UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/12

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND August 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.97%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	18,182,733	$211,283
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I*(c)	1,129,348	19,809
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(c)	4,848,930	82,383
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	12,664,489	138,803
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	20,958,336	134,553
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	1,630,132	33,483
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	39,464,403	309,401
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	27,293,977	207,980
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)-Class I(i)	12,511,430	211,193
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	5,877,601	27,154

Total Investments in Underlying Funds (cost $1,338,563,683)		1,376,042

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $885,000 of U.S. Treasury Note at 0.375% due 4/15/2015; value: $887,911; proceeds: $870,229 (cost $870,228)	$870	870

Total Investments in Securities 100.03% (cost $1,339,433,911)		1,376,912

Liabilities in Excess of Other Assets (0.03)%		(423)

Net Assets 100.00%		$1,376,489

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.32%

COMMON STOCKS 8.61%

Airlines 0.31%

Delta Air Lines, Inc.*	147	$1,270,685

Auto Parts 0.20%

Harley-Davidson, Inc.	19	805,632

Banks: Diversified 0.30%

PNC Financial Services Group, Inc. (The)	20	1,218,336

Biotechnology 0.48%

Medivation, Inc.*	11	1,142,974
Theravance, Inc.*	31	826,770

Total		1,969,744

Chemicals 0.90%

CF Industries Holdings, Inc.	5	1,035,050
Chemtura Corp.*	100	1,653,000
Monsanto Co.	11	1,001,765

Total		3,689,815

Communications Equipment 0.22%

QUALCOMM, Inc.	15	921,900

Computers & Peripherals 0.84%

Apple, Inc.	2	1,297,218
Fusion-io, Inc.*	77	2,170,149

Total		3,467,367

Consumer Services 0.83%

United Rentals, Inc.*	105	3,402,243

Containers & Packaging 0.66%

Rock-Tenn Co. Class A	41	2,710,862

Health Equipment & Supplies 0.14%

Greenway Medical Technologies*	38	569,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments			Shares (000)	Fair Value

Homebuilders 0.58%

Lennar Corp. Class A			74	$2,406,306

Internet Software & Services 0.73%

Facebook, Inc. Class A*			54	979,936
Monster Worldwide, Inc.*			289	2,016,421

Total				2,996,357

Miscellaneous: Financial 0.25%

Ares Capital Corp.			60	1,029,810

Oil: Integrated 0.30%

Continental Resources, Inc.*			11	814,660
Range Resources Corp.			7	423,735

Total				1,238,395

Pharmaceuticals 0.32%

Amarin Corp. plc ADR*			14	184,815
Eli Lilly & Co.			25	1,122,750

Total				1,307,565

Semiconductors 1.31%

Fairchild Semiconductor International, Inc.*			89	1,296,636
Microchip Technology, Inc.			118	4,103,975

Total				5,400,611

Software - Applications & Systems 0.24%

Microsoft Corp.			33	1,001,650

Total Common Stocks (cost $36,335,647)				35,406,546

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 69.86%

Advertising 0.92%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	$3,415	3,790,650

Aerospace & Defense 1.21%

L-3 Communications Holdings, Inc.	3.00%	8/1/2035	5,000	4,987,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Airlines 0.96%

Continental Airlines, Inc.	4.50%	1/15/2015	$3,160	$3,938,150

Auto Parts 0.47%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	590	521,413
TRW Automotive, Inc.	3.50%	12/1/2015	865	1,427,250

Total				1,948,663

Autos 1.18%

Ford Motor Co.	4.25%	11/15/2016	3,550	4,872,375

Beverages 0.77%

Molson Coors Brewing Co.	2.50%	7/30/2013	3,075	3,171,094

Biotechnology 4.12%

Amgen, Inc.	0.375%	2/1/2013	5,400	6,054,750
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	1,275	2,484,656
Incyte Corp.	4.75%	10/1/2015	1,200	2,844,000
Onyx Pharmaceuticals, Inc.	4.00%	8/15/2016	1,485	2,919,881
Regeneron Pharmaceuticals, Inc.†	1.875%	10/1/2016	850	1,588,437
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	850	1,072,063

Total				16,963,787

Commercial Services 0.62%

WESCO International, Inc.	6.00%	9/15/2029	1,175	2,551,219

Communications Equipment 0.30%

Ciena Corp.	0.875%	6/15/2017	1,470	1,227,450

Computers & Peripherals 4.31%

NetApp, Inc.	1.75%	6/1/2013	6,325	7,503,031
SanDisk Corp.	1.00%	5/15/2013	6,600	6,550,500
SanDisk Corp.	1.50%	8/15/2017	3,295	3,665,688

Total				17,719,219

Consumer Services 0.81%

Hertz Global Holdings, Inc.	5.25%	6/1/2014	1,825	3,330,625

Containers & Packaging 1.26%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	5,275	5,182,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified Financials 1.37%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	$5,100	$5,648,250

Diversified Metals & Mining 0.84%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	2,295	2,071,237
Molycorp, Inc.	3.25%	6/15/2016	2,000	1,380,000

Total				3,451,237

e-Commerce 1.59%

priceline.com, Inc.†	1.00%	3/15/2018	1,925	2,023,656
priceline.com, Inc.†	1.25%	3/15/2015	2,220	4,539,900

Total				6,563,556

Entertainment 1.40%

CenterPoint Energy, Inc.	3.375%#	9/15/2029	134	5,073,000
Liberty Interactive LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	750	690,000

Total				5,763,000

Foods 0.67%

Smithfield Foods, Inc.	4.00%	6/30/2013	2,550	2,747,625

Health Equipment & Supply 2.72%

HeartWare International, Inc.	3.50%	12/15/2017	2,320	2,786,900
Hologic, Inc. (Zero Coupon after 12/15/2016)~	2.00%	12/15/2037	2,645	2,935,950
Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	2,155	2,101,125
Medtronic, Inc.	1.625%	4/15/2013	1,875	1,889,062
NuVasive, Inc.	2.75%	7/1/2017	900	848,250
Wright Medical Group, Inc.†	2.00%	8/15/2017	575	613,094

Total				11,174,381

Health Services 1.18%

Medivation, Inc.	2.625%	4/1/2017	1,525	1,995,844
Omnicare, Inc.	3.25%	12/15/2035	975	953,062
Omnicare, Inc.	3.75%	12/15/2025	1,400	1,905,750

Total				4,854,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Homebuilders 1.12%

Lennar Corp.†	3.25%	11/15/2021	$1,175	$1,841,812
Ryland Group, Inc. (The)	1.625%	5/15/2018	2,455	2,786,425

Total				4,628,237

Insurance-Reinsurance 0.28%

Radian Group, Inc.	3.00%	11/15/2017	1,750	1,165,938

Internet Software & Services 0.69%

Equinix, Inc.	3.00%	10/15/2014	1,500	2,857,500

Leisure Facilities 0.74%

MGM Resorts International	4.25%	4/15/2015	3,000	3,037,500

Leisure Products 1.07%

International Game Technology	3.25%	5/1/2014	4,200	4,404,750

Lodging 0.28%

Gaylord Entertainment Co.†	3.75%	10/1/2014	725	1,132,813

Machinery 3.10%

Altra Holdings, Inc.	2.75%	3/1/2031	2,335	2,335,000
Chart Industries, Inc.	2.00%	8/1/2018	2,875	3,651,250
Danaher Corp.	Zero Coupon	1/22/2021	1,525	2,382,812
Navistar International Corp.	3.00%	10/15/2014	2,585	2,326,500
Terex Corp.	4.00%	6/1/2015	1,315	2,059,619

Total				12,755,181

Miscellaneous: Energy 1.42%

Green Plains Renewable Energy, Inc.	5.75%	11/1/2015	1,850	1,320,437
SunPower Corp.	4.50%	3/15/2015	5,020	4,505,450

Total				5,825,887

Miscellaneous: Financial 2.17%

Alliance Data Systems Corp.	1.75%	8/1/2013	3,300	5,828,625
Ares Capital Corp.†	4.875%	3/15/2017	3,060	3,094,425

Total				8,923,050

Miscellaneous: Healthcare 0.76%

Corsicanto Ltd. (Ireland)†(a)	3.50%	1/15/2032	1,745	3,130,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil & Gas Products 0.41%

Stone Energy Corp.†	1.75%	3/1/2017	$1,830	$1,692,750

Oil Services 1.36%

Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	770	787,325
Hornbeck Offshore Services, Inc. (1.375% after 11/15/2013)~	1.625%	11/15/2026	1,890	1,975,617
Transocean, Inc.	1.50%	12/15/2037	2,800	2,821,000

Total				5,583,942

Oil: Integrated 3.50%

Chesapeake Energy Corp.	2.50%	5/15/2037	8,175	7,326,844
Chesapeake Energy Corp.	2.75%	11/15/2035	7,525	7,073,500

Total				14,400,344

Pharmaceuticals 5.15%

Dendreon Corp.	2.875%	1/15/2016	1,409	933,463
Endo Health Solutions, Inc.	1.75%	4/15/2015	1,610	1,984,325
Gilead Sciences, Inc.	0.625%	5/1/2013	2,925	4,435,031
Gilead Sciences, Inc.	1.00%	5/1/2014	4,510	6,105,412
Medicis Pharmaceutical Corp.	1.375%	6/1/2017	1,550	1,534,500
Mylan, Inc.	3.75%	9/15/2015	1,775	3,314,812
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	2,375	2,879,688

Total				21,187,231

Precious Metals 1.83%

Kinross Gold Corp. (Canada)(a)	1.75%	3/15/2028	275	275,688
Newmont Mining Corp.	1.625%	7/15/2017	3,410	4,701,537
Royal Gold, Inc.	2.875%	6/15/2019	2,250	2,539,687

Total				7,516,912

Publishing & Printing 0.43%

Nielsen Holdings NV	6.25%	2/1/2013	3,300	1,788,188

Real Estate 3.85%

BioMed Realty LP†	3.75%	1/15/2030	900	1,050,750
Boston Properties LP	3.75%	5/15/2036	4,260	4,994,850
Digital Realty Trust LP†	5.50%	4/15/2029	1,175	2,144,375
Health Care REIT, Inc.	3.00%	12/1/2029	2,500	2,996,875
Host Hotels & Resorts LP†	2.50%	10/15/2029	2,325	2,996,344
ProLogis	3.25%	3/15/2015	1,500	1,676,250

Total				15,859,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail: Food & Drug 0.66%

Nash Finch Co. (Zero Coupon after 3/15/2013)~	1.631%	3/15/2035	$5,750	$2,702,500

Semiconductors 5.42%

Intel Corp.	3.25%	8/1/2039	7,800	10,149,750
Linear Technology Corp.	3.00%	5/1/2027	1,156	1,216,690
Micron Technology, Inc.†	1.50%	8/1/2031	3,900	3,568,500
ON Semiconductor Corp.	2.625%	12/15/2026	3,465	3,529,969
Xilinx, Inc.	2.625%	6/15/2017	2,880	3,823,200

Total				22,288,109

Software - Applications & Systems 6.28%

DealerTrack Holdings, Inc.†	1.50%	3/15/2017	1,725	1,811,250
Electronic Arts, Inc.	0.75%	7/15/2016	2,770	2,576,100
EMC Corp.	1.75%	12/1/2013	3,690	6,153,075
Nuance Communications, Inc.	2.75%	8/15/2027	1,220	1,715,625
Nuance Communications, Inc.†	2.75%	11/1/2031	3,100	3,541,750
Salesforce.com, Inc.	0.75%	1/15/2015	2,985	5,350,612
Take-Two Interactive Software, Inc.	4.375%	6/1/2014	975	1,187,063
TIBCO Software, Inc.†	2.25%	5/1/2032	3,500	3,526,250

Total				25,861,725

Steel 1.27%

Allegheny Technologies, Inc.	4.25%	6/1/2014	4,600	5,232,500

Textiles & Apparel 0.22%

Iconix Brand Group, Inc.†	2.50%	6/1/2016	895	892,763

Wireless Communications Services 1.15%

Leap Wireless International, Inc.	4.50%	7/15/2014	1,475	1,393,875
SBA Communications Corp.	1.875%	5/1/2013	700	1,021,125
SBA Communications Corp.	4.00%	10/1/2014	1,150	2,325,875

Total				4,740,875

Total Convertible Bonds (cost $279,213,806)				287,494,357

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 18.91%

Aerospace & Defense 0.96%

United Technologies Corp.	7.50%		70	3,929,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Interest Rate	Shares (000)	Fair Value

Auto Parts 0.15%

Goodyear Tire & Rubber Co. (The)	5.875%	14	$636,192

Autos 1.79%

General Motors Co.	4.75%	207	7,379,190

Banks: Diversified 2.46%

Fifth Third Bancorp	8.50%	37	5,311,818
Wells Fargo & Co.	7.50%	4	4,036,500
Wintrust Financial Corp.	7.50%	13	757,939

Total			10,106,257

Diversified Financials 4.37%

AMG Capital Trust I	5.10%	9	493,500
Bank of America Corp.	7.25%	11	11,056,220
Citigroup, Inc.	7.50%	69	6,434,074

Total			17,983,794

Diversified Metals & Mining 0.10%

AngloGold Ashanti Holdings Finance plc	6.00%	10	391,560

Foods 0.34%

Bunge Ltd.	4.875%	15	1,404,150

Health Services 0.40%

HealthSouth Corp.	6.50%	1	1,660,825

Household Durables 0.57%

Stanley Black & Decker, Inc.	4.75%	20	2,359,566

Insurance: Life 1.89%

MetLife, Inc.	5.00%	115	7,769,088

Insurance: Multi-Line 0.29%

Hartford Financial Services Group, Inc. (The)	7.25%	64	1,211,562

Oil & Gas Products 1.69%

Apache Corp.	6.00%	107	5,231,817
Energy XXI Bermuda Ltd.	5.625%	5	1,739,006

Total			6,970,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Interest Rate	Shares (000)	Fair Value

Real Estate 0.70%

Alexandria Real Estate Equities, Inc.	7.00%	104	$2,868,029

Utilities: Electric 3.20%

AES Trust III	6.75%	53	2,666,882
NextEra Energy, Inc.	7.00%	61	3,264,960
PPL Corp.	8.75%	100	5,499,000

PPL Corp.	9.50%			32	1,732,405

Total					13,163,247

Total Convertible Preferred Stocks (cost $78,686,456)					77,834,011

		Maturity Date		Principal Amount (000)

HIGH YIELD CORPORATE BONDS 0.94%

Consumer Services 0.13%

UR Merger Sub Corp.†	7.375%	5/15/2020		$500	531,250

Diversified Financials 0.34%

General Electric Capital Corp.	7.125%	—	(b)	1,300	1,425,350

Homebuilders 0.18%

Lennar Corp.†	4.75%	12/15/2017		750	751,875

Insurance: Multi-Line 0.17%

XL Group plc (Ireland)(a)	6.50%	—	(b)	750	687,188

Oil Services 0.12%

Hornbeck Offshore Services, Inc.	5.875%	4/1/2020		475	486,875

Total High Yield Corporate Bonds (cost $3,727,517)					3,882,538

	Exercise Price	Expiration Date		Shares (000)

WARRANT 0.00%

Miscellaneous: Energy

Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016		182	—	(c)

Total Long-Term Investments (cost $397,963,426)					404,617,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2012

Investments	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENT 2.55%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $10,650,000 of U.S. Treasury Note at 0.375% due 4/15/2015; value: $10,685,028; proceeds: $10,472,468 (cost $10,472,456)	$10,472	$10,472,456

Total Investments in Securities 100.87% (cost $408,435,882)		415,089,908

Liabilities in Excess of Other Assets (0.87%)		(3,566,721)

Net Assets 100.00%		$411,523,187

ADR	American Depositary Receipt.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Valued at zero as of August 31, 2012.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 114.30%

ASSET-BACKED SECURITIES 10.99%

Automobiles 4.81%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$1,951	$1,955,868
Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	111	111,435
Ally Auto Receivables Trust 2011-3 A2	0.36%#	1/15/2014	166	166,034
Ally Auto Receivables Trust 2011-4 A2	0.65%	3/17/2014	254	253,719
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	555	555,068
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	931	932,193
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	1,516	1,519,279
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	2,360	2,366,511
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	1,485	1,488,370
BMW Vehicle Lease Trust 2011-1 A3	1.06%	2/20/2014	1,090	1,093,971
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	2,074	2,086,839
CarMax Auto Owner Trust 2011-2 A2	0.68%	9/15/2014	1,550	1,551,898
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	1,862	1,864,411
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	1,816	1,817,572
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	763	763,383
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	1,590	1,591,392
Ford Credit Auto Lease Trust 2011-B A2	0.82%	1/15/2014	1,134	1,136,179
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	1,498	1,499,335
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	254	254,227
Ford Credit Auto Owner Trust 2011-B A2	0.68%	1/15/2014	625	625,299
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	1,598	1,600,451
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	953	953,922
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	2,000	2,001,575
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	1,758	1,763,786
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	3,200	3,202,038
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	1,666	1,668,569
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	1,735	1,737,160
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	1,595	1,598,049
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	766	766,834
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	913	913,775
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%	3/16/2015	589	592,195
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	933	937,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	$2,500	$2,507,995
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	3,525	3,535,087
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	1,740	1,745,460
Volkswagen Auto Lease Trust 2011-A A2	1.00%	2/20/2014	2,112	2,118,744
World Omni Automobile Lease Securitization Trust 2011-A A2	0.81%	10/15/2013	1,162	1,163,546

Total				52,439,379

Credit Cards 4.09%

American Express Credit Account Master Trust 2010-1 A	0.49%#	11/16/2015	500	500,734
Bank One Issuance Trust 2003-A4	0.49%#	1/15/2016	2,100	2,104,179
Capital One Multi-Asset Execution Trust 2005-A10 A	0.32%#	9/15/2015	1,250	1,249,861
Capital One Multi-Asset Execution Trust 2006-A5	0.30%#	1/15/2016	2,000	1,999,588
Capital One Multi-Asset Execution Trust 2007-A8	0.768%#	10/15/2015	500	499,967
Capital One Multi-Asset Execution Trust 2008-A3	5.05%	2/15/2016	1,500	1,542,741
Chase Issuance Trust 2004-A8	0.36%#	9/15/2015	2,500	2,501,235
Chase Issuance Trust 2005-A11 A	0.31%#	12/15/2014	2,635	2,635,262
Chase Issuance Trust 2007-A17 A	5.12%	10/15/2014	1,375	1,383,091
Chase Issuance Trust 2008-A4	4.65%	3/15/2015	3,250	3,325,099
Chase Issuance Trust 2008-A6	1.44%#	5/15/2015	1,150	1,159,924
Chase Issuance Trust 2011-A1	0.43%#	3/16/2015	5,400	5,406,712
Chase Issuance Trust 2011-A2	0.33%#	5/15/2015	650	650,232
Citibank Credit Card Issuance Trust 2002-A10	0.488%#	12/17/2014	600	600,468
Citibank Credit Card Issuance Trust 2008-A5	4.85%	4/22/2015	2,710	2,787,791
Citibank Credit Card Issuance Trust 2009-A5	2.25%	12/23/2014	2,000	2,011,808
Citibank Omni Master Trust 2009-A14A†	2.99%#	8/15/2018	2,500	2,621,981
Discover Card Master Trust 2008-A4	5.65%	12/15/2015	4,350	4,529,346
Discover Card Master Trust 2011-A2	0.45%#	11/16/2015	1,407	1,408,706
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%	6/15/2016	2,200	2,229,999
MBNA Credit Card Master Note Trust 2005-A10	0.30%#	11/16/2015	404	404,036
World Financial Network Credit Card Master Trust 2006-A†	0.37%#	2/15/2017	3,000	2,999,234

Total				44,551,994

Home Equity 0.02%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	258	254,254

Other 2.07%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.566%#	6/25/2035	728	722,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Other (continued)

Illinois Student Assistance Commission 2010-1 A2	1.501%#	4/25/2022	$1,495	$1,508,380
SLM Student Loan Trust 2006-2 A5	0.561%#	7/25/2025	2,600	2,511,362
SLM Student Loan Trust 2008-3 A3	1.451%#	10/25/2021	1,020	1,021,588
SLM Student Loan Trust 2008-4 A4	2.101%#	7/25/2022	2,545	2,645,485
SLM Student Loan Trust 2008-5 A4	2.151%#	7/25/2023	5,685	6,007,063
SLM Student Loan Trust 2010-A 2A†	3.49%#	5/16/2044	2,438	2,529,349
SLM Student Loan Trust 2010-C A1†	1.89%#	12/15/2017	1,249	1,252,119
SLM Student Loan Trust 2011-1 A2	1.386%#	10/25/2034	1,600	1,585,404
SLM Student Loan Trust 2012-C A1†	1.34%#	8/15/2023	1,308	1,310,864
Structured Asset Securities Corp. 2005-WF1 A3	0.566%#	2/25/2035	1,480	1,402,375

Total				22,496,424

Total Asset-Backed Securities (cost $119,584,197)				119,742,051

CORPORATE BONDS 32.08%

Aerospace/Defense 0.05%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	521	547,050

Auto Parts: Original Equipment 0.26%

BorgWarner, Inc.	8.00%	10/1/2019	2,342	2,870,786

Automotive 0.27%

Ford Motor Co.	7.45%	7/16/2031	1,559	1,933,160
Kia Motors Corp. (South Korea)†(a)	3.625%	6/14/2016	1,000	1,040,194

Total				2,973,354

Banks: Diversified 6.25%

Banco Bradesco SA†	5.75%	3/1/2022	829	876,667
Banco Bradesco SA†	5.90%	1/16/2021	400	423,000
Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022	400	432,850
Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	600	636,000
BanColombia SA (Colombia)(a)	4.25%	1/12/2016	650	676,000
Bank of America Corp.	5.625%	7/1/2020	1,120	1,243,726
Bank of America Corp.	7.625%	6/1/2019	4,780	5,845,443
Bank of Nova Scotia (Canada)†(a)	2.15%	8/3/2016	2,240	2,355,781
BBVA Bancomer SA†	6.75%	9/30/2022	600	646,500
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	2,420	2,437,434
Citigroup, Inc.	5.50%	4/11/2013	1,444	1,483,434
Citigroup, Inc.	6.125%	5/15/2018	726	842,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Citigroup, Inc.	8.50%	5/22/2019	$2,400	$3,074,422
Discover Bank	8.70%	11/18/2019	3,785	4,796,526
DnB Bank ASA (Norway)†(a)	3.20%	4/3/2017	2,275	2,362,344
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	3,200	3,312,144
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	425	442,348
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	1,031	1,139,757
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	7,550	9,067,210
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	325	334,750
Itau Unibanco Holding SA (Brazil)†(a)	5.50%	8/6/2022	900	921,150
JPMorgan Chase & Co.	4.35%	8/15/2021	3,000	3,294,045
JPMorgan Chase & Co.	4.50%	1/24/2022	2,054	2,285,276
JPMorgan Chase & Co.	5.375%	10/1/2012	1,551	1,556,522
JPMorgan Chase & Co.	5.75%	1/2/2013	2,106	2,138,477
JPMorgan Chase & Co.	6.30%	4/23/2019	603	736,949
Morgan Stanley	5.75%	1/25/2021	1,025	1,060,254
Morgan Stanley	6.00%	4/28/2015	1,100	1,172,611
Morgan Stanley	6.25%	8/28/2017	2,390	2,592,459
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2016	2,260	2,337,534
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2017	3,220	3,354,654
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	4,000	4,189,144

Total				68,068,404

Banks: Money Center 0.67%

BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	200	206,000
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	699,206
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,457	1,741,025
SVB Financial Group	5.375%	9/15/2020	2,150	2,372,617
Zions Bancorporation	4.50%	3/27/2017	2,230	2,333,597

Total				7,352,445

Beverages 0.41%

Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,151	1,164,186
Beam, Inc.	5.875%	1/15/2036	423	507,065
Pernod Ricard SA (France)†(a)	5.50%	1/15/2042	500	566,614
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	1,897	2,213,108

Total				4,450,973

Biotechnology Research & Production 0.03%

Laboratory Corp. of America Holdings	5.50%	2/1/2013	367	373,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Broadcasting 0.30%

Cox Communications, Inc.	7.125%	10/1/2012	$3,235	$3,249,402

Brokers 0.29%

Raymond James Financial, Inc.	8.60%	8/15/2019	2,531	3,183,806

Building Materials 0.26%

Owens Corning, Inc.	9.00%	6/15/2019	500	630,517
Voto-Votorantim Ltd.†	6.75%	4/5/2021	750	862,500
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	1,200	1,290,000

Total				2,783,017

Business Services 0.25%

ERAC USA Finance LLC†	5.80%	10/15/2012	1,534	1,542,034
Verisk Analytics, Inc.	4.875%	1/15/2019	550	593,502
Verisk Analytics, Inc.	5.80%	5/1/2021	500	563,809

Total				2,699,345

Cable Services 0.60%

Historic TW, Inc.	9.125%	1/15/2013	2,398	2,469,393
Time Warner Cable, Inc.	6.55%	5/1/2037	790	989,573
Time Warner Cable, Inc.	7.30%	7/1/2038	2,217	3,035,452

Total				6,494,418

Chemicals 0.55%

Airgas, Inc.	7.125%	10/1/2018	1,046	1,126,436
CF Industries, Inc.	7.125%	5/1/2020	284	353,225
Incitec Pivot Finance LLC†	6.00%	12/10/2019	2,782	3,109,556
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	1,301	1,394,658

Total				5,983,875

Computer Hardware 0.55%

Hewlett-Packard Co.	4.50%	3/1/2013	5,847	5,950,217

Computer Software 0.36%

BMC Software, Inc.	7.25%	6/1/2018	3,230	3,912,047

Construction/Homebuilding 0.09%

Odebrecht Finance Ltd.†	7.125%	6/26/2042	850	935,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

ConsumerProducts 0.07%

Tupperware Brands Corp.	4.75%	6/1/2021	$761	$803,436

Containers 0.03%

Rock-Tenn Co.†	4.90%	3/1/2022	277	301,376

Electric: Power 0.94%

Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,944	3,405,869
National Fuel Gas Co.	8.75%	5/1/2019	825	1,049,802
Oncor Electric Delivery Co. LLC	4.10%	6/1/2022	587	613,987
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	677	843,677
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	567	742,682
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	1,170	1,310,516
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,262,962

Total				10,229,495

Electronics 0.05%

PerkinElmer, Inc.	5.00%	11/15/2021	475	527,869

Electronics: Semi-Conductors/Components 0.49%

Agilent Technologies, Inc.	4.45%	9/14/2012	541	541,461
KLA-Tencor Corp.	6.90%	5/1/2018	4,009	4,825,196

Total				5,366,657

Energy Equipment & Services 0.53%

Alta Wind Holdings LLC†	7.00%	6/30/2035	1,114	1,243,415
Cameron International Corp.	7.00%	7/15/2038	283	377,625
Energy Transfer Partners LP	5.95%	2/1/2015	1,463	1,605,553
EQT Corp.	6.50%	4/1/2018	400	462,181
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,900	2,128,709

Total				5,817,483

Fertilizers 0.02%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	175	222,317

Financial Services 3.72%

BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	600	667,500
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	2,020	2,051,502
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(a)	5.125%	11/30/2024	400	406,000
FMR LLC†	6.45%	11/15/2039	1,650	1,997,233
FMR LLC†	7.49%	6/15/2019	400	489,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

General Electric Capital Corp.	2.00%	9/28/2012	$9,343	$9,354,754
General Electric Capital Corp.	5.40%	9/20/2013	4,475	4,702,312
General Electric Capital Corp.	6.75%	3/15/2032	3,970	5,170,214
General Electric Capital Corp.	6.875%	1/10/2039	4,575	6,275,129
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	700	751,571
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	980	998,181
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	525	562,977
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	1,000	1,031,943
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	1,400	1,446,959
TD Ameritrade Holding Corp.	5.60%	12/1/2019	1,600	1,853,259
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	2,120	2,761,913

Total				40,520,535

Financial: Miscellaneous 0.55%

Compagnie de Financement Foncier (France)†(a)	2.125%	4/22/2013	2,400	2,420,299
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,169,178
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	1,286	1,379,114

Total				5,968,591

Food 0.86%

Kellogg Co.	4.25%	3/6/2013	1,171	1,192,884
Kellogg Co.	5.125%	12/3/2012	3,748	3,790,682
Kraft Foods, Inc.	6.00%	2/11/2013	4,234	4,331,340

Total				9,314,906

Health Care Services 0.22%

Medco Health Solutions, Inc.	6.125%	3/15/2013	2,359	2,425,675

Insurance 0.86%

American International Group, Inc.	4.875%	9/15/2016	395	433,391
American International Group, Inc.	8.25%	8/15/2018	924	1,168,578
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,052	1,170,678
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	946	991,292
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,025	1,077,720
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	471	507,992
Markel Corp.	7.125%	9/30/2019	2,227	2,616,146
Willis North America, Inc.	7.00%	9/29/2019	1,180	1,412,262

Total				9,378,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Investment Management Companies 0.31%

Lazard Group LLC	7.125%	5/15/2015	$2,583	$2,836,142
Oaktree Capital Management LP†	6.75%	12/2/2019	442	487,409

Total				3,323,551

Leasing 0.04%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	427	430,825

Leisure 0.13%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,100	1,432,703

Lodging 0.13%

Hyatt Hotels Corp.†	6.875%	8/15/2019	1,156	1,377,526

Machinery: Agricultural 0.35%

Lorillard Tobacco Co.	8.125%	6/23/2019	1,140	1,465,405
Lorillard Tobacco Co.	8.125%	5/1/2040	1,788	2,350,383

Total				3,815,788

Machinery: Oil Well Equipment & Services 0.20%

Pride International, Inc.	8.50%	6/15/2019	1,652	2,167,589

Manufacturing 0.22%

Hillenbrand, Inc.	5.50%	7/15/2020	2,192	2,445,130

Media 0.56%

Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	2,550	2,766,750
NBCUniversal Media LLC	6.40%	4/30/2040	1,985	2,581,127
News America, Inc.	6.90%	8/15/2039	581	756,703

Total				6,104,580

Metals & Minerals: Miscellaneous 0.81%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	3,084	4,112,344
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	2,283	2,350,711
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,325	2,333,510

Total				8,796,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Natural Gas 0.32%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$885	$1,145,650
SourceGas LLC†	5.90%	4/1/2017	886	951,712
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,407,144

Total				3,504,506

Oil 0.91%

Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	3,404	4,263,173
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	300	386,050
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	500	652,798
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	8.625%	4/28/2034	800	1,100,144
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	448,875
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,267,982
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	650	648,352
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	300	314,522
Valero Energy Corp.	10.50%	3/15/2039	505	784,769

Total				9,866,665

Oil: Crude Producers 0.43%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	650	689,000
Enterprise Products Operating LLC	7.55%	4/15/2038	1,031	1,391,280
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,722	1,837,336
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	700	742,000

Total				4,659,616

Oil: Integrated Domestic 0.89%

Buckeye Partners LP	6.05%	1/15/2018	779	861,579
COSL Finance BVI Ltd.†(b)	3.25%	9/6/2022	700	700,772
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	1,762	1,764,269
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,000	1,270,456
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,664,954
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,072,696
Questar Gas Co.	7.20%	4/1/2038	350	501,111
Rowan Cos., Inc.	7.875%	8/1/2019	1,548	1,892,291

Total				9,728,128

Oil: Integrated International 0.99%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	3,675	3,759,661
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	1,150	1,285,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International (continued)

Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	$707	$888,661
Petrohawk Energy Corp.	10.50%	8/1/2014	1,120	1,226,933
Transocean, Inc.	6.375%	12/15/2021	354	427,223
Transocean, Inc.	7.375%	4/15/2018	1,158	1,370,344
Weatherford International Ltd.	9.875%	3/1/2039	1,300	1,859,190

Total				10,817,516

Paper & Forest Products 0.78%

Georgia-Pacific LLC†	8.25%	5/1/2016	1,485	1,604,148
Georgia-Pacific LLC	8.875%	5/15/2031	2,475	3,602,778
International Paper Co.	9.375%	5/15/2019	829	1,125,115
Plum Creek Timberlands LP	4.70%	3/15/2021	2,007	2,139,424

Total				8,471,465

Real Estate Investment Trusts 0.99%

American Tower Corp.	4.70%	3/15/2022	658	713,325
Entertainment Properties Trust	7.75%	7/15/2020	753	842,679
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	1,000	1,049,051
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,600	1,708,806
HCP, Inc.	6.00%	1/30/2017	3,000	3,426,639
Health Care REIT, Inc.	5.25%	1/15/2022	700	784,720
Weyerhaeuser Co.	7.375%	10/1/2019	1,849	2,282,870

Total				10,808,090

Restaurants 0.19%

Darden Restaurants, Inc.	5.625%	10/15/2012	2,052	2,062,305

Retail 0.87%

Family Dollar Stores, Inc.	5.00%	2/1/2021	938	1,016,392
Lotte Shopping Co., Ltd. (South Korea)†(a)	3.375%	5/9/2017	1,400	1,451,946
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	2,000	2,034,218
QVC, Inc.†	7.375%	10/15/2020	4,503	5,021,061

Total				9,523,617

Savings & Loan 0.31%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	2,932	3,398,343

Steel 0.80%

Allegheny Ludlum Corp.	6.95%	12/15/2025	200	237,766
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,700	4,778,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Steel (continued)

Gerdau Trade, Inc.†	5.75%	1/30/2021	$600	$640,500
Valmont Industries, Inc.	6.625%	4/20/2020	2,559	3,048,872

Total				8,705,503

Telecommunications 0.64%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	692	747,360
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	5,544	5,777,059
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	479	496,962

Total				7,021,381

Tobacco 0.53%

Altria Group, Inc.	8.50%	11/10/2013	619	675,190
Altria Group, Inc.	9.95%	11/10/2038	2,998	5,136,432

Total				5,811,622

Transportation: Miscellaneous 0.75%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,420	1,446,535
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	1,087	1,153,129
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	690	814,200
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022	1,000	1,018,750
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	3,475	3,784,470

Total				8,217,084

Utilities 0.34%

Public Service Co. of New Mexico	7.95%	5/15/2018	1,092	1,327,450
Williams Cos., Inc. (The)	8.75%	3/15/2032	1,744	2,406,279

Total				3,733,729

Utilities: Electrical 0.06%

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	540	673,650

Total Corporate Bonds (cost $329,213,562)				349,601,552

FOREIGN GOVERNMENT OBLIGATIONS 1.18%

Bahamas 0.06%

Commonwealth of Bahamas†	6.95%	11/20/2029	588	697,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Bermuda 0.21%

Bermuda Government†	4.138%	1/3/2023	$1,050	$1,110,084
Bermuda Government†	5.603%	7/20/2020	1,000	1,163,370

Total				2,273,454

Brazil 0.08%

Federal Republic of Brazil(a)	5.625%	1/7/2041	625	810,937

Cayman Islands 0.13%

Cayman Islands Government†	5.95%	11/24/2019	1,200	1,370,039

Croatia 0.02%

Republic of Croatia†(a)	6.25%	4/27/2017	200	212,152

Iceland 0.12%

Republic of Iceland†(a)	5.875%	5/11/2022	1,200	1,274,358

Indonesia 0.08%

Republic of Indonesia†(a)	5.25%	1/17/2042	820	916,350

Mexico 0.05%

United Mexican States(a)	4.75%	3/8/2044	450	505,125

Panama 0.05%

Republic of Panama(a)	6.70%	1/26/2036	384	549,504

Peru 0.08%

Republic of Peru(a)	6.55%	3/14/2037	611	879,840

Qatar 0.07%

State of Qatar†(a)	3.125%	1/20/2017	750	788,438

Russia 0.23%

Russia Eurobonds†(a)	3.625%	4/29/2015	2,400	2,522,808

Total Foreign Government Obligations (cost $11,763,389)				12,800,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.90%

Federal Home Loan Mortgage Corp.(c)	3.00%	TBA	$16,400	$17,237,937
Federal Home Loan Mortgage Corp.(c)	3.50%	TBA	61,600	65,190,128
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	57,800	61,836,966
Federal Home Loan Mortgage Corp.	5.00%	11/1/2017 - 6/1/2026	13,721	14,890,184
Federal National Mortgage Assoc.(c)	3.00%	TBA	37,500	38,912,111
Federal National Mortgage Assoc.(c)	3.50%	TBA	15,000	15,907,031
Federal National Mortgage Assoc.(c)	4.50%	TBA	3,600	3,887,437
Federal National Mortgage Assoc.(c)	5.50%	TBA	21,000	23,040,942
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 2/1/2038	42,379	46,789,343
Federal National Mortgage Assoc.	6.00%	10/1/2038	4,755	5,285,236
Federal National Mortgage Assoc.	6.50%	1/1/2036	140	160,920

Total Government Sponsored Enterprises Pass-Throughs (cost $286,355,150)				293,138,235

MUNICIPAL BONDS 0.84%

Education 0.09%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	780	985,155

Other Revenue 0.33%

Dallas Cnty TX Hosp Dist Build America Bds Ser B	6.171%	8/15/2034	457	542,783
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,045	1,286,029
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,470	1,777,480

Total				3,606,292

Transportation 0.26%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,285	1,482,415
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%	10/1/2046	1,060	1,304,351

Total				2,786,766

Utilities 0.16%

Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	440	595,518
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	615	664,907
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	395	467,412

Total				1,727,837

Total Municipal Bonds (cost $7,825,903)				9,106,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.71%

Arkle Master Issuer plc 2010-1A 2A†	1.585%#	5/17/2060	$1,950	$1,957,566
Arkle Master Issuer plc 2010-2A 1A1†	1.835%#	5/17/2060	1,560	1,575,650
Arkle Master Issuer plc 2011-1A 2A†	1.685%#	5/17/2060	750	756,951
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	2,293	2,618,230
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	1,485	1,566,173
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.42%#	6/15/2022	2,152	2,051,289
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	1,950	1,990,351
Credit Suisse Mortgage Capital Certificates 2007-C5 A4	5.695%	9/15/2040	3,675	4,119,859
Fosse Master Issuer plc 2012-1A 2A2†	1.855%#	10/18/2054	700	711,361
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.481%#	3/10/2044	1,153	1,160,338
Gracechurch Mortgage Financing plc 2006-1 A6†	0.534%#	11/20/2056	821	820,641
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.984%#	11/20/2056	1,750	1,779,332
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	1,512	1,551,686
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	2,047	2,048,118
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	647	648,039
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	1,900	1,995,474
Holmes Master Issuer plc 2010-1A A2†	1.855%#	10/15/2054	1,700	1,716,867
Holmes Master Issuer plc 2012-1A A2†	2.105%#	10/15/2054	1,100	1,123,881
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	865	867,794
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%#	6/15/2049	2,113	2,177,851
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.706%#	3/18/2051	2,435	2,454,991
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	274	277,322
Merrill Lynch Floating Trust 2008-LAQA A1†	0.779%#	7/9/2021	1,740	1,709,861
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%#	11/12/2037	4,214	4,209,211
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	267	267,602
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	171	171,320
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.549%#	6/12/2050	444	440,033
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 AS	3.792%	8/15/2045	3,250	3,367,605
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	864	863,393
Morgan Stanley Capital I 2007-XLF9 A2†	0.80%#	12/15/2020	2,063	2,001,204
Permanent Master Issuer plc 2010-1A†	1.605%#	7/15/2042	2,100	2,108,041
Sequoia Mortgage Trust 2012-3 A1	3.50%	7/25/2042	794	842,500
Silverstone Master Issuer plc 2011-1A†	2.003%#	1/21/2055	1,350	1,375,202
UBS Commercial Mortgage Trust 2012-C1 A3	3.40%	5/10/2045	2,710	2,874,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS Commercial Mortgage Trust 2012-C1 D†	5.72%#	5/10/2045	$2,525	$2,145,831
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	1,510	1,637,976
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	1,405	1,440,866
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	780	788,341

Total Non-Agency Commercial Mortgage-Backed Securities (cost $60,871,180)				62,213,498

U.S. TREASURY OBLIGATIONS 36.60%

U.S. Treasury Bond	3.00%	5/15/2042	38,908	41,558,608
U.S. Treasury Note	0.50%	10/15/2014	129,023	129,748,754
U.S. Treasury Note	0.50%	7/31/2017	73,216	72,924,308
U.S. Treasury Note	0.625%	12/31/2012	87,500	87,650,413
U.S. Treasury Note	0.625%	8/31/2017	11,013	11,030,213
U.S. Treasury Note	1.00%	3/31/2017	30,722	31,372,446
U.S. Treasury Note	1.625%	8/15/2022	24,365	24,509,679

Total U.S. Treasury Obligations (cost $397,122,535)				398,794,421

Total Long-Term Investments (cost $1,212,735,916)				1,245,395,968

SHORT-TERM INVESTMENTS 7.00%

Commercial Paper 0.45%

Oil 0.18%

BP Capital Markets plc	0.668%	2/11/2013	2,000	1,992,665

Telecommunications 0.27%

Vodafone Group plc	0.444%	2/13/2013	3,000	2,983,495

Total Commercial Paper (cost $4,976,160)				4,976,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Repurchase Agreements 6.55%

Repurchase Agreement dated 8/31/2012, 0.15% due 9/4/2012 with Bank of America Corp. collateralized by $70,233,000 of U.S. Treasury Note at 1.00% due 3/31/2017; value: $72,032,211; proceeds: $70,241,171			$70,240	$70,240,000
Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Federal Income Clearing Corp. collateralized by $1,125,000 of U.S. Treasury Note at 0.375% due 4/15/2015; value: $1,128,700; proceeds: $1,102,717			1,103	1,102,716

Total Repurchase Agreements (cost $71,342,716)				71,342,716

Total Short-Term Investments (cost $76,318,876)				76,318,876

Total Investments in Securities 121.30% (cost $1,289,054,792)				1,321,714,844

Liabilities in Excess of Cash and Other Assets (21.30%)				(232,089,403)

Net Assets 100.00%				$1,089,625,441

#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.97%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	2,325,106	$27,018
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(c)	1,191,936	36,223
Lord Abbett Developing Growth Fund, Inc.-Class I*(d)	386,357	9,075
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	1,392,783	18,064
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	886,989	18,219
Lord Abbett Securities Trust-International Core Equity Fund-Class I(f)	1,953,066	21,581
Lord Abbett Securities Trust-International Opportunities Fund-Class I(g)	1,142,048	14,561
Lord Abbett Stock Appreciation Fund-Class I*(h)	2,865,670	18,054
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(g)	1,139,214	18,148

Total Investments in Underlying Funds 99.97% (cost $154,400,366)		180,943

Cash and Other Assets in Excess of Liabilities 0.03%		63

Net Assets 100.00%		$181,006

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)

Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND August 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.75%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	1,785,993	$20,753
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I*(c)	206,102	3,615
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(c)	278,733	4,736
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	6,478,327	71,002
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(e)	8,500,912	54,576
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	24,927,955	195,435
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	7,617,104	58,042
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)-Class I(h)	3,508,172	59,218
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	26,717,044	123,433

Total Investments in Underlying Funds (cost $574,884,415)		590,810

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.02%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $105,000 of U.S. Treasury Note at 0.375% due 4/15/2015; value: $105,345; proceeds: $100,986 (cost $100,986)	$101	101

Total Investments in Securities 99.77% (cost $574,985,401)		590,911

Other Assets in Excess of Liabilities 0.23%		1,380

Net Assets 100.00%		$592,291

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 97.06%

CORPORATE BONDS 5.71%

Chemicals 0.22%

Hexion US Finance Corp.	6.625%		4/15/2020	$4,000	$4,060,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%		2/1/2018	3,000	3,037,500

Total					7,097,500

Energy 0.84%

Chaparral Energy, Inc.	8.25%		9/1/2021	2,000	2,190,000
Energy XXI Gulf Coast, Inc.	7.75%		6/15/2019	3,000	3,202,500
Global Geophysical Services, Inc.	10.50%		5/1/2017	1,550	1,437,625
Kodiak Oil & Gas Corp.†	8.125%		12/1/2019	3,000	3,191,250
LINN Energy LLC/LINN Energy Finance Corp.	7.75%		2/1/2021	2,500	2,618,750
MEG Energy Corp. (Canada)†(a)	6.50%		3/15/2021	3,450	3,648,375
Oasis Petroleum, Inc.	7.25%		2/1/2019	2,000	2,120,000
SM Energy Co.	6.625%		2/15/2019	4,500	4,725,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.†	7.375%		8/1/2021	1,237	1,311,220
W&T Offshore, Inc.	8.50%		6/15/2019	2,000	2,165,000

Total					26,609,720

Financial 0.10%

Aircastle Ltd.	6.75%		4/15/2017	3,000	3,255,000

Food & Drug 0.25%

Campbell Soup Co.	0.743%	#	8/1/2014	4,400	4,423,113
Phibro Animal Health Corp.†	9.25%		7/1/2018	2,000	1,920,000
Post Holdings, Inc.†	7.375%		2/15/2022	1,315	1,392,256

Total					7,735,369

Food/Tobacco 0.07%

Del Monte Corp.	7.625%		2/15/2019	2,250	2,258,438

Forest Products 0.46%

AEP Industries, Inc.	8.25%		4/15/2019	5,000	5,350,000
Longview Fibre Paper & Packaging, Inc.†	8.00%		6/1/2016	3,000	3,120,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%		5/15/2018	6,000	6,105,000

Total					14,575,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming/Leisure 0.28%

Chester Downs & Marina LLC†	9.25%	2/1/2020	$2,150	$2,182,250
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	3,000	3,360,000
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	3,000	3,435,000

Total				8,977,250

Healthcare 0.47%

Community Health Systems, Inc.	5.125%	8/15/2018	6,000	6,202,500
Grifols, Inc.	8.25%	2/1/2018	2,370	2,618,850
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,933,000
Select Medical Corp.	7.625%	2/1/2015	710	720,206
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,397,875

Total				14,872,431

Housing 0.06%

Beazer Homes USA, Inc.	6.875%	7/15/2015	2,000	2,007,500

Information Technology 0.35%

Avaya, Inc.†	7.00%	4/1/2019	500	460,000
Avaya, Inc. PIK	10.125%	11/1/2015	2,000	1,750,000
CDW LLC/CDW Finance Corp.	8.50%	4/1/2019	2,000	2,200,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,175,000
Nuance Communications, Inc.†	5.375%	8/15/2020	1,000	1,027,500
Viasystems Group, Inc.†	7.875%	5/1/2019	3,500	3,447,500

Total				11,060,000

Manufacturing 0.23%

Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,500	2,781,250
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	4,000	4,420,000

Total				7,201,250

Media/Telecommunications 1.09%

Cricket Communications, Inc.	7.75%	10/15/2020	2,000	1,950,000
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	3,000	3,210,000
DISH DBS Corp.†	5.875%	7/15/2022	4,000	4,050,000
Hughes Satellite Systems Corp.	6.50%	6/15/2019	3,000	3,228,750
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	3,000	3,161,250
MetroPCS Wireless, Inc.	7.875%	9/1/2018	3,000	3,240,000
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	2,185,000
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	3,500	2,817,500
UPCB Finance V Ltd.†	7.25%	11/15/2021	3,250	3,558,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)

Wind Acquisition Finance SA (Italy)†(a)	11.75%		7/15/2017	$4,750	$4,370,000
Windstream Corp.	7.00%		3/15/2019	2,500	2,543,750

Total					34,315,000

Metals/Minerals 0.31%

James River Coal Co.	7.875%		4/1/2019	1,500	898,125
KGHM International Ltd. (Canada)†(a)	7.75%		6/15/2019	3,250	3,363,750
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018	5,000	3,712,500
OGX Austria GmbH (Austria) †(a)	8.50%		6/1/2018	2,000	1,785,000

Total					9,759,375

Retail 0.12%

Dave & Buster’s, Inc.	11.00%		6/1/2018	2,000	2,240,000
Toys “R” Us Property Co. II LLC	8.50%		12/1/2017	1,500	1,631,250

Total					3,871,250

Service 0.41%

Alliance Data Systems Corp.†	6.375%		4/1/2020	4,250	4,420,000
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	2,000	2,105,000
Hertz Corp. (The)	6.75%		4/15/2019	2,000	2,110,000
Iron Mountain, Inc.	5.75%		8/15/2024	1,400	1,421,000
Iron Mountain, Inc.	7.75%		10/1/2019	1,500	1,687,500
Travelport LLC PIK†	6.461%	#	12/1/2016	1,604	1,247,120

Total					12,990,620

Transportation 0.40%

BakerCorp International, Inc.†	8.25%		6/1/2019	900	900,000
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	3,500	3,565,625
Florida East Coast Railway Corp.	8.125%		2/1/2017	1,500	1,582,500
Navistar International Corp.	8.25%		11/1/2021	2,430	2,326,725
NESCO LLC/NESCO Holdings Corp.†	11.75%		4/15/2017	3,000	3,165,000
Stanadyne Corp.	10.00%		8/15/2014	1,000	932,500

Total					12,472,350

Utility 0.05%

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	6.875%		8/15/2017	1,400	1,436,750

Total Corporate Bonds (cost $179,087,034)					180,494,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

FLOATING RATE LOANS(b) 90.17%

Aerospace 3.25%

API Technologies Corp. Term Loan B	8.75%	6/1/2016	$10,862	$10,882,780
AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(a)	5.75%	7/16/2018	4,500	4,505,625
AWAS Finance Luxembourg S.A.R.L. Term Loan B (Luxembourg)(a)	5.25%	6/10/2016	13,002	13,050,702
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	18,113	18,233,983
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	9,950	9,991,462
DynCorp International LLC Term Loan B	6.25%	7/7/2016	12,702	12,686,298
SI Organization, Inc. (The) New Term Loan B	4.50%	11/22/2016	7,043	6,901,895
TASC, Inc. New Term Loan B	4.50%	12/18/2015	6,671	6,624,802
United Airlines, Inc. Term Loan B	2.25%	2/3/2014	20,210	19,881,535

Total				102,759,082

Chemicals 3.22%

Ashland, Inc. Term Loan B	3.75% - 5.00%	8/23/2018	2,993	3,010,202
General Chemical Corp. New Term Loan	5.00% - 5.75%	10/6/2015	7,099	7,110,632
Houghton International, Inc. New Term Loan B	6.75%	1/29/2016	4,904	4,952,900
INEOS U.S. Finance LLC 6 Year Term Loan	6.50%	5/4/2018	26,012	26,082,779
Momentive Performance Materials USA, Inc. Tranche B-1B Term Loan	3.75%	5/5/2015	6,560	6,182,594
Momentive Specialty Chemicals, Inc. Extended Term Loan C-1B	4.00%	5/5/2015	5,767	5,632,840
Momentive Specialty Chemicals, Inc. Extended Term Loan C-2B	4.25%	5/5/2015	2,493	2,434,617
Momentive Specialty Chemicals, Inc. Extended Term Loan C-4B	4.125% - 4.25%	5/5/2015	1,396	1,347,158
Nexeo Solutions LLC Term Loan B	5.00% - 5.75%	9/8/2017	11,109	10,859,414
PetroLogistics LP Term Loan B	7.00%	3/23/2017	3,990	4,019,925
Styron S.A.R.L. LLC New Term Loan B (Luxembourg)(a)	8.00%	8/2/2017	18,779	17,585,585
Univar, Inc. Term Loan B	5.00%	6/30/2017	12,419	12,372,815

Total				101,591,461

Consumer Non-Durables 1.86%

FGI Operating Co. LLC Term Loan	5.50% - 6.50%	4/19/2019	9,000	9,050,625
Revlon Consumer Products Corp. New Term Loan B	4.75%	11/17/2017	15,385	15,382,600
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	11/30/2017	4,250	4,143,750
Springs Windows Fashions LLC New Term Loan B	6.00%	5/31/2017	12,536	12,371,208
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	4,100	4,182,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Non-Durables (continued)

Wilton Products, Inc. Term Loan	7.50%	8/30/2018	$13,500	$13,533,750

Total				58,663,933

Energy 2.09%

Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	30,000	30,137,250
Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	4,871	4,946,350
Everest Acquisition LLC Term Loan B	6.50%	4/24/2018	7,000	6,930,364
Frac Tech International LLC Term Loan B	6.25%	5/6/2016	12,845	11,359,026
Preferred Proppants LLC Term Loan B	7.50%	12/15/2016	8,856	8,457,003
Tervita Corp. Incremental Term Loan (Canada) (a)	6.50%	10/17/2014	3,980	4,008,190

Total				65,838,183

Financial 3.42%

Alliant Holdings I, Inc. Term Loan B	3.461%	8/21/2014	1,793	1,795,187
CNO Financial Group, Inc. Term Loan B1	6.25%	9/30/2016	5,318	5,364,475
Delos Aircraft, Inc. Term Loan 2	4.75%	4/12/2016	8,000	8,085,000
Fly Funding II S.A.R.L. Term Loan B (Luxembourg)(a)	6.75%	8/8/2018	10,400	10,283,000
Fortress Investment Group LLC Term Loan B	5.75%	10/7/2015	7,639	7,643,493
HUB International Ltd. Extended Term Loan	4.732%	6/13/2017	1,995	1,998,741
MIP Delaware LLC Term Loan	5.50%	7/12/2018	4,264	4,300,943
Nuveen Investments, Inc. Extended 1st Lien Term Loan	5.947% - 5.961%	5/13/2017	15,889	15,974,770
Nuveen Investments, Inc. Extended Term Loan	5.925% - 5.961%	5/12/2017	11,970	12,025,542
Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	7,440	7,501,997
Ocwen Financial Corp. Term Loan B	7.00%	9/1/2016	6,417	6,457,185
Residential Capital, LLC DIP Term Loan A1	5.00%	11/18/2013	6,500	6,546,039
Springleaf Financial Funding Co. Term Loan	5.50%	5/10/2017	18,000	17,415,000
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	2,431	2,442,373

Total				107,833,745

Food & Drug 0.23%

Supervalu, Inc. New Term Loan B	8.00%	6/27/2019	7,250	7,262,463

Food/Tobacco 4.64%

Burger King Corp. New Term Loan B	4.50%	10/19/2016	11,948	12,011,381
Dean Foods Co. Extended Term Loan A	2.74%	4/2/2014	2,275	2,276,368
Dean Foods Co. Extended Term Loan B2	3.49%	4/2/2017	5,298	5,286,236
Del Monte Foods Co. Term Loan	4.50%	3/8/2018	31,140	30,804,834
Diamond Foods, Inc. Revolver	6.75%	2/25/2015	3,345	3,010,185
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	4,071	3,738,563
DineEquity, Inc. New Term Loan B	4.25% - 5.25%	10/19/2017	6,294	6,345,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food/Tobacco (continued)

Dunkin’ Brands, Inc. New Term Loan B2	4.00%	11/23/2017	$19,587	$19,428,163
Landry’s, Inc. Term Loan B	6.50%	4/24/2018	6,983	7,066,506
NPC International, Inc. Term Loan B	5.25%	12/28/2018	3,990	4,049,850
OSI Restaurant Partners LLC Revolver	2.49% - 2.563%	6/14/2013	140	139,295
OSI Restaurant Partners LLC Term Loan B	2.563%	6/14/2014	404	402,017
Pinnacle Foods Finance LLC Term Loan E	4.75%	10/17/2018	3,990	3,987,007
Rite Aid Corp. Term Loan 5	4.50%	3/2/2018	6,702	6,641,459
Rite Aid Corp. Term Loan B	1.99% - 2.00%	6/4/2014	8,837	8,748,144
Smart Balance, Inc. New Term Loan	7.00%	5/31/2018	8,000	8,082,504
U.S. Foodservice, Inc. New Term Loan B	5.75%	3/31/2017	8,895	8,635,487
U.S. Foodservice, Inc. Non-Extended Term Loan B	2.74%	7/3/2014	7,961	7,786,652
Wendy’s International, Inc. Term Loan B	4.75%	5/15/2019	8,000	8,055,688

Total				146,495,894

Forest Products 1.03%

Reynolds Group Holdings, Inc. Term Loan B	6.50%	2/9/2018	15,513	15,649,927
Reynolds Group Holdings, Inc. Term Loan C	6.50%	8/8/2018	16,691	16,943,192

Total				32,593,119

Forest Products/Containers 0.22%

Kleopatra Acquisition Corp. Term Loan B1	6.75%	12/21/2016	7,000	7,026,250

Gaming/Leisure 4.69%

24 Hour Fitness Worldwide, Inc. New Term Loan	7.50%	4/22/2016	7,200	7,271,630
Boyd Gaming Corp. Incremental Term Loan	6.00%	12/17/2015	5,850	5,913,203
Caesar’s Entertainment Operating Co., Inc. Extended Term Loan B6	5.486%	1/26/2018	23,446	20,665,323
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.236%	1/28/2015	6,000	5,700,000
Caesar’s Entertainment Operating Co., Inc. Term Loan B4	9.50%	10/31/2016	3,900	3,992,017
CCM Merger, Inc. New Term Loan B	6.00%	3/1/2017	14,450	14,395,509
Graton Economic Development Authority Term Loan B	9.00%	8/1/2018	14,000	14,052,388
Harrah’s Prop Co. Mezzanine Term Loan	3.24%	2/13/2013	5,000	3,887,500
Las Vegas Sands LLC Delayed Draw Term Loan	1.84%	5/23/2014	159	158,549
Las Vegas Sands LLC Extended Delayed Draw Term Loan	2.84%	11/23/2016	1,430	1,415,457
Las Vegas Sands LLC Extended Term Loan B	2.84%	11/23/2016	6,859	6,761,601
Las Vegas Sands LLC Term Loan B	1.84%	5/23/2014	2,331	2,325,185
MGM Mirage Extended Class C Term Loan	5.00%	2/23/2015	13,000	13,141,739
Mohegan Tribal Gaming Authority New Term Loan B	5.50%	3/31/2015	9,000	8,636,247
Peninsula Gaming LLC Term Loan	5.75%	8/3/2017	15,000	15,093,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming/Leisure (continued)

Regent Seven Seas Cruises, Inc. Term Loan B	6.25%	12/21/2018	$11,000	$11,055,000
ROC Finance LLC Incremental 6-Month Delayed Draw Term Loan B	8.50%	8/19/2017	500	507,627
ROC Finance LLC Incremental 18-Month Delayed Draw Term Loan B	8.50%	8/19/2017	833	845,706
ROC Finance LLC Term Loan B	8.50%	8/19/2017	3,667	3,721,667
Town Sports International, Inc. New Term Loan B	5.75%	5/11/2018	8,525	8,610,014

Total				148,150,112

Healthcare 9.80%

Alliance Healthcare Services, Inc. Term Loan B	7.25%	6/1/2016	6,365	5,966,872
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	21,178	21,230,444
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	1,995	1,995,000
Bausch & Lomb, Inc. Term Loan B	5.25%	5/17/2019	9,500	9,545,486
Biomet, Inc. Non Extended Term Loan B1	3.232% - 3.468%	3/25/2015	10,121	10,116,640
ConvaTec, Inc. Term Loan	5.75%	12/22/2016	9,196	9,221,898
Drumm Investors LLC Term Loan	5.00%	5/4/2018	16,206	15,598,073
Emergency Medical Services Corp. Term Loan	5.25%	5/25/2018	8,565	8,584,734
Grifols, Inc. New Term Loan B	4.50%	6/1/2017	21,370	21,480,208
HCA, Inc. Extended Term Loan B2	3.711%	3/31/2017	5,057	4,999,015
HCA, Inc. Extended Term Loan B3	3.482%	5/1/2018	49,764	49,122,036
Hologic, Inc. Term Loan B	4.50%	8/1/2019	7,250	7,308,906
Iasis Healthcare LLC Term Loan	5.00%	5/3/2018	14,325	14,234,999
IMS Health, Inc. New Term Loan B	4.50%	8/25/2017	4,788	4,802,458
Kindred Healthcare, Inc. Term Loan	5.25%	6/1/2018	6,796	6,660,006
MultiPlan, Inc. New Term Loan B	4.75%	8/26/2017	12,712	12,690,563
National Mentor Holdings, Inc. New Term Loan B	7.00%	2/9/2017	8,394	8,309,813
Onex Carestream Finance LP Term Loan B	5.00%	2/25/2017	6,905	6,760,588
Pharmaceutical Product Development, Inc. Term Loan B	6.25%	12/5/2018	4,975	5,044,441
RadNet Management, Inc. Term Loan	5.75% - 6.00%	4/6/2016	4,119	4,103,485
RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	8,990	9,012,057
RPI Finance Trust Term Loan Tranche 1	3.75%	11/9/2016	4,438	4,442,435
Select Medical Corp. New Term Loan B	5.50%	6/1/2018	21,820	21,642,712
Surgical Care Affiliates, Inc. Class B Term Loan	4.461%	12/29/2017	8,151	8,028,663
Surgical Care Affiliates, Inc. Incremental Term Loan B	5.50%	6/29/2018	8,910	8,798,625
Thomson Reuters (Healthcare), Inc. Term Loan B	6.75%	6/6/2019	11,500	11,550,312
United Surgical Partners International, Inc. Incremental Term Loan	6.00%	4/3/2019	5,054	5,067,134
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	5,683	5,704,724
VWR Funding, Inc. Non Extended Term Loan	2.732%	6/30/2014	7,487	7,489,930

Total				309,512,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Housing 2.06%

Atrium Cos., Inc. Exit Term Loan B	11.00%	4/29/2016	$10,758	$10,112,795
Cemex Espana SA Term Loan B1 (United Kingdom)(a)	5.00%	2/14/2014	3,000	2,827,500
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	7,261	7,251,941
Goodman Global, Inc. 1st Lien Term Loan	5.75%	10/28/2016	10,971	11,031,348
Goodman Global, Inc. 2nd Lien Term Loan	9.00%	10/30/2017	1,273	1,297,651
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	9,036	9,092,098
Realogy Corp. Extended Letter of Credit	4.496%	10/10/2016	1,451	1,409,886
Realogy Corp. Extended Term Loan	4.489%	10/10/2016	18,544	18,018,175
Realogy Corp. Letter of Credit	3.246%	10/10/2013	1,096	1,064,387
Roofing Supply Group LLC Term Loan	6.50%	5/24/2019	2,993	3,018,684

Total				65,124,465

Information Technology 6.81%

Aeroflex, Inc. Term Loan B	5.75%	5/9/2018	5,999	5,910,738
Aspect Software, Inc. New Term Loan B	6.25%	5/6/2016	5,142	5,025,915
Attachmate Corp. New 1st Lien Term Loan	7.25%	11/22/2017	3,500	3,523,188
Avaya, Inc. Non Extended Term Loan B1	3.177%	10/24/2014	35,874	34,496,692
AVG Technologies NV Term Loan (Netherlands)(a)	7.50%	3/15/2016	6,487	6,398,083
Blackboard, Inc. 2nd Lien Term Loan	11.50%	4/4/2019	7,000	6,518,750
Blackboard, Inc. Term Loan B	7.50%	10/4/2018	5,500	5,411,747
BNY ConvergEx Group LLC Eze 2nd Lien Term Loan	8.75%	12/18/2017	532	494,798
BNY ConvergEx Group LLC Eze Term Loan	5.25%	12/16/2016	4,067	3,843,548
BNY ConvergEx Group LLC Top Borrower 2nd Lien	8.75%	12/18/2017	1,268	1,179,202
BNY ConvergEx Group LLC Top Borrower Term Loan	5.25%	12/19/2016	9,260	8,750,349
CDW LLC Non Extended Term Loan	3.74%	10/10/2014	9,953	9,980,465
Eagle Parent, Inc. New Term Loan	5.00%	5/16/2018	14,828	14,853,505
Freescale Semiconductor, Inc. Extended Term Loan B	4.496%	12/1/2016	33,322	32,042,199
Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019	5,486	5,561,686
Lawson Software, Inc. Term Loan B	6.25%	4/5/2018	9,975	10,105,144
Scitor Corp. Term Loan B	5.00%	2/15/2017	8,822	8,734,095
Serena Software, Inc. Extended Term Loan 2016	4.243%	3/10/2016	11,579	11,376,781
Shield Finance Co. S.A.R.L. New Term Loan B (Luxembourg)(a)	6.50%	5/10/2019	2,000	2,006,250
Sophia LP Term Loan B	6.25%	7/19/2018	4,988	5,038,622
Sorenson Communications, Inc. Tranche C Term Loan	6.00%	8/16/2013	10,177	10,048,506
SunGard Data Systems, Inc. Incremental Term Loan	3.734%	2/28/2014	4,079	4,080,899
SunGard Data Systems, Inc. Term Loan B	3.859% - 4.064%	2/26/2016	8,106	8,118,575
SunGard Data Systems, Inc. Term Loan C	3.994%	2/28/2017	10,246	10,258,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Information Technology (continued)

Verint Systems, Inc. Term Loan	4.50%	10/27/2017	$1,451	$1,450,721

Total				215,209,191

Manufacturing 3.45%

Brand Energy & Infrastructure Services, Inc. Term
Loan B2	3.50% - 3.688%	2/7/2014	3,700	3,640,342
CommScope, Inc. New Term Loan	4.25%	1/12/2018	17,565	17,608,624
CPM Acquisition Corp. 1st Lien Term Loan	6.25%	8/29/2017	12,545	12,545,000
Edwards (Cayman Islands II) Ltd. Extended 1st Lien Term Loan	5.50%	5/31/2016	906	906,580
Edwards (Cayman Islands II) Ltd. Term Loan B	5.50%	5/31/2016	5,163	5,165,330
Generac Power Systems, Inc. New Term Loan B	6.25%	5/30/2018	3,000	3,067,500
Husky Injection Molding Systems Ltd. Senior Debt B (Canada)(a)	5.75%	6/29/2018	12,081	12,156,046
Manitowoc Co., Inc. (The) New Term Loan B	4.25%	11/13/2017	3,312	3,329,589
Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	2,723	2,712,291
Rexnord Corp. Term Loan B	5.00%	4/2/2018	6,965	7,018,979
Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	5,500	5,458,750
Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018	6,990	6,972,525
Tomkins LLC New Term Loan B	4.25%	9/29/2016	5,047	5,074,826
Veyance Technologies, Inc. Delayed Draw Term Loan	2.49%	7/31/2014	2,309	2,257,530
Veyance Technologies, Inc. Incremental Term Loan B	5.50%	7/31/2014	2,993	2,925,917
Veyance Technologies, Inc. Initial Term Loan	2.49%	7/31/2014	12,249	11,976,601
WireCo WorldGroup, Inc. New Term Loan	6.00%	2/15/2017	6,000	6,015,000

Total				108,831,430

Media/Telecommunications 15.77%

Affinion Group, Inc. New Term Loan B	5.00%	10/10/2016	23,492	20,017,522
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	15,760	14,234,653
Alpha D2 Ltd. New Term Loan B (United Kingdom)(a)	5.75%	4/28/2017	6,688	6,753,448
AMC Entertainment, Inc. Term Loan B3	4.25%	2/22/2018	7,985	8,008,292
AMC Networks, Inc. Term Loan B	4.00%	12/31/2018	6,982	6,973,640
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	14,500	15,188,750
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017	8,771	8,809,115
CCO Holdings LLC 3rd Lien Term Loan	2.732%	9/5/2014	16,147	16,129,003
Cengage Learning Acquisitions, Inc. Non Extended Term Loan	2.49%	7/3/2014	7,444	6,883,844
Cengage Learning Acquisitions, Inc. Tranche 1 Incremental	7.50%	7/3/2014	6,826	6,604,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media/Telecommunications (continued)

Cequel Communications LLC Term Loan B	4.00%	2/14/2019	$9,177	$9,172,081
Charter Communications Operating LLC Extended
Term Loan C	3.49%	9/6/2016	11,406	11,411,005
Charter Communications Operating LLC Term
Loan D	4.00%	5/15/2019	3,491	3,496,159
Clear Channel Communications, Inc. Delayed
Draw Term Loan 2	3.882%	1/29/2016	3,795	2,922,481
Clear Channel Communications, Inc. Term Loan A	3.632%	7/29/2014	24,032	22,632,353
Clear Channel Communications, Inc. Term Loan B	3.882%	1/28/2016	27,261	21,242,025
Crown Castle International Corp. Term Loan B	4.00%	1/31/2019	10,750	10,757,306
Cumulus Media Holdings, Inc. 2nd Lien Term
Loan	7.50%	9/16/2019	5,500	5,555,000
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	9,395	9,112,668
EMI Music Publishing Ltd. Term Loan B	5.50%	6/29/2018	16,000	16,158,000
Entercom Radio LLC Term Loan B	6.25%	11/23/2018	4,242	4,272,754
FoxCo Acquisition Sub LLC Term Loan B	4.75%	7/14/2015	9,783	9,800,935
Global Tel*Link Corp. New Term Loan B	6.00%	12/14/2017	6,647	6,659,708
Gray Television, Inc. Term Loan B	3.75%	12/31/2014	8,536	8,521,132
IMG Worldwide, Inc. New Term Loan B	5.50%	6/16/2016	15,916	15,955,999
Integra Telecom, Inc. New Term Loan B	9.25%	4/15/2015	8,885	8,795,962
Intelsat Jackson Holdings SA Tranche B Term
Loan (Luxembourg)(a)	5.25%	4/2/2018	29,054	29,241,042
Level 3 Financing, Inc. 2019 Term Loan B	5.25%	8/1/2019	12,000	12,023,748
Level 3 Financing, Inc. Term Loan B2	5.75%	9/3/2018	5,000	5,031,695
Level 3 Financing, Inc. Term Loan B3	5.75%	8/31/2018	6,000	6,038,034
Mediacom Broadband LLC Tranche F Term Loan	4.50%	10/23/2017	12,554	12,459,695
Mediacom Communications Corp. Term Loan G	4.00%	1/8/2020	8,000	7,840,000
Mediacom LLC Tranche E Term Loan	4.50%	10/23/2017	14,112	13,985,585
MetroPCS Wireless, Inc. New Term Loan B3	4.00%	3/16/2018	17,469	17,454,036
MetroPCS Wireless, Inc. Tranche B2	4.071%	11/3/2016	3,995	4,000,533
NextMedia Operating, Inc. Term Loan	8.25%	5/27/2016	1,967	1,922,718
Nielsen Finance LLC Class C Term Loan	3.491%	5/2/2016	5,104	5,115,509
Syniverse Holdings, Inc. New Term Loan	5.00%	4/23/2019	8,310	8,312,601
TowerCo Finance LLC New Term Loan B	4.50%	2/2/2017	4,147	4,152,684
Tribune Co. Term Loan B(c)(d)	Zero Coupon	6/4/2014	27,000	20,381,922
U.S. TelePacific Corp. New Term Loan B	5.75%	2/23/2017	5,937	5,725,664
Univision Communications, Inc. Extended Term Loan	4.482%	3/31/2017	27,989	27,139,033
Univision Communications, Inc. Initial Term Loan	2.232%	9/29/2014	6,770	6,750,975
WaveDivision Holdings LLC New Term Loan B	4.50%	8/23/2019	6,250	6,275,394
West Corp. Term Loan B6	5.75%	6/29/2018	9,000	9,036,963
WideOpenWest Finance LLC New 1st Lien Term Loan	6.25%	7/17/2018	19,000	19,041,572

Total				497,997,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals/Minerals 1.44%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	$11,850	$11,553,750
Fairmount Minerals Ltd. New Term Loan B	5.25%	3/15/2017	13,278	13,182,119
JMC Steel Group, Inc. Term Loan	4.75%	4/3/2017	7,995	8,044,662
Noranda Aluminum Acquisition Corp. New Term Loan B	5.75%	2/24/2019	5,935	5,983,348
Novelis, Inc. Incremental Term Loan B2 (Canada)(a)	4.00%	3/10/2017	1,489	1,484,556
Novelis, Inc. Term Loan (Canada)(a)	4.00%	3/10/2017	5,294	5,278,620

Total				45,527,055

Retail 5.62%

Bass Pro Group LLC Term Loan	5.25%	6/13/2017	3,990	4,024,913
BJ’s Wholesale Club, Inc. 1st Lien Term Loan	5.25%	9/28/2018	5,955	5,995,941
Burlington Coat Factory Warehouse Corp. Term Loan B1	5.50%	2/23/2017	15,870	15,899,756
Capital Automotive LP New Term Loan B	5.25%	3/10/2017	16,331	16,412,307
Container Store, Inc. New Term Loan B	6.25%	4/5/2019	6,983	6,978,136
Gymboree Corp. (The) Initial Term Loan	5.00%	2/23/2018	7,244	7,018,306
J. Crew Group, Inc. New Term Loan B	4.75%	3/7/2018	20,740	20,719,675
Jo-Ann Stores, Inc. Term Loan	4.75%	3/16/2018	16,285	16,237,226
Leslie’s Poolmart, Inc. Term Loan B	4.50%	11/21/2016	9,077	9,077,264
Lord & Taylor Holdings LLC Term Loan B	5.75% - 6.75%	1/11/2019	5,970	6,018,506
Michaels Stores, Inc. Term Loan B2	5.00%	7/29/2016	12,929	13,027,698
Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018	18,000	18,038,214
Party City Holdings, Inc. New Term Loan B	5.75%	7/26/2019	5,000	5,028,750
PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017	14,660	14,704,508
Toys “R” Us-Delaware, Inc. Incremental Term Loan B2	5.25%	5/25/2018	4,938	4,720,250
Toys “R” Us-Delaware, Inc. New Term Loan	6.00%	9/1/2016	13,974	13,649,572

Total				177,551,022

Service 12.16%

Acosta, Inc. Term Loan B	5.75%	3/1/2018	20,823	20,937,155
Acosta, Inc. Term Loan C	5.75%	3/1/2018	2,993	3,006,215
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	9.25%	6/18/2018	9,754	9,723,567
Advantage Sales & Marketing, Inc. Term Loan B	5.25%	12/18/2017	14,446	14,470,423
Altegrity, Inc. Term Loan	2.987%	2/21/2015	2,338	2,180,194
Altegrity, Inc. Tranche D Term Loan	7.75%	2/20/2015	6,092	6,091,506
Asurion LLC New 1st Lien Term Loan	5.50%	5/24/2018	32,585	32,720,937
Asurion LLC New 2nd Lien Term Loan	9.00%	5/24/2019	4,013	4,160,207
Asurion LLC Term Loan B1	4.75%	7/18/2017	4,000	4,011,252
Avis Budget Car Rental LLC Incremental Term Loan	6.25%	9/21/2018	2,256	2,268,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)

Avis Budget Car Rental LLC Term Loan C	4.25%	3/13/2019	$7,985	$8,030,914
BakerCorp International, Inc. Term Loan B	4.75%	6/1/2018	4,455	4,460,569
Booz Allen Hamilton Inc. New Term Loan B	4.50%	7/31/2019	7,000	7,029,897
Brickman Group Holdings, Inc. New Term Loan B	5.50%	10/14/2016	9,012	9,057,126
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018	11,500	11,442,500
Brock Holdings III, Inc. New Term Loan B	6.00% - 6.75%	3/16/2017	4,214	4,245,146
Corporate Executive Board Co. (The) Term Loan B	5.00%	7/2/2019	2,000	2,007,500
EnergySolutions LLC Term Loan	6.25%	8/12/2016	9,317	8,811,955
First Data Corp. Extended 2017 U.S. Term Loan	5.237%	3/24/2017	18,987	18,699,050
First Data Corp. Extended 2018 Term Loan B	4.237%	3/23/2018	5,000	4,736,080
First Data Corp. Non-Extended Term Loan B1	2.987%	9/24/2014	4,591	4,540,391
First Data Corp. Non-Extended Term Loan B3	2.987%	9/24/2014	4,017	3,972,842
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	3,500	3,342,500
Hertz Corp. (The) Term Loan B	3.75%	3/9/2018	4,841	4,820,735
InfoGroup, Inc. New Term Loan	5.75%	5/25/2018	11,935	10,681,987
Interactive Data Corp. New Term Loan B	4.50%	2/12/2018	9,360	9,405,104
KAR Auction Services, Inc. Term Loan B	5.00%	5/19/2017	7,402	7,429,893
Language Line LLC New Term Loan B	6.25%	6/20/2016	9,209	9,151,307
Lonestar Intermediate Super Holdings LLC Term
Loan B	11.00%	9/2/2019	2,400	2,559,000
Monitronics International, Inc. Term Loan B	5.50%	3/16/2018	5,985	6,041,109
ON Assignment, Inc. Term Loan B	5.00%	5/15/2019	8,019	8,004,376
Orbitz Worldwide, Inc. Term Loan	3.232%	7/25/2014	15,439	14,844,541
Property Data (U.S.) I, Inc. Term Loan	7.00%	1/4/2017	7,730	7,324,513
Protection One, Inc. Term Loan	5.75%	3/21/2019	5,473	5,495,304
RedPrairie Corp. New Term Loan B	6.00%	8/6/2018	2,000	2,007,500
Sabre, Inc. Extended Term Loan	5.982%	9/29/2017	3,948	3,874,900
Sabre, Inc. New Extended Term Loan	5.982%	12/29/2017	8,615	8,436,192
Sabre, Inc. Non Extended Initial Term Loan	2.232%	9/30/2014	3,828	3,802,659
SeaWorld Parks & Entertainment, Inc. Term Loan A	2.957%	2/17/2016	4,657	4,636,797
Securus Technologies Holdings, Inc. Add on Term Loan	6.50%	5/31/2017	4,988	4,977,111
Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.75%	6/1/2018	5,000	4,962,500
Securus Technologies Holdings, Inc. New Term Loan	6.50%	5/31/2017	3,465	3,457,782
Sedgwick CMS Holdings, Inc. New Term Loan	5.00%	12/30/2016	15,739	15,739,378
ServiceMaster Co. Extended Term Loan	—	1/31/2017	17,465	16,584,614
Ship US Bidco, Inc. New Term Loan B2A	5.25%	11/30/2017	8,200	8,228,192
SRA International, Inc. Term Loan B	6.50%	7/20/2018	11,343	11,044,975
Travelport Holdings Ltd. Extended Tranche A Term Loan	6.442%	9/28/2012	738	287,910
Travelport Holdings Ltd. Extended Tranche B Term Loan	13.942%	12/1/2016	2,380	333,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Service (continued)

Travelport LLC Extended Delayed Draw Term Loan	4.961%	8/21/2015	$3,627	$3,356,335
Web.com Group, Inc. Term Loan B	7.00%	10/27/2017	7,750	7,762,707
Weight Watchers International, Inc. Term Loan F	4.00%	3/15/2019	8,978	8,883,981

Total				384,081,219

Transportation 4.90%

Allison Transmission, Inc. Term Loan B	2.74%	8/7/2014	6,733	6,735,143
Allison Transmission, Inc. Term Loan B3	4.25%	8/23/2019	1,500	1,498,875
Autoparts Holdings Ltd. 1st Lien Term Loan	6.50%	7/28/2017	7,955	7,815,750
Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	7,135	6,278,859
Chrysler Group LLC Term Loan B	6.00%	5/24/2017	12,275	12,506,998
Federal-Mogul Corp. Term Loan B	2.168% - 2.178%	12/29/2014	9,150	8,748,482
Federal-Mogul Corp. Term Loan C	2.168% - 2.178%	12/28/2015	8,621	8,242,825
FleetPride Corp. New Term Loan	6.75%	12/6/2017	4,975	5,021,641
Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan	4.75%	4/30/2019	15,500	15,480,625
Grede LLC Term Loan B	7.00%	4/3/2017	11,000	11,013,750
HHI Holdings LLC New Term Loan B	7.00% - 7.75%	3/21/2017	10,867	10,935,382
Navistar International Corp. New Term Loan B	7.00%	9/5/2017	7,500	7,556,205
Ozburn-Hessey Holding Co. LLC Term Loan B	8.25%	4/8/2016	12,447	11,700,365
Remy International, Inc. Term Loan B	6.25%	12/16/2016	6,923	6,932,137
Schaeffler AG USD Term Loan C2 (Germany)(a)	6.00%	1/27/2017	3,000	3,016,875
TI Group Automotive Systems LLC New Term
Loan	6.75%	3/14/2018	11,479	11,299,394
UCI International, Inc. New Term Loan B	5.50%	7/26/2017	3,920	3,949,565
Wabash National Corp. Term Loan B	6.00%	5/2/2019	7,988	8,032,430
Waupaca Foundry, Inc. Term Loan	8.50%	6/29/2017	8,000	8,062,504

Total				154,827,805

Utility 3.51%

Calpine Corp. New Term Loan	4.50%	4/2/2018	14,735	14,803,865
Dynegy Midwest Generation LLC CoalCo Term Loan(c)	9.25%	8/4/2016	8,560	8,898,137
Dynegy Power LLC GasCo Term Loan(c)	9.25%	8/4/2016	6,823	7,168,403
Essential Power LLC Term Loan B	5.50%	8/8/2019	16,400	16,482,000
GenOn Energy, Inc. Term Loan B	6.00%	12/1/2017	11,516	11,645,635
Star West Generation LLC Term Loan B	6.00%	5/17/2018	6,000	5,985,000
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.741% - 4.938%	10/10/2017	65,281	44,445,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Utility (continued)

Texas Competitive Electric Holdings Co. LLC Non Extended Term Loan	5.00%		10/10/2014	$2,000	$1,478,500

Total					110,906,682

Total Floating Rate Loans (cost $2,859,952,967)					2,847,783,088

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.18%

Commercial Mortgage Pass-Through Certificates 2007-FL14 C†	0.54%	#	6/15/2022	1,774	1,600,975
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	4,000	4,082,772
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	5,000	5,173,967
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 AM	6.086%	#	2/12/2051	3,500	3,824,179
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.003%	#	6/15/2049	7,000	6,524,917
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.706%	#	3/18/2051	5,000	5,041,050
LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.484%		2/15/2040	5,000	4,348,257
Merrill Lynch Mortgage Trust 2005-CKI1 B	5.39%	#	11/12/2037	4,500	4,212,488
Morgan Stanley Capital I 2007-IQ16 AJFL	1.691%	#	12/12/2049	3,500	2,459,482

Total Non-Agency Commercial Mortgage-Backed Securities (cost $34,372,718)					37,268,087

Total Long-Term Investments (cost $3,073,412,719)					3,065,545,978

SHORT-TERM INVESTMENT 3.52%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $102,000,000 of U.S. Treasury Note at 2.75% due 2/15/2019; value: $113,475,000; proceeds: $111,248,124 (cost $111,248,000)				111,248	111,248,000

Total Investments in Securities 100.58% (cost $3,184,660,719)					3,176,793,978

Liabilities in Excess of Other Assets (0.58%)					(18,400,956)

Net Assets 100.00%					$3,158,393,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2012

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2012.

(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND August 31, 2012

Investments	Shares	Fair Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 99.82%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	4,317,385	$50,168
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I*(c)	984,094	17,261
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(c)	2,498,073	42,442
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(d)	2,533,398	76,990
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)	2,524,673	32,745
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	19,687,732	154,352
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(f)	19,013,748	144,885
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)-Class I(g)	8,658,730	146,160
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(h)	5,060,444	23,379
Lord Abbett Securities Trust-Value Opportunities Fund-Class I*(i)	2,074,338	33,044

Total Investments in Underlying Funds (cost $690,877,204)		721,426

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $785,000 of U.S. Treasury Note at 0.375% due 4/15/2015; value: $787,582; proceeds: $770,003 (cost $770,002)	$770	770

Total Investments in Securities 99.93% (cost $691,647,206)		722,196

Other Assets in Excess of Liabilities 0.07%		531

Net Assets 100.00%		$722,727

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(i)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.37%

COMMON STOCKS 1.63%

Agency/Government Related 0.00%

Fannie Mae*	55	$13,467

Auto Parts & Equipment 0.35%

Cooper-Standard Holdings, Inc.*	113	3,981,135
Harley-Davidson, Inc.	90	3,776,400

Total		7,757,535

Banking 0.13%

Huntington Bancshares, Inc.	450	2,970,000

Chemicals 0.40%

Ashland, Inc.	40	2,945,200
CF Industries Holdings, Inc.	10	2,070,100
Georgia Gulf Corp.	100	3,964,000

Total		8,979,300

Energy: Exploration & Production 0.27%

Continental Resources, Inc.*	50	3,703,000
Kodiak Oil & Gas Corp.*	250	2,235,000

Total		5,938,000

Investments & Miscellaneous Financial Services 0.17%

Ares Capital Corp.	217	3,751,044

Restaurants 0.09%

Dunkin’ Brands Group, Inc.	71	2,074,056

Software/Services 0.22%

Facebook, Inc. Class A*	154	2,781,156
VMware, Inc. Class A*	25	2,226,000

Total		5,007,156

Total Common Stocks (cost $38,945,664)		36,490,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

CONVERTIBLE BONDS 0.85%

Media: Services 0.15%

Nielsen Holdings NV	6.25%	2/1/2013	$6,000	$3,251,250

Medical Products 0.16%

Corsicanto Ltd. (Ireland) †(a)	3.50%	1/15/2032	2,050	3,677,188

Metals/Mining (Excluding Steel) 0.21%

Royal Gold, Inc.	2.875%	6/15/2019	4,175	4,712,531

Pharmaceuticals 0.14%

BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	1,575	3,069,281

Steel Producers/Products 0.19%

Allegheny Technologies, Inc.	4.25%	6/1/2014	3,725	4,237,187

Total Convertible Bonds (cost $19,334,984)				18,947,437

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 0.15%

Aerospace/Defense 0.13%

United Technologies Corp.	7.50%		53	2,936,132

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc. PIK	7.00%		3	506,536

Total Convertible Preferred Stocks (cost $2,962,700)				3,442,668

		Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(b) 6.12%

Auto Parts & Equipment 0.41%

Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	$5,713	5,027,000
Waupaca Foundry, Inc. Term Loan	8.50%	6/29/2017	4,100	4,132,033

Total				9,159,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Beverages 0.29%

Smart Balance, Inc. New Term Loan	7.00%	5/31/2018	$6,500	$6,567,035

Building & Construction 0.24%

Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	5,500	5,458,750

Building Materials 0.27%

Cemex Espana SA Term Loan B1 (United Kingdom)(a)	5.00%	2/14/2014	6,500	6,126,250

Chemicals 0.18%

Potters Holdings II L.P. 2nd Lien Term Loan	10.25%	11/2/2017	4,000	4,042,500

Electric: Integrated 0.55%

Essential Power LLC Term Loan B	5.50%	8/8/2019	8,100	8,140,500
Star West Generation LLC Term Loan B	6.00%	5/17/2018	4,200	4,189,500

Total				12,330,000

Energy: Exploration & Production 0.15%

Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	3,312	3,363,518

Food & Drug Retailers 0.26%

SUPERVALU, Inc. New Term Loan B	8.00%	6/27/2019	5,750	5,759,884

Food: Wholesale 0.23%

Diamond Foods, Inc. Revolver	6.75%	2/25/2015	2,355	2,119,465
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	3,269	3,001,731

Total				5,121,196

Gaming 0.21%

Graton Economic Development Authority Term Loan B	9.00%	8/1/2018	4,600	4,617,213

Investments & Miscellaneous Financial Services 0.17%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	3,680	3,710,665

Leisure 0.18%

Orbitz Worldwide, Inc. Term Loan	3.232%	7/25/2014	4,290	4,125,307

Media: Cable 0.53%

Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	11,400	11,941,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Printing & Publishing 0.28%

Tribune Co. Term Loan B(c)	Zero Coupon	6/4/2014		$8,250	$6,227,810

Real Estate Development & Management 0.13%

Realogy Corp. 2nd Lien Term Loan	13.50%	10/15/2017		2,800	2,849,000

Software/Services 0.61%

AVG Technologies NV Term Loan (Netherlands)(a)	7.50%	3/15/2016		4,344	4,284,679
Blackboard, Inc. 2nd Lien Term Loan	11.50%	4/4/2019		4,450	4,144,063
Blackboard, Inc. Term Loan B	7.50%	10/4/2018		5,270	5,185,201

Total					13,613,943

Specialty Retail 0.78%

Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	11/30/2017		5,250	5,118,750
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018		5,675	5,788,500
Wilton Products, Inc. Term Loan	7.50%	8/30/2018		6,600	6,616,500

Total					17,523,750

Support: Services 0.39%

Fly Funding II S.A.R.L. Term Loan B (Luxembourg)(a)	6.75%	8/8/2018		5,000	4,943,750
Lonestar Intermediate Super Holdings LLC Term Loan B	11.00%	9/2/2019		3,600	3,838,500

Total					8,782,250

Telecommunications: Integrated/Services 0.26%

Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.75%	6/1/2018		6,000	5,955,000

Total Floating Rate Loans (cost $135,470,651)					137,274,604

FOREIGN BONDS(d) 3.22%

Canada 0.14%

Russel Metals, Inc.†	6.00%	4/19/2022	CAD	2,975	3,080,570

Croatia 0.43%

Agrokor dd†	9.875%	5/1/2019	EUR	7,375	9,693,707

Germany 0.38%

Unitymedia GmbH†	9.50%	3/15/2021	EUR	6,000	8,650,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Luxembourg 0.95%

ARD Finance SA PIK†	11.125%	6/1/2018	EUR	3,278	$3,662,010
Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	4,250	4,776,631
SPIE BondCo 3 SCA†	11.00%	8/15/2019	EUR	4,000	5,144,402
Sunrise Communications International SA†	5.625%	12/31/2017	CHF	7,000	7,685,922

Total					21,268,965

Norway 0.06%

Eksportfinans ASA	2.875%	11/16/2016	CHF	1,350	1,383,450

South Africa 0.38%

Foodcorp Ltd.†	8.75%	3/1/2018	EUR	6,500	8,512,947

Sweden 0.40%

Verisure Holding AB†	8.75%	9/1/2018	EUR	3,500	4,424,311
Verisure Holding AB†	8.75%	12/1/2018	EUR	4,000	4,477,768

Total					8,902,079

United Kingdom 0.48%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	8,061	10,696,777

Total Foreign Bonds (cost $70,760,954)					72,189,014

FOREIGN GOVERNMENT OBLIGATIONS 0.76%

Argentina 0.22%

Provincia de Neuquen†(a)	7.875%	4/26/2021		$5,650	4,915,500

Brazil 0.22%

Federal Republic of Brazil(d)	8.50%	1/5/2024	BRL	9,000	5,010,099

Iceland 0.32%

Republic of Iceland†(a)	5.875%	5/11/2022		$6,700	7,115,166

Total Foreign Government Obligations (cost $16,950,701)					17,040,765

HIGH YIELD CORPORATE BONDS 82.57%

Aerospace/Defense 0.11%

Sequa Corp.†	11.75%	12/1/2015		2,440	2,574,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Airlines 0.46%

Continental Airlines, Inc.	6.25%	4/11/2020		$3,438	$3,506,760
United Airlines, Inc.†	12.00%	1/15/2016		6,189	6,731,065

Total					10,237,825

Apparel/Textiles 0.63%

Fifth & Pacific Co., Inc.†	10.50%	4/15/2019		2,995	3,399,325
Perry Ellis International, Inc.	7.875%	4/1/2019		6,940	7,174,225
Texhong Textile Group Ltd. (Hong Kong) †(a)	7.625%	1/19/2016		3,885	3,554,775

Total					14,128,325

Auto Parts & Equipment 1.55%

Accuride Corp.	9.50%	8/1/2018		4,470	4,548,225
Commercial Vehicle Group, Inc.	7.875%	4/15/2019		5,025	5,119,219
Dana Holding Corp.	6.50%	2/15/2019		2,075	2,225,438
Dana Holding Corp.	6.75%	2/15/2021		2,975	3,220,437
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018		4,615	4,447,706
Stanadyne Holdings, Inc.	12.00%	2/15/2015		5,000	3,306,250
Stoneridge, Inc.†	9.50%	10/15/2017		7,955	8,392,525
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.†	10.625%	9/1/2017		3,265	3,501,712

Total					34,761,512

Automakers 0.39%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		5,825	6,174,500
General Motors Corp.(e)	—	—	(f)	8,500	15,139
Oshkosh Corp.	8.50%	3/1/2020		2,400	2,676,000

Total					8,865,639

Banking 3.34%

Ally Financial, Inc.	5.50%	2/15/2017		6,480	6,746,516
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022		1,000	1,030,000
BBVA Bancomer SA†	6.75%	9/30/2022		4,550	4,902,625
Eksportfinans ASA (Norway)(a)	5.50%	5/25/2016		6,195	6,261,541
Fifth Third Capital Trust IV	6.50%	4/15/2037		3,170	3,181,888
First Niagara Financial Group, Inc.	7.25%	12/15/2021		12,000	13,908,636
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018		5,540	5,472,146
Intesa Sanpaolo SpA (Italy)†(a)	3.625%	8/12/2015		1,815	1,707,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Banking (continued)

Intesa Sanpaolo SpA (Italy)†(a)	6.50%	2/24/2021		$6,900	$6,441,495
Regions Bank	7.50%	5/15/2018		7,200	8,406,000
Royal Bank of Scotland Group plc (The) (United Kingdom)(a)	7.64%	—	(f)	5,000	4,000,000
Royal Bank of Scotland plc (The) (United Kingdom)(a)	9.50%	3/16/2022		1,575	1,709,270
Sovereign Bank	8.75%	5/30/2018		1,800	2,037,890
Synovus Financial Corp.	7.875%	2/15/2019		8,230	9,053,000
Washington Mutual Bank(c)	6.875%	6/15/2011		10,000	1,000

Total					74,859,270

Beverages 0.58%

Central American Bottling Corp.†	6.75%	2/9/2022		3,875	4,194,687
Constellation Brands, Inc.	4.625%	3/1/2023		2,530	2,586,925
Innovation Ventures LLC/Innovation Ventures Finance Corp.†	9.50%	8/15/2019		6,840	6,309,900

Total					13,091,512

Brokerage 0.85%

E*Trade Financial Corp.	6.75%	6/1/2016		6,815	7,121,675
Oppenheimer Holdings, Inc.	8.75%	4/15/2018		5,725	5,782,250
Penson Worldwide, Inc.†	12.50%	5/15/2017		4,500	1,012,500
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		4,995	5,162,542

Total					19,078,967

Building & Construction 1.21%

Beazer Homes USA, Inc.†	6.625%	4/15/2018		1,750	1,793,750
Empresas ICA SAB de CV (Mexico)†(a)	8.375%	7/24/2017		3,625	3,715,625
K. Hovnanian Enterprises, Inc.†	5.00%	11/1/2021		2,150	1,666,250
Lennar Corp.	12.25%	6/1/2017		5,925	7,761,750
Shea Homes LP/Shea Homes Funding Corp.	8.625%	5/15/2019		6,309	7,050,307
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	7.75%	4/15/2020		4,900	5,206,250

Total					27,193,932

Building Materials 1.30%

Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018		1,043	1,069,075
Hillman Group, Inc.	10.875%	6/1/2018		3,045	3,296,213
Isabelle Acquisition Sub, Inc. PIK†	10.00%	11/15/2018		5,645	5,976,644
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018		5,600	3,934,000
Nortek, Inc.	8.50%	4/15/2021		4,035	4,307,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Building Materials (continued)

Ply Gem Industries, Inc.	8.25%	2/15/2018		$3,900	$4,007,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	10.00%	6/1/2020		6,100	6,557,500

Total					29,148,044

Chemicals 2.21%

Chemtura Corp.	7.875%	9/1/2018		2,275	2,462,688
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018		4,520	4,576,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020		3,975	3,418,500
Huntsman International LLC	8.625%	3/15/2020		5,350	6,125,750
INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015		2,300	2,449,500
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016		2,130	2,018,175
LyondellBasell Industries NV (Netherlands)(a)	6.00%	11/15/2021		2,800	3,206,000
Phibro Animal Health Corp.†	9.25%	7/1/2018		6,625	6,360,000
Polypore International, Inc.	7.50%	11/15/2017		3,255	3,515,400
Taminco Global Chemical Corp.†	9.75%	3/31/2020		7,685	8,146,100
TPC Group LLC	8.25%	10/1/2017		6,615	7,293,037

Total					49,571,650

Consumer/Commercial/Lease Financing 2.54%

AerCap Aviation Solutions BV (Netherlands)†(a)	6.375%	5/30/2017		300	307,500
Air Lease Corp.†	5.625%	4/1/2017		11,995	12,024,987
CIT Group, Inc.	5.00%	5/15/2017		8,275	8,631,859
CIT Group, Inc.	5.25%	3/15/2018		4,410	4,602,938
CIT Group, Inc.	5.375%	5/15/2020		2,830	2,948,506
General Electric Capital Corp.	7.125%	—	(f)	6,800	7,455,676
International Lease Finance Corp.	8.75%	3/15/2017		9,365	10,886,813
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017		6,920	7,300,600
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019		2,695	2,742,163

Total					56,901,042

Consumer Products 1.23%

Elizabeth Arden, Inc.	7.375%	3/15/2021		8,525	9,505,375
FGI Operating Co. LLC/FGI Finance, Inc.†	7.875%	5/1/2020		4,825	5,102,438
Prestige Brands, Inc.	8.125%	2/1/2020		5,200	5,785,000
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020		6,615	7,135,931

Total					27,528,744

Diversified Capital Goods 1.60%

Actuant Corp.†	5.625%	6/15/2022		2,500	2,581,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Diversified Capital Goods (continued)

Amsted Industries, Inc.†	8.125%	3/15/2018	$2,500	$2,712,500
Anixter, Inc.	5.625%	5/1/2019	4,040	4,242,000
Belden, Inc.†	5.50%	9/1/2022	4,070	4,100,525
Dynacast International LLC/Dynacast Finance, Inc.	9.25%	7/15/2019	5,775	6,092,625
JB Poindexter & Co., Inc.†	9.00%	4/1/2022	3,100	3,115,500
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	6,275	6,933,875
TriMas Corp.	9.75%	12/15/2017	1,900	2,128,000
WireCo WorldGroup, Inc.	9.50%	5/15/2017	3,765	3,925,012

Total				35,831,287

Electric: Distribution/Transportation 0.04%

Cia de Transporte de Energia Electrica en Alta Tension Transener SA (Argentina)†(a)	9.75%	8/15/2021	2,100	924,000

Electric: Generation 2.83%

Astoria Depositor Corp.†	8.144%	5/1/2021	2,255	2,029,500
Calpine Corp.†	7.50%	2/15/2021	9,130	10,179,950
DPL, Inc.†	7.25%	10/15/2021	6,290	7,202,050
Elwood Energy LLC	8.159%	7/5/2026	6,278	6,356,845
Energy Future Holdings Corp.	10.00%	1/15/2020	9,665	10,703,987
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	6.875%	8/15/2017	830	851,788
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.†	11.75%	3/1/2022	7,600	8,132,000
GenOn Energy, Inc.	9.875%	10/15/2020	5,300	5,836,625
NRG Energy, Inc.	7.875%	5/15/2021	3,975	4,273,125
Red Oak Power LLC	8.54%	11/30/2019	4,786	5,084,943
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	3,475	2,814,750

Total				63,465,563

Electric: Integrated 0.57%

IPALCO Enterprises, Inc.	5.00%	5/1/2018	6,030	6,316,425
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	5,713	6,469,972

Total				12,786,397

Electronics 0.94%

Freescale Semiconductor, Inc.†	9.25%	4/15/2018	7,713	8,387,887
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	4,015	4,607,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electronics (continued)

Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	$3,400	$3,604,000
ViaSat, Inc.	6.875%	6/15/2020	4,375	4,511,719

Total				21,110,819

Energy: Exploration & Production 6.84%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	3,950	4,374,625
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	6,400	7,216,000
Antero Resources Finance Corp.	7.25%	8/1/2019	5,000	5,362,500
Berry Petroleum Co.	6.375%	9/15/2022	4,905	5,236,087
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	3,900	3,997,500
Chaparral Energy, Inc.	8.25%	9/1/2021	6,230	6,821,850
Concho Resources, Inc.	5.50%	4/1/2023	3,150	3,264,188
Concho Resources, Inc.	7.00%	1/15/2021	9,950	11,144,000
Continental Resources, Inc.†	5.00%	9/15/2022	4,500	4,696,875
CrownRock LP/CrownRock Finance, Inc.†	10.00%	8/15/2016	4,100	4,356,250
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	5,665	6,047,387
Halcon Resources Corp.†	9.75%	7/15/2020	2,600	2,658,500
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	7,990	8,499,362
Laredo Petroleum, Inc.	7.375%	5/1/2022	2,300	2,484,000
McMoRan Exploration Co.	11.875%	11/15/2014	1,525	1,606,969
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	1,600	1,670,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	10,890	11,516,175
Newfield Exploration Co.	5.625%	7/1/2024	1,280	1,390,400
Oasis Petroleum, Inc.	7.25%	2/1/2019	11,625	12,322,500
Pacific Rubiales Energy Corp. (Canada)†(a)	7.25%	12/12/2021	6,649	7,746,085
QEP Resources, Inc.	6.80%	3/1/2020	2,000	2,185,000
QEP Resources, Inc.	6.875%	3/1/2021	2,600	2,951,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	2,140	2,038,350
Range Resources Corp.	5.00%	8/15/2022	3,425	3,570,563
Rosetta Resources, Inc.	9.50%	4/15/2018	3,000	3,322,500
Samson Investment Co.†	9.75%	2/15/2020	6,495	6,697,969
SM Energy Co.	6.50%	11/15/2021	6,975	7,323,750
SM Energy Co.†	6.50%	1/1/2023	2,275	2,374,531
Swift Energy Co.	7.875%	3/1/2022	6,000	6,270,000
Swift Energy Co.	8.875%	1/15/2020	3,990	4,329,150

Total				153,474,066

Environmental 0.67%

Casella Waste Systems, Inc.	7.75%	2/15/2019	3,000	2,985,000
Clean Harbors, Inc.†	5.25%	8/1/2020	6,275	6,471,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Environmental (continued)

Covanta Holding Corp.	7.25%	12/1/2020	$4,875	$5,465,348

Total				14,921,442

Food & Drug Retailers 0.54%

American Stores Co.	7.90%	5/1/2017	1,850	1,722,813
Rite Aid Corp.	7.70%	2/15/2027	3,300	2,780,250
Rite Aid Corp.	9.25%	3/15/2020	4,090	4,222,925
Rite Aid Corp.	10.25%	10/15/2019	2,930	3,318,225

Total				12,044,213

Food: Wholesale 1.99%

Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	2,287	2,349,893
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	6,250	6,062,500
Dean Foods Co.	7.00%	6/1/2016	2,115	2,255,119
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	5,315	5,062,537
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	4,446	4,334,850
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	2,594	2,574,545
Minerva Luxembourg SA (Luxembourg)†(a)	12.25%	2/10/2022	3,475	3,996,250
Post Holdings, Inc.†	7.375%	2/15/2022	2,955	3,128,606
Smithfield Foods, Inc.	6.625%	8/15/2022	3,125	3,207,031
Southern States Cooperative, Inc.†	11.25%	5/15/2015	4,300	4,536,500
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(a)	10.50%	1/28/2018	4,217	4,101,033
Viskase Cos., Inc.†	9.875%	1/15/2018	2,900	3,045,000

Total				44,653,864

Forestry/Paper 1.24%

Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	2,705	2,819,962
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	7,745	8,054,800
Louisiana-Pacific Corp.	7.50%	6/1/2020	4,150	4,523,500
Millar Western Forest Products Ltd. (Canada)(a)	8.50%	4/1/2021	3,560	2,616,600
Tembec Industries, Inc. (Canada)(a)	11.25%	12/15/2018	6,804	7,110,180
Tembec Industries, Inc. (Canada)†(a)	11.25%	12/15/2018	2,610	2,727,450

Total				27,852,492

Gaming 4.25%

Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.†	8.375%	2/15/2018	1,400	1,436,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gaming (continued)

CCM Merger, Inc.†	9.125%	5/1/2019	$5,200	$5,252,000
Chester Downs & Marina LLC†	9.25%	2/1/2020	8,525	8,652,875
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	4,225	4,510,188
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	6,824	7,158,395
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	8,000	8,440,000
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%	6/15/2019	4,920	4,846,200
Graton Economic Development Authority†	9.625%	9/1/2019	3,920	4,047,400
Greektown Superholdings, Inc.	13.00%	7/1/2015	2,000	2,170,000
Marina District Finance Co., Inc.	9.50%	10/15/2015	4,495	4,472,525
Mohegan Tribal Gaming Authority†	10.50%	12/15/2016	1,400	1,253,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	6,900	7,245,000
River Rock Entertainment Authority (The)	9.00%	11/1/2018	992	624,960
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	2,900	3,088,500
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	10,205	11,684,725
Snoqualmie Entertainment Authority†	4.476%#	2/1/2014	8,525	8,397,125
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	7,175	7,677,250
Yonkers Racing Corp.†	11.375%	7/15/2016	4,125	4,393,125

Total				95,350,018

Gas Distribution 2.37%

El Paso Corp.	7.75%	1/15/2032	7,549	8,925,651
El Paso Corp.	8.05%	10/15/2030	9,960	11,795,240
Enterprise Products Operating LLC(g)	7.00%	6/1/2067	670	700,398
Enterprise Products Operating LLC(h)	7.034%	1/15/2068	2,150	2,410,715
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%	12/15/2018	3,150	3,331,125
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%	12/15/2018	2,235	2,363,513
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.50%	3/1/2020	4,560	4,776,600
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	5,000	5,601,865
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	3,100	3,177,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,095	3,303,912
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	590	640,150
Rockies Express Pipeline LLC†	3.90%	4/15/2015	3,060	3,014,100
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,535	1,581,050
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	1,903	1,579,490

Total				53,201,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Health Facilities 2.79%

Capella Healthcare, Inc.	9.25%	7/1/2017		$7,225	$7,703,657
Community Health Systems, Inc.	5.125%	8/15/2018		2,975	3,075,406
Community Health Systems, Inc.	8.00%	11/15/2019		7,650	8,300,250
DaVita, Inc.	5.75%	8/15/2022		5,500	5,747,500
HCA, Inc.	6.50%	2/15/2020		11,700	12,884,625
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019		3,800	3,643,250
Kindred Healthcare, Inc.	8.25%	6/1/2019		4,470	4,335,900
MPT Operating Partnership LP/MPT Finance Corp.	6.375%	2/15/2022		3,625	3,842,500
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021		2,950	3,222,875
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018		2,450	2,584,750
VWR Funding, Inc.†(i)	7.25%	9/15/2017		7,150	7,252,781

Total					62,593,494

Health Services 0.91%

Catalent Pharma Solutions, Inc.(d)	9.75%	4/15/2017	EUR	6,900	9,025,972
Exam Works Group, Inc.	9.00%	7/15/2019		$3,950	4,117,875
STHI Holding Corp.†	8.00%	3/15/2018		3,920	4,194,400
Truven Health Analytics, Inc.†	10.625%	6/1/2020		2,950	3,163,875

Total					20,502,122

Hotels 0.10%

Host Hotels & Resorts LP	4.75%	3/1/2023		2,175	2,240,250

Household & Leisure Products 0.16%

American Standard Americas†	10.75%	1/15/2016		3,925	3,532,500

Integrated Energy 0.30%

Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026		5,607	3,134,380
First Wind Capital LLC†	10.25%	6/1/2018		3,475	3,492,375

Total					6,626,755

Investments & Miscellaneous Financial Services 0.87%

Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(a)	6.50%	5/30/2021		5,320	5,391,783
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020		1,450	1,540,625
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022		3,625	3,869,688
Nuveen Investments, Inc.	10.50%	11/15/2015		8,535	8,727,037

Total					19,529,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leisure 1.17%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	9.125%	8/1/2018	$2,920	$3,328,800
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	8,960	9,788,800
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	6,260	6,588,650
Seven Seas Cruises S. de R.L. LLC	9.125%	5/15/2019	6,180	6,458,100

Total				26,164,350

Life Insurance 0.30%

Prudential Financial, Inc.(j)	5.875%	9/15/2042	2,100	2,128,875
StanCorp Financial Group, Inc.	5.00%	8/15/2022	4,550	4,680,176

Total				6,809,051

Machinery 1.29%

Altra Holdings, Inc.	8.125%	12/1/2016	1,761	1,897,478
Camposol SA (Peru)†(a)	9.875%	2/2/2017	4,900	5,304,250
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	5,075	5,417,562
Columbus McKinnon Corp.	7.875%	2/1/2019	6,150	6,565,125
Dematic SA (Luxembourg)†(a)	8.75%	5/1/2016	3,800	4,066,000
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	5,595	5,776,837

Total				29,027,252

Media: Broadcast 1.27%

AMC Networks, Inc.	7.75%	7/15/2021	12,455	14,167,562
Clear Channel Communications, Inc.	5.50%	9/15/2014	2,540	2,197,100
Gray Television, Inc.	10.50%	6/29/2015	5,860	6,358,100
Univision Communications, Inc.†	8.50%	5/15/2021	5,620	5,718,350

Total				28,441,112

Media: Cable 4.21%

Bresnan Broadband Holdings LLC†	8.00%	12/15/2018	4,350	4,632,750
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	3,090	3,375,825
CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	5,925	6,606,375
DISH DBS Corp.†	4.625%	7/15/2017	6,000	6,090,000
DISH DBS Corp.†	5.875%	7/15/2022	9,500	9,618,750
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	6,910	7,514,625
Mediacom Broadband LLC/Mediacom Broadband Corp.†	6.375%	4/1/2023	7,840	7,859,600
Nara Cable Funding Ltd. (Ireland)†(a)	8.875%	12/1/2018	5,035	4,594,437
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	8,000	6,440,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRN GmbH (Germany)†(a)	8.125%	12/1/2017	2,225	2,419,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Media: Cable (continued)

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(a)	7.50%	3/15/2019		$1,500	$1,651,875
UPC Holding BV (Netherlands)†(a)	9.875%	4/15/2018		1,250	1,409,375
UPCB Finance III Ltd.†	6.625%	7/1/2020		7,000	7,437,500
UPCB Finance V Ltd.†	7.25%	11/15/2021		7,825	8,568,375
Virgin Media Finance plc (United Kingdom)(a)	5.25%	2/15/2022		1,985	2,089,213
WaveDivision Escrow LLC/WaveDivision Escrow Corp.†	8.125%	9/1/2020		10,970	11,353,950
WideOpenWest Finance LLC/WideOpenWest Capital Corp.†	10.25%	7/15/2019		2,700	2,821,500

Total					94,483,837

Media: Diversified 0.20%

Block Communications, Inc.†	7.25%	2/1/2020		4,150	4,388,625

Media: Services 0.98%

Affinion Group, Inc.	7.875%	12/15/2018		3,800	2,736,000
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		4,640	4,510,125
MDC Partners, Inc.	11.00%	11/1/2016		8,240	8,961,000
WMG Acquisition Corp.	11.50%	10/1/2018		5,190	5,721,975

Total					21,929,100

Medical Products 1.10%

Biomet, Inc.†	6.50%	8/1/2020		6,270	6,520,800
Grifols, Inc.	8.25%	2/1/2018		3,685	4,071,925
Hologic, Inc.†	6.25%	8/1/2020		2,450	2,606,188
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%	11/1/2018		9,633	9,849,742
Polymer Group, Inc.	7.75%	2/1/2019		1,442	1,553,755

Total					24,602,410

Metals/Mining (Excluding Steel) 2.87%

Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	3,150	3,219,503
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		$6,565	5,875,675
AngloGold Ashanti Holdings plc (United Kingdom)(a)	5.125%	8/1/2022		3,500	3,583,937
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021		4,090	4,263,825
Calcipar SA (Luxembourg)†(a)	6.875%	5/1/2018		4,375	4,342,187
Century Aluminum Co.	8.00%	5/15/2014		2,525	2,550,250
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.50%	12/15/2019		3,950	4,404,250
Compass Minerals International, Inc.	8.00%	6/1/2019		3,950	4,305,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals/Mining (Excluding Steel) (continued)

Constellation Enterprises LLC†	10.625%	2/1/2016	$3,475	$3,579,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	8.25%	11/1/2019	9,880	9,880,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	8,745	6,493,162
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019	7,515	7,778,025
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	3,995	4,124,838

Total				64,400,402

Oil Field Equipment & Services 2.33%

Atwood Oceanics, Inc.	6.50%	2/1/2020	2,920	3,131,700
BakerCorp International, Inc.†	8.25%	6/1/2019	4,100	4,100,000
CCS, Inc. (Canada)†(a)	11.00%	11/15/2015	2,810	2,915,375
Dresser-Rand Group, Inc.	6.50%	5/1/2021	3,395	3,581,725
Global Geophysical Services, Inc.	10.50%	5/1/2017	4,725	4,382,438
Gulfmark Offshore, Inc.†	6.375%	3/15/2022	7,265	7,428,462
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	2,570	2,634,250
Offshore Group Investments Ltd.	11.50%	8/1/2015	5,650	6,271,500
Oil States International, Inc.	6.50%	6/1/2019	5,950	6,351,625
Stallion Oilfield Holdings Ltd.	10.50%	2/15/2015	2,806	3,030,480
Thermon Industries, Inc.	9.50%	5/1/2017	2,238	2,472,990
Unit Corp.	6.625%	5/15/2021	5,865	5,982,300

Total				52,282,845

Oil Refining & Marketing 0.46%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	4,755	5,040,300
Northern Tier Energy LLC/Northern Tier Finance Corp.	10.50%	12/1/2017	4,760	5,200,300

Total				10,240,600

Packaging 1.70%

AEP Industries, Inc.	8.25%	4/15/2019	3,350	3,584,500
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc. (Ireland)†(a)	7.375%	10/15/2017	1,575	1,695,094
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	4,925	5,331,313
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	6,700	6,817,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	9,295	9,875,937
Sealed Air Corp.†	8.125%	9/15/2019	3,350	3,743,625
Sealed Air Corp.†	8.375%	9/15/2021	2,650	2,994,500
Tekni-Plex, Inc.†	9.75%	6/1/2019	4,000	4,190,000

Total				38,232,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value

Pharmaceuticals 0.30%

Capsugel FinanceCo SCA†(d)	9.875%	8/1/2019		EUR	2,100	$2,978,156
Mylan, Inc. †	7.875%	7/15/2020			$3,385	3,841,975

Total						6,820,131

Printing & Publishing 0.11%

McClatchy Co. (The)	11.50%	2/15/2017			2,360	2,513,400

Property & Casualty 0.75%

Liberty Mutual Group, Inc.†(k)	10.75%	6/15/2058			9,710	13,715,375
XL Group plc (Ireland)(a)	6.50%	—	(f)		3,500	3,206,875

Total						16,922,250

Railroads 0.86%

Florida East Coast Railway Corp.	8.125%	2/1/2017			8,665	9,141,575
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021			1,275	1,434,375
Kansas City Southern de Mexico SA de CV (Mexico) (a)	6.625%	12/15/2020			7,650	8,663,625

Total						19,239,575

Real Estate Development & Management 0.24%

Realogy Corp.†	7.625%	1/15/2020			2,975	3,257,625
Realogy Corp.†	9.00%	1/15/2020			1,995	2,164,575

Total						5,422,200

Restaurants 0.84%

CKE Restaurants, Inc.	11.375%	7/15/2018			3,928	4,541,750
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016			3,750	2,737,500
Dave & Buster’s, Inc.	11.00%	6/1/2018			1,355	1,517,600
DineEquity, Inc.	9.50%	10/30/2018			2,840	3,202,100
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016			3,325	3,557,750
Roadhouse Financing, Inc.	10.75%	10/15/2017			3,250	3,185,000

Total						18,741,700

Software/Services 2.73%

Alliance Data Systems Corp.†	6.375%	4/1/2020			19,000	19,760,000
First Data Corp.†	7.375%	6/15/2019			3,975	4,124,062
First Data Corp.	9.875%	9/24/2015			3,855	3,951,375
First Data Corp.	12.625%	1/15/2021			9,865	10,037,637
Infor US, Inc.†	9.375%	4/1/2019			4,600	5,002,500
Nuance Communications, Inc.†	5.375%	8/15/2020			2,500	2,568,750
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019			8,370	9,039,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Software/Services (continued)

SRA International, Inc.	11.00%	10/1/2019	$2,075	$2,121,688
Syniverse Holdings, Inc.	9.125%	1/15/2019	4,180	4,535,300

Total				61,140,912

Specialty Retail 2.23%

Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	3,690	4,059,000
Brown Shoe Co., Inc.	7.125%	5/15/2019	5,050	5,214,125
J. Crew Group, Inc.	8.125%	3/1/2019	9,855	10,360,069
Limited Brands, Inc.	5.625%	2/15/2022	4,000	4,230,000
Netflix, Inc.	8.50%	11/15/2017	5,212	5,602,900
Party City Holdings, Inc.†	8.875%	8/1/2020	2,150	2,284,375
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	8,700	9,722,250
QVC, Inc.†	7.375%	10/15/2020	1,360	1,516,465
QVC, Inc.†	7.50%	10/1/2019	2,385	2,643,887
Sally Holdings LLC/Sally Capital, Inc.	6.875%	11/15/2019	3,845	4,316,013

Total				49,949,084

Steel Producers/Products 0.39%

JMC Steel Group†	8.25%	3/15/2018	4,015	4,125,413
Severstal Columbus LLC	10.25%	2/15/2018	4,495	4,652,325

Total				8,777,738

Support: Services 2.70%

Abengoa Finance SAU (Spain)†(a)	8.875%	11/1/2017	7,275	6,329,250
American Residential Services LLC†	12.00%	4/15/2015	3,670	3,651,650
Brickman Group Holdings, Inc.†	9.125%	11/1/2018	3,025	3,070,375
Emdeon, Inc.†	11.00%	12/31/2019	2,895	3,314,775
FTI Consulting, Inc.	6.75%	10/1/2020	3,875	4,155,938
H&E Equipment Services, Inc.†	7.00%	9/1/2022	2,525	2,626,000
Hertz Corp. (The)	7.375%	1/15/2021	3,388	3,701,390
Hertz Corp. (The)	7.50%	10/15/2018	2,000	2,167,500
Iron Mountain, Inc.	5.75%	8/15/2024	3,000	3,045,000
Maxim Crane Works LP/Maxim Finance Corp.†	12.25%	4/15/2015	3,255	3,206,175
Monitronics International, Inc.	9.125%	4/1/2020	7,465	7,651,625
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	3,500	3,465,000
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(a)	10.25%	4/1/2017	3,660	3,925,350
ServiceMaster Co.†	7.00%	8/15/2020	3,950	4,038,875
UR Merger Sub Corp.†	5.75%	7/15/2018	1,335	1,415,100
UR Merger Sub Corp.†	7.375%	5/15/2020	4,565	4,850,312

Total				60,614,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications Equipment 0.40%

Avaya, Inc. PIK	10.125%	11/1/2015	$4,200	$3,675,000
CommScope, Inc.†	8.25%	1/15/2019	4,840	5,209,050

Total				8,884,050

Telecommunications: Integrated/Services 3.27%

Cincinnati Bell, Inc.	8.75%	3/15/2018	3,550	3,603,250
Cogent Communications Group, Inc.†	8.375%	2/15/2018	6,970	7,614,725
Consolidated Communications Finance Co.†	10.875%	6/1/2020	6,740	7,262,350
Dycom Investments, Inc.	7.125%	1/15/2021	3,935	4,308,825
Equinix, Inc.	7.00%	7/15/2021	3,000	3,378,750
Equinix, Inc.	8.125%	3/1/2018	2,075	2,313,625
Frontier Communications Corp.	9.25%	7/1/2021	4,300	4,923,500
Hughes Satellite Systems Corp.	6.50%	6/15/2019	2,675	2,878,969
Integra Telecom Holdings, Inc.†	10.75%	4/15/2016	4,825	4,957,687
Intelsat Bermuda Ltd. (Luxembourg) PIK(a)	11.50%	2/4/2017	19,471	20,518,066
Level 3 Financing, Inc.	8.125%	7/1/2019	3,900	4,104,750
Sable International Finance Ltd.†	8.75%	2/1/2020	2,700	2,990,250
Telefonica Emisiones SAU (Spain) (a)	5.134%	4/27/2020	4,775	4,375,094

Total				73,229,841

Telecommunications: Wireless 3.36%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	1,695	1,686,525
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,980	3,240,750
Cricket Communications, Inc.	7.75%	10/15/2020	6,290	6,132,750
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	9,050	9,864,500
iPCS, Inc. PIK	3.695%#	5/1/2014	3,025	3,002,313
MetroPCS Wireless, Inc.	6.625%	11/15/2020	5,225	5,427,469
NII Capital Corp.	7.625%	4/1/2021	4,680	3,638,700
SBA Telecommunications, Inc.†	5.75%	7/15/2020	3,125	3,277,344
Sprint Nextel Corp.	7.00%	8/15/2020	9,425	9,672,406
Sprint Nextel Corp.†	9.00%	11/15/2018	12,775	15,106,437
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	3,496	3,688,280
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	3,550	3,273,750
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	7,915	7,281,800

Total				75,293,024

Theaters & Entertainment 0.91%

Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	10,975	12,292,000
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	4,775	5,133,125
Production Resource Group LLC	8.875%	5/1/2019	4,095	2,917,687

Total				20,342,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Transportation (Excluding Air/Rail) 0.19%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	$4,070	$4,283,675

Total High Yield Corporate Bonds (cost $1,791,200,780)				1,851,756,896

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.18%

Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AJ	5.273%	12/11/2038	11,800	10,134,743
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.42%#	6/15/2022	2,920	2,783,295
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.407%#	2/15/2041	5,500	5,404,985
GS Mortgage Securities Corp. II 2006-GG8 AJ	5.622%	11/10/2039	5,000	4,244,883
LB-UBS Commercial Mortgage Trust 2006-C4 AJ	6.084%#	6/15/2038	5,000	4,468,802
Merrill Lynch Mortgage Trust 2005-CKI1 B	5.39%#	11/12/2037	4,500	4,212,488
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.702%#	2/12/2039	4,000	3,575,006

Morgan Stanley Capital I 2007-IQ16 AJ	6.35%#	12/12/2049	8,300	7,272,518
Morgan Stanley Capital I 2007-IQ16 AJFL	1.691%#	12/12/2049	3,500	2,459,482
UBS Commercial Mortgage Trust 2012-C1 D†	5.72%#	5/10/2045	5,000	4,249,170

Total Non-Agency Commercial Mortgage-Backed Securities (cost $46,517,432)				48,805,372

			Shares (000)

PREFERRED STOCKS 0.86%

Banking 0.73%

BB&T Corp.	5.625%		100	2,562,000
GMAC Capital Trust I	8.125%		192	4,775,070
LBG Capital No.1 plc†	8.00%		10,000	9,075,000

Total				16,412,070

Real Estate Investment Trusts 0.13%

DDR Corp.*	6.50%		120	2,964,000

Total Preferred Stocks (cost $17,924,255)				19,376,070

	Exercise Price	Expiration Date

WARRANTS 0.03%

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	13	137,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

Automakers 0.02%

General Motors Co.*	10.00	7/10/2016	32	$395,832
General Motors Co.*	18.33	7/10/2019	32	239,017

Total				634,849

Total Warrants (cost $1,225,763)				772,613

Total Long-Term Investments (cost $2,141,293,884)				2,206,095,997

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.90%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $19,540,000 of U.S. Treasury Note at 2.625% due 6/30/2014; value: $20,468,150; proceeds: $20,065,973 (cost $20,065,951)	$20,066	20,065,951

Total Investments in Securities 99.27% (cost $2,161,359,835)		2,226,161,948

Cash and Other Assets in Excess of Liabilities(l) 0.73%		16,430,711

Net Assets 100.00%		$2,242,592,659

BRL	Brazilian real.
CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2012.

(c)	Defaulted security.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)

Debenture pays interest at an annual fixed rate of 7.00% until June 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.778% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to June 1, 2017.

(h)

Debenture pays interest at an annual fixed rate of 7.034% through January 15, 2018. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.68% until January 15, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to January 15, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2012

(i)	Securities purchased on a when-issued basis (See Note 2(f)).
(j)

Debenture pays interest at an annual fixed rate of 5.875% through September 15, 2022. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 4.175% through September 15, 2042. This debenture is subject to full redemption at the option of the issuer any time prior to September 15, 2022.

(k)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(l)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at August 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	December 2012	143	Short	$(19,121,781)	$(124,255)

Open Forward Foreign Currency Exchange Contracts at August 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

British pound	Buy	Barclays Bank plc	10/12/2012	2,481,000	$3,876,438	$3,938,933	$62,495
euro	Buy	J.P. Morgan	9/20/2012	2,240,000	2,762,892	2,817,897	55,005
euro	Buy	J.P. Morgan	9/20/2012	1,128,000	1,386,046	1,419,013	32,967
euro	Buy	J.P. Morgan	9/20/2012	1,747,000	2,197,820	2,197,708	(112)
euro	Buy	J.P. Morgan	9/20/2012	1,866,000	2,341,147	2,347,409	6,262
euro	Buy	Goldman Sachs	11/13/2012	3,114,000	3,834,144	3,919,905	85,761
Swiss franc	Buy	J.P. Morgan	9/7/2012	4,421,000	4,645,371	4,630,916	(14,455)
British pound	Sell	Barclays Bank plc	10/12/2012	2,481,000	3,848,155	3,938,933	(90,778)
euro	Sell	J.P. Morgan	9/20/2012	7,950,000	10,000,623	10,001,020	(397)
euro	Sell	J.P. Morgan	9/20/2012	1,290,000	1,630,109	1,622,807	7,302
euro	Sell	J.P. Morgan	9/20/2012	2,219,000	2,699,480	2,791,480	(92,000)
euro	Sell	Credit Suisse	10/31/2012	7,525,000	9,316,131	9,470,896	(154,765)
euro	Sell	Goldman Sachs	10/31/2012	840,000	1,029,612	1,057,216	(27,604)
euro	Sell	Goldman Sachs	11/13/2012	45,151,000	55,617,408	56,836,104	(1,218,696)
Swiss franc	Sell	J.P. Morgan	9/7/2012	4,421,000	4,594,559	4,630,916	(36,357)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,385,372)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 102.21%

ASSET-BACKED SECURITIES 8.93%

Automobiles 4.79%

Ally Auto Receivables Trust 2010-4 A3	0.91%		11/17/2014	$3,061	$3,069,451
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	217	216,680
Ally Auto Receivables Trust 2011-4 A2	0.65%		3/17/2014	2,392	2,393,136
Ally Auto Receivables Trust 2012-1 A2	0.71%		9/15/2014	2,193	2,197,461
Ally Auto Receivables Trust 2012-2 A2	0.56%		10/15/2014	8,065	8,074,061
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	589	588,989
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%		11/10/2014	824	824,544
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	1,094	1,096,493
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%		8/8/2015	1,430	1,435,877
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%		10/8/2015	5,095	5,109,057
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%		12/8/2015	2,350	2,355,333
Bank of America Auto Trust 2012-1 A2	0.59%		11/17/2014	3,500	3,503,446
BMW Vehicle Lease Trust 2011-1 A3	1.06%		2/20/2014	6,875	6,900,046
CarMax Auto Owner Trust 2011-2 A2	0.68%		9/15/2014	2,469	2,471,541
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	3,914	3,919,249
CarMax Auto Owner Trust 2012-1 A2	0.59%		3/16/2015	2,587	2,589,551
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	2,356	2,357,618
Ford Credit Auto Lease Trust 2012-A A2	0.63%		4/15/2014	2,500	2,502,227
Ford Credit Auto Owner Trust 2009-E A3	1.51%		1/15/2014	72	71,776
Huntington Auto Trust 2012-1 A2	0.54%		11/17/2014	4,150	4,153,268
Hyundai Auto Lease Securitization Trust 2011-A A2†	0.69%		11/15/2013	1,265	1,265,158
Hyundai Auto Receivables Trust 2010-B A3	0.97%		4/15/2015	2,858	2,867,836
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%		1/15/2014	2,350	2,354,075
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	2,700	2,703,361
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%		10/15/2014	2,035	2,038,890
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	1,501	1,513,515
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	1,069	1,070,160
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	1,460	1,462,040
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	3,781	3,798,023
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	5,803	5,821,558
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	3,790	3,800,845
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	2,780	2,788,724
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	2,688	2,696,583

Total					90,010,572

Credit Cards 2.76%

Bank One Issuance Trust 2003-A4	0.49%	#	1/15/2016	2,500	2,504,975
Capital One Multi-Asset Execution Trust 2005-A10 A	0.32%	#	9/15/2015	500	499,945
Capital One Multi-Asset Execution Trust 2006-A5	0.30%	#	1/15/2016	1,226	1,225,747
Capital One Multi-Asset Execution Trust 2008-A3	5.05%		2/15/2016	2,600	2,674,084
Chase Issuance Trust 2007-A17 A	5.12%		10/15/2014	1,938	1,949,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards (continued)

Chase Issuance Trust 2008-A4	4.65%		3/15/2015	$4,500	$4,603,984
Chase Issuance Trust 2011-A1	0.43%	#	3/16/2015	5,775	5,782,178
Citibank Credit Card Issuance Trust 2002-A10	0.488%	#	12/17/2014	1,000	1,000,780
Citibank Credit Card Issuance Trust 2008-A5	4.85%		4/22/2015	2,320	2,386,596
Citibank Credit Card Issuance Trust 2009-A5	2.25%		12/23/2014	2,285	2,298,491
Citibank Omni Master Trust 2009-A14A†	2.99%	#	8/15/2018	5,400	5,663,479
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	5,355	5,575,781
Discover Card Master Trust 2010-A1	0.89%	#	9/15/2015	550	551,633
Discover Card Master Trust 2011-A2	0.45%	#	11/16/2015	1,400	1,401,698
Discover Card Master Trust I 2005-4 A2	0.33%	#	6/16/2015	1,000	1,000,123
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	6,714	6,805,552
MBNA Credit Card Master Note Trust 2005-A10	0.30%	#	11/16/2015	780	780,069
World Financial Network Credit Card Master Trust 2006-A†	0.37%	#	2/15/2017	5,175	5,173,678

Total					51,878,197

Home Equity 0.03%

Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.356%	#	4/25/2037	469	464,107

Other 1.35%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.566%	#	6/25/2035	1,133	1,124,452
Illinois Student Assistance Commission 2010-1 A2	1.501%	#	4/25/2022	1,450	1,462,978
Saxon Asset Securities Trust 2006-3 A2	0.346%	#	10/25/2046	555	544,705
SLM Student Loan Trust 2006-2 A5(a)	0.561%	#	7/25/2025	2,045	1,975,283
SLM Student Loan Trust 2008-4 A4	2.101%	#	7/25/2022	1,100	1,143,431
SLM Student Loan Trust 2008-5 A4(a)	2.151%	#	7/25/2023	10,155	10,730,295
SLM Student Loan Trust 2010-C A1†	1.89%	#	12/15/2017	1,774	1,777,456
SLM Student Loan Trust 2011-1 A2	1.386%	#	10/25/2034	2,500	2,477,194
SLM Student Loan Trust 2011-B A1†	1.09%	#	12/16/2024	2,141	2,140,768
SLM Student Loan Trust 2012-C A1†	1.34%	#	8/15/2023	2,043	2,047,356

Total					25,423,918

Total Asset-Backed Securities (cost $167,608,508)					167,776,794

CORPORATE BONDS 77.01%

Aerospace/Defense 0.07%

Embraer SA (Brazil)(b)	5.15%		6/15/2022	1,175	1,233,750

Air Transportation 0.12%

Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	2,100	2,167,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Aluminum 0.29%

Alcoa, Inc.	5.72%	2/23/2019	$5,000	$5,368,595

Apparel 0.26%

PVH Corp.	7.75%	11/15/2023	3,858	4,502,085
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	500	457,500

Total				4,959,585

Auto Parts: Original Equipment 0.59%

BorgWarner, Inc.	8.00%	10/1/2019	3,978	4,876,169
Delphi Corp.	6.125%	5/15/2021	1,023	1,130,415
Hertz Corp. (The)	7.50%	10/15/2018	3,000	3,251,250
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	1,375	1,325,156
Stanadyne Corp.	10.00%	8/15/2014	200	186,500
Stanadyne Holdings, Inc.	12.00%	2/15/2015	500	330,625

Total				11,100,115

Auto: Trucks & Parts 0.10%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	1,925	1,961,094

Auto: Replacement Parts 0.02%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	375	380,629

Automotive 1.11%

Ford Motor Co.	6.625%	10/1/2028	950	1,065,921
Ford Motor Co.	7.45%	7/16/2031	15,900	19,716,000
Tenneco, Inc.	7.75%	8/15/2018	100	109,500

Total				20,891,421

Banks: Diversified 4.59%

Banco Bradesco SA†	5.75%	3/1/2022	970	1,025,775
Banco Bradesco SA†	5.90%	1/16/2021	400	423,000
Banco del Estado de Chile (Chile)†(b)	3.875%	2/8/2022	700	757,488
Banco do Brasil SA (Brazil)†(b)	5.875%	1/26/2022	1,000	1,060,000
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	500	520,000
BBVA Bancomer SA†	4.50%	3/10/2016	225	237,375
BBVA Bancomer SA†	6.75%	9/30/2022	1,200	1,293,000
CIT Group, Inc.†	7.00%	5/2/2016	3,609	3,622,789
Citigroup, Inc.	6.125%	5/15/2018	1,061	1,231,978
Citigroup, Inc.	8.50%	5/22/2019	13,315	17,056,635
Discover Bank	8.70%	11/18/2019	9,225	11,690,344
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	300	298,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	400	416,327
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	1,500	1,658,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	$20,072	$24,105,569
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	500	515,000
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	600	652,500
JPMorgan Chase & Co.	4.35%	8/15/2021	6,282	6,897,730
JPMorgan Chase & Co.	4.50%	1/24/2022	3,200	3,560,314
JPMorgan Chase & Co.	6.30%	4/23/2019	484	591,514
Morgan Stanley	5.55%	4/27/2017	1,500	1,593,542
Morgan Stanley	5.75%	1/25/2021	1,500	1,551,591
Morgan Stanley	6.25%	8/28/2017	1,854	2,011,054
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	620	630,850
Regions Financial Corp.	7.75%	11/10/2014	1,150	1,276,730
Synovus Financial Corp.	7.875%	2/15/2019	1,125	1,237,500
Vietnam Joint Stock Commercial Bank for Industry & Trade (Vietnam)†(b)	8.00%	5/17/2017	350	337,750

Total				86,253,086

Banks: Money Center 1.14%

BBVA Banco Continental SA (Peru)†(b)	5.00%	8/26/2022	450	463,500
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	1,000	1,075,701
Huntington Bancshares, Inc.	7.00%	12/15/2020	5,000	5,974,690
SVB Financial Group	5.375%	9/15/2020	6,200	6,841,967
Zions Bancorporation	4.50%	3/27/2017	4,150	4,342,792
Zions Bancorporation	7.75%	9/23/2014	2,500	2,732,310

Total				21,430,960

Beverages 0.82%

Beam, Inc.	5.875%	1/15/2036	5,350	6,413,237
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	100	63,625
Central American Bottling Corp.†	6.75%	2/9/2022	500	541,250
Constellation Brands, Inc.	4.625%	3/1/2023	1,500	1,533,750
Pernod Ricard SA (France)†(b)	5.50%	1/15/2042	3,750	4,249,601
Pernod Ricard SA (France)†(b)	5.75%	4/7/2021	2,284	2,664,597

Total				15,466,060

Biotechnology Research & Production 0.62%

Amgen, Inc.	5.65%	6/15/2042	6,000	7,024,200
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,250	4,675,000

Total				11,699,200

Broadcasting 0.34%

Cox Communications, Inc.†	6.45%	12/1/2036	5,097	6,325,780

Brokers 0.88%

E*Trade Financial Corp.	6.75%	6/1/2016	550	574,750
E*Trade Financial Corp.	12.50%	11/30/2017	1,500	1,719,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Brokers (continued)

Jefferies Group, Inc.	8.50%	7/15/2019	$2,180	$2,501,550
Raymond James Financial, Inc.	8.60%	8/15/2019	9,250	11,635,797

Total				16,431,472

Building Materials 0.97%

Building Materials Corp. of America†	7.00%	2/15/2020	3,400	3,697,500
Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	380	389,500
Nortek, Inc.	8.50%	4/15/2021	450	480,375
Owens Corning, Inc.	9.00%	6/15/2019	7,660	9,659,513
Rearden G. Holdings EINS GmbH (Germany)†(b)	7.875%	3/30/2020	150	165,000
Voto-Votorantim Ltd.†	6.75%	4/5/2021	1,200	1,380,000
Votorantim Cimentos SA (Brazil)†(b)	7.25%	4/5/2041	2,300	2,472,500

Total				18,244,388

Business Services 0.63%

Alliance Data Systems Corp.†	6.375%	4/1/2020	600	624,000
Expedia, Inc.	7.456%	8/15/2018	4,000	4,710,400
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	750	789,375
Monitronics International, Inc.	9.125%	4/1/2020	800	820,000
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(b)	10.25%	4/1/2017	650	697,125
UR Merger Sub Corp.†	7.625%	4/15/2022	1,750	1,894,375
Verisk Analytics, Inc.	4.875%	1/15/2019	1,000	1,079,094
Verisk Analytics, Inc.	5.80%	5/1/2021	1,000	1,127,619

Total				11,741,988

Cable Services 2.62%

Comcast Corp.	6.95%	8/15/2037	11,095	15,119,523
Historic TW, Inc.	9.15%	2/1/2023	4,076	5,831,818
TCI Communications, Inc.	7.875%	2/15/2026	1,900	2,675,107
Time Warner Cable, Inc.	6.55%	5/1/2037	3,600	4,509,446
Time Warner Cable, Inc.	7.30%	7/1/2038	11,250	15,403,174
Time Warner Cable, Inc.	8.75%	2/14/2019	4,125	5,591,685

Total				49,130,753

Chemicals 2.94%

Airgas, Inc.	7.125%	10/1/2018	6,000	6,461,394
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	4,605	6,170,700
CF Industries, Inc.	7.125%	5/1/2020	8,291	10,311,931
Chemtura Corp.	7.875%	9/1/2018	300	324,750
Dow Chemical Co. (The)	9.40%	5/15/2039	2,900	4,748,823
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,725	5,281,326
INEOS Finance plc (United Kingdom)†(b)	8.375%	2/15/2019	375	396,094
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	1,500	1,421,250
LyondellBasell Industries NV (Netherlands)(b)	5.00%	4/15/2019	800	852,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals (continued)

Methanex Corp. (Canada)(b)	5.25%	3/1/2022	$8,500	$9,111,906
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,450	2,606,477
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	5,925	7,540,546

Total				55,227,197

Coal 0.30%

Peabody Energy Corp.†	6.00%	11/15/2018	600	616,500
Peabody Energy Corp.	7.875%	11/1/2026	4,640	4,976,400

Total				5,592,900

Communications & Media 0.15%

Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,150	1,155,750
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	1,400	1,568,000

Total				2,723,750

Computer Software 0.56%

BMC Software, Inc.	7.25%	6/1/2018	5,750	6,964,170
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,500	3,591,875

Total				10,556,045

Computer Technology 0.06%

EQT Corp.	6.50%	4/1/2018	1,000	1,155,453

Construction/Homebuilding 0.55%

CRH America, Inc.	8.125%	7/15/2018	5,619	6,814,836
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	150	150,750
Empresas ICA SAB de CV (Mexico)†(b)	8.375%	7/24/2017	1,100	1,127,500
H&E Equipment Services, Inc.†	7.00%	9/1/2022	750	780,000
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,390	1,529,000

Total				10,402,086

Consumer Products 0.13%

Tupperware Brands Corp.	4.75%	6/1/2021	2,225	2,349,075

Containers 0.67%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,500	4,005,000
Pactiv Corp.	7.95%	12/15/2025	3,525	2,749,500
Rock-Tenn Co.†	4.45%	3/1/2019	1,000	1,056,716
Rock-Tenn Co.†	4.90%	3/1/2022	2,500	2,720,000
Sealed Air Corp.†	8.125%	9/15/2019	1,750	1,955,625

Total				12,486,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Copper 0.21%

Freeport-McMoRan Corp.	7.125%	11/1/2027	$2,000	$2,507,096
Freeport-McMoRan Corp.	9.50%	6/1/2031	1,053	1,518,990

Total				4,026,086

Data Product, Equipment & Communications 0.27%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	3,900	4,075,500
Fidelity National Information Services, Inc.	7.625%	7/15/2017	850	939,250

Total				5,014,750

Diversified 0.12%

Bombardier, Inc. (Canada)†(b)	7.45%	5/1/2034	2,153	2,201,442

Drugs 0.04%

Hypermarcas SA (Brazil)†(b)	6.50%	4/20/2021	500	517,500
Watson Pharmaceuticals, Inc.	6.125%	8/15/2019	249	289,863

Total				807,363

Electric: Power 3.32%

Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	3,239,100
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,250,000
Central Maine Power Co.†	5.70%	6/1/2019	1,850	2,001,406
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	3,708	2,073,054
DPL, Inc.†	6.50%	10/15/2016	1,000	1,105,000
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,000	1,130,025
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	1,950	1,951,792
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	3,400	3,933,409
Elwood Energy LLC	8.159%	7/5/2026	1,429	1,447,139
Indiantown Cogeneration LP	9.77%	12/15/2020	1,430	1,513,468
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,279,807
National Fuel Gas Co.	8.75%	5/1/2019	3,975	5,058,136
NiSource Finance Corp.	6.25%	12/15/2040	1,900	2,378,181
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,900	2,151,750
Oncor Electric Delivery Co. LLC	4.10%	6/1/2022	1,300	1,359,767
Oncor Electric Delivery Co. LLC	5.25%	9/30/2040	3,200	3,476,909
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	1,100	1,370,820
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	4,350	5,697,821
PNM Resources, Inc.	9.25%	5/15/2015	1,000	1,148,750
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	4,000	4,480,396
Red Oak Power LLC	8.54%	11/30/2019	1,788	1,899,658
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	175	188,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

Tenaska Alabama Partners LP†	7.00%	6/30/2021	$1,887	$2,006,945
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,121	2,619,720
Tenaska Virginia Partners LP†	6.119%	3/30/2024	777	846,422
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,793,547

Total				62,401,185

Electrical: Household 0.08%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	1,400	1,459,500

Electronics 0.10%

PerkinElmer, Inc.	5.00%	11/15/2021	1,700	1,889,215

Electronics: Semi-Conductors/Components 0.49%

KLA-Tencor Corp.	6.90%	5/1/2018	7,575	9,117,202

Energy Equipment & Services 1.62%

Alta Wind Holdings LLC†	7.00%	6/30/2035	3,241	3,618,593
Cameron International Corp.	7.00%	7/15/2038	4,133	5,514,922
Energy Transfer Partners LP	5.20%	2/1/2022	4,050	4,466,134
Energy Transfer Partners LP	5.95%	2/1/2015	2,266	2,486,797
Energy Transfer Partners LP	6.625%	10/15/2036	1,822	2,030,471
Energy Transfer Partners LP	9.70%	3/15/2019	4,131	5,342,854
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,850	4,313,436
NRG Energy, Inc.	7.375%	1/15/2017	2,625	2,733,281

Total				30,506,488

Engineering & Contracting Services 0.38%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	259	252,037
AGCO Corp.	5.875%	12/1/2021	4,750	5,110,506
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,450	1,721,125

Total				7,083,668

Entertainment 0.96%

American Casino & Entertainment Properties LLC/ACEP Finance Corp.	11.00%	6/15/2014	1,210	1,270,500
Greektown Superholdings, Inc.	13.00%	7/1/2015	1,750	1,898,750
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	750	840,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	1,000	1,115,000
Production Resource Group LLC	8.875%	5/1/2019	1,000	712,500
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	370	376,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Entertainment (continued)

Seminole Indian Tribe of Florida†	6.535%	10/1/2020	$4,500	$4,668,521
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	4,000	4,420,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	2,763	2,818,260

Total				18,120,388

Environmental Services 0.11%

Casella Waste Systems, Inc.	11.00%	7/15/2014	2,000	2,130,000

Fertilizers 0.23%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	4,287,543

Financial Services 4.87%

Air Lease Corp.†	5.625%	4/1/2017	2,500	2,506,250
Bank of America Corp.	5.625%	7/1/2020	2,350	2,609,604
Bank of America Corp.	7.625%	6/1/2019	19,875	24,305,058
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	600	667,500
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(b)	5.125%	11/30/2024	750	761,250
ERAC USA Finance LLC†	5.80%	10/15/2012	1,000	1,005,237
FMR LLC†	6.45%	11/15/2039	4,400	5,325,954
FMR LLC†	7.49%	6/15/2019	3,381	4,134,020
General Electric Capital Corp.	6.75%	3/15/2032	8,591	11,188,240
General Electric Capital Corp.	6.875%	1/10/2039	2,970	4,073,691
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	800	858,938
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	2,000	2,037,104
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	800	857,870
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	2,100	2,294,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,375	2,535,312
Prudential Financial, Inc.	6.625%	6/21/2040	1,975	2,477,720
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	475	505,875
Salton Sea Funding Corp.	7.475%	11/30/2018	744	767,097
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	4,675	4,831,809
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,901	1,966,008
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,990	3,463,278
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	2,100	2,299,500
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	7,699	10,030,173

Total				91,501,738

Financial: Miscellaneous 1.57%

Bankrate, Inc.	11.75%	7/15/2015	600	675,000
Moody’s Corp.	4.50%	9/1/2022	3,000	3,125,658
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	6,200	6,690,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial: Miscellaneous (continued)

NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	$2,655	$2,847,238
SLM Corp.	8.45%	6/15/2018	13,900	16,124,000

Total				29,462,893

Food 1.35%

CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019	1,300	1,261,000
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	100	108,500
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	1,350	1,285,875
Flowers Foods, Inc.	4.375%	4/1/2022	6,350	6,569,831
Kraft Foods, Inc.	6.50%	11/1/2031	4,750	6,153,834
Kraft Foods, Inc.	6.875%	2/1/2038	3,035	4,169,953
Land O’Lakes Capital Trust I†	7.45%	3/15/2028	2,700	2,632,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	2,079	2,143,969
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,000	1,055,000

Total				25,380,462

Gaming 0.07%

CCM Merger, Inc.†	9.125%	5/1/2019	1,375	1,388,750

Health Care Products 0.31%

Biomet, Inc.	10.00%	10/15/2017	250	265,781
Biomet, Inc.	11.625%	10/15/2017	3,955	4,246,681
Hanger, Inc.	7.125%	11/15/2018	1,250	1,309,375

Total				5,821,837

Health Care Services 0.59%

Centene Corp.	5.75%	6/1/2017	2,514	2,636,558
Community Health Systems, Inc.	8.00%	11/15/2019	1,500	1,627,500
Kindred Healthcare, Inc.	8.25%	6/1/2019	520	504,400
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	3,775	4,161,937
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,900	2,118,500

Total				11,048,895

Household Equipment/Products 0.12%

American Standard Americas†	10.75%	1/15/2016	575	517,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	1,600	1,700,000

Total				2,217,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Furnishings 0.12%

Simmons Bedding Co.†	11.25%	7/15/2015	$2,250	$2,334,397

Industrial Products 0.31%

Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,760,736
Western Power Distribution Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	930	1,100,963

Total				5,861,699

Insurance 2.91%

American International Group, Inc.	8.25%	8/15/2018	22,325	28,234,316
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,947,421
ING US, Inc.†	5.50%	7/15/2022	2,820	2,909,205
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	800	838,302
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,700	1,787,438
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	4,100	4,422,014
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	1,400	1,587,785
Markel Corp.	7.125%	9/30/2019	6,100	7,165,914
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,277,190
Willis North America, Inc.	7.00%	9/29/2019	2,925	3,500,733

Total				54,670,318

Investment Management Companies 0.71%

Lazard Group LLC	6.85%	6/15/2017	3,586	4,049,053
Lazard Group LLC	7.125%	5/15/2015	5,296	5,815,024
Nuveen Investments, Inc.	10.50%	11/15/2015	775	792,437
Oaktree Capital Management LP†	6.75%	12/2/2019	2,350	2,591,430

Total				13,247,944

Leasing 0.35%

International Lease Finance Corp.	8.25%	12/15/2020	860	1,009,329
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	1,450	1,529,750
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	1,000	1,015,381
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	3,000	3,006,345

Total				6,560,805

Leisure 0.34%

Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	4,759	6,198,393
Chester Downs & Marina LLC†	9.25%	2/1/2020	90	91,350

Total				6,289,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Lodging 1.10%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	$2,700	$2,848,500
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,060	3,356,921
Hyatt Hotels Corp.†	6.875%	8/15/2019	4,400	5,243,176
Marina District Finance Co., Inc.	9.50%	10/15/2015	1,350	1,343,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	2,000	2,140,000
Wyndham Worldwide Corp.	7.375%	3/1/2020	4,804	5,776,080

Total				20,707,927

Machinery: Agricultural 0.91%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	3,100	2,774,500
BAT International Finance plc (United Kingdom)†(b)	9.50%	11/15/2018	2,276	3,158,997
Camposol SA (Peru)†(b)	9.875%	2/2/2017	700	757,750
Lorillard Tobacco Co.	8.125%	6/23/2019	2,500	3,213,607
Lorillard Tobacco Co.	8.125%	5/1/2040	3,990	5,244,983
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	400	397,000
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	500	486,250
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	11.75%	2/9/2022	1,150	1,118,375

Total				17,151,462

Machinery: Industrial/Specialty 0.31%

Cleaver-Brooks, Inc.†	12.25%	5/1/2016	1,550	1,654,625
CPM Holdings, Inc.	10.625%	9/1/2014	900	952,762
Cummins, Inc.	7.125%	3/1/2028	1,955	2,673,981
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	500	535,000

Total				5,816,368

Machinery: Oil Well Equipment & Services 0.26%

Ormat Funding Corp.	8.25%	12/30/2020	637	595,269
Pride International, Inc.	7.875%	8/15/2040	700	1,023,973
Pride International, Inc.	8.50%	6/15/2019	2,530	3,319,613

Total				4,938,855

Manufacturing 0.33%

Hillenbrand, Inc.	5.50%	7/15/2020	4,825	5,382,186
JB Poindexter & Co., Inc.†	9.00%	4/1/2022	900	904,500

Total				6,286,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Materials & Commodities 0.06%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		$1,075	$1,187,875

Media 2.19%

Globo Comunicacao e Participacoes SA (Brazil)†(b)	4.875%	4/11/2022		4,750	5,153,750
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		300	326,250
NBCUniversal Media LLC	6.40%	4/30/2040		7,645	9,940,916
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		600	699,000
News America, Inc.	6.75%	1/9/2038		8,870	10,251,911
News America, Inc.	6.90%	8/15/2039		1,000	1,302,414
Time Warner, Inc.	7.625%	4/15/2031		8,552	11,641,897
Viacom, Inc.	6.75%	10/5/2037		925	1,232,225
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		550	602,250

Total					41,150,613

Metal Fabricating 0.06%

Constellation Enterprises LLC†	10.625%	2/1/2016		100	103,000
Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035		925	996,835

Total					1,099,835

Metals & Minerals: Miscellaneous 2.38%

Allied Nevada Gold Corp.†(c)	8.75%	6/1/2019	CAD	2,000	2,044,129
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		$9,000	12,001,005
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040		6,000	6,177,954
Compass Minerals International, Inc.	8.00%	6/1/2019		2,000	2,180,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015		2,385	2,355,187
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		4,205	4,220,390
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021		4,775	4,879,071
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018		980	727,650
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		250	264,375
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019		3,000	3,105,000
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018		1,000	1,032,500
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019		4,099	5,629,481

Total					44,616,742

Natural Gas 1.02%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019		4,200	5,436,984
SourceGas LLC†	5.90%	4/1/2017		4,150	4,457,793
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		2,000	2,216,208
Tennessee Gas Pipeline Co.	8.375%	6/15/2032		2,000	2,814,288
Texas Eastern Transmission LP	7.00%	7/15/2032		3,164	4,249,698

Total					19,174,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil 3.74%

Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	$2,100	$2,325,750
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	1,700	1,916,750
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	165	174,900
Antero Resources Finance Corp.	7.25%	8/1/2019	1,000	1,072,500
Atwood Oceanics, Inc.	6.50%	2/1/2020	1,155	1,238,737
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	500	512,500
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,128,727
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	7,150	8,954,667
Chaparral Energy, Inc.†	7.625%	11/15/2022	1,250	1,328,125
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	250	321,708
CNPC HK Overseas Capital Ltd. (China)†(b)	5.95%	4/28/2041	775	1,011,837
Concho Resources, Inc.	5.50%	4/1/2023	1,925	1,994,781
Continental Resources, Inc.	7.375%	10/1/2020	989	1,115,097
Continental Resources, Inc.	8.25%	10/1/2019	11	12,485
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,900	3,095,750
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	8.625%	4/28/2034	1,150	1,581,457
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,315,250
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	1,000	1,063,750
Laredo Petroleum, Inc.	7.375%	5/1/2022	275	297,000
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	909,060
McMoRan Exploration Co.	11.875%	11/15/2014	500	526,875
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	750	782,812
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	500	528,750
Northern Tier Energy LLC/Northern Tier Finance Corp.	10.50%	12/1/2017	833	910,052
Oasis Petroleum, Inc.	7.25%	2/1/2019	260	275,600
Offshore Group Investments Ltd.	11.50%	8/1/2015	600	666,000
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	520	456,300
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	2,500	3,015,360
Petro-Canada (Canada)(b)	5.95%	5/15/2035	6,300	7,649,057
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	750	583,125
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,282,500
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	198	265,663
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,092	1,232,302
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	1,000	997,464
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	675	707,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

Rosetta Resources, Inc.	9.50%	4/15/2018	$250	$276,875
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,385	4,794,835
SM Energy Co.	6.50%	11/15/2021	200	210,000
SM Energy Co.†	6.50%	1/1/2023	800	835,000
TransCanada Pipelines Ltd. (Canada)(b)	9.875%	1/1/2021	3,460	5,184,312
Valero Energy Corp.	10.50%	3/15/2039	3,775	5,866,339
WPX Energy, Inc.	5.25%	1/15/2017	725	766,688

Total				70,184,415

Oil: Crude Producers 2.64%

Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,607,035
Anadarko Petroleum Corp.	6.45%	9/15/2036	4,970	6,154,689
Enogex LLC†	6.25%	3/15/2020	4,000	4,527,904
Enterprise Products Operating LLC	6.50%	1/31/2019	6,000	7,384,380
Enterprise Products Operating LLC	7.55%	4/15/2038	5,100	6,882,179
Kerr-McGee Corp.	7.125%	10/15/2027	2,250	2,636,480
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,198,937
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,514	3,749,665
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	3,500	3,653,594
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	1,800	1,606,500
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	1,702	1,982,830
PDC Energy, Inc.	12.00%	2/15/2018	550	594,000
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	775	840,875
Southern Star Central Corp.†	6.75%	3/1/2016	1,125	1,147,500
W&T Offshore, Inc.	8.50%	6/15/2019	500	541,250

Total				49,507,818

Oil: Integrated Domestic 2.58%

Basic Energy Services, Inc.	7.75%	2/15/2019	450	447,750
Buckeye Partners LP	5.50%	8/15/2019	3,430	3,614,277
Buckeye Partners LP	6.05%	1/15/2018	4,550	5,032,332
COSL Finance BVI Ltd.†	3.25%	9/6/2022	1,500	1,501,655
Hess Corp.	7.125%	3/15/2033	1,900	2,489,889
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	8,860	11,129,516
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	1,570	1,994,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated Domestic (continued)

Newfield Exploration Co.	5.625%	7/1/2024	$5,525	$6,001,531
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,236,286
Questar Gas Co.	7.20%	4/1/2038	3,202	4,584,447
Rowan Cos., Inc.	7.875%	8/1/2019	7,371	9,010,384
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,345,247

Total				48,387,930

Oil: Integrated International 2.59%

ENI SpA (Italy)†(b)	5.70%	10/1/2040	8,400	8,593,511
Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	1,406	1,571,669
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,709	4,662,013
Petrohawk Energy Corp.	7.25%	8/15/2018	5,000	5,714,555
Petrohawk Energy Corp.	10.50%	8/1/2014	2,000	2,190,952
Transocean, Inc.	6.00%	3/15/2018	4,950	5,738,817
Transocean, Inc.	6.375%	12/15/2021	600	724,108
Transocean, Inc.	6.80%	3/15/2038	3,000	3,747,459
Transocean, Inc.	7.375%	4/15/2018	1,900	2,248,405
Weatherford International Ltd.	9.625%	3/1/2019	2,170	2,841,411
Weatherford International Ltd.	9.875%	3/1/2039	7,475	10,690,341

Total				48,723,241

Paper & Forest Products 1.57%

Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,048,563
Georgia-Pacific LLC	8.875%	5/15/2031	8,250	12,009,261
International Paper Co.	9.375%	5/15/2019	4,150	5,632,363
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	300	312,000
Plum Creek Timberlands LP	4.70%	3/15/2021	3,625	3,864,181
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,207,820
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	2,400	2,442,000
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	1,000	1,052,500

Total				29,568,688

Plastics 0.04%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	750	776,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Printing 0.01%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	$208	$215,020

Production Technology Equipment 0.05%

Nuance Communications, Inc.†	5.375%	8/15/2020	1,000	1,027,500

Radio & TV Broadcasters 0.13%

British Sky Broadcasting Group plc (United Kingdom)†(b)	9.50%	11/15/2018	1,800	2,467,399

Railroads 0.69%

Anadarko Holding Co.	7.95%	4/15/2029	4,307	5,461,349
Canadian Pacific Railway Co. (Canada)(b)	5.75%	3/15/2033	3,875	4,411,432
Canadian Pacific Railway Co. (Canada)(b)	6.50%	5/15/2018	2,514	3,054,917

Total				12,927,698

Real Estate Investment Trusts 2.97%

American Tower Corp.	4.70%	3/15/2022	3,000	3,252,243
American Tower Corp.	7.00%	10/15/2017	1,000	1,190,135
Atlantic Finance Ltd. (United Kingdom)†(b)	10.75%	5/27/2014	1,040	1,136,079
DDR Corp.	4.625%	7/15/2022	2,920	3,031,889
Entertainment Properties Trust	7.75%	7/15/2020	5,900	6,602,661
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	1,000	1,049,051
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,250	3,471,013
HCP, Inc.	6.00%	1/30/2017	5,875	6,710,501
HCP, Inc.	6.70%	1/30/2018	5,733	6,811,010
Health Care REIT, Inc.	4.95%	1/15/2021	2,000	2,168,212
Health Care REIT, Inc.	5.25%	1/15/2022	2,775	3,110,855
Health Care REIT, Inc.	6.125%	4/15/2020	2,010	2,339,688
Kilroy Realty LP	6.625%	6/1/2020	3,675	4,341,454
Potlatch Corp.	6.95%	12/15/2015	500	513,125
ProLogis	7.375%	10/30/2019	2,000	2,481,068
Rouse Co. LP (The)	6.75%	11/9/2015	1,550	1,641,063
Weyerhaeuser Co.	6.95%	8/1/2017	1,900	2,201,137
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,450,715
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,319,469

Total				55,821,368

Restaurants 0.16%

OSI Restaurant Partners LLC	10.00%	6/15/2015	3,000	3,086,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail 0.98%

DineEquity, Inc.	9.50%	10/30/2018	$1,125	$1,268,438
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,100	1,191,931
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	285	304,950
Macy’s Retail Holdings, Inc.	8.125%	8/15/2035	2,000	2,187,906
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	2,100	2,160,396
QVC, Inc.†	7.375%	10/15/2020	6,050	6,746,040
QVC, Inc.†	7.50%	10/1/2019	3,435	3,807,862
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	750	795,008

Total				18,462,531

Retail: Specialty 0.04%

Michaels Stores, Inc.	11.375%	11/1/2016	750	790,320

Savings & Loan 0.52%

First Niagara Financial Group, Inc.	6.75%	3/19/2020	2,725	3,158,989
First Niagara Financial Group, Inc.	7.25%	12/15/2021	5,700	6,606,602

Total				9,765,591

Steel 0.78%

Allegheny Ludlum Corp.	6.95%	12/15/2025	850	1,010,505
Allegheny Technologies, Inc.	9.375%	6/1/2019	5,900	7,619,555
Gerdau Trade, Inc.†	5.75%	1/30/2021	1,250	1,334,375
Valmont Industries, Inc.	6.625%	4/20/2020	3,875	4,616,795

Total				14,581,230

Technology 0.05%

Tencent Holdings Ltd. (China)†(b)	3.375%	3/5/2018	500	502,472
Viasystems Group, Inc.†	7.875%	5/1/2019	460	453,100

Total				955,572

Telecommunications 2.68%

Block Communications, Inc.†	7.25%	2/1/2020	250	264,375
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,825	5,211,000
CenturyLink, Inc.	5.80%	3/15/2022	11,350	12,176,178
Consolidated Communications Finance Co.†	10.875%	6/1/2020	1,500	1,616,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications (continued)

Cricket Communications, Inc.	7.75%	5/15/2016	$550	$583,000
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	750	763,125
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	500	545,000
Frontier Communications Corp.	9.25%	7/1/2021	1,500	1,717,500
GeoEye, Inc.	8.625%	10/1/2016	75	81,563
GeoEye, Inc.	9.625%	10/1/2015	875	975,625
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%	2/4/2017	100	105,375
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	1,000	1,107,500
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	581	613,681
Qwest Communications International, Inc.	7.125%	4/1/2018	3,000	3,201,750
Qwest Corp.	7.20%	11/10/2026	6,250	6,343,750
Sable International Finance Ltd.†	8.75%	2/1/2020	440	487,300
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	2,975	2,789,062
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	300	311,250
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	850	896,750
U.S. Cellular Corp.	6.70%	12/15/2033	5,167	5,411,704
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	300	327,450
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	2,400	2,478,000
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	414	464,715
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,975	1,817,000

Total				50,288,903

Tobacco 1.20%

Altria Group, Inc.	9.95%	11/10/2038	10,975	18,803,314
Universal Corp.	6.25%	12/1/2014	3,500	3,769,395

Total				22,572,709

Transportation: Miscellaneous 1.28%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	3,950	4,023,814
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	2,500	2,652,090
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	587	522,477
Florida East Coast Railway Corp.	8.125%	2/1/2017	175	184,625
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	5,250	5,906,250
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	500	566,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Transportation: Miscellaneous (continued)

Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	$1,000	$1,125,000
Kazakhstan Temir Zholy Finance BV (Netherlands)†(b)	6.95%	7/10/2042	1,100	1,298,000
Transnet SOC Ltd. (South Africa)†(b)	4.00%	7/26/2022	1,500	1,528,125
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,000	830,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,000	5,445,280

Total				24,081,911

Utilities 0.79%

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)†(b)	6.25%	12/16/2020	300	323,250
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,292,013
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,614,904
Public Service Co. of New Mexico	7.95%	5/15/2018	2,500	3,039,035
Williams Cos., Inc. (The)	8.75%	3/15/2032	6,210	8,568,229

Total				14,837,431

Utilities: Electrical 0.79%

Calpine Corp.†	7.50%	2/15/2021	4,380	4,883,700
IPALCO Enterprises, Inc.	5.00%	5/1/2018	1,000	1,047,500
Otter Tail Corp.	9.00%	12/15/2016	3,875	4,223,750
Puget Sound Energy, Inc.(d)	6.974%	6/1/2067	3,000	3,199,263
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	1,150	1,434,625

Total				14,788,838

Utilities: Miscellaneous 0.03%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	600	649,500

Total Corporate Bonds (cost $1,347,771,602)				1,446,711,137

FLOATING RATE LOANS(e) 1.15%

Aerospace 0.07%

DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	1,242	1,247,430

Automotive 0.04%

TI Group Automotive Systems LLC New Term Loan	6.75%	3/14/2018	848	834,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Broadcasting 0.05%

EMI Music Publishing Ltd. Term Loan B	5.50%	6/29/2018	$856	$864,504

Chemicals 0.01%

Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	248	246,572

Consumer Products 0.05%

Wilton Products, Inc. Term Loan	7.50%	8/30/2018	1,000	1,002,500

Energy Equipment & Services 0.01%

Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	268	272,049

Financial Services 0.02%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	300	302,500

Financial: Miscellaneous 0.04%

Moneygram International, Inc. Term Loan B	4.25%	11/20/2017	331	327,772
Moneygram International, Inc. Term Loan B1	4.25%	11/17/2017	447	442,577

Total				770,349

Health Care Products 0.04%

Thomson Reuters (Healthcare), Inc. Term Loan B	6.75%	6/6/2019	750	753,281

Leisure 0.01%

SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	100	102,000

Manufacturing 0.03%

Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	494	496,836

Media 0.17%

Alpha D2 Ltd. New Term Loan B (United Kingdom)(b)	5.75%	4/28/2017	987	996,146
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	2,000	2,095,000

Total				3,091,146

Metals & Minerals: Miscellaneous 0.09%

Preferred Proppants LLC Term Loan B	7.50%	12/15/2016	1,791	1,710,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Miscellaneous 0.08%

AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(b)	5.75%	7/16/2018		$775	$775,969
Diamond Foods, Inc. Revolver	6.75%	2/25/2015		337	303,441
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015		423	388,679

Total					1,468,089

Oil: Crude Producers 0.28%

Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017		5,200	5,223,790

Retail 0.02%

Lord & Taylor Holdings LLC Term Loan B	5.75% - 6.75%	1/11/2019		423	426,311

Retail: Specialty 0.04%

Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018		815	816,730

Services 0.04%

Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		425	421,813

Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018		349	348,252

Total					770,065

Telecommunications 0.01%

Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019		249	252,804

Utilities: Miscellaneous 0.05%

Essential Power LLC Term Loan B	5.50%	8/8/2019		865	869,325

Total Floating Rate Loans (cost $21,157,980)					21,521,313

FOREIGN BONDS(c) 0.23%

Canada 0.12%

Shaw Communications, Inc.	6.75%	11/9/2039	CAD	2,000	2,189,622

Croatia 0.01%

Agrokor dd†	9.875%	5/1/2019	EUR	175	230,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Germany 0.03%

Kabel Deutschland Holding AG†	6.50%	7/31/2017	EUR	400	$543,370

United Kingdom 0.07%

R&R Ice Cream plc†	8.375%	11/15/2017		1,000	1,326,979

Total Foreign Bonds (cost $4,239,043)					4,289,991

FOREIGN GOVERNMENT OBLIGATIONS 0.97%

Argentina 0.07%

City of Buenos Aires†(b)	9.95%	3/1/2017		$500	415,000
Provincia de Buenos Aires†(b)	10.875%	1/26/2021		320	209,600
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410	340,300
Provincia de Neuquen†(b)	7.875%	4/26/2021		200	174,000
Republic of Argentina(b)	8.28%	12/31/2033		203	138,769

Total					1,277,669

Bermuda 0.07%

Bermuda Government†	4.138%	1/3/2023		1,200	1,268,668

Brazil 0.05%

Federal Republic of Brazil(b)	5.625%	1/7/2041		700	908,250

Cayman Islands 0.10%

Cayman Islands Government†	5.95%	11/24/2019		1,600	1,826,718

Croatia 0.02%

Republic of Croatia†(b)	6.25%	4/27/2017		300	318,228

Dominican Republic 0.01%

Dominican Republic†(b)	9.04%	1/23/2018		109	124,326

Gabon 0.08%

Republic of Gabon†(b)	8.20%	12/12/2017		1,200	1,452,000

Ghana 0.12%

Republic of Ghana†(b)	8.50%	10/4/2017		2,025	2,343,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Iceland 0.11%

Republic of Iceland†(b)	5.875%	5/11/2022	$1,875		$1,991,184

Indonesia 0.10%

Perusahaan Penerbit SBSN†(b)	4.00%	11/21/2018	900		929,250
Republic of Indonesia†(b)	5.25%	1/17/2042	890		994,575

Total					1,923,825

Mexico 0.04%

United Mexican States(b)	4.75%	3/8/2044	650		729,625

Peru 0.01%

Republic of Peru(b)	6.55%	3/14/2037	200		288,000

Qatar 0.04%

State of Qatar†(b)	3.125%	1/20/2017	750		788,438

Russia 0.09%

Russia Eurobonds†(b)	5.00%	4/29/2020	1,500		1,714,500

Ukraine 0.04%

Ukraine Government†(b)	6.25%	6/17/2016	900		834,750

Venezuela 0.02%

Republic of Venezuela(b)	9.375%	1/13/2034	450		382,500

Total Foreign Government Obligations (cost $17,322,157)					18,172,619

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35%(f)	10/15/2020	—	(g)	5,675
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon	7/1/2022	16		14,917
Federal Home Loan Mortgage Corp. 181 F IO	494.14%(f)	8/15/2021	2		14,823
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%(f)	12/15/2020	—	(g)	2,987
Federal Home Loan Mortgage Corp. 1032 IO	544.714%(f)	12/15/2020	—	(g)	5,328
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%(f)	2/15/2021	—	(g)	3,946
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%(f)	2/15/2021	—	(g)	3,766
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%(f)	4/15/2021	—	(g)	2,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 1059 U IO	409.00%(f)	4/15/2021	$—	(g)	$3,253
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%(f)	4/15/2021	—	(g)	11,776
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%(f)	5/15/2021	—	(g)	16,518
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon	6/15/2021	21		19,862
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%(f)	9/15/2021	—	(g)	4,954
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon	10/15/2021	38		37,336
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%(f)	11/15/2021	—	(g)	2,094
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%(f)	2/15/2022	—	(g)	850
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%(f)	4/15/2022	—	(g)	1,322
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon	8/15/2022	73		65,675
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon	9/15/2022	33		30,693
Federal National Mortgage Assoc. 94 2 IO	9.50%(f)	8/1/2021	9		1,881
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon	4/25/2022	4		3,728
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%(f)	12/25/2021	—	(g)	3,128

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $185,807)					256,659

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.36%

Federal Home Loan Mortgage Corp.(h)	3.50%	TBA	66,000		69,846,566
Federal Home Loan Mortgage Corp.(h)	4.00%	TBA	32,000		34,234,998
Federal National Mortgage Assoc.(h)	3.00%	TBA	32,000		33,205,001
Federal National Mortgage Assoc.(h)	5.50%	TBA	18,000		19,749,379

Total Government Sponsored Enterprises Pass-Throughs (cost $154,296,627)					157,035,944

MUNICIPAL BONDS 0.65%

Other Revenue 0.25%

Dallas Cnty TX Hosp Dist Build America Bds Ser B	6.171%	8/15/2034	725		861,090
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,149		1,414,017
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	2,000		2,418,340

Total					4,693,447

Transportation 0.19%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,395		1,609,314
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%	10/1/2046	1,655		2,036,510

Total					3,645,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Utilities 0.21%

Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	$1,500	$1,574,400
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%		6/1/2039	395	534,613
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	960	1,037,904
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	620	733,658

Total					3,880,575

Total Municipal Bonds (cost $10,651,716)					12,219,846

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.90%

Arkle Master Issuer plc 2010-1A 2A†	1.585%	#	5/17/2060	1,000	1,003,880
Arkle Master Issuer plc 2010-2A 1A1†	1.835%	#	5/17/2060	4,000	4,040,128
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	1,325	1,451,500
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	3,000	3,163,986
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.42%	#	6/15/2022	2,549	2,429,817
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%		12/15/2039	2,500	2,551,733
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	3,000	3,366,511
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.955%	#	9/15/2039	1,300	1,299,750
Fosse Master Issuer plc 2012-1A 2A2†	1.855%	#	10/18/2054	1,000	1,016,230
Fosse Master Issuer plc 2012-1A 2B1†	2.405%	#	10/18/2054	1,250	1,272,915
Gracechurch Mortgage Financing plc 2006-1 A6†	0.534%	#	11/20/2056	1,026	1,025,802
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.984%	#	11/20/2056	2,500	2,541,903
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.065%	#	7/10/2038	4,020	4,282,767
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,581	1,622,217
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	3,175	3,334,542
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	2,000	2,159,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2012-SHOP A†	2.933%		6/5/2031	$3,840	$3,991,983
Holmes Master Issuer plc 2010-1A A2†	1.855%	#	10/15/2054	2,500	2,524,805
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%	#	6/15/2049	2,680	2,761,564
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.003%	#	6/15/2049	3,465	3,229,834
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.37%	#	1/15/2049	2,981	2,953,276
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.706%	#	3/18/2051	3,810	3,841,280
Merrill Lynch Floating Trust 2008-LAQA A1†	0.779%	#	7/9/2021	2,083	2,047,017
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%	#	11/12/2037	2,367	2,364,725
Merrill Lynch Mortgage Trust 2005-CKI1 B	5.39%	#	11/12/2037	2,400	2,246,660
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	369	370,609
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.702%	#	2/12/2039	900	804,376
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 AS	3.792%		8/15/2045	1,100	1,139,805
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.983%	#	8/12/2045	1,200	1,270,306
Permanent Master Issuer plc 2010-1A†	1.605%	#	7/15/2042	2,850	2,860,913
Sequoia Mortgage Trust 2012-3 A2	3.00%		7/25/2042	1,240	1,289,704
Silverstone Master Issuer plc 2012-1A†	2.003%	#	1/21/2055	3,000	3,070,425
UBS Commercial Mortgage Trust 2012-C1 A3	3.40%		5/10/2045	4,785	5,075,892
UBS Commercial Mortgage Trust 2012-C1 D†	5.72%	#	5/10/2045	4,035	3,429,080
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.42%	#	7/15/2042	1,590	1,554,093
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,774	1,924,350
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	3,360	3,445,772
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%	#	6/15/2049	1,100	1,253,464
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	2,029	2,119,012

Total Non-Agency Commercial Mortgage-Backed Securities (cost $89,299,447)					92,131,897

Total Long-Term Investments(cost $1,812,532,887)					1,920,116,200

SHORT-TERM INVESTMENTS 5.71%

Commercial Paper 0.21%

Household Furnishings

Newell Rubbermaid, Inc. (cost $3,999,422)	Zero Coupon		9/5/2012	4,000	3,999,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Investments	Principal Amount (000)	Fair Value

Repurchase Agreements 5.50%

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $1,980,000 of U.S. Treasury Note at 2.625% due 6/30/2014; value: $2,074,050; proceeds: $2,030,312	$2,030	$2,030,310
Repurchase Agreement dated 8/31/2012, 0.15% due 9/4/2012 with Bank of America Corp. collateralized by $92,596,000 of U.S. Treasury Note at 2.75% due 2/15/2019; value: $103,614,421; proceeds: $101,249,687	101,248	101,248,000

Total Repurchase Agreements (cost $103,278,310)		103,278,310

Total Short-Term Investments (cost $107,277,732)		107,277,732

Total Investments in Securities 107.92% (cost $1,919,810,619)		2,027,393,932

Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (7.92%)		(148,762,171)

Net Assets 100.00%		$1,878,631,761

CAD	Canadian dollar.
EUR	euro.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)

Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.

(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2012.

(f)

IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

(g)	Amount is less than $1,000.
(h)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(i)	Liabilities in Excess of Cash, Foreign Cash and other Assets include net unrealized appreciation/depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at August 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	December 2012	561	Short	$(75,016,219)	$(471,236)
U.S. 30-Year Treasury Bond	December 2012	313	Short	(47,390,156)	(669,377)

Totals				$(122,406,375)	$(1,140,613)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Open Forward Foreign Currency Exchange Contracts at August 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Argentine peso	Buy	Deutsche Bank AG	9/10/2012	9,520,000	$1,874,016	$2,045,754	$171,738
Argentine peso	Buy	Credit Suisse	9/10/2012	13,070,000	2,573,341	2,808,614	235,273
Argentine peso	Buy	Barclays Bank Plc	10/2/2012	12,145,000	2,410,200	2,573,843	163,643
Argentine peso	Buy	J.P. Morgan	10/2/2012	4,195,000	852,469	889,030	36,561
Argentine peso	Buy	Credit Suisse	11/6/2012	18,340,000	3,653,386	3,782,223	128,837
Argentine peso	Buy	Credit Suisse	11/6/2012	1,810,000	372,812	373,273	461
Brazilian real	Buy	UBS AG	9/10/2012	1,980,000	966,844	974,601	7,757
Brazilian real	Buy	UBS AG	9/10/2012	750,000	369,495	369,167	(328)
Brazilian real	Buy	UBS AG	9/10/2012	4,440,000	2,188,486	2,185,470	(3,016)
Brazilian real	Buy	UBS AG	9/10/2012	500,000	245,050	246,111	1,061
Brazilian real	Buy	Credit Suisse	10/11/2012	6,095,000	2,955,581	2,985,333	29,752
Brazilian real	Buy	Barclays Bank Plc	10/11/2012	2,820,000	1,368,600	1,381,237	12,637
Brazilian real	Buy	Barclays Bank Plc	10/11/2012	3,650,000	1,768,582	1,787,771	19,189
Brazilian real	Buy	Barclays Bank Plc	10/11/2012	915,000	442,842	448,167	5,325
Brazilian real	Buy	J.P. Morgan	11/6/2012	8,020,000	3,854,843	3,915,241	60,398
Brazilian real	Buy	Goldman Sachs	11/6/2012	3,740,000	1,823,056	1,825,811	2,755
Brazilian real	Buy	J.P. Morgan	11/6/2012	500,000	244,379	244,092	(287)
British pound	Buy	Barclays Bank Plc	10/12/2012	118,000	182,879	187,341	4,462
British pound	Buy	Barclays Bank Plc	10/12/2012	55,000	85,549	87,320	1,771
Chilean peso	Buy	Credit Suisse	9/10/2012	835,000,000	1,625,462	1,737,189	111,727
Chilean peso	Buy	UBS AG	9/10/2012	907,250,000	1,783,292	1,887,502	104,210
Chilean peso	Buy	UBS AG	9/10/2012	597,340,000	1,173,556	1,242,745	69,189
Chilean peso	Buy	UBS AG	9/10/2012	1,120,305,000	2,164,213	2,330,756	166,543
Chilean peso	Buy	Deutsche Bank AG	10/11/2012	936,000,000	1,861,945	1,937,840	75,895
Chilean peso	Buy	Deutsche Bank AG	10/11/2012	253,500,000	509,548	524,832	15,284
Chilean peso	Buy	Barclays Bank Plc	11/6/2012	1,281,545,000	2,624,772	2,643,928	19,156
Chilean peso	Buy	Barclays Bank Plc	11/6/2012	163,350,000	337,152	337,004	(148)
Chinese yuan renminbi	Buy	Credit Suisse	9/10/2012	15,275,000	2,404,376	2,406,001	1,625
Colombian peso	Buy	Deutsche Bank AG	9/10/2012	6,604,000,000	3,671,949	3,617,408	(54,541)
Colombian peso	Buy	Deutsche Bank AG	9/10/2012	271,000,000	148,819	148,443	(376)
Colombian peso	Buy	J.P. Morgan	10/26/2012	3,620,965,000	1,986,812	1,969,250	(17,562)
Colombian peso	Buy	Goldman Sachs	11/6/2012	4,777,000,000	2,629,059	2,594,222	(34,837)
euro	Buy	Credit Suisse	9/10/2012	705,000	859,423	886,794	27,371
Hungarian forint	Buy	Barclays Bank plc	9/10/2012	652,485,000	2,651,839	2,886,805	234,966
Hungarian forint	Buy	Barclays Bank plc	9/10/2012	48,125,000	195,398	212,921	17,523
Hungarian forint	Buy	J.P. Morgan	10/11/2012	302,000,000	1,271,628	1,329,892	58,264
Hungarian forint	Buy	Goldman Sachs	10/11/2012	229,300,000	964,085	1,009,749	45,664
Hungarian forint	Buy	UBS AG	10/11/2012	204,600,000	872,925	900,980	28,055
Hungarian forint	Buy	UBS AG	11/6/2012	793,025,000	3,394,202	3,478,946	84,744
Hungarian forint	Buy	UBS AG	11/6/2012	309,000,000	1,379,297	1,355,562	(23,735)
Hungarian forint	Buy	UBS AG	11/6/2012	85,000,000	375,107	372,889	(2,218)
Indian rupee	Buy	Goldman Sachs	9/10/2012	61,000,000	1,076,787	1,096,301	19,514
Indian rupee	Buy	Goldman Sachs	9/10/2012	71,510,000	1,260,755	1,285,188	24,433
Indian rupee	Buy	Goldman Sachs	9/10/2012	10,000,000	173,458	179,721	6,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Indian rupee	Buy	Barclays Bank Plc	10/11/2012	99,725,000	$1,756,031	$1,787,450	$31,419
Indian rupee	Buy	Morgan Stanley	10/11/2012	70,000,000	1,241,795	1,254,665	12,870
Indian rupee	Buy	J.P. Morgan	10/11/2012	62,910,000	1,123,594	1,127,586	3,992
Indian rupee	Buy	J.P. Morgan	10/11/2012	24,130,000	424,077	432,501	8,424
Indian rupee	Buy	Barclays Bank Plc	11/6/2012	272,545,000	4,798,327	4,859,383	61,056
Indian rupee	Buy	UBS AG	11/6/2012	25,000,000	443,420	445,741	2,321
Indonesian rupiah	Buy	UBS AG	9/10/2012	7,865,000,000	814,604	823,920	9,316
Indonesian rupiah	Buy	UBS AG	9/10/2012	16,935,000,000	1,755,832	1,774,072	18,240
Indonesian rupiah	Buy	UBS AG	9/10/2012	2,695,000,000	274,860	282,322	7,462
Indonesian rupiah	Buy	UBS AG	10/11/2012	20,200,000,000	2,121,849	2,102,132	(19,717)
Indonesian rupiah	Buy	UBS AG	10/11/2012	2,042,195,000	213,910	212,523	(1,387)
Indonesian rupiah	Buy	Deutsche Bank AG	11/6/2012	46,595,000,000	4,886,733	4,828,714	(58,019)
Indonesian rupiah	Buy	J.P. Morgan	11/6/2012	17,372,000,000	1,817,155	1,800,288	(16,867)
Indonesian rupiah	Buy	J.P. Morgan	11/6/2012	5,060,000,000	522,727	524,376	1,649
Malaysian ringgit	Buy	UBS AG	9/10/2012	4,240,000	1,340,076	1,357,524	17,448
Malaysian ringgit	Buy	UBS AG	10/11/2012	540,000	169,603	173,160	3,557
Malaysian ringgit	Buy	Barclays Bank Plc	11/6/2012	3,700,000	1,181,731	1,184,809	3,078
Malaysian ringgit	Buy	Deutsche Bank AG	11/6/2012	5,675,000	1,820,077	1,817,241	(2,836)
Malaysian ringgit	Buy	Deutsche Bank AG	11/6/2012	470,000	150,578	150,503	(75)
Mexican peso	Buy	UBS AG	9/10/2012	9,820,000	703,066	743,359	40,293
Mexican peso	Buy	Deutsche Bank AG	9/10/2012	62,200,000	4,380,590	4,708,447	327,857
Mexican peso	Buy	Deutsche Bank AG	9/10/2012	3,250,000	224,532	246,020	21,488
Mexican peso	Buy	J.P. Morgan	10/11/2012	34,455,000	2,565,391	2,600,356	34,965
Mexican peso	Buy	Goldman Sachs	10/11/2012	3,390,000	254,479	255,847	1,368
Mexican peso	Buy	J.P. Morgan	10/11/2012	6,800,000	494,976	513,203	18,227
Mexican peso	Buy	J.P. Morgan	11/6/2012	59,035,000	4,368,433	4,444,821	76,388
Mexican peso	Buy	UBS AG	11/6/2012	23,265,000	1,751,803	1,751,652	(151)
Mexican peso	Buy	J.P. Morgan	11/6/2012	6,200,000	467,318	466,806	(512)
Peruvian Nuevo sol	Buy	Credit Suisse	9/10/2012	9,290,000	3,431,209	3,555,754	124,545
Peruvian Nuevo sol	Buy	Deutsche Bank AG	10/11/2012	155,000	58,989	59,172	183
Philippine peso	Buy	Barclays Bank Plc	9/10/2012	127,225,000	2,931,451	3,023,767	92,316
Philippine peso	Buy	Barclays Bank Plc	9/10/2012	7,000,000	165,602	166,370	768
Philippine peso	Buy	Barclays Bank plc	9/10/2012	38,605,000	887,063	917,528	30,465
Philippine peso	Buy	Barclays Bank plc	9/10/2012	92,095,000	2,100,468	2,188,829	88,361
Philippine peso	Buy	Barclays Bank plc	9/10/2012	8,530,000	194,882	202,733	7,851
Philippine peso	Buy	Barclays Bank Plc	10/11/2012	17,152,000	406,831	407,634	803
Philippine peso	Buy	J.P. Morgan	11/6/2012	142,090,000	3,396,844	3,376,182	(20,662)
Polish zloty	Buy	UBS AG	9/10/2012	1,845,000	525,577	556,341	30,764
Polish zloty	Buy	UBS AG	9/10/2012	8,200,000	2,286,798	2,472,624	185,826
Polish zloty	Buy	UBS AG	9/10/2012	525,000	146,818	158,308	11,490
Polish zloty	Buy	Goldman Sachs	10/11/2012	15,995,000	4,664,106	4,805,130	141,024
Polish zloty	Buy	Credit Suisse	10/11/2012	3,110,000	900,714	934,290	33,576
Polish zloty	Buy	Barclays Bank Plc	10/11/2012	1,970,000	565,636	591,817	26,181
Polish zloty	Buy	Goldman Sachs	11/6/2012	19,110,000	5,581,769	5,723,522	141,753
Polish zloty	Buy	UBS AG	11/6/2012	1,050,000	317,835	314,479	(3,356)
Russian ruble	Buy	Barclays Bank Plc	9/10/2012	37,500,000	1,138,606	1,161,638	23,032
Russian ruble	Buy	Barclays Bank Plc	9/10/2012	57,495,000	1,742,326	1,781,023	38,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Russian ruble	Buy	J.P. Morgan	9/10/2012	30,185,000	$916,085	$935,041	$18,956
Russian ruble	Buy	Barclays Bank Plc	9/10/2012	48,565,000	1,495,458	1,504,399	8,941
Russian ruble	Buy	Barclays Bank plc	9/10/2012	32,185,000	983,619	996,995	13,376
Russian ruble	Buy	Barclays Bank Plc	10/11/2012	165,800,000	4,978,007	5,102,768	124,761
Russian ruble	Buy	J.P. Morgan	10/11/2012	6,295,000	189,858	193,739	3,881
Russian ruble	Buy	J.P. Morgan	10/11/2012	9,545,000	288,679	293,763	5,084
Russian ruble	Buy	J.P. Morgan	10/11/2012	16,980,000	512,526	522,587	10,061
Russian ruble	Buy	J.P. Morgan	11/6/2012	65,000,000	1,977,186	1,993,789	16,603
Russian ruble	Buy	Goldman Sachs	11/6/2012	10,900,000	336,836	334,343	(2,493)
Russian ruble	Buy	J.P. Morgan	11/6/2012	8,500,000	261,057	260,726	(331)
Russian ruble	Buy	Goldman Sachs	11/6/2012	10,900,000	336,835	334,343	(2,492)
Singapore dollar	Buy	J.P. Morgan	9/10/2012	200,000	155,450	160,449	4,999
Singapore dollar	Buy	UBS AG	10/11/2012	150,000	118,787	120,335	1,548
Singapore dollar	Buy	J.P. Morgan	11/6/2012	1,910,000	1,527,365	1,532,256	4,891
South African rand	Buy	UBS AG	9/10/2012	2,945,000	344,980	350,230	5,250
South African rand	Buy	J.P. Morgan	9/10/2012	54,625,000	6,333,186	6,496,209	163,023
South African rand	Buy	J.P. Morgan	9/10/2012	1,850,000	213,335	220,009	6,674
South African rand	Buy	Goldman Sachs	10/11/2012	6,020,000	722,701	712,894	(9,807)
South African rand	Buy	Goldman Sachs	11/6/2012	12,230,000	1,440,569	1,443,151	2,582
South African rand	Buy	Deutsche Bank AG	11/6/2012	41,405,000	4,838,697	4,885,827	47,130
South Korean won	Buy	J.P. Morgan	9/10/2012	1,840,000,000	1,548,496	1,621,830	73,334
South Korean won	Buy	Barclays Bank Plc	9/10/2012	2,000,000,000	1,727,772	1,762,859	35,087
South Korean won	Buy	J.P. Morgan	9/10/2012	255,000,000	224,298	224,764	466
South Korean won	Buy	J.P. Morgan	9/10/2012	170,000,000	143,098	149,843	6,745
South Korean won	Buy	UBS AG	10/11/2012	112,265,000	97,707	98,965	1,258
South Korean won	Buy	UBS AG	10/11/2012	387,000,000	335,617	341,154	5,537
South Korean won	Buy	J.P. Morgan	11/6/2012	6,700,000,000	5,912,721	5,897,541	(15,180)
South Korean won	Buy	J.P. Morgan	11/6/2012	192,000,000	169,089	169,004	(85)
Thai baht	Buy	Barclays Bank plc	9/10/2012	110,000,000	3,435,353	3,509,220	73,867
Thai baht	Buy	Barclays Bank plc	9/10/2012	4,500,000	140,855	143,559	2,704
Thai baht	Buy	Morgan Stanley	10/11/2012	21,850,000	686,136	695,563	9,427
Thai baht	Buy	J.P. Morgan	11/6/2012	186,250,000	5,871,690	5,918,926	47,236
Thai baht	Buy	J.P. Morgan	11/6/2012	65,000,000	2,076,509	2,065,666	(10,843)
Thai baht	Buy	J.P. Morgan	11/6/2012	8,500,000	271,089	270,126	(963)
Turkish lira	Buy	Goldman Sachs	9/10/2012	9,800,000	5,178,336	5,382,362	204,026
Turkish lira	Buy	Goldman Sachs	9/10/2012	550,000	288,230	302,072	13,842
Turkish lira	Buy	Goldman Sachs	10/11/2012	12,025,000	6,544,877	6,575,140	30,263
Turkish lira	Buy	Goldman Sachs	10/11/2012	820,000	443,677	448,367	4,690
Turkish lira	Buy	Barclays Bank Plc	11/6/2012	3,975,000	2,175,317	2,165,344	(9,973)
Turkish lira	Buy	Goldman Sachs	11/6/2012	715,000	392,186	389,490	(2,696)
Turkish lira	Buy	Goldman Sachs	11/6/2012	250,000	136,336	136,185	(151)
British pound	Sell	Barclays Bank Plc	10/12/2012	173,000	268,332	274,662	(6,330)
Canadian dollar	Sell	J.P. Morgan	9/4/2012	2,089,000	2,026,011	2,119,199	(93,188)
Canadian dollar	Sell	Goldman Sachs	11/23/2012	2,118,000	2,144,543	2,144,817	(274)
Canadian dollar	Sell	Deutsche Bank AG	11/23/2012	2,135,000	2,149,271	2,162,032	(12,761)
Chilean peso	Sell	Barclays Bank Plc	9/10/2012	857,000,000	1,778,931	1,782,959	(4,028)
Chinese yuan renminbi	Sell	Credit Suisse	9/10/2012	15,275,000	2,395,515	2,406,001	(10,486)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

euro	Sell	UBS AG	9/10/2012	1,305,000	$1,628,797	$1,641,512	$(12,715)
euro	Sell	J.P. Morgan	9/20/2012	327,000	411,346	411,363	(17)
euro	Sell	Barclays Bank Plc	10/11/2012	110,000	134,331	138,410	(4,079)
euro	Sell	Credit Suisse	10/31/2012	218,000	269,889	274,373	(4,484)
euro	Sell	UBS AG	11/6/2012	1,100,320	1,379,297	1,384,958	(5,661)
euro	Sell	Goldman Sachs	11/13/2012	1,130,000	1,391,944	1,422,445	(30,501)
Peruvian Nuevo sol	Sell	Credit Suisse	9/10/2012	4,365,000	1,622,677	1,670,707	(48,030)
Peruvian Nuevo sol	Sell	Credit Suisse	9/10/2012	525,000	194,878	200,944	(6,066)
Philippine peso	Sell	Deutsche Bank AG	9/10/2012	78,300,000	1,873,206	1,860,962	12,244
Polish zloty	Sell	UBS AG	9/10/2012	8,650,000	2,570,823	2,608,317	(37,494)
Singapore dollar	Sell	J.P. Morgan	11/6/2012	4,530,000	3,641,391	3,634,095	7,296
Singapore dollar	Sell	Credit Suisse	11/6/2012	2,330,000	1,862,839	1,869,192	(6,353)
Turkish lira	Sell	Goldman Sachs	9/10/2012	910,000	496,755	499,791	(3,036)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,035,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 92.57%

ASSET-BACKED SECURITIES 7.41%

Automobiles 3.17%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$519	$520,513
Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	2	2,064
Ally Auto Receivables Trust 2011-5 A2	0.80%	6/16/2014	614	614,721
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	633	634,319
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	400	400,449
AmeriCredit Automobile Receivables Trust 2010-4 A2	0.96%	5/8/2014	84	84,316
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	180	180,397
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	158	158,115
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	415	415,942
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	500	500,492
BMW Vehicle Lease Trust 2011-1 A3	1.06%	2/20/2014	215	215,783
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	147	148,229
CarMax Auto Owner Trust 2011-2 A2	0.68%	9/15/2014	462	462,696
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	103	103,332
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	195	195,438
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	216	216,115
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	200	200,178
Ford Credit Auto Owner Trust 2011-B A2	0.68%	1/15/2014	70	69,636
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	760	760,598
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	400	400,802
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	493	494,803
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	310	310,386
Nissan Auto Lease Trust 2012-A A3	0.98%	5/15/2015	500	504,380
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	265	265,507
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	253	254,702
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	951	951,897
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	125	126,522
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	154	154,835
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	180	180,515
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	500	503,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Automobiles (continued)

Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	$490	$491,538

Total				10,522,533

Credit Cards 1.83%

American Express Credit Account Master Trust 2012-3 B	0.737%#	3/15/2018	300	300,715
Bank of America Credit Card Trust 2008-B1	1.74%#	6/15/2015	225	226,002
Bank One Issuance Trust 2003-A4	0.49%#	1/15/2016	300	300,597
Capital One Multi-Asset Execution Trust 2005-A10 A	0.32%#	9/15/2015	150	149,983
Capital One Multi-Asset Execution Trust 2006-A5	0.30%#	1/15/2016	280	279,942
Chase Issuance Trust 2004-A8	0.36%#	9/15/2015	250	250,123
Chase Issuance Trust 2005-A11 A	0.31%#	12/15/2014	500	500,050
Chase Issuance Trust 2007-A17 A	5.12%	10/15/2014	322	323,895
Chase Issuance Trust 2008-A4	4.65%	3/15/2015	775	792,908
Citibank Credit Card Issuance Trust 2002-A10	0.488%#	12/17/2014	170	170,133
Citibank Omni Master Trust 2009-A14A†	2.99%#	8/15/2018	925	970,133
Discover Card Master Trust 2008-A4	5.65%	12/15/2015	275	286,338
Discover Card Master Trust 2010-A1	0.89%#	9/15/2015	230	230,683
MBNA Credit Card Master Note Trust 2004-B1	4.45%	8/15/2016	350	369,495
MBNA Credit Card Master Note Trust 2006-C1	0.66%#	7/15/2015	200	200,023
World Financial Network Credit Card Master Trust 2006-A†	0.37%#	2/15/2017	725	724,815

Total				6,075,835

Home Equity 0.38%

Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.306%#	12/25/2036	89	84,529
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.356%#	4/25/2037	62	61,685
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A	0.296%#	5/25/2037	87	85,002
New Century Home Equity Loan Trust 2005-A A6	4.954%	8/25/2035	829	780,751
Option One Mortgage Loan Trust 2005-1 A4	0.636%#	2/25/2035	279	254,062

Total				1,266,029

Other 2.03%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.566%#	6/25/2035	131	130,357
Morgan Stanley ABS Capital I 2006-HE1 A3	0.416%#	1/25/2036	180	170,052
Nelnet Student Loan Trust 2010-4A A†	1.036%#	4/25/2046	332	334,553
Nelnet Student Loan Trust 2012-1A A†	1.036%#	12/27/2039	477	477,921
Saxon Asset Securities Trust 2006-3 A2	0.346%#	10/25/2046	77	75,185
SLM Student Loan Trust 2004-2 A4	0.581%#	10/25/2019	115	115,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Other (continued)

SLM Student Loan Trust 2005-A A2	0.608%#	12/15/2020	$786	$779,534
SLM Student Loan Trust 2007-2 A2	0.451%#	7/25/2017	615	614,082
SLM Student Loan Trust 2010-A 2A†	3.49%#	5/16/2044	1,001	1,038,179
SLM Student Loan Trust 2010-C A1†	1.89%#	12/15/2017	246	246,869
SLM Student Loan Trust 2011-1 A1(a)	0.756%#	3/25/2026	499	498,937
SLM Student Loan Trust 2011-A A1†	1.24%#	10/15/2024	763	764,278
SLM Student Loan Trust 2011-B A1†	1.09%#	12/16/2024	687	686,661
SLM Student Loan Trust 2012-A A1†	1.64%#	8/15/2025	235	236,397
SLM Student Loan Trust 2012-C A1†	1.34%#	8/15/2023	439	440,043
Structured Asset Securities Corp. 2006-GEL3 A2†	0.466%#	7/25/2036	154	141,534

Total				6,750,005

Total Asset-Backed Securities (cost $24,581,905)				24,614,402

CONVERTIBLE BONDS 0.16%

Financial: Miscellaneous 0.06%

NASDAQ OMX Group, Inc. (The)	2.50%	8/15/2013	195	197,194

Oil: Integrated International 0.10%

Transocean, Inc.	1.50%	12/15/2037	325	327,437

Total Convertible Bonds (cost $521,750)				524,631

CORPORATE BONDS 47.54%

Advertising 0.08%

MDC Partners, Inc.	11.00%	11/1/2016	255	277,312

Aerospace/Defense 0.03%

BAE Systems Holdings, Inc.†	5.20%	8/15/2015	65	71,073
BAE Systems plc (United Kingdom) †(b)	3.50%	10/11/2016	25	26,305

Total				97,378

Air Transportation 0.04%

Continental Airlines, Inc.	7.461%	4/1/2015	15	15,869
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	125	129,025

Total				144,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Auto Parts: Original Equipment 0.10%

Hertz Corp. (The)	7.50%	10/15/2018	$150	$162,562
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	100	96,375
Stanadyne Corp.	10.00%	8/15/2014	30	27,975
Stanadyne Holdings, Inc.	12.00%	2/15/2015	50	33,063
UR Merger Sub Corp.	9.25%	12/15/2019	25	28,250

Total				348,225

Auto: Trucks & Parts 0.03%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	25	25,469
PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	75	76,126

Total				101,595

Automotive 0.43%

Daimler Finance North America LLC†	1.668%#	9/13/2013	150	151,179
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	200	208,039
Roper Industries, Inc.	6.625%	8/15/2013	300	316,388
Tenneco, Inc.	7.75%	8/15/2018	50	54,750
TRW Automotive, Inc.†	8.875%	12/1/2017	620	692,850

Total				1,423,206

Banks: Diversified 7.54%

Associated Banc-Corp.	5.125%	3/28/2016	725	776,737
Banco del Estado de Chile COD	2.03%	4/2/2015	100	100,000
Banco do Brasil SA	3.875%	1/23/2017	200	208,000
Banco do Nordeste do Brasil SA (Brazil)†(b)	4.375%	5/3/2019	200	201,750
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	100	100,610
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	100	104,000
Bank of America NA	5.30%	3/15/2017	125	136,190
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	550	578,428
CIT Group, Inc.†	4.75%	2/15/2015	250	260,937
CIT Group, Inc.†	7.00%	5/2/2016	662	664,178
Citigroup, Inc.	4.587%	12/15/2015	225	242,259
Citigroup, Inc.	4.70%	5/29/2015	375	399,414
Citigroup, Inc.	5.30%	1/7/2016	175	189,643
Citigroup, Inc.	5.50%	4/11/2013	1,525	1,566,646
Citigroup, Inc.	5.85%	8/2/2016	500	558,204
Citigroup, Inc.	6.00%	12/13/2013	250	264,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Citigroup, Inc.	6.01%	1/15/2015	$175	$191,305
Citigroup, Inc.	6.125%	5/15/2018	107	124,243
Citigroup, Inc.	6.125%	11/21/2017	233	269,302
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	280	293,005
DnB Bank ASA (Norway)†(b)	3.20%	4/3/2017	570	591,884
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	830	859,087
Fifth Third Bancorp	6.25%	5/1/2013	200	207,221
Fifth Third Bank	4.75%	2/1/2015	275	293,332
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	150	156,123
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	126,024
Goldman Sachs Group, Inc. (The)	3.30%	5/3/2015	550	568,151
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	445	461,733
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	650	681,416
Goldman Sachs Group, Inc. (The)	5.125%	1/15/2015	100	106,951
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	265	287,650
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	225	256,136
HSBC USA, Inc.	2.375%	2/13/2015	750	768,941
JPMorgan Chase & Co.	3.45%	3/1/2016	1,945	2,072,598
JPMorgan Chase & Co.	5.375%	10/1/2012	400	401,424
JPMorgan Chase & Co.	5.75%	1/2/2013	1,004	1,019,483
JPMorgan Chase Bank NA	6.00%	10/1/2017	370	436,098
Morgan Stanley	2.052%#	1/24/2014	50	49,687
Morgan Stanley	5.375%	10/15/2015	450	474,113
Morgan Stanley	5.55%	4/27/2017	375	398,385
Morgan Stanley	5.95%	12/28/2017	150	160,667
Morgan Stanley	6.00%	4/28/2015	975	1,039,360
Morgan Stanley	6.00%	5/13/2014	475	502,399
Nordea Bank AB (Sweden)†(b)	3.125%	3/20/2017	225	234,090
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%	9/22/2016	1,210	1,251,511
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	15	15,263
Regions Financial Corp.	4.875%	4/26/2013	75	75,562
Regions Financial Corp.	7.75%	11/10/2014	125	138,775
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	5.298%	12/27/2017	200	211,000
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	9.00%	6/11/2014	100	111,000
Sberbank via SB Capital SA (Russia)†(b)	4.95%	2/7/2017	200	209,500
Sberbank via SB Capital SA (Russia)†(b)	5.40%	3/24/2017	100	106,498
Shinhan Bank (South Korea)†(b)	4.375%	7/27/2017	200	217,741
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%	6/30/2017	950	989,727
State Bank of India (United Kingdom)†(b)	4.125%	8/1/2017	200	200,381
Swedbank Hypotek AB (Sweden)†(b)	2.95%	3/28/2016	370	394,347
Synovus Financial Corp.	7.875%	2/15/2019	200	220,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Turkiye Halk Bankasi AS (Turkey)†(b)	4.875%	7/19/2017	$200	$206,000
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.75%	4/24/2017	200	211,500
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(b)	6.00%	4/12/2017	200	209,000
Wells Fargo & Co.	1.50%	7/1/2015	260	264,201
Wells Fargo Bank, NA	4.75%	2/9/2015	250	270,534
Westpac Banking Corp. (Australia) †(b)	2.90%	9/10/2014	350	366,550

Total				25,051,134

Banks: Money Center 1.24%

Banco de Credito del Peru (Peru)†(b)	4.75%	3/16/2016	100	105,500
Banco Latinoamericano de Comercio Exterior SA (Panama)†(b)	3.75%	4/4/2017	200	205,000
Bank of America Corp.	5.75%	12/1/2017	935	1,046,614
Bank of America Corp.	6.00%	9/1/2017	25	28,213
Caribbean Development Bank†	0.755%#	7/19/2013	200	200,362
Central American Bank for Economic Integration (Honduras)†(b)	6.75%	4/15/2013	125	129,793
European Investment Bank (Luxembourg)(b)	4.875%	2/16/2016	196	223,581
European Investment Bank (Luxembourg)(b)	5.125%	9/13/2016	193	225,420
Export Credit Bank of Turkey (Turkey)†(b)	5.875%	4/24/2019	200	219,260
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	200	215,140
Wachovia Corp.	5.625%	10/15/2016	150	172,871
Zions Bancorporation	4.00%	6/20/2016	300	304,617
Zions Bancorporation	4.50%	3/27/2017	775	811,003
Zions Bancorporation	7.75%	9/23/2014	200	218,585

Total				4,105,959

Beverages 0.29%

Beam, Inc.	4.875%	12/1/2013	83	86,737
Beam, Inc.	5.375%	1/15/2016	35	39,897
Central American Bottling Corp.†	6.75%	2/9/2022	30	32,475
Cott Beverages, Inc.	8.375%	11/15/2017	101	110,974
Pernod Ricard SA (France)†(b)	2.95%	1/15/2017	650	678,104

Total				948,187

Biotechnology Research & Production 0.18%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	357	392,700
Life Technologies Corp.	3.375%	3/1/2013	220	222,137

Total				614,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Broadcasting 0.13%

Cox Communications, Inc.	4.625%	6/1/2013	$161	$165,835
Cox Communications, Inc.	7.125%	10/1/2012	265	266,180

Total				432,015

Brokers 0.26%

E*Trade Financial Corp.	6.75%	6/1/2016	100	104,500
E*Trade Financial Corp.	12.50%	11/30/2017	200	229,250
Raymond James Financial, Inc.	8.60%	8/15/2019	420	528,328

Total				862,078

Building Materials 0.09%

Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	50	51,250
Nortek, Inc.	8.50%	4/15/2021	165	176,137
Owens Corning, Inc.	6.50%	12/1/2016	75	83,748

Total				311,135

Business Services 0.24%

Alliance Data Systems Corp.†	6.375%	4/1/2020	75	78,000
ERAC USA Finance LLC†	2.75%	7/1/2013	50	50,777
ERAC USA Finance LLC†	5.60%	5/1/2015	75	82,517
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	100	105,250
Iron Mountain, Inc.	8.375%	8/15/2021	50	55,500
Monitronics International, Inc.	9.125%	4/1/2020	150	153,750
UR Merger Sub Corp.†	5.75%	7/15/2018	75	79,500
Verisk Analytics, Inc.	4.875%	1/15/2019	175	188,841

Total				794,135

Cable Services 0.13%

Historic TW, Inc.	9.125%	1/15/2013	125	128,722
Time Warner Cable, Inc.	6.20%	7/1/2013	303	316,967

Total				445,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals 0.92%

Airgas, Inc.	2.85%	10/1/2013	$125	$127,651
Airgas, Inc.	7.125%	10/1/2018	425	457,682
Cabot Finance BV (Netherlands)†(b)	5.25%	9/1/2013	100	103,563
Chemtura Corp.	7.875%	9/1/2018	75	81,188
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	585	607,252
INEOS Finance plc (United Kingdom)†(b)	8.375%	2/15/2019	100	105,625
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	155	146,863
LyondellBasell Industries NV (Netherlands)(b)	5.00%	4/15/2019	200	213,000
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	250	265,967
Phibro Animal Health Corp.†	9.25%	7/1/2018	15	14,400
Rhodia SA (France)†(b)	6.875%	9/15/2020	225	253,125
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	625	670,616

Total				3,046,932

Coal 0.03%

Cloud Peak Energy Resources LLC/Cloud Peak
Energy Finance Corp.	8.25%	12/15/2017	50	54,500
Peabody Energy Corp.†	6.00%	11/15/2018	50	51,375

Total				105,875

Communications & Media 0.07%

Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	200	224,000

Computer Hardware 1.12%

Hewlett-Packard Co.	1.25%	9/13/2013	425	426,277
Hewlett-Packard Co.	2.35%	3/15/2015	500	507,775
Hewlett-Packard Co.	4.50%	3/1/2013	1,830	1,862,305
Hewlett-Packard Co.	6.125%	3/1/2014	325	347,891
Lexmark International, Inc.	5.90%	6/1/2013	125	128,593
Seagate Technology International †	10.00%	5/1/2014	412	456,290

Total				3,729,131

Computer Service 0.20%

Computer Sciences Corp.	5.50%	3/15/2013	641	653,019

Computer Software 0.55%
BMC Software, Inc.	7.25%	6/1/2018	125	151,395
HP Enterprise Services LLC	6.00%	8/1/2013	50	52,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Software (continued)

SunGard Data Systems, Inc.	10.25%	8/15/2015	$800	$821,000
Symantec Corp.	2.75%	9/15/2015	75	77,609
Symantec Corp.	2.75%	6/15/2017	715	727,914

Total				1,830,213

Construction/Homebuilding 0.18%

CRH America, Inc.	4.125%	1/15/2016	125	129,586
CRH America, Inc.	6.00%	9/30/2016	46	51,076
CRH America, Inc.	8.125%	7/15/2018	100	121,282
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	25	25,125
Empresas ICA SAB de CV (Mexico)†(b)	8.375%	7/24/2017	150	153,750
Odebrecht Finance Ltd.†	7.00%	4/21/2020	100	113,000

Total				593,819

Consumer Products 0.30%

Avon Products, Inc.	4.625%	5/15/2013	150	152,268
Avon Products, Inc.	4.80%	3/1/2013	225	228,413
Avon Products, Inc.	5.625%	3/1/2014	600	631,662

Total				1,012,343

Containers 0.38%

Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	300	324,000
Rock-Tenn Co.†	4.45%	3/1/2019	250	264,179
Rock-Tenn Co.	5.625%	3/15/2013	300	305,250
Sealed Air Corp.	7.875%	6/15/2017	200	216,500
Sealed Air Corp. †	8.125%	9/15/2019	125	139,687

Total				1,249,616

Copper 0.03%

Southern Copper Corp.	6.375%	7/27/2015	100	112,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Data Product, Equipment & Communications 0.32%

Fidelity National Information Services, Inc.	7.625%	7/15/2017	$855	$944,775
Fidelity National Information Services, Inc.	7.875%	7/15/2020	100	112,500

Total				1,057,275

Diversified 0.20%

Ingersoll-Rand Global Holding Co., Ltd.	6.00%	8/15/2013	125	131,033
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	475	534,880

Total				665,913

Drugs 0.14%

Express Scripts Holding Co.†	2.10%	2/12/2015	112	114,225
Express Scripts Holding Co.†	2.75%	11/21/2014	102	105,768
McKesson Corp.	5.25%	3/1/2013	100	102,302
Watson Pharmaceuticals, Inc.	5.00%	8/15/2014	150	159,701

Total				481,996

Electric: Equipment/Components 0.04%

Centrais Eletricas Brasileiras SA (Brazil)†(b)	7.75%	11/30/2015	100	117,000

Electric: Power 1.53%

Black Hills Corp.	6.50%	5/15/2013	385	398,188
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	500	529,606
Entergy Mississippi, Inc.	3.25%	6/1/2016	80	83,549
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	94	97,507
Great Plains Energy, Inc.	2.75%	8/15/2013	50	50,704
Metropolitan Edison Co.	4.95%	3/15/2013	100	102,095
NiSource Finance Corp.	6.15%	3/1/2013	400	410,774
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	380	430,350
Oncor Electric Delivery Co.	6.375%	1/15/2015	900	997,544
Oncor Electric Delivery Co.	6.80%	9/1/2018	100	122,454
PNM Resources, Inc.	9.25%	5/15/2015	125	143,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	$625	$660,707
Red Oak Power LLC	8.54%	11/30/2019	211	223,865
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(b)	11.50%	2/12/2015	235	254,693
Trans-Allegheny Interstate Line Co.†	4.00%	1/15/2015	545	572,321

Total				5,077,951

Electrical: Household 0.05%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	160	166,800

Electronics 0.15%

FLIR Systems, Inc.	3.75%	9/1/2016	250	258,030
Jabil Circuit, Inc.	7.75%	7/15/2016	220	255,200

Total				513,230

Energy Equipment & Services 0.97%

Energy Transfer Partners LP	5.95%	2/1/2015	850	932,823
Energy Transfer Partners LP	6.00%	7/1/2013	995	1,032,756
Energy Transfer Partners LP	8.50%	4/15/2014	200	221,132
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	230	239,290
NRG Energy, Inc.	7.375%	1/15/2017	750	780,938

Total				3,206,939

Engineering & Contracting Services 0.07%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	325	228,313

Entertainment 1.20%

American Casino & Entertainment Properties LLC/ACEP Finance Corp.	11.00%	6/15/2014	325	341,250
Greektown Superholdings, Inc.	13.00%	7/1/2015	400	434,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	250	280,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	265	295,475
Production Resource Group LLC	8.875%	5/1/2019	200	142,500
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	105	106,946
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	250	259,362
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	200	221,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	374	381,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Entertainment (continued)

Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	$955	$1,011,306
Universal City Development Partners Ltd./UCDP Finance, Inc.	10.875%	11/15/2016	200	232,762
WMG Acquisition Corp.	9.50%	6/15/2016	250	275,000

Total				3,981,081

Environmental Services 0.12%

Casella Waste Systems, Inc.	11.00%	7/15/2014	375	399,375

Financial Services 4.31%

Air Lease Corp.†	5.625%	4/1/2017	435	436,087
American Express Bank FSB	5.50%	4/16/2013	375	386,430
American Express Credit Corp.	7.30%	8/20/2013	100	106,390
Aon Corp.	3.50%	9/30/2015	25	26,379
Banco Bradesco SA†	2.537%#	5/16/2014	200	200,851
Banco Bradesco SA†	4.50%	1/12/2017	200	211,500
Bank of America Corp.	4.90%	5/1/2013	565	578,772
Bank of America Corp.	7.375%	5/15/2014	1,050	1,146,268
Bank of America Corp.	7.75%	8/15/2015	15	16,795
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	125	141,595
Credit Suisse AG (Guernsey)†(b)	1.625%	3/6/2015	585	594,123
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(b)	6.50%	5/30/2021	200	202,699
ERAC USA Finance LLC†	2.25%	1/10/2014	400	404,386
ERAC USA Finance LLC†	2.75%	3/15/2017	110	113,499
ERAC USA Finance LLC†	5.80%	10/15/2012	225	226,178
FMR LLC†	4.75%	3/1/2013	300	305,335
General Electric Capital Corp.	2.30%	4/27/2017	475	490,870
General Electric Capital Corp.	4.375%	9/21/2015	835	915,314
General Electric Capital Corp.	5.40%	9/20/2013	1,125	1,182,145
General Electric Capital Corp.	5.625%	5/1/2018	353	418,553
General Electric Capital Corp.	5.625%	9/15/2017	600	709,756
HSBC Finance Corp.	5.25%	1/15/2014	225	234,863
Hyundai Capital America†	3.75%	4/6/2016	100	105,397
Hyundai Capital America†	4.00%	6/8/2017	100	107,096
Hyundai Capital Services, Inc. (South Korea)†(b)	3.50%	9/13/2017	200	208,792
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	200	214,735
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	150	160,173
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	700	712,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

Merrill Lynch & Co., Inc.	6.15%	4/25/2013	$100	$103,194
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	400	437,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	275	292,188
Prudential Financial, Inc.	6.20%	1/15/2015	125	138,090
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	125	133,125
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	50	57,250
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	321	332,349
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	1,225	1,341,375
Woodside Finance Ltd. (Australia)†(b)	4.50%	11/10/2014	350	370,448
Woodside Finance Ltd. (Australia)†(b)	5.00%	11/15/2013	100	104,137
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	406	443,974

Total				14,311,097

Financial: Miscellaneous 1.77%

Bunge Ltd. Finance Corp.	5.875%	5/15/2013	150	154,761
Compagnie de Financement Foncier SA (France)†(b)	2.125%	4/22/2013	740	746,259
Compagnie de Financement Foncier SA (France)†(b)	2.25%	3/7/2014	600	610,330
Equifax, Inc.	4.45%	12/1/2014	55	58,362
Ford Motor Credit Co. LLC	2.75%	5/15/2015	500	506,805
Ford Motor Credit Co. LLC	4.25%	2/3/2017	200	209,501
Ford Motor Credit Co. LLC	7.00%	4/15/2015	300	334,704
Ford Motor Credit Co. LLC	8.00%	12/15/2016	675	808,531
Ford Motor Credit Co. LLC	8.70%	10/1/2014	200	226,754
Ford Motor Credit Co. LLC	12.00%	5/15/2015	350	438,375
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	275	296,778
SLM Corp.	5.375%	1/15/2013	105	106,842
SLM Corp.	6.00%	1/25/2017	25	26,563
SLM Corp.	6.25%	1/25/2016	1,250	1,343,750

Total				5,868,315

Food 0.74%

CCL Finance Ltd.†	9.50%	8/15/2014	100	113,500
CFG Investment SAC (Peru)†(b)	9.75%	7/30/2019	200	194,000
Dean Foods Co.	7.00%	6/1/2016	225	239,906
Dean Foods Co.	9.75%	12/15/2018	310	347,588
JBS USA LLC/JBS USA Finance, Inc.	11.625%	5/1/2014	100	113,000
Kraft Foods, Inc.	1.333%#	7/10/2013	151	151,125
Kraft Foods, Inc.	2.625%	5/8/2013	200	202,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food (continued)

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	$336	$346,500
Southern States Cooperative, Inc.†	11.25%	5/15/2015	80	84,400
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	650	671,691

Total				2,464,364

Food/Beverage 0.02%

Cadbury Schweppes US Finance LLC†	5.125%	10/1/2013	72	75,117

Gaming 0.06%

CCM Merger, Inc.†	9.125%	5/1/2019	200	202,000

Health Care Management Services 0.03%

WellPoint, Inc.	6.00%	2/15/2014	100	107,029

Health Care Products 0.49%

Biogen Idec, Inc.	6.00%	3/1/2013	125	128,153
Biomet, Inc.	10.00%	10/15/2017	50	53,156
Biomet, Inc.	11.625%	10/15/2017	690	740,887
Boston Scientific Corp.	6.25%	11/15/2015	100	113,346
Hanger, Inc.	7.125%	11/15/2018	25	26,188
HCA, Inc.	8.50%	4/15/2019	500	566,250

Total				1,627,980

Health Care Services 0.24%

Community Health Systems, Inc.	8.00%	11/15/2019	275	298,375
Kindred Healthcare, Inc.	8.25%	6/1/2019	80	77,600
Medco Health Solutions, Inc.	6.125%	3/15/2013	210	215,935
Nationwide Health Properties, Inc.	6.00%	5/20/2015	10	11,155
Nationwide Health Properties, Inc.	6.25%	2/1/2013	175	178,436

Total				781,501

Household Equipment/Products 0.21%

Newell Rubbermaid, Inc.	2.00%	6/15/2015	105	105,826
Newell Rubbermaid, Inc.	5.50%	4/15/2013	55	56,513
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	500	531,250

Total				693,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Furnishings 0.35%

Simmons Bedding Co.†	11.25%	7/15/2015	$460	$477,255
Whirlpool Corp.	5.50%	3/1/2013	150	153,062
Whirlpool Corp.	8.60%	5/1/2014	475	528,150

Total				1,158,467

Industrial Products 0.16%

Vale Overseas Ltd. (Brazil)(b)	9.00%	8/15/2013	500	530,000

Insurance 1.00%

American International Group, Inc.	3.80%	3/22/2017	560	593,286
American International Group, Inc.	4.875%	9/15/2016	400	438,877
American International Group, Inc.	5.05%	10/1/2015	75	81,564
American International Group, Inc.	8.25%	8/15/2018	100	126,470
Fidelity National Financial, Inc.	6.60%	5/15/2017	200	222,562
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	160	168,464
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	125	141,767
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	475	475,000
Markel Corp.	6.80%	2/15/2013	350	358,046
Willis North America, Inc.	5.625%	7/15/2015	535	580,857
Willis North America, Inc.	6.20%	3/28/2017	125	142,324

Total				3,329,217

Investment Management Companies 0.39%

Lazard Group LLC	6.85%	6/15/2017	540	609,729
Lazard Group LLC	7.125%	5/15/2015	491	539,120
Nuveen Investments, Inc.	10.50%	11/15/2015	150	153,375

Total				1,302,224

Jewelry, Watches & Gemstones 0.03%

ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	100	111,000

Leasing 0.46%

International Lease Finance Corp.	5.625%	9/20/2013	119	123,463
International Lease Finance Corp.	5.75%	5/15/2016	150	157,269
International Lease Finance Corp.	6.375%	3/25/2013	125	128,125
International Lease Finance Corp.†	6.50%	9/1/2014	50	53,500
International Lease Finance Corp.	8.625%	9/15/2015	100	112,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leasing (continued)

NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	$250	$263,750
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	160	161,433
Penske Truck Leasing Co. Lp/PTL Finance Corp.†	3.125%	5/11/2015	15	15,254
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	500	507,690

Total				1,522,984

Leisure 0.00%

Chester Downs & Marina LLC†	9.25%	2/1/2020	10	10,150

Lodging 0.27%

Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	395	416,725
Hyatt Hotels Corp.	3.875%	8/15/2016	50	53,252
Hyatt Hotels Corp.†	5.75%	8/15/2015	50	54,851
Marina District Finance Co., Inc.	9.50%	10/15/2015	150	149,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	200	214,000

Total				888,078

Machinery: Agricultural 0.43%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	250	223,750
Camposol SA (Peru)†(b)	9.875%	2/2/2017	270	292,275
Lorillard Tobacco Co.	8.125%	6/23/2019	310	398,487
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	100	99,250
Universal Corp.	5.20%	10/15/2013	25	26,043
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	200	194,500
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	11.75%	2/9/2022	200	194,500

Total				1,428,805

Machinery: Industrial/Specialty 0.18%

Cleaver-Brooks, Inc.†	12.25%	5/1/2016	250	266,875
CPM Holdings, Inc.	10.625%	9/1/2014	107	113,273
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	200	214,000

Total				594,148

Machinery: Oil Well Equipment & Services 0.03%

National Oilwell Varco, Inc.	6.125%	8/15/2015	100	101,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Manufacturing 0.12%

J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022		$100	$100,500
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014		275	290,792

Total					391,292

Materials & Commodities 0.11%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		335	370,175

Media 0.37%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	4.75%	10/1/2014		325	349,530
Globo Comunicacao e Participacoes SA (Brazil)(7.25% after 5/11/2017)~†(b)	5.307%	5/11/2022		200	220,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		50	54,375
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020		100	116,500
Thomson Reuters Corp.	5.25%	8/15/2013		25	26,086
Videotron Ltee (Canada)(b)	6.375%	12/15/2015		100	102,500
Videotron Ltee (Canada)(b)	9.125%	4/15/2018		325	355,875

Total					1,224,866

Metal Fabricating 0.13%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015		51	50,108
Timken Co.	6.00%	9/15/2014		175	189,357
TriMas Corp.	9.75%	12/15/2017		140	156,800
Xstrata Canada Corp. (Canada)(b)	6.00%	10/15/2015		25	27,864

Total					424,129

Metals & Minerals: Miscellaneous 1.77%

Allied Nevada Gold Corp.†(d)	8.75%	6/1/2019	CAD	250	255,516
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014		$525	589,013
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		1,093	1,457,455
Barrick Gold Corp. (Canada)(b)	2.90%	5/30/2016		125	131,669
Compass Minerals International, Inc.	8.00%	6/1/2019		250	272,500
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.75%	10/15/2014		100	107,016
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015		430	424,625
Kinross Gold Corp. (Canada)(b)	3.625%	9/1/2016		450	455,739
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018		70	51,975
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		50	52,875
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019		425	439,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals & Minerals: Miscellaneous (continued)

Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	$130	$134,225
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	1,245	1,514,551

Total				5,887,034

Natural Gas 0.20%

Korea Gas Corp. (South Korea)†(b)	6.00%	7/15/2014	230	248,815
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	350	415,591

Total				664,406

Oil 1.95%

Afren plc (United Kingdom)†(b)	10.25%	4/8/2019	200	221,500
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	400	451,000
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	20	21,200
BP Capital Markets plc (United Kingdom)(b)	1.846%	5/5/2017	500	512,289
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	125	129,910
Chaparral Energy, Inc.†	7.625%	11/15/2022	150	159,375
CNPC General Capital Ltd. (China)†(b)	2.75%	4/19/2017	200	207,114
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	200	208,577
Concho Resources, Inc.	5.50%	4/1/2023	110	113,988
Continental Resources, Inc.	7.375%	10/1/2020	207	233,392
Continental Resources, Inc.	8.25%	10/1/2019	18	20,430
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	64	68,320
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	175	196,000
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	200	212,568
GlobalSantaFe Corp.	5.00%	2/15/2013	250	254,323
HollyFrontier Corp.	9.875%	6/15/2017	395	435,487
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	200	210,550
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	100	121,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	200	212,750
Laredo Petroleum, Inc.	7.375%	5/1/2022	75	81,000
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	100	109,000
McMoRan Exploration Co.	11.875%	11/15/2014	225	237,094
Northern Tier Energy LLC/Northern Tier Finance Corp.	10.50%	12/1/2017	22	24,035
NuStar Logistics LP	6.05%	3/15/2013	300	306,024
Oasis Petroleum, Inc.	7.25%	2/1/2019	60	63,600
Offshore Group Investments Ltd.	11.50%	8/1/2015	75	83,250
Offshore Group Investments Ltd.†	11.50%	8/1/2015	50	55,500
PC Financial Partnership (Canada)(b)	5.00%	11/15/2014	25	27,115
Petro-Canada (Canada)(b)	4.00%	7/15/2013	50	51,421
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	100	77,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	$100	$105,665
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	250	270,312
Rosetta Resources, Inc.	9.50%	4/15/2018	175	193,812
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	200	208,230
SM Energy Co.	6.50%	11/15/2021	25	26,250
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	100	103,375
Valero Energy Corp.	4.50%	2/1/2015	125	134,684
Valero Energy Corp.	4.75%	6/15/2013	50	51,442
Valero Energy Corp.	6.70%	1/15/2013	175	178,522
WPX Energy, Inc.	5.25%	1/15/2017	100	105,750

Total				6,483,604

Oil: Crude Producers 1.60%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	100	106,000
Anadarko Petroleum Corp.	5.75%	6/15/2014	440	473,808
Anadarko Petroleum Corp.	5.95%	9/15/2016	75	86,808
Anadarko Petroleum Corp.	7.625%	3/15/2014	152	166,462
Enogex LLC†	6.875%	7/15/2014	25	26,806
Enterprise Products Operating LLC	5.65%	4/1/2013	640	656,319
Enterprise Products Operating LLC	5.90%	4/15/2013	250	257,840
Enterprise Products Operating LLC	6.125%	2/1/2013	50	51,006
Enterprise Products Operating LLC	9.75%	1/31/2014	15	16,803
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	155	166,073
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	275	283,799
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	75	78,291
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	225	200,812
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	265	308,725
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	175	183,024
PDC Energy, Inc.	12.00%	2/15/2018	80	86,400
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	75	81,375
Southeast Supply Header LLC†	4.85%	8/15/2014	1,100	1,156,751
Southern Star Central Corp.	6.75%	3/1/2016	500	510,000
Southern Star Central Corp.†	6.75%	3/1/2016	25	25,500
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	100	113,039
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	10	10,819
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	200	212,000
W&T Offshore, Inc.	8.50%	6/15/2019	55	59,538

Total				5,317,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated Domestic 0.30%

Basic Energy Services, Inc.	7.75%	2/15/2019	$50	$49,750
Buckeye Partners LP	4.625%	7/15/2013	125	127,767
Frontier Oil Corp.	8.50%	9/15/2016	75	78,304
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	475	475,612
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	200	214,539
National Fuel Gas Co.	5.25%	3/1/2013	35	35,764

Total				981,736

Oil: Integrated International 1.50%

Petrobras International Finance Co.	2.875%	2/6/2015	260	267,583
Petrobras International Finance Co.	3.875%	1/27/2016	50	52,744
Petrobras International Finance Co.	7.75%	9/15/2014	100	111,750
Petrohawk Energy Corp.	7.25%	8/15/2018	285	325,730
Petrohawk Energy Corp.	7.875%	6/1/2015	1,000	1,043,290
Petrohawk Energy Corp.	10.50%	8/1/2014	1,300	1,424,119
Transocean, Inc.	4.95%	11/15/2015	170	185,493
Transocean, Inc.	5.05%	12/15/2016	280	310,435
Transocean, Inc.	5.25%	3/15/2013	462	472,243
Weatherford International Ltd.	4.95%	10/15/2013	134	139,631
Weatherford International Ltd.	5.15%	3/15/2013	325	331,935
Weatherford International Ltd.	5.50%	2/15/2016	10	10,991
Weatherford International Ltd.	9.625%	3/1/2019	225	294,616

Total				4,970,560

Paper & Forest Products 1.71%

Clearwater Paper Corp.	10.625%	6/15/2016	700	785,750
Georgia-Pacific LLC†	8.25%	5/1/2016	3,060	3,305,516
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	50	51,185
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	83	86,320
PH Glatfelter Co.	7.125%	5/1/2016	375	385,312
Plum Creek Timberlands LP	5.875%	11/15/2015	250	275,978
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	385	391,737
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	390	410,475

Total				5,692,273

Plastics 0.09%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	225	232,875
Plastipak Holdings, Inc.†	10.625%	8/15/2019	50	57,000

Total				289,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Pollution Control 0.05%

Waste Management, Inc.	6.375%	11/15/2012	$150	$151,658

Real Estate Investment Trusts 1.72%

Atlantic Finance Ltd. (United Kingdom)†(b)	10.75%	5/27/2014	150	163,858
AvalonBay Communities, Inc.	4.95%	3/15/2013	40	40,827
AvalonBay Communities, Inc.	5.375%	4/15/2014	250	266,768
Camden Property Trust	5.375%	12/15/2013	125	131,249
Camden Property Trust	5.875%	11/30/2012	100	101,166
DDR Corp.	5.50%	5/1/2015	200	215,205
DDR Corp.	9.625%	3/15/2016	35	42,818
Federal Realty Investment Trust	5.40%	12/1/2013	145	152,442
Federal Realty Investment Trust	5.95%	8/15/2014	245	265,523
HCP, Inc.	2.70%	2/1/2014	125	127,594
HCP, Inc.	5.625%	2/28/2013	155	158,330
HCP, Inc.	5.65%	12/15/2013	275	290,602
HCP, Inc.	6.00%	6/15/2014	50	53,376
HCP, Inc.	6.00%	1/30/2017	200	228,443
HCP, Inc.	7.072%	6/8/2015	250	282,610
Health Care REIT, Inc.	3.625%	3/15/2016	150	158,041
Health Care REIT, Inc.	5.875%	5/15/2015	150	165,702
Kilroy Realty LP	5.00%	11/3/2015	250	272,552
Reckson Operating Partnership LP	5.875%	8/15/2014	65	68,243
Regency Centers LP	4.95%	4/15/2014	660	692,768
Regency Centers LP	5.25%	8/1/2015	84	91,491
Rouse Co. LP (The)	6.75%	11/9/2015	575	608,781
Rouse Co. LP (The)	7.20%	9/15/2012	500	501,875
Rouse Co. LP (The)/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	250	257,500
UDR, Inc.	6.05%	6/1/2013	75	77,533
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	300	313,360

Total				5,728,657

Restaurants 0.26%

Darden Restaurants, Inc.	5.625%	10/15/2012	150	150,753
OSI Restaurant Partners LLC	10.00%	6/15/2015	626	644,004
Starbucks Corp.	6.25%	8/15/2017	50	60,736

Total				855,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Retail 0.99%

DineEquity, Inc.	9.50%	10/30/2018	$90	$101,475
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	400	428,000
Lotte Shopping Co., Ltd. (South Korea)†(b)	3.375%	5/9/2017	350	362,986
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	69	70,181
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	475	488,661
QVC, Inc.†	7.125%	4/15/2017	483	510,956
QVC, Inc.†	7.375%	10/15/2020	25	27,876
QVC, Inc.†	7.50%	10/1/2019	1,040	1,152,890
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	150	159,002

Total				3,302,027

Retail: Specialty 0.34%

Michaels Stores, Inc.	11.375%	11/1/2016	192	202,322
Revlon Consumer Products Corp.	9.75%	11/15/2015	140	149,100
Rite Aid Corp.	9.75%	6/12/2016	150	165,375
Rite Aid Corp.	10.25%	10/15/2019	200	226,500
Rite Aid Corp.	10.375%	7/15/2016	365	387,128

Total				1,130,425

Savings & Loan 0.08%

AmSouth Bank	4.85%	4/1/2013	250	252,500

Services 0.07%

Bankrate, Inc.	11.75%	7/15/2015	200	225,000

Steel 0.19%

ArcelorMittal (Luxembourg)(b)	5.375%	6/1/2013	375	383,485
GTL Trade Finance, Inc.†	7.25%	10/20/2017	200	231,500

Total				614,985

Supermarkets 0.22%

Safeway, Inc.	1.968%#	12/12/2013	650	650,211
Safeway, Inc.	5.625%	8/15/2014	31	33,219
Safeway, Inc.	6.25%	3/15/2014	31	33,040

Total				716,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Technology 0.09%

Fiserv, Inc.	3.125%	10/1/2015	$33	$34,483
Tencent Holdings Ltd. (China)†(b)	3.375%	3/5/2018	200	200,989
Viasystems Group, Inc.†	7.875%	5/1/2019	77	75,845

Total				311,317

Telecommunications 1.96%

Block Communications, Inc.†	7.25%	2/1/2020	150	158,625
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	961	1,037,880
Consolidated Communications Finance Co.†	10.875%	6/1/2020	275	296,312
Cricket Communications, Inc.	7.75%	5/15/2016	140	148,400
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	400	407,000
GeoEye, Inc.	8.625%	10/1/2016	105	114,188
GeoEye, Inc.	9.625%	10/1/2015	25	27,875
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	50	55,375
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	261	275,681
Nippon Telegraph & Telephone Corp. (Japan)(b)	1.40%	7/18/2017	200	202,445
Qtel International Finance Ltd.†	3.375%	10/14/2016	200	209,250
Qtel International Finance Ltd.†	6.50%	6/10/2014	100	109,000
Qwest Communications International, Inc.	7.125%	4/1/2018	875	933,844
Qwest Communications International, Inc.	8.00%	10/1/2015	1,060	1,111,277
Rogers Communications, Inc. (Canada)(b)	7.50%	3/15/2015	99	115,119
SBA Telecommunications, Inc.	8.25%	8/15/2019	75	83,625
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	200	209,260
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	400	417,284
VimpelCom Holdings BV (Netherlands)†(b)	6.255%	3/1/2017	200	203,826
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	142	159,395
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	250	230,000

Total				6,505,661

Tobacco 0.16%

Altria Group, Inc.	8.50%	11/10/2013	225	245,425
Reynolds American, Inc.	7.25%	6/1/2013	205	214,520
Reynolds American, Inc.	7.30%	7/15/2015	50	57,253

Total				517,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Transportation: Miscellaneous 0.51%

Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	$650	$656,440
Florida East Coast Railway Corp.	8.125%	2/1/2017	110	116,050
Grupo Senda Autotransporte SA de CV (Mexico)†(b)	10.50%	10/3/2015	50	51,750
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	140	157,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	200	226,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	135	151,875
Ryder System, Inc.	6.00%	3/1/2013	50	51,085
Ryder System, Inc.	7.20%	9/1/2015	65	75,639
Transnet SOC Ltd. (South Africa)†(b)	4.50%	2/10/2016	200	214,345
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	12	9,960

Total				1,711,144

Utilities 0.09%

Public Service Co. of New Mexico	7.95%	5/15/2018	250	303,903

Utilities: Electrical 0.15%

IPALCO Enterprises, Inc.	5.00%	5/1/2018	50	52,375
Otter Tail Corp.	9.00%	12/15/2016	225	245,250
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	200	212,450

Total				510,075

Utilities: Miscellaneous 0.02%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	50	54,125

Wholesale 0.24%

Glencore Funding LLC†	6.00%	4/15/2014	750	790,460

Total Corporate Bonds (cost $155,537,490)				157,898,014

FLOATING RATE LOANS(c) 1.77%

Aerospace/Defense 0.04%

DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	149	149,747

Automotive 0.02%

TI Group Automotive Systems LLC New Term Loan	6.75%	3/14/2018	75	73,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Broadcasting 0.13%

EMI Music Publishing Ltd. Term Loan B	5.50%	6/29/2018	$116	$117,311
Mediacom Communications Corp. Term Loan G	4.00%	1/8/2020	325	318,500

Total				435,811

Chemicals 0.00%

Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	5	4,931

ConsumerProducts 0.07%

Wilton Products, Inc. Term Loan	7.50%	8/30/2018	240	240,600

Energy Equipment & Services 0.10%

Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	49	49,464
MEG Energy Corp. New Term Loan B (Canada)(b)	4.00%	3/16/2018	273	274,590

Total				324,054

Financial Services 0.01%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	35	35,292

Financial: Miscellaneous 0.03%

Moneygram International, Inc. Term Loan B	4.25%	11/20/2017	50	49,547
Moneygram International, Inc. Term Loan B1	4.25%	11/17/2017	50	49,175

Total				98,722

Health Care 0.36%

RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	782	784,092
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	420	420,271

Total				1,204,363

Health Care Products 0.05%

Thomson Reuters (Healthcare), Inc. Term Loan B	6.75%	6/6/2019	150	150,656

Leisure 0.05%

Dave & Buster’s, Inc. New Term Loan	5.50%	6/1/2016	50	49,935
Orbitz Worldwide, Inc. Term Loan	3.232%	7/25/2014	100	96,150
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	30	30,600

Total				176,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media 0.19%

Alpha D2 Ltd. New Term Loan B (United Kingdom)(b)	5.75%	4/28/2017	$148	$149,069
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	450	471,375

Total				620,444

Metals & Minerals: Miscellaneous 0.10%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	49	48,141
Preferred Proppants LLC Term Loan B	7.50%	12/15/2016	299	285,067

Total				333,208

Miscellaneous 0.26%

Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	200	200,500
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	25	25,000
AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)	5.75%	7/16/2018	145	145,181
Delphi Corp. Term Loan B	3.50%	3/31/2017	375	376,170
Diamond Foods, Inc. Revolver	6.75% - 7.75%	2/25/2015	53	47,912
Diamond Foods, Inc. Term Loan	6.75% - 7.75%	2/25/2015	75	68,590

Total				863,353

Oil: Crude Producers 0.21%

Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	700	703,203

Retail 0.02%

Lord & Taylor Holdings LLC Term Loan B	5.75% - 6.75%	1/11/2019	50	50,154

Retail: Specialty 0.03%

Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018	103	103,219

Services 0.04%

Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018	75	74,438
Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018	50	49,750

Total				124,188

Telecommunications 0.01%

Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019	25	25,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Utilities: Miscellaneous 0.05%

Essential Power LLC Term Loan B	5.50%	8/8/2019		$155	$155,775

Total Floating Rate Loans (cost $5,793,327)					5,873,329

FOREIGN BONDS(d) 0.42%

Germany 0.04%

Kabel Deutschland Holding AG†	6.50%	7/31/2017	EUR	100	135,842

Netherlands 0.38%

Ziggo Finance BV†	6.125%	11/15/2017	EUR	925	1,246,362

Total Foreign Bonds (cost $1,377,153)					1,382,204

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.90%

Argentina 0.11%

City of Buenos Aires†	9.95%	3/1/2017		$200	166,000
Provincia de Buenos Aires†	11.75%	10/5/2015		100	83,000
Provincia de Neuquen†	7.875%	4/26/2021		150	130,500

Total					379,500

Costa Rica 0.08%

Republic of Costa Rica†	8.05%	1/31/2013		250	256,875

Croatia 0.06%

Republic of Croatia†	6.25%	4/27/2017		200	212,152

Dominican Republic 0.05%

Dominican Republic†	9.04%	1/23/2018		131	149,191

Gabon 0.04%

Republic of Gabon†	8.20%	12/12/2017		100	121,000

Ghana 0.04%

Republic of Ghana†	8.50%	10/4/2017		100	115,750

Iceland 0.06%

Republic of Iceland†	4.875%	6/16/2016		200	208,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Indonesia 0.06%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	$200	$206,500

Lithuania 0.03%

Republic of Lithuania†	5.125%	9/14/2017	100	109,625

Mexico 0.02%

United Mexican States	6.625%	3/3/2015	50	56,750

Philippines 0.03%

Republic of Philippines	8.25%	1/15/2014	80	87,400

Poland 0.09%

Republic of Poland	3.875%	7/16/2015	100	107,575
Republic of Poland	5.00%	10/19/2015	175	195,125

Total				302,700

Qatar 0.06%

State of Qatar†	3.125%	1/20/2017	200	210,250

Russia 0.06%

Russia Eurobonds†	3.625%	4/29/2015	200	210,234

South Africa 0.03%

Republic of South Africa	6.50%	6/2/2014	100	109,500

Sri Lanka 0.06%

Republic of Sri Lanka†	7.40%	1/22/2015	100	108,250
Republic of Sri Lanka†	8.25%	10/24/2012	100	100,838

Total				209,088

Turkey 0.02%

Republic of Turkey	9.50%	1/15/2014	50	55,000

Total Foreign Government Obligations (cost $2,982,912)				3,000,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.67%

Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	$716	$781,961
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	423	453,240
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020	282	308,816
Federal Home Loan Mortgage Corp. K013 A1	2.902%	8/25/2020	580	624,280
Federal Home Loan Mortgage Corp. K014 A1	2.788%	10/25/2020	512	551,159
Federal Home Loan Mortgage Corp. K015 A1	2.257%	10/25/2020	294	310,395
Federal Home Loan Mortgage Corp. K017 A1	1.891%	12/25/2020	556	579,226
Federal Home Loan Mortgage Corp. K019 A1	1.459%	9/25/2021	2,000	2,039,531
Federal Home Loan Mortgage Corp. K701 A2	3.882%#	11/25/2017	50	56,480
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018	279	287,801
Federal Home Loan Mortgage Corp. KAIV A1	2.966%	1/25/2021	1,066	1,155,515
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	1,008	1,049,715
Federal National Mortgage Assoc. 2011-M8 A1	1.977%	8/25/2021	338	351,316
Federal National Mortgage Assoc. 2012-M2 A1	1.824%	2/25/2022	324	333,719

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,566,520)				8,883,154

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.21%

Federal Home Loan Mortgage Corp.	2.34%#	4/1/2037	1,410	1,491,994
Federal Home Loan Mortgage Corp.	2.419%#	6/1/2038	241	257,408
Federal Home Loan Mortgage Corp.	2.428%#	2/1/2036	618	658,401
Federal Home Loan Mortgage Corp.	2.593%#	2/1/2035	1,742	1,864,307
Federal Home Loan Mortgage Corp.	2.608%#	12/1/2036	809	867,558
Federal Home Loan Mortgage Corp.	2.626%#	7/1/2034	868	926,065
Federal Home Loan Mortgage Corp.	2.641%#	4/1/2037	539	576,953
Federal Home Loan Mortgage Corp.	2.657%#	5/1/2035	422	453,185
Federal Home Loan Mortgage Corp.	2.674%#	5/1/2036	260	278,270
Federal Home Loan Mortgage Corp.	2.683%#	3/1/2036	1,690	1,805,633
Federal Home Loan Mortgage Corp.	2.69%#	4/1/2037	1,643	1,756,618
Federal Home Loan Mortgage Corp.	2.704%#	12/1/2035	579	618,988
Federal Home Loan Mortgage Corp.	2.741%#	8/1/2038	180	192,177
Federal Home Loan Mortgage Corp.	2.761%#	10/1/2039	606	647,839
Federal Home Loan Mortgage Corp.	2.804%#	9/1/2036	676	726,892
Federal Home Loan Mortgage Corp.	2.815%#	2/1/2037	673	724,945
Federal Home Loan Mortgage Corp.	2.832%#	4/1/2038	545	584,504
Federal Home Loan Mortgage Corp.	2.956%#	12/1/2041	353	371,139
Federal Home Loan Mortgage Corp.	3.197%#	10/1/2039	312	334,393
Federal Home Loan Mortgage Corp.	3.343%#	6/1/2041	494	520,297
Federal Home Loan Mortgage Corp.	3.358%#	10/1/2038	271	291,604
Federal Home Loan Mortgage Corp.	3.981%#	7/1/2040	953	1,013,738
Federal Home Loan Mortgage Corp.	4.012%#	10/1/2038	1,408	1,512,659
Federal Home Loan Mortgage Corp.	5.198%#	9/1/2037	676	725,686
See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	5.688%#	11/1/2037	$197	$213,041
Federal National Mortgage Assoc.	2.273%#	6/1/2037	370	394,845
Federal National Mortgage Assoc.	2.309%#	1/1/2035	399	427,253
Federal National Mortgage Assoc.	2.32%#	1/1/2036	513	549,212
Federal National Mortgage Assoc.	2.363%#	3/1/2038	237	255,114
Federal National Mortgage Assoc.	2.367%#	2/1/2036	475	507,487
Federal National Mortgage Assoc.	2.393%#	11/1/2036	107	113,702
Federal National Mortgage Assoc.	2.496%#	8/1/2037	293	313,625
Federal National Mortgage Assoc.	2.54%#	1/1/2040	181	191,859
Federal National Mortgage Assoc.	2.608%#	9/1/2038	585	624,454
Federal National Mortgage Assoc.	2.608%#	8/1/2036	505	537,632
Federal National Mortgage Assoc.	2.619%#	8/1/2037	281	299,826
Federal National Mortgage Assoc.	2.698%#	1/1/2042	216	226,347
Federal National Mortgage Assoc.	2.733%#	3/1/2039	542	577,539
Federal National Mortgage Assoc.	2.74%#	8/1/2037	171	182,747
Federal National Mortgage Assoc.	2.771%#	2/1/2038	235	252,901
Federal National Mortgage Assoc.	2.774%#	6/1/2038	216	231,515
Federal National Mortgage Assoc.	3.347%#	10/1/2040	491	517,305
Federal National Mortgage Assoc.	3.739%#	9/1/2037	220	235,798
Federal National Mortgage Assoc.	4.276%#	8/1/2038	277	296,910
Federal National Mortgage Assoc.	4.561%#	11/1/2038	456	490,124
Federal National Mortgage Assoc.	5.115%#	10/1/2038	569	610,874

Total Government Sponsored Enterprises Pass-Throughs (cost $27,149,950)				27,251,363

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.19%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%	3/13/2031	100	104,307
Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	372	401,491
Arkle Master Issuer plc 2010-1A 2A†	1.585%#	5/17/2060	400	401,552
Arkle Master Issuer plc 2010-2A 1A1†	1.835%#	5/17/2060	600	606,019
Arkle Master Issuer plc 2011-1A 2A†	1.685%#	5/17/2060	250	252,317
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	315	353,383
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	287	327,279
Banc of America Large Loan, Inc. 2009-UB1 A4B†	5.686%#	6/24/2050	1,000	1,024,520
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%	12/16/2043	350	394,534
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%	11/17/2039	250	249,287
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%	5/17/2046	156	155,383
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.869%#	9/11/2038	57	58,227
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AJ	5.273%	12/11/2038	200	171,775
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%	6/11/2050	675	796,998
See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%	12/15/2047	$300	$321,630
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	224	226,210
Citigroup Commercial Mortgage Trust 2008-C7 A4	6.263%#	12/10/2049	220	262,102
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%#	12/19/2039	160	169,923
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.393%#	7/15/2044	400	447,991
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%	12/11/2049	877	993,196
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	600	690,817
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	375	395,498
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.002%#	12/10/2049	614	730,023
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.42%#	6/15/2022	531	506,560
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	505	535,343
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.639%#	7/17/2028	267	271,394
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%	6/9/2028	250	256,430
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%	2/10/2029	1,105	1,158,392
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%	8/15/2045	300	311,511
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.00%#	6/15/2038	1,091	1,259,465
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	6.00%#	6/15/2038	648	702,276
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%	9/15/2039	400	405,194
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	918	1,040,764
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	930	949,244
Credit Suisse Mortgage Capital Certificates 2007-C1 A3	5.383%	2/15/2040	435	472,709
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.955%#	9/15/2039	1,247	1,380,433
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.407%#	2/15/2041	185	181,804
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.955%#	9/15/2039	225	224,957
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	139	142,758
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	49	49,213
CW Capital Cobalt Ltd. 2006-C1 A4	5.223%	8/15/2048	595	669,154
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%#	4/15/2047	220	226,742
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	657	679,859
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	1,471	1,598,287
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	761	832,138
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	1,100	1,187,803
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	880	961,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DDR Corp. 2009-DDR1 A†	3.807%	10/14/2022	$235	$247,372
Extended Stay America Trust 2010-ESHA C†	4.86%	11/5/2027	795	807,860
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%	5/5/2027	600	626,325
Fosse Master Issuer plc 2011-1A A2†	1.855%#	10/18/2054	285	288,520
Fosse Master Issuer plc 2012-1A 2A2†	1.855%#	10/18/2054	175	177,840
Fosse Master Issuer plc 2012-1A 2B1†	2.405%#	10/18/2054	250	254,583
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	300	333,228
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.64%#	5/10/2040	500	518,008
Gracechurch Mortgage Financing plc 2006-1 A6†	0.534%#	11/20/2056	410	410,321
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	48	48,390
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4	6.065%#	7/10/2038	730	845,637
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.065%#	7/10/2038	890	948,175
Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.736%	12/10/2049	1,395	1,600,504
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%	3/10/2039	930	1,057,701
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	174	174,090
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	445	503,796
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	995	1,044,998
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	605	653,179
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%#	3/6/2020	340	337,144
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%#	3/6/2020	155	153,694
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	520	564,503
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%	2/10/2021	250	254,725
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%	3/10/2044	889	911,814
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	940	1,015,888
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%	8/10/2044	730	779,596
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%	5/10/2045	260	272,896
Holmes Master Issuer plc 2012-1A A2†	2.105%#	10/15/2054	250	255,428
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	167	167,925
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	160	177,079
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.359%#	12/15/2044	330	371,943
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429%	12/12/2043	200	228,453
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/2047	722	820,514
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.69%#	7/15/2019	150	141,832
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%#	6/15/2049	273	281,792

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.003%#	6/15/2049	$1,055	$1,204,855
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.003%#	6/15/2049	415	386,834
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.37%#	1/15/2049	437	433,361
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.42%	1/15/2049	605	694,361
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.706%#	3/18/2051	465	468,818
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%	11/15/2043	264	277,368
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%	11/13/2044	1,305	1,413,130
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C6 A2	2.206%	5/15/2045	210	218,834
LB-UBS Commercial Mortgage Trust 2006-C4 A4	6.064%#	6/15/2038	655	758,542
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	355	364,776
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%	2/15/2040	1,210	1,399,655
LB-UBS Commercial Mortgage Trust 2007-C7 A3	5.866%	9/15/2045	445	528,445
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	165	159,774
Merrill Lynch Floating Trust 2008-LAQA A2†	0.779%#	7/9/2021	550	516,972
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%#	11/12/2037	663	662,123
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.39%#	11/12/2037	410	459,177
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.39%#	11/12/2037	56	57,136
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%	1/12/2044	184	205,911
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	69	69,721
Merrill Lynch Mortgage Trust 2006-C2 AM	5.782%	8/12/2043	150	160,144
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.702%#	2/12/2039	195	174,282
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	1,090	1,140,757
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	600	666,253
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.45%#	6/12/2050	125	123,988
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%	8/15/2045	490	507,113
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	495	546,756
Morgan Stanley Capital I 2007-HQ12 A3	5.759%#	4/12/2049	400	430,083
Morgan Stanley Capital I 2007-IQ15 AM	6.076%#	6/11/2049	367	378,053
Morgan Stanley Capital I 2007-IQ16 AJFL	1.691%#	12/12/2049	175	122,974
Morgan Stanley Capital I 2007-XLF9 A2†	0.80%#	12/15/2020	162	156,824
Morgan Stanley Capital I 2011-C1 A2†	3.884%	9/15/2047	1,000	1,091,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	$250	$271,426
Morgan Stanley Capital I 2012-STAR A1†	2.084%	8/5/2034	600	619,780
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	5	5,052
Morgan Stanley Re-REMIC Trust 2009-GG10 A4A†	5.983%#	8/12/2045	100	117,196
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.983%#	8/15/2045	650	761,771
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.983%#	8/15/2045	200	211,718
Permanent Master Issuer plc 2010-1A†	1.605%#	7/15/2042	625	627,393
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	300	319,913
RBSCF Trust 2010-MB1 C†	4.833%#	4/15/2024	145	150,790
RBSCF Trust 2010-RR3 CSCA†	5.467%	9/16/2039	100	114,136
RBSCF Trust 2010-RR4 WBCA†	5.509%	4/16/2047	200	230,379
Sequoia Mortgage Trust 2012-3 A2	3.00%	7/25/2042	248	257,941
Silverstone Master Issuer plc 2011-1A†	2.003%#	1/21/2055	200	203,734
Silverstone Master Issuer plc 2012-1A†	2.003%#	1/21/2055	400	409,390
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	184	180,987
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	1,160	1,207,884
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%	1/10/2045	205	217,959
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	419	446,379
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	11	11,458
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	115	117,647
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.42%#	7/15/2042	175	171,048
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.644%#	1/15/2045	175	159,452
Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.011%#	6/15/2045	530	619,286
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	820	941,132
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	400	433,901
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	660	754,266
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	435	446,104
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4	5.308%	11/15/2048	585	676,541
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	573	612,944
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%	12/15/2043	1,206	1,339,504
Wachovia Bank Commercial Mortgage Trust 2007-C31 A4	5.509%	4/15/2047	811	923,558
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	585	584,651
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%#	6/15/2049	925	1,054,049
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	500	498,140
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	920	1,000,875
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	272	292,363
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	356	372,119
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	1,040	1,071,773

Total Non-Agency Commercial Mortgage-Backed Securities (cost $74,944,181)				77,027,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

U.S. TREASURY OBLIGATION 0.30%

U.S. Treasury Note (cost $996,701)	0.50%	7/31/2017	$1,006	$1,001,992

Total Long-Term Investments (cost $302,451,889)				307,456,872

SHORT-TERM INVESTMENTS

Commercial Paper 1.50%

Automotive 0.28%

Daimler Finance North America LLC	Zero Coupon	3/1/2013	150	149,359
Daimler Finance North America LLC	Zero Coupon	7/22/2013	150	148,583
Daimler Finance North America LLC	1.05%	8/15/2013	650	643,402

Total				941,344

Household Furnishings 0.05%

Newell Rubbermaid, Inc.	Zero Coupon	9/5/2012	150	149,979

Oil 0.07%

BP Capital Markets plc	0.888%	2/11/2013	250	249,083

Telecommunications 1.10%

Vodafone Group plc	Zero Coupon	12/28/2012	700	698,050
Vodafone Group plc	Zero Coupon	6/11/2013	1,500	1,485,842
Vodafone Group plc	Zero Coupon	7/31/2013	950	940,158
Vodafone Group plc	0.01%	2/8/2013	250	248,666
Vodafone Group plc	0.888%	2/13/2013	275	273,487

Total				3,646,203

Total Commercial Paper (cost $4,986,609)				4,986,609

Repurchase Agreements 4.66%

Repurchase Agreement dated 8/31/2012, 0.15% due 9/4/2012 with Bank of America Corp. collateralized by $15,088,000 of U.S. Treasury Bond at 1.00% due 3/31/2017; value: $15,475,546; proceeds: $15,090,252			15,090	15,090,000
Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $390,000 of U.S. Treasury Note at 0.375% due 4/15/2015; value: $391,283 proceeds: $382,877			383	382,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Investments	Fair Value

Total Repurchase Agreements (cost $15,472,877)	$15,472,877

Total Short-Term Investments (cost $20,459,486)	20,459,486

Total Investments in Securities 98.73% (cost $322,911,375)	327,916,358

Cash and Other Assets in Excess of Liabilities(e) 1.27%	4,202,299

Net Assets 100.00%	$332,118,657

CAD	Canadian dollar.
EUR	euro.
COD	Certificate of Deposit.
PIK	Payment-in-kind.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
(a)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2012 (See Note 2(h)).
(b)	Foreign security traded in U.S. dollars.
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2012.

(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash and Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, forward foreign currency exchange contracts and swaps as follows:

Open Futures Contracts at August 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	December 2012	358	Long	$78,966,969	$68,365
U.S. 5-Year Treasury Note	December 2012	277	Short	(34,531,945)	(161,596)

Totals				$44,435,024	$(93,231)

Open Forward Foreign Currency Exchange Contracts at August 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Canadian dollar	Sell	Goldman Sachs	11/23/2012	259,000	$262,246	$262,279	$(33)
euro	Sell	J.P. Morgan	9/20/2012	136,000	170,700	171,087	(387)
euro	Sell	J.P. Morgan	9/20/2012	94,000	118,246	118,251	(5)
euro	Sell	Goldman Sachs	10/22/2012	444,000	544,313	558,751	(14,438)
euro	Sell	Goldman Sachs	10/22/2012	64,000	78,058	80,540	(2,482)
euro	Sell	Goldman Sachs	10/22/2012	51,000	62,762	64,181	(1,419)
euro	Sell	Credit Suisse	10/31/2012	82,000	101,518	103,204	(1,686)
euro	Sell	Goldman Sachs	11/13/2012	166,000	205,033	208,961	(3,928)
euro	Sell	Goldman Sachs	11/13/2012	81,200	102,547	102,215	332

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(24,046)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Consumer Price Index (“CPI”) Swaps at August 31, 2012:

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Bank of America	2.420%	CPI Urban Consumer NSA	5/19/2017	$15,000,000	$14,812,785	$(187,215)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,860,410	(139,590)
Bank of America	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,851,268	(148,732)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,744,810	(255,190)
Barclays Bank plc	1.5425%	CPI Urban Consumer NSA	7/25/2014	12,000,000	12,023,484	23,484
Barclays Bank plc	2.215%	CPI Urban Consumer NSA	2/24/2015	5,000,000	4,981,855	(18,145)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,887,705	(112,295)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	7,636,152	(363,848)
Deutsche Bank AG	1.965%	CPI Urban Consumer NSA	2/15/2014	6,000,000	6,015,216	15,216
Deutsche Bank AG	2.245%	CPI Urban Consumer NSA	3/20/2014	6,000,000	5,983,542	(16,458)
Deutsche Bank AG	2.1325%	CPI Urban Consumer NSA	4/5/2014	10,000,000	9,979,850	(20,150)
Deutsche Bank AG	2.145%	CPI Urban Consumer NSA	2/8/2016	6,000,000	5,985,702	(14,298)
Deutsche Bank AG	2.590%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,723,052	(276,948)
Deutsche Bank AG	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,925,640	(74,360)
Deutsche Bank AG	2.340%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,914,500	(85,500)
Deutsche Bank AG	2.1925%	CPI Urban Consumer NSA	8/16/2017	10,000,000	9,992,440	(7,560)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,769,672	(230,328)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,988,312	(11,688)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,874,675	(125,325)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	7,033,187	33,187
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,651,304	(348,696)
Deutsche Bank AG	2.520%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,913,925	(86,075)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,974,730	(25,270)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Consumer Price Index (“CPI”) Swaps at August 31, 2012 (continued):

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	$ 5,000,000	$5,128,355	$128,355
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	5,092,670	92,670
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	5,868,570	(131,430)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,941,744	(58,256)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,853,296	(146,704)
J.P. Morgan	2.385%	CPI Urban Consumer NSA	5/16/2020	10,000,000	9,989,310	(10,690)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,882,270	(117,730)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	4,641,105	(358,895)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	6,759,242	(240,758)
Morgan Stanley	2.270%	CPI Urban Consumer NSA	3/14/2014	5,000,000	4,986,540	(13,460)
Morgan Stanley	1.3975%	CPI Urban Consumer NSA	7/12/2014	10,000,000	10,036,730	36,730
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,930,765	(69,235)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,626,404	(373,596)
Morgan Stanley	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,932,240	(67,760)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,798,630	(201,370)
UBS AG	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,932,050	(67,950)
UBS AG	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,649,576	(350,424)
UBS AG	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,912,100	(87,900)
UBS AG	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,819,590	(180,410)
Wells Fargo	1.690%	CPI Urban Consumer NSA	6/1/2015	8,000,000	8,015,880	15,880
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,893,250	(106,750)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,978,420	(21,580)

Net Unrealized Depreciation on CPI Swaps						$(4,807,047)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST – INFLATION FOCUSED FUND August 31, 2012

Credit Default Swaps on Indexes - Sell Protection at August 31, 2012*:

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Nominal Amount	Market Value	Upfront Payments Received**	Unrealized Appreciation/ (Depreciation)	Credit Default Swap Agreements Payable at Fair Value***

Credit Suisse	.50%	Markit CMBX. NA.AM.4	2/17/2051	135,000	107,156	$26,906	$(938)	$27,844
Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	500,000	465,937	40,468	6,405	34,063
Deutsche Bank AG	.50%	Markit CMBX. NA.AM.4	2/17/2051	265,000	210,344	52,816	(1,840)	54,656
Goldman Sachs	.50%	Markit CMBX. NA.AM.4	2/17/2051	100,000	79,375	18,805	(1,820)	20,625
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	100,000	94,188	7,999	2,187	5,812
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	200,000	194,188	8,439	2,627	5,812
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	650,000	631,109	24,364	5,473	18,891
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	200,000	158,750	37,120	(4,130)	41,250
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	650,000	631,109	24,192	5,301	18,891
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	500,000	470,937	42,793	13,730	29,063
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	200,000	188,375	19,355	7,730	11,625
UBS AG	.50%	Markit CMBX. NA.AM.4	2/17/2051	700,000	555,625	150,093	5,718	144,375
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	200,000	188,375	17,116	5,491	11,625
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	287,813	16,730	4,543	12,187
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	500,000	479,687	27,884	7,571	20,313
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	300,000	287,813	16,730	4,543	12,187

Totals on Credit Default Swaps						$531,810	$62,591	$469,219

*

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

**	Upfront payments received are presented net of amortization (See Note 2(l)).
***	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 92.33%

ASSET-BACKED SECURITIES 6.39%

Automobiles 2.89%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$36,159	$36,252,961
Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	578	577,813
Ally Auto Receivables Trust 2011-5 A2	0.80%	6/16/2014	5,346	5,354,144
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	18,110	18,130,347
AmeriCredit Automobile Receivables Trust 2010-4 A2	0.96%	5/8/2014	5,617	5,617,522
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	6,449	6,452,666
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	11,321	11,343,032
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	22,802	22,896,410
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	30,705	30,774,685
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	45,000	45,044,302
BMW Vehicle Lease Trust 2011-1 A3	1.06%	2/20/2014	14,860	14,914,135
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	9,917	9,976,911
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	7,530	7,539,572
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	11,519	11,530,830
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	10,878	10,882,607
Ford Credit Auto Lease Trust 2010-B A3†	0.91%	7/15/2013	1,247	1,246,760
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	12,741	12,750,787
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	7,800	7,806,950
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	21,000	21,084,410
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	13,281	13,291,318
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	40,100	40,131,579
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	29,600	29,659,318
Hyundai Auto Receivables Trust 2010-B A3	0.97%	4/15/2015	33,193	33,306,616
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	33,000	33,041,085
Nissan Auto Lease Trust 2012-A A3	0.98%	5/15/2015	59,500	60,021,279
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%	10/15/2014	23,500	23,544,920
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	19,803	19,969,588
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	4,886	4,890,698
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	4,563	4,568,876
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	5,862	5,876,507
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%	4/15/2015	23,000	23,171,419
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%	9/15/2015	14,000	14,170,429
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	17,539	17,619,364
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	13,110	13,147,514
Santander Drive Auto Receivables Trust 2012-3 A3	1.08%	4/15/2016	19,717	19,847,665
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	64,588	64,790,677

Total				701,225,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Credit Cards 1.32%

American Express Credit Account Master Trust 2012-3 B	0.737%#	3/15/2018	$21,700	$21,751,707
Bank of America Credit Card Trust 2008-B1	1.74%#	6/15/2015	15,975	16,046,113
Bank One Issuance Trust 2003-A4	0.49%#	1/15/2016	21,275	21,317,337
Capital One Multi-Asset Execution Trust 2006-A5	0.30%#	1/15/2016	5,500	5,498,867
Chase Issuance Trust 2004-A8	0.36%#	9/15/2015	9,250	9,254,569
Chase Issuance Trust 2007-A17 A	5.12%	10/15/2014	8,240	8,288,488
Chase Issuance Trust 2008-A4	4.65%	3/15/2015	52,350	53,559,678
Citibank Credit Card Issuance Trust 2002-A10	0.488%#	12/17/2014	12,900	12,910,056
Citibank Omni Master Trust 2009-A14A†	2.99%#	8/15/2018	68,810	72,167,412
Discover Card Master Trust 2008-A4	5.65%	12/15/2015	3,255	3,389,200
MBNA Credit Card Master Note Trust 2004-B1	4.45%	8/15/2016	27,200	28,715,054
MBNA Credit Card Master Note Trust 2006-C1	0.66%#	7/15/2015	15,000	15,001,747
World Financial Network Credit Card Master Trust 2006-A†	0.37%#	2/15/2017	51,525	51,511,835

Total				319,412,063

Home Equity 0.16%

Bear Stearns Asset Backed Securities Trust 2006-HE10 21A1	0.306%#	12/25/2036	8,030	7,614,439
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.356%#	4/25/2037	5,896	5,834,120
Citigroup Mortgage Loan Trust, Inc. 2007-AMC4 A2A	0.296%#	5/25/2037	7,361	7,172,033
Option One Mortgage Loan Trust 2005-1 A4	0.636%#	2/25/2035	20,434	18,576,904
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	204	201,345

Total				39,398,841

Other 2.02%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.566%#	6/25/2035	14,138	14,036,539
Illinois Student Assistance Commission 2010-1 A1	0.931%#	4/25/2017	2,626	2,628,462
Morgan Stanley ABS Capital I 2006-HE1 A3	0.416%#	1/25/2036	15,663	14,827,509
Nelnet Student Loan Trust 2010-3A A†	1.231%#	7/27/2048	11,957	11,934,553
Nelnet Student Loan Trust 2010-4A A†	1.036%#	4/25/2046	24,292	24,509,824
Nelnet Student Loan Trust 2012-1A A†	1.036%#	12/27/2039	23,291	23,322,571
Pennsylvania Higher Education Assistance Agency 2009-2 A1	1.051%#	4/25/2019	4,509	4,478,482
Saxon Asset Securities Trust 2006-3 A2	0.346%#	10/25/2046	7,412	7,281,248
SLM Student Loan Trust 2004-1 A2	0.591%#	7/25/2018	386	386,095
SLM Student Loan Trust 2004-2 A4	0.581%#	10/25/2019	6,382	6,378,254
SLM Student Loan Trust 2005-A A2	0.608%#	12/15/2020	12,431	12,321,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Other (continued)

SLM Student Loan Trust 2006-2 A4	0.541%#	10/25/2022	$18,850	$18,799,886
SLM Student Loan Trust 2007-2 A2	0.451%#	7/25/2017	31,347	31,295,643
SLM Student Loan Trust 2007-6 A2(a)	0.701%#	1/25/2019	19,026	19,042,624
SLM Student Loan Trust 2007-7 A2	0.651%#	1/25/2016	12,475	12,486,468
SLM Student Loan Trust 2010-A 2A†	3.49%#	5/16/2044	76,927	79,811,078
SLM Student Loan Trust 2010-B A1†	2.16%#	8/15/2016	2,138	2,143,725
SLM Student Loan Trust 2010-C A1†	1.89%#	12/15/2017	21,667	21,714,590
SLM Student Loan Trust 2011-1 A1	0.756%#	3/25/2026	32,614	32,638,769
SLM Student Loan Trust 2011-A A1†	1.24%#	10/15/2024	32,692	32,760,259
SLM Student Loan Trust 2011-B A1†	1.09%#	12/16/2024	40,556	40,553,417
SLM Student Loan Trust 2011-C A1†	1.64%#	12/15/2023	13,067	13,165,392
SLM Student Loan Trust 2012-A A1†	1.64%#	8/15/2025	24,436	24,624,693
SLM Student Loan Trust 2012-C A1†	1.34%#	8/15/2023	27,660	27,722,688
Structured Asset Securities Corp. 2006-GEL3 A2†	0.466%#	7/25/2036	10,658	9,797,719

Total				488,661,776

Total Asset-Backed Securities (cost $1,545,088,215)				1,548,698,376

CONVERTIBLE BONDS 0.18%

Financial: Miscellaneous 0.06%

NASDAQ OMX Group, Inc. (The)	2.50%	8/15/2013	14,555	14,718,744

Metal Fabricating 0.02%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	3,949	3,879,893

Oil: Integrated International 0.10%

Transocean, Inc.	1.50%	12/15/2037	24,675	24,860,062

Total Convertible Bonds (cost $43,200,841)				43,458,699

CORPORATE BONDS 46.86%

Advertising 0.07%

MDC Partners, Inc.	11.00%	11/1/2016	16,395	17,829,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Aerospace/Defense 0.03%

BAE Systems Holdings, Inc.†	5.20%	8/15/2015	$4,935	$5,396,052
BAE Systems plc (United Kingdom)†(b)	3.50%	10/11/2016	1,780	1,872,950

Total				7,269,002

Air Transportation 0.08%

Continental Airlines, Inc.	7.461%	4/1/2015	2,404	2,476,253
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	15,500	15,999,147

Total				18,475,400

Apparel 0.01%

Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	2,500	2,287,500

Auto Parts: Original Equipment 0.10%

Hertz Corp. (The)	7.50%	10/15/2018	10,065	10,907,944

International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	4,925	4,746,469
Stanadyne Corp.	10.00%	8/15/2014	3,750	3,496,875
Stanadyne Holdings, Inc.	12.00%	2/15/2015	6,930	4,582,462

Total				23,733,750

Auto: Replacement Parts 0.03%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	8,015	8,135,305

Auto: Trucks & Parts 0.00%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	475	483,906

Automotive 0.33%

Daimler Finance North America LLC†	1.668%#	9/13/2013	8,365	8,430,749
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	13,600	14,146,638
Roper Industries, Inc.	6.625%	8/15/2013	19,411	20,471,384
Tenneco, Inc.	7.75%	8/15/2018	725	793,875
TRW Automotive, Inc.†	8.875%	12/1/2017	32,324	36,122,070

Total				79,964,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified 8.43%

Associated Banc-Corp.	5.125%	3/28/2016	$64,131	$68,707,452
Banco del Estado de Chile COD	2.03%	4/2/2015	7,900	7,900,000
Banco do Brasil SA	3.875%	1/23/2017	24,800	25,792,000
Banco do Nordeste do Brasil SA (Brazil)†(b)	4.375%	5/3/2019	9,800	9,885,750
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	709	713,325
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	6,969	7,247,760
Bank of America Corp.	4.90%	5/1/2013	39,930	40,903,334
Bank of America Corp.	5.75%	12/1/2017	62,330	69,770,519
Bank of America Corp.	6.00%	9/1/2017	2,975	3,357,395
Bank of America Corp.	7.375%	5/15/2014	84,325	92,056,253
Bank of America Corp.	7.75%	8/15/2015	985	1,102,839
Bank of America NA	5.30%	3/15/2017	10,497	11,436,691
Bank of Nova Scotia (Canada)†(b)	2.15%	8/3/2016	47,820	50,291,720
BBVA Bancomer SA†	4.50%	3/10/2016	3,525	3,718,875
CIT Group, Inc.†	4.75%	2/15/2015	16,950	17,691,563
CIT Group, Inc.†	7.00%	5/2/2016	42,369	42,527,521
Citigroup, Inc.	4.587%	12/15/2015	19,755	21,270,307
Citigroup, Inc.	4.70%	5/29/2015	26,675	28,411,649
Citigroup, Inc.	5.30%	1/7/2016	16,825	18,232,832
Citigroup, Inc.	5.50%	4/11/2013	94,575	97,157,749
Citigroup, Inc.	5.85%	8/2/2016	24,834	27,724,876
Citigroup, Inc.	6.00%	12/13/2013	19,750	20,875,000
Citigroup, Inc.	6.01%	1/15/2015	12,500	13,664,613
Citigroup, Inc.	6.125%	11/21/2017	16,482	19,049,929
Citigroup, Inc.	6.125%	5/15/2018	7,928	9,205,581
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	33,310	34,857,116
DnB Bank ASA (Norway)†(b)	3.20%	4/3/2017	45,450	47,194,962
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	66,200	68,519,979
Fifth Third Bancorp	6.25%	5/1/2013	14,720	15,251,451
Fifth Third Bank	4.75%	2/1/2015	6,317	6,738,104
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	4,900	4,875,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	2,125	2,211,738
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	14,996,841
Goldman Sachs Group, Inc. (The)	3.30%	5/3/2015	49,050	50,668,748
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	40,605	42,131,829
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	47,865	50,178,411
Goldman Sachs Group, Inc. (The)	5.125%	1/15/2015	9,350	9,999,890
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	13,545	14,702,718
Goldman Sachs Group, Inc. (The)	6.15%	4/1/2018	14,775	16,819,579
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	8,775	9,038,250
HSBC Bank USA	4.625%	4/1/2014	23,650	24,753,083
HSBC USA, Inc.	2.375%	2/13/2015	16,450	16,865,445
JPMorgan Chase & Co.	3.45%	3/1/2016	142,471	151,817,525
JPMorgan Chase & Co.	5.375%	10/1/2012	32,400	32,515,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

JPMorgan Chase & Co.	5.75%	1/2/2013	$74,390	$75,537,168
JPMorgan Chase Bank NA	6.00%	10/1/2017	26,705	31,475,661
Morgan Stanley	2.052%#	1/24/2014	7,200	7,154,921
Morgan Stanley	5.375%	10/15/2015	33,900	35,716,532
Morgan Stanley	5.55%	4/27/2017	28,125	29,878,903
Morgan Stanley	5.95%	12/28/2017	9,850	10,550,453
Morgan Stanley	6.00%	5/13/2014	29,411	31,107,515
Morgan Stanley	6.00%	4/28/2015	71,401	76,114,180
Nordea Bank AB (Sweden)†(b)	3.125%	3/20/2017	19,775	20,573,890
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%	9/22/2016	52,740	54,549,351
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	290	295,075
Regions Financial Corp.	4.875%	4/26/2013	5,525	5,566,438
Regions Financial Corp.	7.75%	11/10/2014	5,000	5,551,000
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	5.298%	12/27/2017	13,800	14,559,000
Russian Agricultural Bank OJSC via RSHB Capital SA (Luxembourg)†(b)	9.00%	6/11/2014	4,900	5,439,000
Sberbank via SB Capital SA (Russia)†(b)	4.95%	2/7/2017	11,800	12,360,500
Sberbank via SB Capital SA (Russia)(b)	5.40%	3/24/2017	4,900	5,218,402
Shinhan Bank (South Korea)†(b)	4.375%	7/27/2017	5,800	6,314,483
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%	6/30/2017	67,210	70,020,588
State Bank of India (United Kingdom)†(b)	4.125%	8/1/2017	14,800	14,828,194
Swedbank Hypotek AB (Sweden)†(b)	2.95%	3/28/2016	33,630	35,842,989
Synovus Financial Corp.	7.875%	2/15/2019	14,175	15,592,500
Turkiye Halk Bankasi AS (Turkey)†(b)	4.875%	7/19/2017	19,800	20,394,000
Turkiye Vakiflar Bankasi Tao (Turkey)†(b)	5.75%	4/24/2017	17,300	18,294,750
Vietnam Joint Stock Commercial Bank for Industry & Trade (Vietnam)†(b)	8.00%	5/17/2017	4,200	4,053,000
VTB Bank OJSC via VTB Capital SA (Luxembourg)†(b)	6.00%	4/12/2017	7,800	8,151,000
Wells Fargo & Co.	1.50%	7/1/2015	19,475	19,789,677
Wells Fargo Bank, NA	4.75%	2/9/2015	12,750	13,797,221
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	67,570	70,765,115

Total				2,042,323,552

Banks: Money Center 0.89%

1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%	6/4/2015	13,575	14,515,014
Banco de Credito del Peru (Peru)†(b)	4.75%	3/16/2016	9,900	10,444,500
Banco Latinoamericano de Comercio Exterior SA (Panama)†(b)	3.75%	4/4/2017	7,800	7,995,000
Caribbean Development Bank†	0.755%#	7/19/2013	3,800	3,806,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Money Center (continued)

Central American Bank for Economic Integration (Honduras)†(b)	6.75%	4/15/2013	$9,875	$10,253,687
European Investment Bank (Luxembourg)(b)	4.875%	2/16/2016	19,001	21,674,764
European Investment Bank (Luxembourg)(b)	5.125%	9/13/2016	19,017	22,211,457
Export Credit Bank of Turkey (Turkey)†(b)	5.875%	4/24/2019	5,800	6,358,540
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	6,675	7,180,304
Wachovia Corp.	5.625%	10/15/2016	11,026	12,707,156
Zions Bancorporation	4.00%	6/20/2016	19,700	20,003,163
Zions Bancorporation	4.50%	3/27/2017	52,000	54,415,712
Zions Bancorporation	7.75%	9/23/2014	23,173	25,326,328

Total				216,892,503

Beverages 0.26%

Beam, Inc.	4.875%	12/1/2013	500	522,514
Beam, Inc.	5.375%	1/15/2016	2,599	2,962,639
Central American Bottling Corp.†	6.75%	2/9/2022	5,511	5,965,658
Cott Beverages, Inc.	8.375%	11/15/2017	1,100	1,208,625
Foster’s Finance Corp.†	4.875%	10/1/2014	1,900	2,044,514
Pernod Ricard SA (France)†(b)	2.95%	1/15/2017	49,300	51,431,584

Total				64,135,534

Biotechnology Research & Production 0.25%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	27,680	30,448,000
Life Technologies Corp.	3.375%	3/1/2013	23,379	23,606,080
Life Technologies Corp.	4.40%	3/1/2015	5,796	6,163,977

Total				60,218,057

Broadcasting 0.12%

Cox Communications, Inc.	4.625%	6/1/2013	10,194	10,500,126
Cox Communications, Inc.	7.125%	10/1/2012	19,171	19,256,349

Total				29,756,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Brokers 0.19%

E*Trade Financial Corp.	6.75%	6/1/2016	$4,900	$5,120,500
E*Trade Financial Corp.	12.50%	11/30/2017	18,350	21,033,688
Raymond James Financial, Inc.	4.25%	4/15/2016	6,250	6,600,425
Raymond James Financial, Inc.	8.60%	8/15/2019	10,915	13,730,240

Total				46,484,853

Building Materials 0.09%

Cimento Tupi SA (Brazil)†(b)	9.75%	5/11/2018	3,850	3,946,250
Nortek, Inc.	8.50%	4/15/2021	10,330	11,027,275
Owens Corning, Inc.	6.50%	12/1/2016	6,500	7,258,121

Total				22,231,646

Business Services 0.27%

Alliance Data Systems Corp.†	6.375%	4/1/2020	5,325	5,538,000
American Residential Services LLC†	12.00%	4/15/2015	4,100	4,079,500
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	5,300	5,578,250
Iron Mountain, Inc.	8.375%	8/15/2021	3,870	4,295,700
Monitronics International, Inc.	9.125%	4/1/2020	8,050	8,251,250
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(b)	10.25%	4/1/2017	8,300	8,901,750
UR Merger Sub Corp.†	5.75%	7/15/2018	4,075	4,319,500
UR Merger Sub Corp.	9.25%	12/15/2019	1,175	1,327,750
Verisk Analytics, Inc.	4.875%	1/15/2019	21,400	23,092,612

Total				65,384,312

Cable Services 0.11%

Historic TW, Inc.	9.125%	1/15/2013	10,669	10,986,637
Time Warner Cable, Inc.	6.20%	7/1/2013	14,625	15,299,154

Total				26,285,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Chemicals 0.89%

Airgas, Inc.	2.85%	10/1/2013	$8,110	$8,282,021
Airgas, Inc.	7.125%	10/1/2018	50,424	54,301,555
Cabot Finance BV (Netherlands)†(b)	5.25%	9/1/2013	6,400	6,628,058
Chemtura Corp.	7.875%	9/1/2018	2,850	3,085,125
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	43,056	44,693,764
INEOS Finance plc (United Kingdom)†(b)	8.375%	2/15/2019	3,525	3,723,281
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	12,085	11,450,538
LyondellBasell Industries NV (Netherlands)(b)	5.00%	4/15/2019	14,300	15,229,500
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	18,267	19,433,677
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,000	7,680,000
Rhodia SA (France)†(b)	6.875%	9/15/2020	10,530	11,846,250
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	26,785	28,739,903

Total				215,093,672

Coal 0.04%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	8.25%	12/15/2017	5,238	5,709,420
Peabody Energy Corp.†	6.00%	11/15/2018	2,800	2,877,000

Total				8,586,420

Communications & Media 0.08%

Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,300	1,306,500
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	16,975	19,012,000

Total				20,318,500

Computer Hardware 1.04%

Hewlett-Packard Co.	1.25%	9/13/2013	27,497	27,579,628
Hewlett-Packard Co.	2.35%	3/15/2015	25,000	25,388,725
Hewlett-Packard Co.	4.50%	3/1/2013	120,084	122,203,843
Hewlett-Packard Co.	6.125%	3/1/2014	31,898	34,144,672
Lexmark International, Inc.	5.90%	6/1/2013	8,985	9,243,283
Seagate Technology International†	10.00%	5/1/2014	30,290	33,546,175

Total				252,106,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Computer Service 0.16%

Computer Sciences Corp.	5.50%	3/15/2013	$37,500	$38,203,125

Computer Software 0.53%

BMC Software, Inc.	7.25%	6/1/2018	9,875	11,960,205
HP Enterprise Services LLC	6.00%	8/1/2013	2,980	3,116,782
SunGard Data Systems, Inc.	10.25%	8/15/2015	56,750	58,239,688
Symantec Corp.	2.75%	9/15/2015	4,925	5,096,316
Symantec Corp.	2.75%	6/15/2017	49,175	50,063,199

Total				128,476,190

Construction/Homebuilding 0.16%

CRH America, Inc.	4.125%	1/15/2016	5,744	5,954,764
CRH America, Inc.	6.00%	9/30/2016	3,515	3,902,849
CRH America, Inc.	8.125%	7/15/2018	5,140	6,233,895
Desarrolladora Homex SAB de CV (Mexico)†(b)	9.75%	3/25/2020	3,480	3,497,400
Empresas ICA SAB de CV (Mexico)†(b)	8.375%	7/24/2017	13,625	13,965,625
Odebrecht Finance Ltd.†	7.00%	4/21/2020	4,900	5,537,000

Total				39,091,533

Consumer Products 0.32%

Avon Products, Inc.	4.625%	5/15/2013	7,925	8,044,818
Avon Products, Inc.	4.80%	3/1/2013	11,803	11,982,063
Avon Products, Inc.	5.625%	3/1/2014	54,155	57,012,760

Total				77,039,641

Containers 0.32%

Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	20,416	22,049,280
Rock-Tenn Co.†	4.45%	3/1/2019	13,105	13,848,263
Rock-Tenn Co.	5.625%	3/15/2013	19,663	20,007,103
Sealed Air Corp.	7.875%	6/15/2017	14,850	16,075,125
Sealed Air Corp.†	8.125%	9/15/2019	5,350	5,978,625

Total				77,958,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Copper 0.02%

Southern Copper Corp.	6.375%	7/27/2015	$4,400	$4,969,914

Data Product, Equipment & Communications 0.22%

Fidelity National Information Services, Inc.	7.625%	7/15/2017	46,078	50,916,190
Fidelity National Information Services, Inc.	7.875%	7/15/2020	1,324	1,489,500

Total				52,405,690

Diversified 0.19%

Ingersoll-Rand Global Holding Co., Ltd.	6.00%	8/15/2013	9,533	9,993,120
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	31,685	35,679,274

Total				45,672,394

Diversified Materials & Processing 0.09%

Kilroy Realty LP	5.00%	11/3/2015	21,011	22,906,339

Drugs 0.16%

Express Scripts Holding Co.†	2.10%	2/12/2015	8,345	8,510,815
Express Scripts Holding Co.†	2.75%	11/21/2014	9,220	9,560,568
McKesson Corp.	5.25%	3/1/2013	7,900	8,081,842
Watson Pharmaceuticals, Inc.	5.00%	8/15/2014	11,069	11,784,910

Total				37,938,135

Electric: Equipment/Components 0.02%

Centrais Eletricas Brasileiras SA (Brazil)†(b)	7.75%	11/30/2015	3,179	3,719,430

Electric: Power 1.99%

Black Hills Corp.	6.50%	5/15/2013	5,750	5,946,966
Black Hills Corp.	9.00%	5/15/2014	9,427	10,493,109
CE Generation LLC	7.416%	12/15/2018	25,332	25,395,689
DPL, Inc.†	6.50%	10/15/2016	14,000	15,470,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	51,004	54,024,100
Elwood Energy LLC	8.159%	7/5/2026	7,376	7,467,749
Entergy Mississippi, Inc.	3.25%	6/1/2016	10,900	11,383,513
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	23,567	24,520,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Power (continued)

Great Plains Energy, Inc.	2.75%	8/15/2013	$4,350	$4,411,287
Indiantown Cogeneration LP	9.77%	12/15/2020	24,491	25,924,818
Metropolitan Edison Co.	4.95%	3/15/2013	7,000	7,146,678
Nevada Power Co.	7.375%	1/15/2014	3,000	3,265,779
NiSource Finance Corp.	6.15%	3/1/2013	16,342	16,782,172
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	29,220	33,091,650
Oncor Electric Delivery Co.	6.375%	1/15/2015	61,817	68,516,850
Oncor Electric Delivery Co.	6.80%	9/1/2018	6,700	8,204,405
Pedernales Electric Cooperative, Inc.†	4.093%	11/15/2012	699	700,073
PNM Resources, Inc.	9.25%	5/15/2015	14,260	16,381,175
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	57,940	61,250,170
Red Oak Power LLC	8.54%	11/30/2019	20,813	22,114,067
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	1,969	2,116,461
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(b)	11.50%	2/12/2015	14,945	16,197,391
Trans-Allegheny Interstate Line Co.†	4.00%	1/15/2015	38,686	40,625,329

Total				481,429,643

Electrical: Household 0.06%

WireCo WorldGroup, Inc.	9.50%	5/15/2017	14,300	14,907,750

Electronics 0.19%

FLIR Systems, Inc.	3.75%	9/1/2016	24,750	25,544,945
Jabil Circuit, Inc.	7.75%	7/15/2016	17,426	20,214,160

Total				45,759,105

Electronics: Semi-Conductors/Components 0.04%

Agilent Technologies, Inc.	2.50%	7/15/2013	6,750	6,839,768
Agilent Technologies, Inc.	4.45%	9/14/2012	3,239	3,241,760

Total				10,081,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy Equipment & Services 0.86%

Energy Transfer Partners LP	5.95%	2/1/2015	$51,988	$57,053,659
Energy Transfer Partners LP	6.00%	7/1/2013	72,782	75,543,786
Energy Transfer Partners LP	8.50%	4/15/2014	7,580	8,380,918
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	9,130	9,498,760
NRG Energy, Inc.	7.375%	1/15/2017	56,387	58,712,964

Total				209,190,087

Engineering & Contracting Services 0.09%

BAA Funding Ltd. (United Kingdom)†(b)	2.50%	6/25/2015	5,050	5,147,798
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,973	17,543,533

Total				22,691,331

Entertainment 1.07%

American Casino & Entertainment Properties LLC/ACEP Finance Corp.	11.00%	6/15/2014	21,716	22,801,800
Greektown Superholdings, Inc.	13.00%	7/1/2015	27,850	30,217,250
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	15,875	17,780,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	14,540	16,212,100
Production Resource Group LLC	8.875%	5/1/2019	9,490	6,761,625
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	11,000	11,203,863
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	2,605	2,702,554
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	6,033	6,666,465
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	25,260	25,765,200
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	59,444	62,948,759
Universal City Development Partners Ltd./UCDP Finance, Inc.	10.875%	11/15/2016	30,724	35,756,868
WMG Acquisition Corp.	9.50%	6/15/2016	17,615	19,376,500

Total				258,192,984

Environmental Services 0.11%

Casella Waste Systems, Inc.	11.00%	7/15/2014	25,584	27,246,960

Financial Services 3.12%

Air Lease Corp.†	5.625%	4/1/2017	31,750	31,829,375
American Express Bank FSB	5.50%	4/16/2013	1,635	1,684,835
American Express Credit Corp.	7.30%	8/20/2013	33,650	35,800,201
Aon Corp.	3.50%	9/30/2015	12,000	12,661,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

Astoria Depositor Corp.†	7.902%		5/1/2021	$13,580	$11,814,415
Banco Bradesco SA†	2.537%	#	5/16/2014	7,800	7,833,189
Banco Bradesco SA†	4.50%		1/12/2017	9,800	10,363,500
Bear Stearns Cos. LLC (The)	5.55%		1/22/2017	9,875	11,185,985
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015	45,440	46,148,637
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(b)	6.50%		5/30/2021	9,300	9,425,485
ERAC USA Finance LLC†	2.25%		1/10/2014	27,130	27,427,508
ERAC USA Finance LLC†	2.75%		7/1/2013	3,725	3,782,849
ERAC USA Finance LLC†	2.75%		3/15/2017	9,740	10,049,810
ERAC USA Finance LLC†	5.60%		5/1/2015	4,994	5,494,519
ERAC USA Finance LLC†	5.80%		10/15/2012	24,808	24,937,919
FMR LLC†	4.75%		3/1/2013	10,895	11,088,746
General Electric Capital Corp.	2.30%		4/27/2017	32,075	33,146,626
General Electric Capital Corp.	4.375%		9/21/2015	24,025	26,335,845
General Electric Capital Corp.	5.40%		9/20/2013	31,175	32,758,565
General Electric Capital Corp.	5.625%		9/15/2017	46,030	54,450,084
General Electric Capital Corp.	5.625%		5/1/2018	26,294	31,176,875
General Electric Capital Corp.	6.90%		9/15/2015	5,000	5,781,390
HSBC Finance Corp.	5.25%		1/15/2014	18,552	19,365,208
Hyundai Capital America†	3.75%		4/6/2016	3,750	3,952,403
Hyundai Capital America†	4.00%		6/8/2017	6,900	7,389,638
Hyundai Capital Services, Inc. (South Korea)†(b)	3.50%		9/13/2017	3,800	3,967,056
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%		7/27/2016	9,286	9,970,127
Marsh & McLennan Cos., Inc.	5.375%		7/15/2014	3,700	3,950,923
Merrill Lynch & Co., Inc.	5.45%		2/5/2013	54,900	55,918,505
Merrill Lynch & Co., Inc.	6.15%		4/25/2013	6,985	7,208,122
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	20,253	22,126,402
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%		3/15/2020	11,300	12,006,250
Prudential Financial, Inc.	4.75%		4/1/2014	14,800	15,613,615
Prudential Financial, Inc.	6.20%		1/15/2015	4,875	5,385,510
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%		6/15/2019	9,110	9,702,150
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%		9/1/2018	4,106	4,701,370
Salton Sea Funding Corp.	7.475%		11/30/2018	2,016	2,079,123
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	22,366	23,133,366
TD Ameritrade Holding Corp.	2.95%		12/1/2012	1,589	1,596,649
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	39,788	42,112,534
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	6,350	6,612,693
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014	50,559	55,287,834

Total					757,257,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Financial: Miscellaneous 1.81%

Bunge Ltd. Finance Corp.	5.875%		5/15/2013	$9,530	$9,832,463
Compagnie de Financement Foncier SA (France)†(b)	2.125%		4/22/2013	54,790	55,253,414
Compagnie de Financement Foncier SA (France)†(b)	2.25%		3/7/2014	42,200	42,926,515
Equifax, Inc.	4.45%		12/1/2014	3,454	3,665,150
Ford Motor Credit Co. LLC	2.75%		5/15/2015	29,500	29,901,465
Ford Motor Credit Co. LLC	4.25%		2/3/2017	24,800	25,978,174
Ford Motor Credit Co. LLC	7.00%		4/15/2015	24,800	27,668,864
Ford Motor Credit Co. LLC	8.00%		12/15/2016	49,559	59,362,960
Ford Motor Credit Co. LLC	8.70%		10/1/2014	12,700	14,398,892
Ford Motor Credit Co. LLC	12.00%		5/15/2015	18,565	23,252,662
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	13,301	13,920,600
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	17,900	19,317,555
SLM Corp.	5.375%		1/15/2013	7,751	7,886,991
SLM Corp.	6.00%		1/25/2017	5,375	5,710,938
SLM Corp.	6.25%		1/25/2016	90,930	97,749,750
Turkiye Garanti Bankasi AS (Turkey)†(b)	2.955%	#	4/20/2016	2,500	2,426,475

Total					439,252,868

Food 0.82%

CCL Finance Ltd.†	9.50%		8/15/2014	4,359	4,947,465
CFG Investment SAC (Peru)†(b)	9.75%		7/30/2019	16,700	16,199,000
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%		2/10/2017	3,827	4,152,295
Dean Foods Co.	7.00%		6/1/2016	15,470	16,494,888
Dean Foods Co.	9.75%		12/15/2018	20,690	23,198,662
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%		2/1/2020	12,163	11,585,258
JBS USA LLC/JBS USA Finance, Inc.	11.625%		5/1/2014	3,900	4,407,000
Kraft Foods, Inc.	1.333%	#	7/10/2013	18,456	18,471,282
Kraft Foods, Inc.	2.625%		5/8/2013	4,825	4,889,023
Minerva Luxembourg SA (Luxembourg)†(b)	12.25%		2/10/2022	5,250	6,037,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%		4/1/2015	25,594	26,393,812
Southern States Cooperative, Inc.†	11.25%		5/15/2015	12,065	12,728,575
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	46,965	48,532,269

Total					198,037,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food/Beverage 0.03%

Cadbury Schweppes US Finance LLC†	5.125%	10/1/2013	$6,250	$6,520,575

Gaming 0.15%

CCM Merger, Inc.†	9.125%	5/1/2019	14,450	14,594,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	20,358	21,477,690

Total				36,072,190

Health Care Management Services 0.03%

WellPoint, Inc.	6.00%	2/15/2014	6,430	6,881,958

Health Care Products 0.46%

Biogen Idec, Inc.	6.00%	3/1/2013	9,560	9,801,113
Biomet, Inc.	10.00%	10/15/2017	4,700	4,996,687
Biomet, Inc.	11.625%	10/15/2017	52,277	56,132,429
Boston Scientific Corp.	6.25%	11/15/2015	9,900	11,221,264
Hanger, Inc.	7.125%	11/15/2018	550	576,125
HCA, Inc.	8.50%	4/15/2019	24,635	27,899,137

Total				110,626,755

Health Care Services 0.23%

Community Health Systems, Inc.	8.00%	11/15/2019	18,377	19,939,045
Kindred Healthcare, Inc.	8.25%	6/1/2019	5,400	5,238,000
Medco Health Solutions, Inc.	6.125%	3/15/2013	16,634	17,104,143
Nationwide Health Properties, Inc.	6.00%	5/20/2015	990	1,104,359
Nationwide Health Properties, Inc.	6.25%	2/1/2013	11,561	11,787,977

Total				55,173,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Household Equipment/Products 0.20%

American Standard Americas†	10.75%	1/15/2016	$5,875	$5,287,500
Newell Rubbermaid, Inc.	2.00%	6/15/2015	7,772	7,833,166
Newell Rubbermaid, Inc.	5.50%	4/15/2013	1,600	1,644,006
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	32,596	34,633,250

Total				49,397,922

Household Furnishings 0.31%

Simmons Bedding Co.†	11.25%	7/15/2015	33,376	34,627,934
Whirlpool Corp.	5.50%	3/1/2013	4,209	4,294,935
Whirlpool Corp.	8.60%	5/1/2014	33,607	37,367,455

Total				76,290,324

Insurance 0.98%

American International Group, Inc.	3.80%	3/22/2017	48,015	50,869,012
American International Group, Inc.	4.875%	9/15/2016	34,050	37,359,422
American International Group, Inc.	5.05%	10/1/2015	4,925	5,356,026
American International Group, Inc.	8.25%	8/15/2018	4,900	6,197,005
Fidelity National Financial, Inc.	6.60%	5/15/2017	13,850	15,412,446
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	22,472	23,660,769
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	14,025	15,906,201
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	18,574	18,574,000
Markel Corp.	6.80%	2/15/2013	23,650	24,193,690
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	7,000	7,378,826
Willis North America, Inc.	5.625%	7/15/2015	23,095	25,074,542
Willis North America, Inc.	6.20%	3/28/2017	6,041	6,878,252

Total				236,860,191

Investment Management Companies 0.36%

Lazard Group LLC	6.85%	6/15/2017	31,098	35,113,622
Lazard Group LLC	7.125%	5/15/2015	38,589	42,370,838
Nuveen Investments, Inc.	10.50%	11/15/2015	9,580	9,795,550

Total				87,280,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Jewelry, Watches & Gemstones 0.07%

ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	$16,343	$18,140,730

Leasing 0.48%

International Lease Finance Corp.	5.625%	9/20/2013	13,249	13,745,838
International Lease Finance Corp.	5.75%	5/15/2016	18,500	19,396,510
International Lease Finance Corp.	6.375%	3/25/2013	4,975	5,099,375
International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,350,000
International Lease Finance Corp.	8.625%	9/15/2015	5,225	5,878,125
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	18,800	19,834,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	11,857	11,963,203
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.125%	5/11/2015	985	1,001,664
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	32,400	32,898,344

Total				115,167,059

Leisure 0.00%

Chester Downs & Marina LLC†	9.25%	2/1/2020	1,150	1,167,250

Lodging 0.16%

Hyatt Hotels Corp.	3.875%	8/15/2016	11,110	11,832,561
Hyatt Hotels Corp.†	5.75%	8/15/2015	2,452	2,689,925
Marina District Finance Co., Inc.	9.50%	10/15/2015	13,000	12,935,000
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	10,725	11,475,750

Total				38,933,236

Machinery: Agricultural 0.34%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	14,942	13,373,090
Camposol SA (Peru)†(b)	9.875%	2/2/2017	12,579	13,616,767
Lorillard Tobacco Co.	8.125%	6/23/2019	21,760	27,971,240
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	10,000	9,925,000
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	10.50%	1/28/2018	2,450	2,382,625
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(b)	11.75%	2/9/2022	15,650	15,219,625

Total				82,488,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Industrial/Specialty 0.12%

Cleaver-Brooks, Inc.†	12.25%	5/1/2016	$9,865	$10,530,888
CPM Holdings, Inc.	10.625%	9/1/2014	13,884	14,697,949
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	4,375	4,681,250

Total				29,910,087

Machinery: Oil Well Equipment & Services 0.08%

National Oilwell Varco, Inc.	6.125%	8/15/2015	16,320	16,540,336
Ormat Funding Corp.	8.25%	12/30/2020	2,687	2,512,629

Total				19,052,965

Manufacturing 0.14%

JB Poindexter & Co., Inc.†	9.00%	4/1/2022	7,700	7,738,500
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	23,816	25,183,681

Total				32,922,181

Materials & Commodities 0.11%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	25,240	27,890,200

Media 0.88%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	4.75%	10/1/2014	25,350	27,263,317
Globo Comunicacao e Participacoes SA (Brazil)(7.25% after 5/11/2017)~†(b)	5.307%	5/11/2022	14,800	16,280,000
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	3,650	3,969,375
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	23,663	27,567,395
Thomson Reuters Corp.	5.25%	8/15/2013	905	944,313
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	1,500	1,537,500
Videotron Ltee (Canada)(b)	9.125%	4/15/2018	13,130	14,377,350
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	110,146	120,609,870

Total				212,549,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Metal Fabricating 0.13%

Constellation Enterprises LLC†	10.625%	2/1/2016		$1,000	$1,030,000
Timken Co.	6.00%	9/15/2014		16,795	18,172,895
TriMas Corp.	9.75%	12/15/2017		10,020	11,222,400
Xstrata Canada Corp. (Canada)(b)	6.00%	10/15/2015		1,975	2,201,256

Total					32,626,551

Metals & Minerals: Miscellaneous 1.79%

Allied Nevada Gold Corp.†(c)	8.75%	6/1/2019	CAD	17,750	18,141,643
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014		$40,016	44,895,111
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019		88,552	118,079,222
Barrick Gold Corp. (Canada)(b)	2.90%	5/30/2016		10,475	11,033,873
Compass Minerals International, Inc.	8.00%	6/1/2019		17,658	19,247,220
Corp. Nacional del Cobre de Chile (Chile)†(b)	4.75%	10/15/2014		6,900	7,384,104
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015		28,185	27,832,688
Kinross Gold Corp. (Canada)(b)	3.625%	9/1/2016		36,583	37,049,506
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018		3,850	2,858,625
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020		1,800	1,903,500
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019		23,016	23,821,560
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018		8,500	8,776,250
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019		92,123	112,068,274

Total					433,091,576

Natural Gas 0.22%

Florida Gas Transmission Co. LLC†	4.00%	7/15/2015		8,785	9,228,537
SourceGas LLC†	5.90%	4/1/2017		3,180	3,415,851
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016		1,925	2,133,100
Tennessee Gas Pipeline Co.	8.00%	2/1/2016		32,680	38,804,330

Total					53,581,818

Oil 1.82%

Afren plc (United Kingdom)†(b)	10.25%	4/8/2019		9,800	10,853,500
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016		17,250	19,449,375
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		1,589	1,684,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil (continued)

BP Capital Markets plc (United Kingdom)(b)	1.846%	5/5/2017	$34,000	$34,835,686
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	15,775	16,394,626
Chaparral Energy, Inc.†	7.625%	11/15/2022	8,000	8,500,000
CNPC General Capital Ltd. (China)†(b)	2.75%	4/19/2017	9,800	10,148,566
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	4,000	4,171,544
Concho Resources, Inc.	5.50%	4/1/2023	8,205	8,502,431
Continental Resources, Inc.	7.375%	10/1/2020	13,647	15,386,992
Continental Resources, Inc.	8.25%	10/1/2019	1,248	1,416,480
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	5,971	6,374,043
Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	11,952	13,386,240
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	16,800	17,855,712
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	8.125%	7/31/2014	1,500	1,657,941
GlobalSantaFe Corp.	5.00%	2/15/2013	8,129	8,269,567
HollyFrontier Corp.	9.875%	6/15/2017	24,000	26,460,000
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	10,300	10,843,325
KazMunaiGas National Co. (Kazakhstan)†(b)	11.75%	1/23/2015	4,900	5,929,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	12,700	13,509,625
Laredo Petroleum, Inc.	7.375%	5/1/2022	3,650	3,942,000
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	16,166	17,620,940
McMoRan Exploration Co.	11.875%	11/15/2014	15,025	15,832,594
Northern Tier Energy LLC/Northern Tier Finance Corp.	10.50%	12/1/2017	4,090	4,468,325
Oasis Petroleum, Inc.	7.25%	2/1/2019	2,705	2,867,300
Offshore Group Investments Ltd.	11.50%	8/1/2015	7,135	7,919,850
PC Financial Partnership (Canada)(b)	5.00%	11/15/2014	1,975	2,142,075
Petro-Canada (Canada)(b)	4.00%	7/15/2013	4,700	4,833,527
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	3,250	2,526,875
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	28,212,608
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,262,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	28,550	30,869,687
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	11,733	12,818,466
Rosetta Resources, Inc.	9.50%	4/15/2018	10,013	11,089,398
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,119,778
Sinopec Group Overseas Development 2012 Ltd.†	2.75%	5/17/2017	11,800	12,285,558
SM Energy Co.	6.50%	11/15/2021	2,375	2,493,750
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	7,150	7,391,313
Valero Energy Corp.	4.50%	2/1/2015	8,975	9,670,320
Valero Energy Corp.	4.75%	6/15/2013	3,100	3,189,404
Valero Energy Corp.	6.70%	1/15/2013	6,275	6,401,272
WPX Energy, Inc.	5.25%	1/15/2017	9,375	9,914,063

Total				441,500,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers 1.61%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	$3,165	$3,354,900
Anadarko Petroleum Corp.	5.75%	6/15/2014	34,020	36,633,961
Anadarko Petroleum Corp.	5.95%	9/15/2016	5,402	6,252,469
Anadarko Petroleum Corp.	7.625%	3/15/2014	3,045	3,334,720
Enogex LLC†	6.875%	7/15/2014	7,535	8,079,366
Enterprise Products Operating LLC	5.65%	4/1/2013	30,595	31,375,142
Enterprise Products Operating LLC	5.90%	4/15/2013	10,500	10,829,269
Enterprise Products Operating LLC	6.125%	2/1/2013	1,005	1,025,213
Enterprise Products Operating LLC	9.75%	1/31/2014	985	1,103,426
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	8,782,561
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	18,670	19,924,781
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	33,275	34,339,634
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	7,170	7,484,648
NuStar Logistics LP	6.05%	3/15/2013	12,982	13,242,679
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	31,150	27,801,375
Pacific Rubiales Energy Corp. (Canada)†(b)	7.25%	12/12/2021	19,685	22,933,025
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	19,097	19,972,597
PDC Energy, Inc.	12.00%	2/15/2018	6,876	7,426,080
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	5,125	5,560,625
Southeast Supply Header LLC†	4.85%	8/15/2014	77,112	81,090,362
Southern Star Central Corp.†	6.75%	3/1/2016	24,370	24,857,400
Southern Star Central Corp.	6.75%	3/1/2016	330	336,600
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	2,900	3,278,131
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,280	1,384,884
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.70%	3/20/2022	5,500	5,830,000
W&T Offshore, Inc.	8.50%	6/15/2019	4,370	4,730,525

Total				390,964,373

Oil: Integrated Domestic 0.51%

Basic Energy Services, Inc.	7.75%	2/15/2019	4,200	4,179,000
Buckeye Partners LP	4.625%	7/15/2013	18,375	18,781,767
Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	10,046,014
Frontier Oil Corp.	8.50%	9/15/2016	7,480	7,809,494
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	29,012	29,049,368
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	30,455	31,691,351
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	18,000	19,308,528
National Fuel Gas Co.	5.25%	3/1/2013	3,215	3,285,206

Total				124,150,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Integrated International 1.51%

Petrobras International Finance Co.	2.875%	2/6/2015	$20,525	$21,123,632
Petrobras International Finance Co.	3.875%	1/27/2016	9,950	10,496,106
Petrobras International Finance Co.	7.75%	9/15/2014	3,361	3,755,917
Petrohawk Energy Corp.	7.25%	8/15/2018	19,726	22,545,062
Petrohawk Energy Corp.	7.875%	6/1/2015	87,258	91,035,399
Petrohawk Energy Corp.	10.50%	8/1/2014	93,400	102,317,458
Transocean, Inc.	4.95%	11/15/2015	17,847	19,473,451
Transocean, Inc.	5.05%	12/15/2016	22,755	25,228,423
Transocean, Inc.	5.25%	3/15/2013	26,839	27,434,074
Weatherford International Ltd.	4.95%	10/15/2013	6,900	7,189,966
Weatherford International Ltd.	5.15%	3/15/2013	9,532	9,735,384
Weatherford International Ltd.	5.50%	2/15/2016	1,360	1,494,718
Weatherford International Ltd.	9.625%	3/1/2019	17,672	23,139,823

Total				364,969,413

Paper & Forest Products 1.78%

Clearwater Paper Corp.	10.625%	6/15/2016	43,067	48,342,707
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,352,798
Georgia-Pacific LLC†	8.25%	5/1/2016	224,550	242,566,545
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	560	573,270
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	3,617	3,761,680
PH Glatfelter Co.	7.125%	5/1/2016	14,434	14,830,935
Plum Creek Timberlands LP	5.875%	11/15/2015	33,627	37,121,182
SCA Finans AB (Sweden)†(b)	4.50%	7/15/2015	14,350	15,396,201
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	44,847	45,631,822
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	16,470	17,334,675

Total				431,911,815

Plastics 0.09%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	21,432	22,182,120

Printing 0.03%

Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	7,167	7,408,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Real Estate Investment Trusts 1.35%

Arden Realty LP	5.25%	3/1/2015	$22,395	$24,303,591
Atlantic Finance Ltd. (United Kingdom)†(b)	10.75%	5/27/2014	11,865	12,961,136
AvalonBay Communities, Inc.	4.95%	3/15/2013	2,850	2,908,929
AvalonBay Communities, Inc.	5.375%	4/15/2014	13,730	14,650,926
Camden Property Trust	5.375%	12/15/2013	5,545	5,822,228
Camden Property Trust	5.875%	11/30/2012	5,880	5,948,584
DDR Corp.	5.50%	5/1/2015	9,175	9,872,511
DDR Corp.	9.625%	3/15/2016	3,938	4,817,647
Federal Realty Investment Trust	5.40%	12/1/2013	3,058	3,214,943
Federal Realty Investment Trust(d)	5.95%	8/15/2014	15,131	16,398,509
HCP, Inc.	2.70%	2/1/2014	9,075	9,263,352
HCP, Inc.	5.625%	2/28/2013	6,048	6,177,917
HCP, Inc.	5.65%	12/15/2013	12,079	12,764,302
HCP, Inc.	6.00%	6/15/2014	4,950	5,284,174
HCP, Inc.	6.00%	1/30/2017	19,525	22,301,709
HCP, Inc.	7.072%	6/8/2015	12,750	14,413,135
Health Care REIT, Inc.	3.625%	3/15/2016	12,975	13,670,551
Health Care REIT, Inc.	5.875%	5/15/2015	11,225	12,400,033
Potlatch Corp.	6.95%	12/15/2015	1,500	1,539,375
Reckson Operating Partnership LP	5.875%	8/15/2014	4,078	4,281,456
Regency Centers LP	4.95%	4/15/2014	1,325	1,390,784
Regency Centers LP	5.25%	8/1/2015	7,949	8,657,900
Rouse Co. LP (The)	6.75%	11/9/2015	42,331	44,817,946
Rouse Co. LP (The)	7.20%	9/15/2012	46,874	47,049,777
Rouse Co. LP (The)/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	12,215	12,581,450
UDR, Inc.	6.05%	6/1/2013	200	206,754
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	10,000	10,445,340

Total				328,144,959

Restaurants 0.22%

Darden Restaurants, Inc.	5.625%	10/15/2012	8,270	8,311,532
OSI Restaurant Partners LLC	10.00%	6/15/2015	40,191	41,346,893
Starbucks Corp.	6.25%	8/15/2017	2,961	3,596,786

Total				53,255,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Retail 0.86%

DineEquity, Inc.	9.50%		10/30/2018	$6,075	$6,849,563
Fiesta Restaurant Group, Inc.	8.875%		8/15/2016	8,299	8,879,930
Lotte Shopping Co., Ltd. (South Korea)†(b)	3.375%		5/9/2017	29,000	30,076,016
Macy’s Retail Holdings, Inc.	5.875%		1/15/2013	2,975	3,025,899
Neiman-Marcus Group, Inc. (The)	10.375%		10/15/2015	29,111	29,948,232
QVC, Inc.†	7.125%		4/15/2017	24,628	26,053,469
QVC, Inc.†	7.375%		10/15/2020	2,000	2,230,096
QVC, Inc.†	7.50%		10/1/2019	80,211	88,917,744
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%		8/1/2016	12,225	12,958,622

Total					208,939,571

Retail: Specialty 0.33%

Michaels Stores, Inc.	11.375%		11/1/2016	16,160	17,028,762
Revlon Consumer Products Corp.	9.75%		11/15/2015	5,270	5,612,550
Rite Aid Corp.	9.75%		6/12/2016	9,900	10,914,750
Rite Aid Corp.	10.25%		10/15/2019	17,800	20,158,500
Rite Aid Corp.	10.375%		7/15/2016	24,085	25,545,153

Total					79,259,715

Savings & Loan 0.21%

AmSouth Bank	4.85%		4/1/2013	50,363	50,866,630

Steel 0.18%

ArcelorMittal (Luxembourg)(b)	5.375%		6/1/2013	29,505	30,172,580
GTL Trade Finance, Inc.†	7.25%		10/20/2017	11,785	13,641,138

Total					43,813,718

Supermarkets 0.19%

Safeway, Inc.	1.968%	#	12/12/2013	42,350	42,363,721
Safeway, Inc.	5.625%		8/15/2014	1,150	1,232,339
Safeway, Inc.	6.25%		3/15/2014	2,300	2,451,361

Total					46,047,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Technology 0.15%

Bankrate, Inc.	11.75%	7/15/2015	$17,111	$19,249,875
Fiserv, Inc.	3.125%	10/1/2015	2,427	2,536,074
Tencent Holdings Ltd. (China)†(b)	3.375%	3/5/2018	8,600	8,642,510
Viasystems Group, Inc.†	7.875%	5/1/2019	5,412	5,330,820

Total				35,759,279

Telecommunications 1.73%

ALLTEL Communications LLC PIK†	10.375%	12/1/2017	2,500	2,657,455
Block Communications, Inc.†	7.25%	2/1/2020	10,850	11,473,875
British Telecommunications plc (United Kingdom)(b)	5.15%	1/15/2013	1,350	1,372,264
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	69,186	74,720,880
Consolidated Communications Finance Co.†	10.875%	6/1/2020	18,225	19,637,437
Cricket Communications, Inc.	7.75%	5/15/2016	10,454	11,081,240
Digicel Group Ltd. (Jamaica)†(b)	8.875%	1/15/2015	26,400	26,862,000
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,818,875
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%	2/4/2017	900	948,375
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	2,750	3,045,625
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	10,662	11,261,738
Nippon Telegraph & Telephone Corp. (Japan)(b)	1.40%	7/18/2017	14,660	14,839,189
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	3,138,750
Qtel International Finance Ltd.†	6.50%	6/10/2014	9,320	10,158,800
Qwest Communications International, Inc.	7.125%	4/1/2018	57,859	61,750,018
Qwest Communications International, Inc.	8.00%	10/1/2015	74,417	78,016,922
Rogers Communications, Inc. (Canada)(b)	7.50%	3/15/2015	5,450	6,337,336
Sable International Finance Ltd.†	8.75%	2/1/2020	3,925	4,346,938
SBA Telecommunications, Inc.	8.25%	8/15/2019	3,871	4,316,165
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	7,975	8,413,625
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	3,600	3,929,400
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	8,500	8,893,550
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	17,100	17,838,891
VimpelCom Holdings BV (Netherlands)†(b)	6.255%	3/1/2017	2,300	2,343,999
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	5,511	6,186,098
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	24,275	22,333,000

Total				419,722,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Tobacco 0.33%

Altria Group, Inc.	8.50%	11/10/2013	$18,570	$20,255,710
Reynolds American, Inc.	7.25%	6/1/2013	15,911	16,649,923
Reynolds American, Inc.	7.30%	7/15/2015	5,350	6,126,028
Universal Corp.	5.20%	10/15/2013	2,475	2,578,235
Universal Corp.	6.25%	12/1/2014	30,900	33,278,373

Total				78,888,269

Transportation: Miscellaneous 0.42%

Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	50,800	51,303,327
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	5,228	4,650,056
Florida East Coast Railway Corp.	8.125%	2/1/2017	600	633,000
Grupo Senda Autotransporte SA de CV (Mexico)†(b)	10.50%	10/3/2015	5,950	6,158,250
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	10,794	12,143,250
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	8,779	9,942,218
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	3,115	3,504,375
Ryder System, Inc.	6.00%	3/1/2013	450	459,763
Ryder System, Inc.	7.20%	9/1/2015	4,935	5,742,721
Transnet SOC Ltd. (South Africa)†(b)	4.50%	2/10/2016	5,300	5,680,148
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	988	820,040

Total				101,037,148

Utilities 0.07%

Public Service Co. of New Mexico	7.95%	5/15/2018	13,610	16,544,507

Utilities: Electrical 0.30%

IPALCO Enterprises, Inc.	5.00%	5/1/2018	950	995,125
Otter Tail Corp.	9.00%	12/15/2016	27,622	30,107,980
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	27,000	28,680,750
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	13,420	13,544,806

Total				73,328,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Utilities: Miscellaneous 0.02%

MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	$4,350	$4,708,875

Wholesale 0.22%

Glencore Funding LLC†	6.00%	4/15/2014	49,612	52,288,419

Total Corporate Bonds (cost $11,129,056,518)				11,358,741,867

FLOATING RATE LOANS(e) 1.89%

Aerospace/Defense 0.06%

DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	15,506	15,570,779

Automotive 0.03%

TI Group Automotive Systems LLC New Term Loan	6.75%	3/14/2018	7,556	7,437,999

Broadcasting 0.14%

EMI Music Publishing Ltd. Term Loan B	5.50%	6/29/2018	9,528	9,621,873
Mediacom Communications Corp. Term Loan G	4.00%	1/8/2020	23,675	23,201,500

Total				32,823,373

Chemicals 0.01%

Potters Holdings II LP 1st Lien Term Loan	6.00%	5/5/2017	1,233	1,227,928

Communications Services 0.03%

Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	9,193	8,303,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Products 0.07%

Wilton Products, Inc. Term Loan	7.50%	8/30/2018	$17,010	$17,052,525

Energy Equipment & Services 0.09%

Crestwood Holdings LLC Term Loan B	9.75%	3/26/2018	3,337	3,388,250
MEG Energy Corp. New Term Loan B (Canada)(b)	4.00%	3/16/2018	19,022	19,115,463

Total				22,503,713

Financial Services 0.02%

Nuveen Investments, Inc. New 2nd Lien Term Loan	8.25%	2/28/2019	3,745	3,776,207

Financial: Miscellaneous 0.06%

Goodman Global, Inc. 1st Lien Term Loan	5.75%	10/28/2016	3,283	3,300,791
Moneygram International, Inc. Term Loan B	4.25%	11/20/2017	4,712	4,668,842
Moneygram International, Inc. Term Loan B1	4.25%	11/17/2017	5,955	5,901,036

Total				13,870,669

Health Care 0.32%

RPI Finance Trust Incremental Tranche 2	4.00%	11/9/2018	59,826	59,975,762
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	18,113	18,121,109

Total				78,096,871

Health Care Products 0.04%

Thomson Reuters (Healthcare), Inc. Term Loan B	6.75%	6/6/2019	9,500	9,541,562

Leisure 0.05%

Dave & Buster’s, Inc. New Term Loan	5.50%	6/1/2016	1,945	1,947,457
Orbitz Worldwide, Inc. Term Loan	3.232%	7/25/2014	9,400	9,038,100
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	1,870	1,907,400

Total				12,892,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Manufacturing 0.02%

Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	$4,938	$4,968,359

Media 0.19%

Alpha D2 Ltd. New Term Loan B (United Kingdom)(b)	5.75%	4/28/2017	9,738	9,832,537
Atlantic Broadband Finance LLC 2nd Lien Term Loan	9.75%	10/4/2019	35,050	36,714,875

Total				46,547,412

Metals & Minerals: Miscellaneous 0.12%

American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	6,853	6,681,822
Preferred Proppants LLC Term Loan B	7.50%	12/15/2016	22,885	21,855,175

Total				28,536,997

Miscellaneous 0.27%

Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	14,800	14,837,000
Aptalis Pharma, Inc. Term Loan B2	5.50%	2/10/2017	1,973	1,972,500
AWAS Finance Luxembourg 2012 SA New Term Loan (Luxembourg)(b)	5.75%	7/16/2018	11,080	11,093,850
Delphi Corp. Term Loan B	3.50%	3/31/2017	29,625	29,717,400
Diamond Foods, Inc. Revolver	6.75%	2/25/2015	4,266	3,839,062
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	5,553	5,099,816

Total				66,559,628

Oil: Crude Producers 0.20%

Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	47,600	47,817,770

Retail 0.02%

Lord & Taylor Holdings LLC Term Loan B	5.75% - 6.75%	1/11/2019	5,497	5,542,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Retail: Specialty 0.05%

Neiman-Marcus Group, Inc. (The) Extended Term Loan	4.75%	5/16/2018		$11,279	$11,302,473

Services 0.04%

Road Infrastructure Investment LLC 2nd Lien Term Loan	10.25%	9/28/2018		5,500	5,458,750
Road Infrastructure Investment LLC Term Loan B	6.25%	3/30/2018		4,589	4,577,029

Total					10,035,779

Telecommunications Equipment 0.01%

Genesys Telecom Holdings, U.S., Inc. Term Loan B	6.75%	1/31/2019		3,217	3,261,170

Utilities: Miscellaneous 0.05%

Essential Power LLC Term Loan B	5.50%	8/8/2019		11,030	11,085,150

Total Floating Rate Loans (cost $453,272,980)					458,754,909

FOREIGN BONDS(c) 0.44%

Croatia 0.02%

Agrokor dd†	9.875%	5/1/2019	EUR	2,275	2,990,262
Agrokor dd†	10.00%	12/7/2016		1,000	1,342,702

Total					4,332,964

Germany 0.03%

Kabel Deutschland Holding AG†	6.50%	7/31/2017		5,000	6,792,120

Netherlands 0.33%

Ziggo Finance BV†	6.125%	11/15/2017		60,273	81,212,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

United Kingdom 0.06%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,750	$14,265,023

Total Foreign Bonds (cost $107,238,798)					106,603,043

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.89%

Argentina 0.06%

City of Buenos Aires†	9.95%	3/1/2017		$8,100	6,723,000
Provincia de Buenos Aires†	11.75%	10/5/2015		5,015	4,162,450
Provincia de Neuquen†	7.875%	4/26/2021		3,145	2,736,150

Total					13,621,600

Brazil 0.00%

Federal Republic of Brazil	6.00%	9/15/2013		1,125	1,147,500

Costa Rica 0.03%

Republic of Costa Rica†	8.05%	1/31/2013		7,402	7,605,555

Croatia 0.04%

Republic of Croatia†	6.25%	4/27/2017		10,000	10,607,600

Dominican Republic 0.06%

Dominican Republic†	9.04%	1/23/2018		11,892	13,526,682

Gabon 0.04%

Republic of Gabon†	8.20%	12/12/2017		8,850	10,708,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Ghana 0.06%

Republic of Ghana†	8.50%	10/4/2017	$11,900	$13,774,250

Iceland 0.04%

Republic of Iceland†	4.875%	6/16/2016	9,800	10,234,101

Indonesia 0.03%

Perusahaan Penerbit SBSN†	4.00%	11/21/2018	5,800	5,988,500

Lithuania 0.02%

Republic of Lithuania†	5.125%	9/14/2017	4,900	5,371,625

Mexico 0.02%

United Mexican States	6.625%	3/3/2015	4,950	5,618,250

Philippines 0.03%

Republic of Philippines	8.25%	1/15/2014	6,376	6,965,780

Poland 0.15%

Republic of Poland	3.875%	7/16/2015	17,900	19,255,925
Republic of Poland	5.00%	10/19/2015	15,000	16,725,000

Total				35,980,925

Qatar 0.05%

State of Qatar†	3.125%	1/20/2017	11,400	11,984,250

Russia 0.15%

Russia Eurobonds†	3.625%	4/29/2015	34,250	36,002,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

South Africa 0.05%

Republic of South Africa	6.50%	6/2/2014	$9,900	$10,840,500

Sri Lanka 0.03%

Republic of Sri Lanka†	7.40%	1/22/2015	1,900	2,056,750
Republic of Sri Lanka†	8.25%	10/24/2012	3,900	3,932,663

Total				5,989,413

Turkey 0.02%

Republic of Turkey	9.50%	1/15/2014	4,950	5,445,000

Ukraine 0.01%

Ukraine Government†	6.25%	6/17/2016	3,800	3,524,500

Total Foreign Government Obligations (cost $209,343,037)				214,937,103

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.09%

Federal Home Loan Mortgage Corp. K004 A1	3.413%	5/25/2019	21,952	23,950,293
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	57,702	63,094,308
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	68,582	74,907,138
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	43,516	47,585,116
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	29,074	31,183,456
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	39,699	42,499,242
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020	19,643	21,481,038
Federal Home Loan Mortgage Corp. K013 A1	2.902%	8/25/2020	19,392	20,867,320
Federal Home Loan Mortgage Corp. K014 A1	2.788%	10/25/2020	27,399	29,512,035
Federal Home Loan Mortgage Corp. K015 A1	2.257%	10/25/2020	37,402	39,511,759
Federal Home Loan Mortgage Corp. K017 A1	1.891%	12/25/2020	64,791	67,454,485
Federal Home Loan Mortgage Corp. K019 A1	1.459%	9/25/2021	71,700	73,117,186
Federal Home Loan Mortgage Corp. K701 A2	3.882%	11/25/2017	18,144	20,495,462
Federal Home Loan Mortgage Corp. K706 A1	1.691%	6/25/2018	32,553	33,536,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. KAIV A1	2.966%	1/25/2021	$17,001	$18,429,493
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	21,904	22,806,000
Federal National Mortgage Assoc. 2011-M5 A1	2.007%	7/25/2021	28,305	29,444,955
Federal National Mortgage Assoc. 2011-M8 A1	1.977%	8/25/2021	50,149	52,100,507
Federal National Mortgage Assoc. 2012-M2 A1	1.824%	2/25/2022	35,416	36,499,888

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $713,738,962)				748,476,030

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.86%

Federal Home Loan Mortgage Corp.	2.34%#	4/1/2037	29,528	31,238,297
Federal Home Loan Mortgage Corp.	2.371%#	10/1/2035	18,148	19,188,737
Federal Home Loan Mortgage Corp.	2.375%#	9/1/2035	17,300	18,335,923
Federal Home Loan Mortgage Corp.	2.419%#	6/1/2038	18,133	19,354,648
Federal Home Loan Mortgage Corp.	2.428%#	2/1/2036	45,070	48,023,380
Federal Home Loan Mortgage Corp.	2.473%#	6/1/2037	16,011	17,111,841
Federal Home Loan Mortgage Corp.	2.593%#	2/1/2035	129,649	138,786,796
Federal Home Loan Mortgage Corp.	2.608%#	12/1/2036	61,160	65,586,396
Federal Home Loan Mortgage Corp.	2.626%#	7/1/2034	64,233	68,544,916
Federal Home Loan Mortgage Corp.	2.641%#	4/1/2037	41,097	43,961,068
Federal Home Loan Mortgage Corp.	2.657%#	5/1/2035	31,665	34,025,410
Federal Home Loan Mortgage Corp.	2.674%#	5/1/2036	21,483	23,017,100
Federal Home Loan Mortgage Corp.	2.683%#	3/1/2036	37,108	39,644,908
Federal Home Loan Mortgage Corp.	2.69%#	4/1/2037	15,772	16,867,021
Federal Home Loan Mortgage Corp.	2.704%#	12/1/2035	15,404	16,459,590
Federal Home Loan Mortgage Corp.	2.724%#	6/1/2037	22,274	23,813,893
Federal Home Loan Mortgage Corp.	2.741%#	8/1/2038	13,526	14,466,763
Federal Home Loan Mortgage Corp.	2.761%#	10/1/2039	44,831	47,955,135
Federal Home Loan Mortgage Corp.	2.798%#	5/1/2035	19,437	20,808,717
Federal Home Loan Mortgage Corp.	2.804%#	9/1/2036	50,828	54,687,935
Federal Home Loan Mortgage Corp.	2.808%#	5/1/2037	22,440	24,111,977
Federal Home Loan Mortgage Corp.	2.815%#	2/1/2037	25,855	27,861,924
Federal Home Loan Mortgage Corp.	2.832%#	4/1/2038	13,144	14,099,634
Federal Home Loan Mortgage Corp.	2.833%#	3/1/2038	16,863	18,085,395
Federal Home Loan Mortgage Corp.	2.917%#	9/1/2037	18,899	20,198,419
Federal Home Loan Mortgage Corp.	2.956%#	12/1/2041	40,285	42,358,246
Federal Home Loan Mortgage Corp.	3.197%#	10/1/2039	14,056	15,082,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.343%#	6/1/2041	$20,910	$22,012,974
Federal Home Loan Mortgage Corp.	3.358%#	10/1/2038	31,048	33,411,631
Federal Home Loan Mortgage Corp.	3.981%#	7/1/2040	54,281	57,765,496
Federal Home Loan Mortgage Corp.	4.012%#	10/1/2038	35,036	37,644,297
Federal Home Loan Mortgage Corp.	5.072%#	7/1/2036	21,004	22,659,381
Federal Home Loan Mortgage Corp.	5.198%#	9/1/2037	49,816	53,496,141
Federal Home Loan Mortgage Corp.	5.688%#	11/1/2037	21,577	23,349,028
Federal National Mortgage Assoc.	2.273%#	6/1/2037	17,908	19,088,688
Federal National Mortgage Assoc.	2.309%#	1/1/2035	43,552	46,663,534
Federal National Mortgage Assoc.	2.32%#	1/1/2036	37,976	40,640,006
Federal National Mortgage Assoc.	2.363%#	3/1/2038	17,519	18,820,236
Federal National Mortgage Assoc.	2.367%#	2/1/2036	28,491	30,451,451
Federal National Mortgage Assoc.	2.393%#	11/1/2036	13,781	14,697,596
Federal National Mortgage Assoc.	2.496%#	8/1/2037	17,121	18,323,553
Federal National Mortgage Assoc.	2.54%#	1/1/2040	13,590	14,369,422
Federal National Mortgage Assoc.	2.608%#	8/1/2036	21,472	22,866,028
Federal National Mortgage Assoc.	2.608%#	9/1/2038	24,090	25,716,867
Federal National Mortgage Assoc.	2.619%#	8/1/2037	29,321	31,243,274
Federal National Mortgage Assoc.	2.622%#	8/1/2034	42,511	45,521,062
Federal National Mortgage Assoc.	2.657%#	12/1/2036	23,349	24,923,922
Federal National Mortgage Assoc.	2.698%#	1/1/2042	24,657	25,786,683
Federal National Mortgage Assoc.	2.733%#	3/1/2039	27,561	29,378,376
Federal National Mortgage Assoc.	2.74%#	8/1/2037	12,852	13,760,698
Federal National Mortgage Assoc.	2.771%#	2/1/2038	14,531	15,608,753
Federal National Mortgage Assoc.	2.774%#	6/1/2038	15,984	17,159,775
Federal National Mortgage Assoc.	2.794%#	10/1/2036	14,205	15,179,390
Federal National Mortgage Assoc.	2.95%	3/1/2015	21,675	22,733,799
Federal National Mortgage Assoc.	3.18%	11/1/2014	25,218	26,331,186
Federal National Mortgage Assoc.	3.21%#	11/1/2038	41,717	44,823,261
Federal National Mortgage Assoc.	3.347%#	10/1/2040	25,950	27,316,466
Federal National Mortgage Assoc.	3.739%#	9/1/2037	16,281	17,450,544
Federal National Mortgage Assoc.	3.845%#	12/1/2039	28,906	30,851,262
Federal National Mortgage Assoc.	4.276%#	8/1/2038	20,519	21,988,518
Federal National Mortgage Assoc.	4.362%#	4/1/2038	16,505	17,603,203
Federal National Mortgage Assoc.	4.561%#	11/1/2038	26,181	28,138,721
Federal National Mortgage Assoc.	5.115%#	10/1/2038	16,555	17,784,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	5.50%	1/1/2035	$5,998	$6,626,014

Total Government Sponsored Enterprises Pass-Throughs (cost $1,893,450,183)				1,905,862,446

MUNICIPAL BONDS 0.26%

General Obligation 0.11%

New York City NY Taxable Ser D	5.13%	12/1/2015	12,255	13,955,136
New York City NY Taxable Ser O	4.65%	6/1/2015	11,285	12,529,848

Total				26,484,984

Miscellaneous 0.02%

MI Muni Bd Auth Rev Sch Ln (NPFGC)(FGIC)	5.222%	6/1/2014	6,160	6,539,271

Utilities 0.13%

Guam Pwr Auth Rev Sub Ser A	7.50%	10/1/2015	24,730	25,956,608
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%	1/1/2014	4,840	5,104,942

Total				31,061,550

Total Municipal Bonds (cost $61,108,770)				64,085,805

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.11%

7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%	3/13/2031	9,700	10,117,789
Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	21,643	23,373,219
Arkle Master Issuer plc 2010-1A 2A†	1.585%#	5/17/2060	8,600	8,633,368
Arkle Master Issuer plc 2010-2A 1A1†	1.835%#	5/17/2060	38,445	38,830,680
Arkle Master Issuer plc 2011-1A 2A†	1.685%#	5/17/2060	20,900	21,093,701
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	3,699	3,724,496
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	19,640	22,033,134
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	46,353	52,937,344
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%	1/25/2042	4,500	4,929,622
Banc of America Large Loan, Inc. 2009-UB1 A4B†	5.686%#	6/24/2050	25,851	26,484,921
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%	12/16/2043	20,000	22,544,810
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%	11/17/2039	19,000	18,945,831
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%	5/17/2046	11,218	11,187,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BCRR Trust 2009-1 1A2†	5.983%#	8/17/2045	$11,298	$11,685,149
BCRR Trust 2009-1 2A1†	5.858%	7/17/2040	7,775	9,233,050
BCRR Trust 2009-1 2A2†	5.858%	7/17/2040	5,000	5,434,393
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.57%#	3/11/2039	2,444	2,462,386
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.869%#	9/11/2038	10,899	11,144,698
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	8,411	8,673,167
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AJ	5.273%	12/11/2038	13,535	11,624,893
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%	6/11/2050	33,210	39,212,309
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%	12/15/2047	22,150	23,746,993
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	6,400	6,466,385
Citigroup Commercial Mortgage Trust 2008-C7 A4	6.263%#	12/10/2049	16,644	19,829,371
Citigroup Commercial Mortgage Trust 2010-RR2 CA3B†	5.311%#	12/19/2039	13,350	14,177,987
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.393%#	7/15/2044	32,525	36,427,236
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%	12/11/2049	24,230	25,676,131
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%	12/11/2049	43,620	49,413,390
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%	12/10/2046	16,697	19,224,283
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	28,369	29,919,706
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.002%#	12/10/2049	44,658	53,081,571
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.42%#	6/15/2022	42,319	40,338,905
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	49,498	52,459,504
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	5.106%#	7/17/2028	27,675	28,107,396
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	6.542%#	7/17/2028	7,126	7,201,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%	6/9/2028	$12,390	$12,708,683
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%	2/10/2029	84,836	88,935,191
Commercial Mortgage Pass-Through Certificates 2012-CR2 A2	2.025%	8/15/2045	24,700	25,647,702
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.588%#	2/15/2039	19,188	19,674,310
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.00%#	6/15/2038	77,678	89,672,493
Credit Suisse Mortgage Capital Certificates 2006-C3 AM	6.00%#	6/15/2038	3,620	3,923,209
Credit Suisse Mortgage Capital Certificates 2006-C4 AM	5.509%	9/15/2039	29,047	29,424,573
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%	12/15/2039	74,830	84,818,212
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	66,668	68,047,266
Credit Suisse Mortgage Capital Certificates 2007-C1 A3	5.383%	2/15/2040	30,865	33,540,610
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.955%#	9/15/2039	92,290	102,165,353
Credit Suisse Mortgage Capital Certificates 2008-C1 AM†	6.407%#	2/15/2041	12,400	12,185,784
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%	4/16/2049	35,000	39,275,967
Credit Suisse Mortgage Capital Certificates 2010-RR2 2B†	5.955%#	9/15/2039	11,500	11,497,786
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.759%#	4/12/2049	15,000	15,282,990
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	11,988	11,989,366
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	33,891	34,792,955
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	21,036	21,737,984
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	25,308	25,495,817
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	9,614	9,967,274
CW Capital Cobalt Ltd. 2006-C1 A4	5.223%	8/15/2048	43,917	49,390,332
CW Capital Cobalt Ltd. 2007-C2 AM†	5.461%#	4/15/2047	19,780	20,386,208
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	44,628	46,180,764
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	107,039	116,328,176
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	33,434	36,574,435
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	74,230	80,155,113
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	60,916	66,583,320
DDR Corp. 2009-DDR1 A†	3.807%	10/14/2022	32,255	33,944,347
DDR Corp. 2009-DDR1 B†	5.73%	10/14/2022	9,500	10,213,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Extended Stay America Trust 2010-ESHA B†	4.221%	11/5/2027	$5,075	$5,156,855
Extended Stay America Trust 2010-ESHA C†	4.86%	11/5/2027	62,200	63,206,147
Fontainebleau Miami Beach Trust 2012-FBLU D†	5.007%	5/5/2027	39,750	41,494,011
Fosse Master Issuer plc 2011-1A A2†	1.855%#	10/18/2054	19,406	19,679,956
Fosse Master Issuer plc 2012-1A 2A2†	1.855%#	10/18/2054	13,300	13,515,859
Fosse Master Issuer plc 2012-1A 2B1†	2.405%#	10/18/2054	18,150	18,482,726
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	198	197,521
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	20,890	23,203,745
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.64%#	5/10/2040	26,055	26,993,371
Gracechurch Mortgage Financing plc 2006-1 A6†	0.534%#	11/20/2056	13,814	13,814,131
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.984%#	11/20/2056	34,725	35,307,026
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	1,077	1,077,639
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	2,409	2,406,090
Greenwich Capital Commercial Funding Corp. 2006-GG7 A4	6.065%#	7/10/2038	54,270	62,866,748
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.065%#	7/10/2038	68,370	72,839,005
Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.736%	12/10/2049	95,913	110,042,069
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	40,026	41,077,363
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%	3/10/2039	60,660	68,989,407
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	7,608	7,613,878
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	15,920	15,935,582
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%	4/10/2038	41,777	47,296,786
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	22,475	23,604,358
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	43,643	47,118,532
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%#	3/6/2020	24,500	24,259,728
GS Mortgage Securities Corp. II 2007-EOP E†	2.476%#	3/6/2020	6,179	6,127,096
GS Mortgage Securities Corp. II 2007-EOP F†	2.633%#	3/6/2020	20,855	20,679,317
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	45,328	49,213,042
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	45,161	49,236,863
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%	2/10/2021	11,500	11,703,550
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%	2/10/2021	9,800	9,985,220
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	62,270	67,297,151
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%	8/10/2044	45,185	48,254,869
GS Mortgage Securities Corp. II 2012-GCJ7 A2	2.318%	5/10/2045	19,740	20,719,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Holmes Master Issuer plc 2010-1A A2†	1.855%#	10/15/2054	$18,450	$18,633,061
Holmes Master Issuer plc 2012-1A A2†	2.105%#	10/15/2054	20,000	20,434,200
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	13,072	13,105,993
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	1,764	1,764,709
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	8,998	9,031,127
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%	7/15/2042	7,337	7,386,815
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	32,878	36,387,483
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.359%#	12/15/2044	14,746	16,620,498
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%	5/12/2045	18,563	21,412,392
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4	5.429%	12/12/2043	10,300	11,765,340
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%	5/15/2047	62,802	71,371,082
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-FL1A A2†	0.69%#	7/15/2019	19,850	18,769,128
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%#	6/15/2049	39,498	40,706,096
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.003%#	6/15/2049	44,900	51,277,731
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.003%#	6/15/2049	56,305	52,483,636
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2	5.827%	2/15/2051	10,963	11,225,684
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4	5.882%	2/15/2051	10,040	11,810,398
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3	5.42%	1/15/2049	36,283	41,642,162
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.718%#	3/18/2051	27,500	27,725,775
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%	11/15/2043	19,075	20,022,172
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%	11/13/2044	73,355	79,433,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD B†	4.304%	11/13/2044	$5,000	$5,513,335
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-C6 A2	2.206%	5/15/2045	14,551	15,163,131
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	2,074	2,080,127
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	5,384	5,639,124
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	2,560	2,566,341
LB-UBS Commercial Mortgage Trust 2006-C4 A4	6.064%#	6/15/2038	27,400	31,707,225
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	24,970	25,657,636
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	9,331	9,430,435
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%	2/15/2040	84,206	97,404,406
LB-UBS Commercial Mortgage Trust 2007-C7 A3	5.866%	9/15/2045	26,250	31,172,321
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	12,768	12,339,150
Merrill Lynch Floating Trust 2008-LAQA A2†	0.779%#	7/9/2021	29,500	27,728,510
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	5,194	5,301,045
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%#	11/12/2037	54,445	54,388,683
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.39%#	11/12/2037	37,266	41,735,600
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.39%#	11/12/2037	5,042	5,127,965
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%	1/12/2044	6,100	6,826,409
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	6,211	6,253,713
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	3,545	3,556,213
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	3,229	3,233,125
Merrill Lynch Mortgage Trust 2006-C2 A4	5.742%	8/12/2043	16,368	18,886,166
Merrill Lynch Mortgage Trust 2006-C2 AM	5.782%	8/12/2043	3,000	3,202,875
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.702%#	2/12/2039	13,255	11,846,676
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	85,146	89,110,889
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%	8/12/2048	42,865	47,598,239
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.45%#	6/12/2050	4,683	4,661,934
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%	8/15/2045	36,295	37,562,603
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%	1/14/2042	5,319	5,461,971
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	23,003	25,408,136
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	6,167	6,165,257
Morgan Stanley Capital I 2007-HQ12 A3	5.759%#	4/12/2049	35,700	38,384,908
Morgan Stanley Capital I 2007-IQ15 AM	6.076%#	6/11/2049	14,800	15,245,732
Morgan Stanley Capital I 2007-IQ16 AJFL	1.691%#	12/12/2049	12,825	9,012,243
Morgan Stanley Capital I 2007-XLF9 A2†	0.80%#	12/15/2020	15,692	15,219,462
Morgan Stanley Capital I 2007-XLF9 B†	0.84%#	12/15/2020	10,000	9,331,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I 2011-C1 A2†	3.884%	9/15/2047	$18,908	$20,633,043
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	34,000	36,913,902
Morgan Stanley Capital I 2012-STAR A1†	2.084%	8/5/2034	51,500	53,197,800
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	1,097	1,096,319
Morgan Stanley Re-REMIC Trust 2009-GG10 A4A†	5.983%#	8/12/2045	24,487	28,697,662
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.983%#	8/12/2045	15,295	16,191,103
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%	12/17/2043	1,675	1,673,353
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.983%#	8/15/2045	38,969	45,669,914
Morgan Stanley Re-REMIC Trust 2010-GG10 A4B†	5.983%#	8/15/2045	14,800	15,667,102
Permanent Master Issuer plc 2010-1A†	1.605%#	7/15/2042	39,850	40,002,586
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	33,300	35,510,387
RBSCF Trust 2010-MB1 C†	4.833%#	4/15/2024	9,200	9,567,361
RBSCF Trust 2010-RR3 CSCA†	5.467%	9/16/2039	13,800	15,750,768
RBSCF Trust 2010-RR4 WBCA†	5.509%	4/16/2047	13,600	15,665,758
Sequoia Mortgage Trust 2012-3 A2	3.00%	7/25/2042	16,020	16,662,979
Silverstone Master Issuer plc 2011-1A†	2.003%#	1/21/2055	20,000	20,373,360
Silverstone Master Issuer plc 2012-1A†	2.003%#	1/21/2055	6,400	6,550,240
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	20,768	20,452,873
Structured Asset Securities Corp. 2006-3H 1A3	5.75%	12/25/2035	12,169	11,968,659
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	86,114	89,668,743
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A2	2.804%	1/10/2045	8,900	9,462,609
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	29,327	31,246,504
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	689	688,438
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	1,796	1,809,088
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	3,788	3,954,886
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	11,416	11,642,989
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.42%#	7/15/2042	19,181	18,747,835
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	13,920	13,285,380
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.644%#	1/15/2045	12,825	11,685,576
Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.011%#	6/15/2045	25,692	30,020,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	$81,021	$92,989,584
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	32,340	35,080,880
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	49,532	56,606,556
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	41,700	42,764,497
Wachovia Bank Commercial Mortgage Trust 2006-C29 A4	5.308%	11/15/2048	51,765	59,865,161
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	25,900	27,705,515
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	14,913	15,081,707
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%	12/15/2043	94,340	104,783,391
Wachovia Bank Commercial Mortgage Trust 2007-C31 A4	5.509%	4/15/2047	69,029	78,609,673
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	36,915	36,892,980
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.94%#	6/15/2049	68,548	78,111,303
Wells Fargo Re-REMIC Trust 2012-IO A†	1.75%	8/20/2021	39,500	39,353,060
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	55,160	60,008,978
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	19,730	21,178,152
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	26,297	27,464,462
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	76,420	78,754,707

Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,684,376,606)				5,842,951,122

U.S. TREASURY OBLIGATION 0.36%

U.S. Treasury Note (cost $85,845,221)	0.50%	7/31/2017	86,646	86,300,802

Total Long-Term Investments (cost $21,925,720,131)				22,378,870,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

SHORT-TERM INVESTMENTS 6.56%

Commercial Paper 1.59%

Automotive 0.27%

Daimler Finance North America LLC	Zero Coupon	3/1/2013	$9,850	$9,807,905
Daimler Finance North America LLC	Zero Coupon	7/22/2013	5,600	5,547,080
Daimler Finance North America LLC	1.05%	8/15/2013	49,350	48,849,098

Total				64,204,083

Household Furnishings 0.06%

Newell Rubbermaid, Inc.	Zero Coupon	9/5/2012	14,850	14,847,855

Oil 0.12%

BP Capital Markets plc	0.777%	2/11/2013	29,075	28,968,367

Telecommunications 1.14%

Vodafone Group plc	Zero Coupon	12/28/2012	49,300	49,162,645
Vodafone Group plc	Zero Coupon	6/11/2013	98,500	97,570,302
Vodafone Group plc	Zero Coupon	7/31/2013	73,050	72,293,202
Vodafone Group plc	0.01%	2/8/2013	21,750	21,633,967
Vodafone Group plc	0.888%	2/13/2013	36,725	36,522,957

Total				277,183,073

Total Commercial Paper (cost $385,203,378)				385,203,378

Government Sponsored Enterprises Pass-Through 0.41%

Federal Home Loan Mortgage Corp. (cost $99,942,861)	Zero Coupon	12/31/2012	100,000	99,942,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Repurchase Agreements 4.56%

Repurchase Agreement dated 8/31/2012, 0.15% due 9/4/2012 with Bank of America Corp. collateralized by $300,000,000 of U.S. Treasury Note at 0.875% due 2/28/2017; $285,841,000 of U.S. Treasury Note at 1.00% due 3/31/2017; $400,000,000 of U.S. Treasury Note at 1.875% due 9/30/2017 and $80,588,000 of U.S. Treasury Note at 2.750% due 2/15/2019; value: $1,116,602,979; proceeds:$1,088,726,145			$1,088,708	$1,088,708,000
Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $6,030,000 of U.S. Treasury Note at 1.00% due 3/31/2017 and $10,790,000 of U.S. Treasury Note at 0.875% due 4/30/2017; value: $17,117,766; proceeds: $16,778,333			16,778	16,778,314

Total Repurchase Agreements (cost $1,105,486,314)				1,105,486,314

Total Short-Term Investments (cost $1,590,632,553)				1,590,632,553

Total Investments in Securities 98.89% (cost $23,516,352,684)				23,969,502,755

Cash and Other Assets in Excess of Liablilities(f) 1.11%				268,117,082

Net Assets 100.00%				$24,237,619,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

CAD	Canadian dollar.
EUR	euro.
COD	Certificate of Deposit.
PIK	Payment-in-kind.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
(a)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security has been partially segregated to cover margin requirements for open forward currency exchange contracts and credit default swap agreements.
(e)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2012.

(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts, forward currency exchange contracts and swaps as follows:

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Open Futures Contracts at August 31, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)

U.S. 2-Year Treasury Note	December 2012	25,316	Long	$5,584,155,838	$4,898,698
U.S. 5-Year Treasury Note	December 2012	19,713	Short	(2,457,502,674)	(11,514,851)

Totals				$3,126,653,164	$(6,616,153)

Open Forward Foreign Currency Exchange Contracts at August 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

British pound	Buy	Barclays Bank Plc	10/12/2012	1,651,000	$2,558,759	$2,621,193	$62,434
British pound	Buy	Barclays Bank Plc	10/12/2012	768,000	1,194,578	1,219,307	24,729
euro	Buy	UBS AG	9/20/2012	1,948,000	2,467,296	2,450,564	(16,732)
British pound	Sell	Barclays Bank Plc	10/12/2012	2,419,000	3,751,990	3,840,500	(88,510)
Canadian dollar	Sell	Goldman Sachs	11/23/2012	18,403,000	18,633,628	18,636,008	(2,380)
euro	Sell	J.P. Morgan	9/20/2012	3,200,000	4,025,408	4,025,568	(160)
euro	Sell	J.P. Morgan	9/20/2012	4,153,000	5,212,638	5,224,432	(11,794)
euro	Sell	Goldman Sachs	10/22/2012	15,416,000	18,898,937	19,400,244	(501,307)
euro	Sell	Goldman Sachs	10/22/2012	5,953,000	7,260,636	7,491,544	(230,908)
euro	Sell	Goldman Sachs	10/22/2012	2,408,000	2,931,933	3,030,344	(98,411)
euro	Sell	Goldman Sachs	10/22/2012	5,013,000	6,169,163	6,308,603	(139,440)
euro	Sell	Credit Suisse	10/31/2012	12,275,000	15,196,745	15,449,203	(252,458)
euro	Sell	Goldman Sachs	11/13/2012	23,511,000	28,961,061	29,595,660	(634,599)
euro	Sell	Goldman Sachs	11/13/2012	10,833,000	13,380,272	13,636,586	(256,314)
euro	Sell	Goldman Sachs	11/13/2012	5,573,000	7,038,086	7,015,296	22,790

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,123,060)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Credit Default Swaps on Indexes - Sell Protection at August 31, 2012*:

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Nominal Amount	Market Value	Upfront Payments Received**	Unrealized Appreciation/ (Depreciation)	Credit Default Swap Agreements Payable at Fair Value***

Credit Suisse	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,865,000	7,830,344	$1,966,139	$(68,517)	$2,034,656
Credit Suisse	.35%	Markit CMBX. NA.AAA.4	2/17/2051	29,500,000	27,490,312	2,387,579	377,891	2,009,688
Deutsche Bank AG	.50%	Markit CMBX. NA.AM.4	2/17/2051	19,735,000	15,664,656	3,947,274	(123,070)	4,070,344
Deutsche Bank AG	.50%	Markit CMBX. NA.AM.4	2/17/2051	10,000,000	7,937,500	1,948,345	(114,155)	2,062,500
Goldman Sachs	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,900,000	7,858,125	1,861,677	(180,198)	2,041,875
Goldman Sachs	.08%	Markit CMBX. NA.AAA.3	12/13/2049	9,900,000	9,324,562	791,929	216,491	575,438
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	24,800,000	24,079,250	1,046,497	325,747	720,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2012

Credit Default Swaps on Indexes - Sell Protection at August 31, 2012* (concluded):

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Nominal Amount	Market Value	Upfront Payments Received**	Unrealized Appreciation/ (Depreciation)	Credit Default Swap Agreements Payable at Fair Value***

J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	48,000,000	46,605,000	$1,799,208	$404,208	$1,395,000
Morgan Stanley	.50%	Markit CMBX. NA.AM.4	2/17/2051	9,800,000	7,778,750	1,818,856	(202,394)	2,021,250
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	49,350,000	47,915,766	1,836,472	402,238	1,434,234
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	24,500,000	23,075,937	2,096,857	672,794	1,424,063
Morgan Stanley	.08%	Markit CMBX. NA.AAA.3	12/13/2049	24,800,000	23,358,500	2,400,077	958,577	1,441,500
UBS AG	.50%	Markit CMBX. NA.AM.4	2/17/2051	48,300,000	38,338,125	10,356,419	394,544	9,961,875
UBS AG	.08%	Markit CMBX. NA.AAA.3	12/31/2049	14,800,000	13,939,750	1,266,593	406,343	860,250
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	24,700,000	23,696,562	1,377,449	374,011	1,003,438
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	49,500,000	47,489,063	2,760,474	749,537	2,010,937
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	23,400,000	22,449,376	1,304,951	354,327	950,624

Totals on Credit Default Swaps						$40,966,796	$4,948,374	$36,018,422

*

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

**	Upfront payments received are presented net of amortization (See Note 2(l)).
***	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

LONG-TERM INVESTMENTS 115.37%

ASSET-BACKED SECURITIES 10.84%

Automobiles 4.81%

Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$3,593	$3,602,583
Ally Auto Receivables Trust 2011-4 A2	0.65%	3/17/2014	1,045	1,045,545
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	6,300	6,311,471
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	1,079	1,079,299
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	3,088	3,093,554
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	5,380	5,394,843
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	2,515	2,520,708
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	1,700	1,707,962
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	3,463	3,483,878
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	3,280	3,284,493
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	3,709	3,713,318
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	3,350	3,352,239
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	5,400	5,404,811
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	306	306,298
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%	5/15/2015	2,664	2,667,419
Huntington Auto Trust 2011-1A A2†	0.76%	4/15/2014	1,271	1,271,897
Huntington Auto Trust 2012-1 A2	0.54%	11/17/2014	4,000	4,003,150
Hyundai Auto Receivables Trust 2012-A A2	0.55%	6/16/2014	6,400	6,404,077
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	3,377	3,382,335
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%	4/15/2014	3,475	3,479,326
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	1,805	1,806,320
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	3,005	3,009,518
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%	8/15/2014	2,491	2,497,516
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%	4/15/2015	1,995	2,003,753
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%	5/15/2015	5,984	6,003,137
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%	4/15/2015	995	997,847
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%	8/17/2015	1,803	1,808,658
Volkswagen Auto Lease Trust 2011-A A2	1.00%	2/20/2014	4,301	4,314,533

Total				87,950,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Credit Cards 3.38%

Bank One Issuance Trust 2003-A4	0.49%	#	1/15/2016	$3,360	$3,366,686
Capital One Multi-Asset Execution Trust 2005-A10 A	0.32%	#	9/15/2015	1,880	1,879,791
Capital One Multi-Asset Execution Trust 2006-A5	0.30%	#	1/15/2016	2,840	2,839,415
Capital One Multi-Asset Execution Trust 2007-A8	0.768%	#	10/15/2015	1,000	999,934
Capital One Multi-Asset Execution Trust 2008-A3	5.05%		2/15/2016	2,432	2,501,297
Chase Issuance Trust 2004-A8	0.36%	#	9/15/2015	4,200	4,202,075
Chase Issuance Trust 2005-A11 A	0.31%	#	12/15/2014	4,090	4,090,407
Chase Issuance Trust 2007-A17 A	5.12%		10/15/2014	2,000	2,011,769
Chase Issuance Trust 2008-A10	0.99%	#	8/17/2015	2,025	2,039,900
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	4,500	4,603,984
Chase Issuance Trust 2011-A1	0.43%	#	3/16/2015	9,000	9,011,187
Chase Issuance Trust 2011-A2	0.33%	#	5/15/2015	900	900,321
Citibank Credit Card Issuance Trust 2002-A10	0.488%	#	12/17/2014	1,150	1,150,896
Citibank Credit Card Issuance Trust 2008-A5	4.85%		4/22/2015	4,500	4,629,173
Citibank Credit Card Issuance Trust 2009-A5	2.25%		12/23/2014	2,700	2,715,941
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	6,900	7,184,480
GE Capital Credit Card Master Note Trust 2010-3 A	2.21%		6/15/2016	2,660	2,696,272
World Financial Network Credit Card Master Trust 2006-A†	0.37%	#	2/15/2017	5,000	4,998,722

Total					61,822,250

Home Equity 0.45%

Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1	0.356%	#	4/25/2037	579	572,791
New Century Home Equity Loan Trust 2005-A A6	4.954%	#	8/25/2035	4,653	4,384,221
Option One Mortgage Loan Trust 2005-1 A4	0.636%	#	2/25/2035	2,269	2,062,894
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	1,269	1,251,427

Total					8,271,333

Other 2.20%

Carrington Mortgage Loan Trust 2005-NC3 A1D	0.566%	#	6/25/2035	1,452	1,441,885
Illinois Student Assistance Commission 2010-1 A2	1.501%	#	4/25/2022	5,435	5,483,643
Morgan Stanley ABS Capital I 2006-HE1 A3	0.416%	#	1/25/2036	1,572	1,487,959
Saxon Asset Securities Trust 2006-3 A2	0.346%	#	10/25/2046	772	757,984
SLM Student Loan Trust 2006-2 A5	0.561%	#	7/25/2025	6,735	6,505,393
SLM Student Loan Trust 2008-3 A3	1.451%	#	10/25/2021	4,000	4,006,229
SLM Student Loan Trust 2008-4 A4	2.101%	#	7/25/2022	1,110	1,153,826
SLM Student Loan Trust 2008-5 A4	2.151%	#	7/25/2023	3,985	4,210,756
SLM Student Loan Trust 2010-A 2A†	3.49%	#	5/16/2044	4,156	4,311,349
SLM Student Loan Trust 2010-C A1†	1.89%	#	12/15/2017	2,522	2,527,938
SLM Student Loan Trust 2011-1 A2	1.386%	#	10/25/2034	5,300	5,251,652
SLM Student Loan Trust 2012-C A1†	1.34%	#	8/15/2023	2,260	2,265,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Other (continued)

Structured Asset Securities Corp. 2006-GEL3 A2†	0.466%#	7/25/2036	$847	$778,439

Total				40,182,115

Total Asset-Backed Securities (cost $198,096,574)				198,226,186

CORPORATE BONDS 40.83%

Aerospace/Defense 0.09%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	1,644	1,726,200

Air Transportation 0.04%

Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	695	717,381

Apparel 0.12%

PVH Corp.	7.75%	11/15/2023	1,440	1,680,405
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%	1/19/2016	650	594,750

Total				2,275,155

Auto Parts: Original Equipment 0.49%

BorgWarner, Inc.	8.00%	10/1/2019	4,721	5,786,926
Hertz Corp. (The)	7.50%	10/15/2018	1,715	1,858,631
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	1,378	1,328,048

Total				8,973,605

Auto: Trucks & Parts 0.14%

Commercial Vehicle Group, Inc.	7.875%	4/15/2019	2,490	2,536,687

Automotive 0.37%

Ford Motor Co.	6.625%	10/1/2028	1,322	1,483,313
Ford Motor Co.	7.45%	7/16/2031	4,202	5,210,480

Total				6,693,793

Banks: Diversified 6.38%

Banco Bradesco SA†	5.75%	3/1/2022	1,475	1,559,813
Banco Bradesco SA†	5.90%	1/16/2021	800	846,000
Banco del Estado de Chile (Chile)†(a)	3.875%	2/8/2022	900	973,913
Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	1,800	1,908,000
BanColombia SA (Colombia)(a)	4.25%	1/12/2016	600	624,000
Bank of America Corp.	5.625%	7/1/2020	2,205	2,448,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Diversified (continued)

Bank of America Corp.	7.625%	6/1/2019	$6,605	$8,077,228
Bank of Nova Scotia (Canada)†(a)	2.15%	8/3/2016	3,780	3,975,381
BBVA Bancomer SA†	4.50%	3/10/2016	400	422,000
BBVA Bancomer SA†	6.75%	9/30/2022	1,300	1,400,750
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	4,850	4,884,939
CIT Group, Inc.†	7.00%	5/2/2016	1,690	1,696,270
Citigroup, Inc.	5.50%	4/11/2013	2,400	2,465,542
Citigroup, Inc.	6.125%	5/15/2018	1,407	1,633,735
Citigroup, Inc.	8.50%	5/22/2019	3,825	4,899,859
Discover Bank	8.70%	11/18/2019	4,070	5,157,691
DnB Bank ASA (Norway)†(a)	3.20%	4/3/2017	6,000	6,230,358
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	4,140	4,285,086
Finansbank AS (Turkey)†(a)	5.50%	5/11/2016	700	696,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	1,000	1,040,818
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	1,458	1,611,800
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	11,888	14,276,953
HSBC Bank Brasil SA - Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	500	515,000
Itau Unibanco Holding SA (Brazil)†(a)	5.50%	8/6/2022	1,400	1,432,900
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	1,700	1,848,750
JPMorgan Chase & Co.	4.35%	8/15/2021	4,698	5,158,475
JPMorgan Chase & Co.	4.50%	1/24/2022	4,229	4,705,177
JPMorgan Chase & Co.	5.375%	10/1/2012	2,215	2,222,885
JPMorgan Chase & Co.	5.75%	1/2/2013	3,025	3,071,649
JPMorgan Chase & Co.	6.30%	4/23/2019	447	546,295
Morgan Stanley	5.75%	1/25/2021	1,906	1,971,555
Morgan Stanley	6.00%	4/28/2015	2,150	2,291,922
Morgan Stanley	6.25%	8/28/2017	3,413	3,702,119
Nordea Eiendomskreditt AS (Norway)†(a)	2.125%	9/22/2016	2,380	2,461,651
Regions Financial Corp.	7.75%	11/10/2014	1,042	1,156,828
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.30%	6/30/2017	5,430	5,657,072
Vietnam Joint Stock Commercial Bank for
Industry & Trade (Vietnam)†(a)	8.00%	5/17/2017	450	434,250
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	8,100	8,483,017

Total				116,774,767

Banks: Money Center 0.72%

BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	550	566,500
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	1,600	1,721,121
Huntington Bancshares, Inc.	7.00%	12/15/2020	2,438	2,913,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Banks: Money Center (continued)

SVB Financial Group	5.375%	9/15/2020	$3,009	$3,320,561
Zions Bancorporation	4.50%	3/27/2017	4,436	4,642,079

Total				13,163,520

Beverages 0.52%

Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,893	1,914,686
Beam, Inc.	5.875%	1/15/2036	577	691,671
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	475	302,219
Central American Bottling Corp.†	6.75%	2/9/2022	950	1,028,375
Pernod Ricard SA (France)†(a)	5.50%	1/15/2042	1,000	1,133,227
Pernod Ricard SA (France) †(a)	5.75%	4/7/2021	3,845	4,485,715

Total				9,555,893

Biotechnology Research & Production 0.03%

Laboratory Corp. of America Holdings	5.50%	2/1/2013	461	469,212

Broadcasting 0.15%

Cox Communications, Inc.	7.125%	10/1/2012	2,753	2,765,256

Brokers 0.27%

Raymond James Financial, Inc.	8.60%	8/15/2019	3,870	4,868,166

Building Materials 0.44%

Building Materials Corp. of America†	7.00%	2/15/2020	1,233	1,340,887
Cimento Tupi SA (Brazil)†(a)	9.75%	5/11/2018	500	512,500
Owens Corning, Inc.	9.00%	6/15/2019	1,055	1,330,390
Rearden G. Holdings EINS GmbH (Germany)†(a)	7.875%	3/30/2020	150	165,000
Voto-Votorantim Ltd.†	6.75%	4/5/2021	1,770	2,035,500
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	2,450	2,633,750

Total				8,018,027

Business Services 0.26%

ERAC USA Finance LLC†	5.80%	10/15/2012	1,400	1,407,332
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	335	352,587
Nord Anglia Education (UK) Holdings plc (United Kingdom)†(a)	10.25%	4/1/2017	800	858,000
Verisk Analytics, Inc.	4.875%	1/15/2019	250	269,774
Verisk Analytics, Inc.	5.80%	5/1/2021	1,700	1,916,952

Total				4,804,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Cable Services 0.36%

Time Warner Cable, Inc.	6.55%	5/1/2037	$1,296	$1,623,401
Time Warner Cable, Inc.	7.30%	7/1/2038	3,625	4,963,245

Total				6,586,646

Chemicals 1.20%

Airgas, Inc.	7.125%	10/1/2018	5,200	5,599,875
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	1,585	2,123,900
CF Industries, Inc.	7.125%	5/1/2020	2,176	2,706,400
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,380	4,895,706
LyondellBasell Industries NV (Netherlands)(a)	5.00%	4/15/2019	1,000	1,065,000
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	2,521	2,702,484
Methanex Corp. (Canada) (a)	6.00%	8/15/2015	2,765	2,941,595

Total				22,034,960

Coal 0.14%

Peabody Energy Corp.†	6.00%	11/15/2018	875	899,063
Peabody Energy Corp.	7.875%	11/1/2026	1,587	1,702,057

Total				2,601,120

Communications & Media 0.16%

Digicel Ltd. (Jamaica)†(a)	7.00%	2/15/2020	3,000	3,015,000

Computer Hardware 0.36%

Hewlett-Packard Co.	4.50%	3/1/2013	6,455	6,568,950

Computer Software 0.56%

BMC Software, Inc.	7.25%	6/1/2018	5,982	7,245,159
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,879	2,954,574

Total				10,199,733

Construction/Homebuilding 0.21%

Desarrolladora Homex SAB de CV (Mexico)†(a)	9.75%	3/25/2020	250	251,250
Empresas ICA SAB de CV (Mexico)†(a)	8.375%	7/24/2017	1,200	1,230,000
H&E Equipment Services, Inc.†	7.00%	9/1/2022	726	755,040
Odebrecht Finance Ltd.†	7.125%	6/26/2042	1,510	1,661,000

Total				3,897,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer Products 0.09%

Tupperware Brands Corp.	4.75%	6/1/2021	$1,560	$1,646,992

Containers 0.38%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,193	3,731,770
Pactiv Corp.	7.95%	12/15/2025	2,447	1,908,660
Rock-Tenn Co.†	4.90%	3/1/2022	362	393,856
Sealed Air Corp.†	8.125%	9/15/2019	870	972,225

Total				7,006,511

Data Product, Equipment & Communications 0.12%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	1,141	1,192,345

Fidelity National Information Services, Inc.	7.625%	7/15/2017	950	1,049,750

Total				2,242,095

Drugs 0.06%

Hypermarcas SA (Brazil)†(a)	6.50%	4/20/2021	1,000	1,035,000

Electric: Power 1.95%

Astoria Depositor Corp.†	8.144%	5/1/2021	1,250	1,125,000
Black Hills Corp.	9.00%	5/15/2014	3,190	3,550,760
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	4,473	2,500,615
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,150	1,299,529
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	4,009	4,637,952
Elwood Energy LLC	8.159%	7/5/2026	1,173	1,187,434
Entergy Arkansas, Inc.	3.75%	2/15/2021	1,440	1,554,906
Indiantown Cogeneration LP	9.77%	12/15/2020	2,481	2,626,312
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,392,625
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	1,465	1,659,112
Oncor Electric Delivery Co. LLC	4.10%	6/1/2022	925	967,527
Oncor Electric Delivery Co. LLC	7.00%	9/1/2022	551	686,656
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	830	1,087,171
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	2,000	2,240,198
Red Oak Power LLC	8.54%	11/30/2019	1,499	1,592,643
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,300	4,525,924

Total				35,634,364

Electronics 0.06%

PerkinElmer, Inc.	5.00%	11/15/2021	1,025	1,139,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electronics: Semi-Conductors/Components 0.43%

Agilent Technologies, Inc.	4.45%	9/14/2012	$1,129	$1,129,962
KLA-Tencor Corp.	6.90%	5/1/2018	5,567	6,700,391

Total				7,830,353

Energy Equipment & Services 0.78%

Alta Wind Holdings LLC†	7.00%	6/30/2035	2,791	3,116,152
Cameron International Corp.	7.00%	7/15/2038	198	264,204
Energy Transfer Partners LP	5.20%	2/1/2022	734	809,418
Energy Transfer Partners LP	5.95%	2/1/2015	2,115	2,321,083
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,500	3,921,305
NRG Energy, Inc.	7.375%	1/15/2017	3,684	3,835,965

Total				14,268,127

Engineering & Contracting Services 0.06%

Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	1,209	1,178,619

Entertainment 0.02%

Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	316,030

Environmental Services 0.09%

Casella Waste Systems, Inc.	11.00%	7/15/2014	1,499	1,596,435

Fertilizers 0.01%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	145	184,206

Financial Services 2.69%

BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	1,250	1,390,625
Credit Suisse AG (Guernsey)†(a)	1.625%	3/6/2015	3,390	3,442,867
Doric Nimrod Air Finance Alpha Ltd. (Guernsey)†(a)	5.125%	11/30/2024	700	710,500
FMR LLC†	6.45%	11/15/2039	1,625	1,966,971
General Electric Capital Corp.	2.00%	9/28/2012	17,840	17,862,443
General Electric Capital Corp.	6.75%	3/15/2032	2,787	3,629,569
General Electric Capital Corp.	6.875%	1/10/2039	2,462	3,376,911
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	1,955	1,991,269
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	1,455	1,560,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	935	998,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Financial Services (continued)

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	$285	$303,525
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,985	3,085,123
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,971	3,441,271
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	4,157	5,415,694

Total				49,175,131

Financial: Miscellaneous 0.78%

Compagnie de Financement Foncier (France)†(a)	2.125%	4/22/2013	4,800	4,840,599
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	5,270	5,687,347
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	924	990,903
SLM Corp.	8.45%	6/15/2018	2,410	2,795,600

Total				14,314,449

Food 0.58%

CCL Finance Ltd.†	9.50%	8/15/2014	700	794,500
CFG Investment SAC (Peru)†(a)	9.75%	7/30/2019	1,400	1,358,000
Kellogg Co.	4.25%	3/6/2013	2,452	2,497,823
Kellogg Co.	5.125%	12/3/2012	3,462	3,501,425
Kraft Foods, Inc.	6.00%	2/11/2013	1,831	1,873,095
Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp.	9.25%	4/1/2015	645	665,156

Total				10,689,999

Gaming 0.05%

CCM Merger, Inc.†	9.125%	5/1/2019	858	866,580

Health Care Products 0.19%

Biomet, Inc.	11.625%	10/15/2017	3,205	3,441,369

Health Care Services 0.16%

Centene Corp.	5.75%	6/1/2017	1,427	1,496,566
Community Health Systems, Inc.	8.00%	11/15/2019	1,168	1,267,280
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	161	179,515

Total				2,943,361

Household Equipment/Products 0.06%

American Standard Americas†	10.75%	1/15/2016	1,148	1,033,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Insurance 1.02%

American International Group, Inc.	4.875%	9/15/2016	$863	$946,877
American International Group, Inc.	8.25%	8/15/2018	1,694	2,142,393
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	2,095,425
ING US, Inc.†	5.50%	7/15/2022	1,260	1,299,858
Liberty Mutual Group, Inc.†	4.95%	5/1/2022	1,505	1,577,055
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	2,250	2,365,726
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	877	945,880
Markel Corp.	7.125%	9/30/2019	3,600	4,229,064
Willis North America, Inc.	7.00%	9/29/2019	2,555	3,057,906

Total				18,660,184

Investment Management Companies 0.30%

Lazard Group LLC	6.85%	6/15/2017	1,000	1,129,128
Lazard Group LLC	7.125%	5/15/2015	3,130	3,436,749
Oaktree Capital Management LP†	6.75%	12/2/2019	900	992,463

Total				5,558,340

Leasing 0.05%

International Lease Finance Corp.	8.25%	12/15/2020	220	258,201
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	7/11/2014	715	721,404

Total				979,605

Leisure 0.28%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	5,153,822

Lodging 0.21%

Downstream Development Authority of the
Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	703	741,665
Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	3,145,906

Total				3,887,571

Machinery: Agricultural 0.60%

Camposol SA (Peru)†(a)	9.875%	2/2/2017	1,394	1,509,005
Lorillard Tobacco Co.	8.125%	6/23/2019	2,322	2,984,799
Lorillard Tobacco Co.	8.125%	5/1/2040	2,884	3,791,110
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	400	397,000
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(a)	10.50%	1/28/2018	1,025	996,812
Virgolino de Oliveira Finance Ltd. (Luxembourg)†(a)	11.75%	2/9/2022	1,360	1,322,600

Total				11,001,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery: Industrial/Specialty 0.04%

CPM Holdings, Inc.	10.625%	9/1/2014	$758	$802,438

Machinery: Oil Well Equipment & Services 0.33%

Pride International, Inc.	7.875%	8/15/2040	1,300	1,901,664
Pride International, Inc.	8.50%	6/15/2019	3,148	4,130,491

Total				6,032,155

Manufacturing 0.27%

Hillenbrand, Inc.	5.50%	7/15/2020	3,900	4,350,368
JB Poindexter & Co., Inc.†	9.00%	4/1/2022	550	552,750

Total				4,903,118

Materials & Commodities 0.10%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,609	1,777,945

Media 0.71%

Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	4,525	4,909,625
NBCUniversal Media LLC	6.40%	4/30/2040	1,950	2,535,616
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,631,000
News America, Inc.	6.90%	8/15/2039	890	1,159,149
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	659,075
Videotron Ltee (Canada) (a)	9.125%	4/15/2018	1,976	2,163,720

Total				13,058,185

Metals & Minerals: Miscellaneous 1.06%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	6,733	8,978,085
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	4,197	4,321,479
Compass Minerals International, Inc.	8.00%	6/1/2019	879	958,110
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	4,255	4,270,573
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019	829	858,015

Total				19,386,262

Natural Gas 0.39%

SourceGas LLC†	5.90%	4/1/2017	3,984	4,279,481
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,015	2,835,395

Total				7,114,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil 3.14%

Afren plc (United Kingdom)†(a)	10.25%	4/8/2019	$2,100	$2,325,750
Afren plc (United Kingdom)†(a)	11.50%	2/1/2016	1,800	2,029,500
Antero Resources Finance Corp.	7.25%	8/1/2019	580	622,050
Atwood Oceanics, Inc.	6.50%	2/1/2020	1,576	1,690,260
BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	767	786,175
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	5,334	6,680,307
Chaparral Energy, Inc.†	7.625%	11/15/2022	685	727,813
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	1,200	1,544,200
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	1,300	1,697,275
Concho Resources, Inc.	5.50%	4/1/2023	1,269	1,315,001
Continental Resources, Inc.	7.375%	10/1/2020	1,000	1,127,500
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,603	1,711,202
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,093	3,418,674
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	8.625%	4/28/2034	1,300	1,787,734
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,315,250
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	500	531,875
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,738,550
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	825	966,735
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	720	751,500
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	1,456	1,277,640
Petro-Canada (Canada)(a)	4.00%	7/15/2013	3,600	3,702,276
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	1,771	1,376,952
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	500	530,000
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,475	1,891,687
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,050	3,222,789
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,260	1,421,886
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	2,400	2,393,914
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	800	838,726
SEACOR Holdings, Inc.	7.375%	10/1/2019	3,732	4,080,804
SM Energy Co.†	6.50%	1/1/2023	385	401,844
Valero Energy Corp.	10.50%	3/15/2039	910	1,414,137
WPX Energy, Inc.	5.25%	1/15/2017	1,050	1,110,375

Total				57,430,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil: Crude Producers 0.94%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	$1,800	$1,908,000
Enterprise Products Operating LLC	7.55%	4/15/2038	1,769	2,387,172
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858	919,292
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,349	5,708,864
OGX Austria GmbH (Austria)†(a)	8.50%	6/1/2018	1,730	1,544,025
Pacific Rubiales Energy Corp. (Canada)†(a)	7.25%	12/12/2021	3,567	4,155,555
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	583	632,555

Total				17,255,463

Oil: Integrated Domestic 0.78%

Buckeye Partners LP	6.05%	1/15/2018	2,553	2,823,636
COSL Finance BVI Ltd.†	3.25%	9/6/2022	1,500	1,501,654
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	2,569	2,572,309
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	2,000	2,540,912
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,050	1,092,626
Newfield Exploration Co.	5.625%	7/1/2024	572	621,335
Rowan Cos., Inc.	7.875%	8/1/2019	2,500	3,056,025

Total				14,208,497

Oil: Integrated International 1.33%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	9,400	9,616,548
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	1,901	2,124,995
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	1,398	1,757,211
Petrohawk Energy Corp.	7.25%	8/15/2018	1,854	2,118,957
Petrohawk Energy Corp.	10.50%	8/1/2014	1,904	2,085,786
Transocean, Inc.	6.375%	12/15/2021	724	873,756
Transocean, Inc.	7.375%	4/15/2018	1,935	2,289,823
Weatherford International Ltd.	9.875%	3/1/2039	2,400	3,432,350

Total				24,299,426

Paper & Forest Products 0.86%

Clearwater Paper Corp.	7.125%	11/1/2018	1,121	1,230,298
Georgia-Pacific LLC	8.875%	5/15/2031	4,745	6,907,145
International Paper Co.	9.375%	5/15/2019	1,598	2,168,799
Plum Creek Timberlands LP	4.70%	3/15/2021	3,850	4,104,027
Smurfit Kappa Funding plc (Ireland) (a)	7.75%	4/1/2015	1,333	1,356,327

Total				15,766,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Plastics 0.06%

Plastipak Holdings, Inc. †	10.625%	8/15/2019	$890	$1,014,600

Real Estate Investment Trusts 1.31%

American Tower Corp.	4.70%	3/15/2022	724	784,875
Atlantic Finance Ltd. (United Kingdom)†(a)	10.75%	5/27/2014	1,000	1,092,384
Entertainment Properties Trust	7.75%	7/15/2020	1,694	1,895,747
Goodman Funding Pty Ltd. (Australia)†(a)	6.00%	3/22/2022	2,750	2,884,890
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,760	1,879,687
HCP, Inc.	6.00%	1/30/2017	5,575	6,367,837
Health Care REIT, Inc.	5.25%	1/15/2022	1,295	1,451,733
Kilroy Realty LP	6.625%	6/1/2020	517	610,757
Rouse Co. LP (The)	6.75%	11/9/2015	2,553	2,702,989
Weyerhaeuser Co.	6.95%	8/1/2017	1,192	1,380,924
Weyerhaeuser Co.	7.375%	10/1/2019	2,300	2,839,697

Total				23,891,520

Restaurants 0.38%

Darden Restaurants, Inc.	5.625%	10/15/2012	4,283	4,304,509
OSI Restaurant Partners LLC	10.00%	6/15/2015	2,498	2,569,843

Total				6,874,352

Retail 0.66%

Family Dollar Stores, Inc.	5.00%	2/1/2021	1,958	2,121,638
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	3,000	3,051,327
QVC, Inc.†	7.375%	10/15/2020	5,209	5,808,285
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	975	1,033,510

Total				12,014,760

Retail: Specialty 0.07%

Rite Aid Corp.	10.25%	10/15/2019	1,076	1,218,570

Savings & Loan 0.31%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	4,824	5,591,272

Steel 0.79%

Allegheny Ludlum Corp.	6.95%	12/15/2025	870	1,034,281
Allegheny Technologies, Inc.	9.375%	6/1/2019	5,585	7,212,749
Gerdau Trade, Inc.†	5.75%	1/30/2021	1,250	1,334,375
Valmont Industries, Inc.	6.625%	4/20/2020	4,151	4,945,630

Total				14,527,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Technology 0.05%

Tencent Holdings Ltd. (China)†(a)	3.375%	3/5/2018	$500	$502,471
Viasystems Group, Inc. †	7.875%	5/1/2019	375	369,375

Total				871,846

Telecommunications 0.95%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,509	1,629,720
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	2,908	3,030,246
Frontier Communications Corp.	9.25%	7/1/2021	868	993,860
GeoEye, Inc.	9.625%	10/1/2015	280	312,200
Intelsat Jackson Holdings SA (Luxembourg)(a)	8.50%	11/1/2019	2,313	2,561,647
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	1,929	2,001,338
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	1,500	1,582,500
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	700	764,050
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	2,400	2,478,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,225	2,047,000

Total				17,400,561

Tobacco 0.47%

Altria Group, Inc.	8.50%	11/10/2013	1,290	1,407,101
Altria Group, Inc.	9.95%	11/10/2038	4,200	7,195,801

Total				8,602,902

Transportation: Miscellaneous 1.19%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,485	1,512,750
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	2,679	2,841,980
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	597	671,625
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020	250	283,125
Kansas City Southern de Mexico SA de CV (Mexico)(a)	8.00%	2/1/2018	1,270	1,428,750
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	1,170	1,380,600
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022	1,600	1,630,000
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	2,869	2,381,270
Viterra, Inc. (Canada) †(a)	5.95%	8/1/2020	8,940	9,736,160

Total				21,866,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Utilities 0.46%

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)†(a)	6.25%	12/16/2020		$300	$323,250
Public Service Co. of New Mexico	7.95%	5/15/2018		3,533	4,294,764
Williams Cos., Inc. (The)	8.75%	3/15/2032		2,764	3,813,621

Total					8,431,635

Utilities: Electrical 0.15%

Calpine Corp.†	7.50%	2/15/2021		2,385	2,659,275

Total Corporate Bonds (cost $704,124,425)					747,028,691

FLOATING RATE LOAN(b) 0.03%

Media

Alpha D2 Ltd. New Term Loan B (United Kingdom)(a) (cost $553,316)	5.75%	4/28/2017		571	576,133

FOREIGN BOND(c) 0.01%

Croatia

Agrokor dd† (cost $231,192)	9.875%	5/1/2019	EUR	175	230,020

FOREIGN GOVERNMENT OBLIGATIONS 3.10%

Argentina 0.27%

City of Buenos Aires†(a)	9.95%	3/1/2017		$800	664,000
Provincia de Buenos Aires†(a)	10.875%	1/26/2021		1,440	943,200
Provincia de Buenos Aires†(a)	11.75%	10/5/2015		1,205	1,000,150
Provincia de Neuquen†(a)	7.875%	4/26/2021		500	435,000
Republic of Argentina(a)	8.28%	12/31/2033		2,815	1,927,963

Total					4,970,313

Bahamas 0.13%

Commonwealth of Bahamas†	6.95%	11/20/2029		1,943	2,303,697

Bermuda 0.28%

Bermuda Government†	4.138%	1/3/2023		2,000	2,114,446
Bermuda Government†	5.603%	7/20/2020		2,550	2,966,593

Total					5,081,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Brazil 0.18%

Federal Republic of Brazil(a)	5.625%	1/7/2041	$1,300	$1,686,750
Federal Republic of Brazil(a)	5.875%	1/15/2019	505	625,442
Federal Republic of Brazil(a)	8.25%	1/20/2034	600	999,000

Total				3,311,192

Cayman Islands 0.13%

Cayman Islands Government†	5.95%	11/24/2019	2,120	2,420,402

Colombia 0.08%

Republic of Colombia(a)	6.125%	1/18/2041	1,117	1,527,498

Croatia 0.03%

Republic of Croatia†(a)	6.25%	4/27/2017	500	530,380

Dominican Republic 0.10%

Dominican Republic†(a)	9.04%	1/23/2018	1,570	1,785,323

Gabon 0.14%

Republic of Gabon†(a)	8.20%	12/12/2017	2,150	2,601,500

Ghana 0.20%

Republic of Ghana†(a)	8.50%	10/4/2017	3,110	3,599,825

Iceland 0.13%

Republic of Iceland†(a)	5.875%	5/11/2022	2,200	2,336,323

Indonesia 0.13%

Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	1,500	1,548,750
Republic of Indonesia†(a)	5.25%	1/17/2042	715	799,013

Total				2,347,763

Mexico 0.10%

United Mexican States(a)	4.75%	3/8/2044	1,120	1,257,200
United Mexican States(a)	5.95%	3/19/2019	400	495,800

Total				1,753,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Panama 0.07%

Republic of Panama(a)	6.70%	1/26/2036	$880	$1,259,280

Peru 0.06%

Republic of Peru(a)	6.55%	3/14/2037	755	1,087,200

Philippines 0.15%

Republic of Philippines(a)	7.50%	9/25/2024	1,979	2,785,442

Qatar 0.05%

State of Qatar†(a)	3.125%	1/20/2017	900	946,125

Russia 0.40%

Russia Eurobonds†(a)	3.625%	4/29/2015	3,310	3,479,373
Russia Eurobonds†(a)	5.00%	4/29/2020	3,350	3,829,050

Total				7,308,423

Turkey 0.26%

Republic of Turkey(a)	5.625%	3/30/2021	4,124	4,804,460

Ukraine 0.10%

Ukraine Government†(a)	6.25%	6/17/2016	1,920	1,780,800

Venezuela 0.11%

Republic of Venezuela(a)	9.375%	1/13/2034	2,489	2,115,650

Total Foreign Government Obligations (cost $53,963,363)				56,655,635

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.09%

Federal Home Loan Mortgage Corp.(d)	3.00%	TBA	25,000	26,277,343
Federal Home Loan Mortgage Corp.(d)	3.50%	TBA	111,000	117,469,224
Federal Home Loan Mortgage Corp.(d)	4.00%	TBA	65,000	69,539,841
Federal Home Loan Mortgage Corp.	5.00%	6/1/2026	16,224	17,621,722
Federal National Mortgage Assoc.(d)	3.00%	TBA	68,000	70,560,628
Federal National Mortgage Assoc.(d)	4.50%	TBA	9,000	9,718,593
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2038	72,543	80,089,630
Federal National Mortgage Assoc.(d)	5.50%	TBA	10,000	10,971,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	6.00%	10/1/2038	$18,217	$20,248,495

Total Government Sponsored Enterprises Pass-Throughs (cost $411,325,971)				422,497,353

MUNICIPAL BONDS 0.85%

Education 0.11%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	1,595	2,014,517

Other Revenue 0.37%

Dallas Cnty TX Hosp Dist Build America Bds Ser B	6.171%	8/15/2034	733	870,591
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,349	1,660,147
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	3,575	4,322,783

Total				6,853,521

Transportation 0.30%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,305	2,659,117
Metro Dist of Columbia Arpts Auth Build America Bds	7.462%	10/1/2046	2,225	2,737,907

Total				5,397,024

Utilities 0.07%

Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	1,235	1,335,220

Total Municipal Bonds (cost $13,286,396)				15,600,282

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.15%

7 WTC Depositor LLC Trust 2012-7WTC B†	5.965%	3/13/2031	2,965	3,073,664
Arkle Master Issuer plc 2010-2A 1A1†	1.835%#	5/17/2060	1,500	1,515,048
Arkle Master Issuer plc 2011-1A 2A†	1.685%#	5/17/2060	3,000	3,027,804
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%	1/25/2042	3,897	4,450,992
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%	12/10/2046	1,000	1,054,662
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.42%#	6/15/2022	4,272	4,071,961
Credit Suisse Mortgage Capital Certificates 2006-C5 AM	5.343%	12/15/2039	6,870	7,012,161
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	3,645	3,771,822
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.481%#	3/10/2044	3,523	3,545,144
Gracechurch Mortgage Financing plc 2006-1 A6†	0.534%#	11/20/2056	1,368	1,367,736
Gracechurch Mortgage Financing plc 2011-1A 2A1†	1.984%#	11/20/2056	3,600	3,660,340
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.065%#	7/10/2038	1,925	2,050,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	$5,842	$5,995,151
GS Mortgage Securities Corp II 2012-SHOP A†	2.933%	6/5/2031	4,250	4,418,211
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	2,484	2,485,903
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	2,003	2,005,423
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%	4/10/2038	2,085	2,189,770
Holmes Master Issuer plc 2010-1A A2†	1.855%#	10/15/2054	3,500	3,534,727
Holmes Master Issuer plc 2012-1A A2†	2.105%#	10/15/2054	2,500	2,554,275
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,619	1,625,083
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.988%#	6/15/2049	5,484	5,651,947
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.003%#	6/15/2049	6,235	5,811,837
JPMorgan Chase Commercial Mortgage Securities Corp. 2009-RR1 A4B†	5.706%#	3/18/2051	4,870	4,909,983
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	2,780	2,856,557
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	1,007	1,018,081
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	945	912,997
Merrill Lynch Floating Trust 2008-LAQA A1†	0.779%#	7/9/2021	5,738	5,639,331
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.489%#	11/12/2037	7,741	7,732,652
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	891	893,822
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	845	846,224
Merrill Lynch Mortgage Trust 2006-C2 AM	5.782%	8/12/2043	2,885	3,080,098
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.549%#	6/12/2050	1,470	1,457,123
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.702%#	2/12/2039	2,000	1,787,503
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 AS	3.792%	8/15/2045	4,350	4,507,409
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	2,250	2,249,028
Morgan Stanley Capital I 2007-XLF9 B†	0.84%#	12/15/2020	3,000	2,799,565
Permanent Master Issuer plc 2010-1A†	1.605%#	7/15/2042	3,800	3,814,550
RBSCF Trust 2010-RR3 MS4C†	4.97%	4/16/2040	3,393	3,525,922
Sequoia Mortgage Trust 2012-3 A1	3.50%	7/25/2042	1,389	1,474,375
Silverstone Master Issuer plc 2012-1A†	2.003%#	1/21/2055	3,900	3,991,552
UBS Commercial Mortgage Trust 2012-C1 A3	3.40%	5/10/2045	4,325	4,587,928
UBS Commercial Mortgage Trust 2012-C1 D†	5.72%#	5/10/2045	4,100	3,484,319
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.42%#	7/15/2042	2,060	2,013,479
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%	1/15/2045	2,115	2,018,576
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	4,325	4,435,406
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	1,299	1,313,901
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	2,870	2,868,288

Total Non-Agency Commercial Mortgage-Backed Securities (cost $145,871,747)				149,093,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

U.S. TREASURY OBLIGATIONS 28.47%

U.S. Treasury Bond	3.00%	5/15/2042	$54,903	$58,643,267
U.S. Treasury Note	0.50%	10/15/2014	190,944	192,018,060
U.S. Treasury Note	0.50%	7/31/2017	119,272	118,796,820
U.S. Treasury Note	0.625%	12/31/2012	128,500	128,720,892
U.S. Treasury Note	0.625%	8/31/2017	7,420	7,431,597
U.S. Treasury Note	1.625%	8/15/2022	15,270	15,360,673

Total U.S. Treasury Obligations (cost $519,507,355)				520,971,309

Total Long-Term Investments (cost $2,046,960,339)				2,110,878,767

SHORT-TERM INVESTMENTS 1.36%

Repurchase Agreements

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $845,000 of U.S. Treasury Note at 2.625% due 6/30/2014 and $265,000 of U.S. Treasury Note at 0.25% due 9/15/2014; value: $1,150,138; proceeds: $1,123,704			1,124	1,123,703
Repurchase Agreement dated 8/31/2012, 0.15% due 9/4/2012 with Bank of America Corp. collateralized by $21,716,000 of U.S. Treasury Note at 2.75% due 2/15/2019; value: $24,300,086; proceeds: $23,745,396			23,745	23,745,000

Total Short-Term Investments (cost $24,868,703)				24,868,703

Total Investments in Securities 116.73% (cost $2,071,829,042)				2,135,747,470

Liabilities in Excess of Cash & Other Assets(e) (16.73%)				(306,106,556)

Net Assets 100.00%				$1,829,640,914

EUR	euro.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)

Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rates shown is the rate(s) in effect at August 31, 2012.

(c)	Investment in non-U.S. dollar denominated securities.
(d)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2012

(e)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

euro	Sell	Credit Suisse	10/31/2012	184,000	$227,796	$231,580	$(3,784)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following twelve funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of August 31, 2012, only High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund had open forward foreign currency exchange contracts.

(e)

Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of August 31, 2012, only High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(f)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)

Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)

Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(j)

Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2012, the Funds had the following unfunded loan commitments:

	Fund Name

Security Name	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Cequel Communications LLC Bridge Term Loan	$—	$7,500,000	$—	$—	$—
Diamond Foods, Inc. Revolver	1,367,426	962,802	137,843	21,765	1,743,957
Georgia Gulf Corp. Bridge Term Loan	14,500,000	23,500,000	1,750,000	300,000	21,450,000
WaveDivision Holdings LLC Bridge Term Loan	—	10,000,000	—	—	—

Total	$15,867,426	$41,962,802	$1,887,843	$321,765	$23,193,957

(k)

Inflation-Linked Derivatives-The Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted.

(l)

Credit Default Swaps-Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Notes to Schedule of Investments (unaudited)(continued)

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

(m)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;
	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
	•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing each Fund’s investments carried at fair value:

	Balanced Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$1,376,042	$—	$—	$1,376,042
Repurchase Agreement	—	870	—	870

Total	$1,376,042	$870	$—	$1,376,912

Notes to Schedule of Investments (unaudited)(continued)

	Convertible Fund

Investment Type*	Level 1	Level 2	Level 3		Total

Common Stocks	$35,406,546	$—	$—		$35,406,546
Convertible Bonds	—	287,494,357	—		287,494,357
Convertible Preferred Stocks	72,536,530	5,297,481	—		77,834,011
High Yield Corporate Bonds	—	3,882,538	—		3,882,538
Warrant	—	—	—	(1)	—	(1)
Repurchase Agreement	—	10,472,456	—		10,472,456

Total	$107,943,076	$307,146,832	$—	(1)	$415,089,908

(1)	Valued at zero as of August 31, 2012.

	Core Fixed Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$119,742,051	$—	$119,742,051
Corporate Bonds	—	349,601,552	—	349,601,552
Foreign Government Obligations	—	12,800,161	—	12,800,161
Government Sponsored Enterprises Pass-Throughs	—	293,138,235	—	293,138,235
Municipal Bonds	—	9,106,050	—	9,106,050
Non-Agency Commercial Mortgage-Backed Securities	—	62,213,498	—	62,213,498
U.S. Treasury Obligations	—	398,794,421	—	398,794,421
Commercial Paper	—	4,976,160	—	4,976,160
Repurchase Agreements	—	71,342,716	—	71,342,716

Total	$—	$1,321,714,844	$—	$1,321,714,844

	Diversified Equity Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$180,943	$—	$—	$180,943

Total	$180,943	$—	$—	$180,943

	Diversified Income Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$590,810	$—	$—	$590,810
Repurchase Agreement	—	101	—	101

Total	$590,810	$101	$—	$590,911

	Floating Rate Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$180,494,803	$—	$180,494,803
Floating Rate Loans	—	2,731,168,196	116,614,892	2,847,783,088
Non-Agency Commercial Mortgage-Backed Securities	—	37,268,087	—	37,268,087
Repurchase Agreement	—	111,248,000	—	111,248,000

Total	$—	$3,060,179,086	$116,614,892	$3,176,793,978

Notes to Schedule of Investments (unaudited)(continued)

	Growth & Income Strategy Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investments in Underlying Funds	$721,426	$—	$—	$721,426
Repurchase Agreement	—	770	—	770

Total	$721,426	$770	$—	$722,196

	High Yield Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$36,490,558	$—	$—	$36,490,558
Convertible Bonds	—	18,947,437	—	18,947,437
Convertible Preferred Stocks	2,936,132	506,536	—	3,442,668
Floating Rate Loans	—	104,106,375	33,168,229	137,274,604
Foreign Bonds	—	72,189,014	—	72,189,014
Foreign Government Obligations	—	17,040,765	—	17,040,765
High Yield Corporate Bonds	—	1,851,740,757	16,139	1,851,756,896
Non-Agency Commercial Mortgage-Backed Securities	—	48,805,372	—	48,805,372
Preferred Stocks	10,301,070	9,075,000	—	19,376,070
Warrants	634,849	137,764	—	772,613
Repurchase Agreement	—	20,065,951	—	20,065,951

Total	$50,362,609	$2,142,614,971	$33,184,368	$2,226,161,948

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$249,792	$—	$249,792
Liabilities	—	(1,635,164)	—	(1,635,164)
Futures Contracts
Assets	—	—	—	—
Liabilities	(124,255)	—	—	(124,255)

Total	$(124,255)	$(1,385,372)	$—	$(1,509,627)

	Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$167,776,794	$—	$167,776,794
Corporate Bonds	—	1,446,711,137	—	1,446,711,137
Floating Rate Loans	—	17,479,398	4,041,915	21,521,313
Foreign Bonds	—	4,289,991	—	4,289,991
Foreign Government Obligations	—	18,172,619	—	18,172,619
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	256,659	—	256,659
Government Sponsored Enterprises Pass-Throughs	—	157,035,944	—	157,035,944
Municipal Bonds	—	12,219,846	—	12,219,846
Non-Agency Commercial Mortgage-Backed Securities	—	92,131,897	—	92,131,897
Commercial Paper	—	3,999,422	—	3,999,422
Repurchase Agreements	—	103,278,310	—	103,278,310

Total	$—	$2,023,352,017	$4,041,915	$2,027,393,932

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$4,636,881	$—	$4,636,881
Liabilities	—	(601,147)	—	(601,147)
Futures Contracts
Assets	—	—	—	—
Liabilities	(1,140,613)	—	—	(1,140,613)

Total	$(1,140,613)	$4,035,734	$—	$2,895,121

Notes to Schedule of Investments (unaudited)(continued)

	Inflation Focused Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$24,614,402	$—	$24,614,402
Convertible Bonds	—	524,631	—	524,631
Corporate Bonds	—	157,898,014	—	157,898,014
Floating Rate Loans	—	5,191,797	681,532	5,873,329
Foreign Bonds	—	1,382,204	—	1,382,204
Foreign Government Obligations	—	3,000,374	—	3,000,374
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	8,883,154	—	8,883,154
Government Sponsored Enterprises Pass-Throughs	—	27,251,363	—	27,251,363
Non-Agency Commercial Mortgage-Backed Securities	—	77,027,409	—	77,027,409
U.S. Treasury Obligation	—	1,001,992	—	1,001,992
Commercial Paper	—	4,986,609	—	4,986,609
Repurchase Agreements	—	15,472,877	—	15,472,877

Total	$—	$327,234,826	$681,532	$327,916,358

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$332	$—	$332
Liabilities	—	(24,378)	—	(24,378)
Futures Contracts
Assets	68,365	—	—	68,365
Liabilities	(161,596)	—	—	(161,596)
CPI Swaps
Assets	—	345,522	—	345,522
Liabilities	—	(5,152,569)	—	(5,152,569)
Credit Default Swaps on Indexes
Assets	—	71,319	—	71,319
Liabilities	—	(8,728)	—	(8,728)

Total	$(93,231)	$(4,768,502)	$—	$(4,861,733)

	Short Duration Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$1,548,698,376	$—	$1,548,698,376
Convertible Bonds		43,458,699		43,458,699
Corporate Bonds	—	11,358,741,867	—	11,358,741,867
Floating Rate Loans	—	406,839,927	51,914,982	458,754,909
Foreign Bonds	—	106,603,043	—	106,603,043
Foreign Government Obligations	—	214,937,103	—	214,937,103
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	748,476,030	—	748,476,030
Government Sponsored Enterprises Pass-Throughs	—	2,005,805,307	—	2,005,805,307
Municipal Bonds	—	64,085,805	—	64,085,805
Non-Agency Commercial Mortgage-Backed Securities	—	5,842,951,122	—	5,842,951,122
U.S. Treasury Obligation	—	86,300,802	—	86,300,802
Commercial Paper	—	385,203,378	—	385,203,378
Repurchase Agreements	—	1,105,486,314	—	1,105,486,314

Total	$—	$23,917,587,773	$51,914,982	$23,969,502,755

Notes to Schedule of Investments (unaudited)(continued)

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Assets	$—	$109,953	$—	$109,953
Liabilities	—	(2,233,013)	—	(2,233,013)
Futures Contracts
Assets	4,898,698	—	—	4,898,698
Liabilities	(11,514,851)	—	—	(11,514,851)
Credit Default Swaps on Indexes
Assets	—	5,636,708	—	5,636,708
Liabilities	—	(688,334)	—	(688,334)

Total	$(6,616,153)	$2,825,314	$—	$(3,790,839)

	Total Return Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$198,226,186	$—	$198,226,186
Corporate Bonds	—	747,028,691	—	747,028,691
Floating Rate Loan	—	576,133	—	576,133
Foreign Bond	—	230,020	—	230,020
Foreign Government Obligations	—	56,655,635	—	56,655,635
Government Sponsored Enterprises Pass-Throughs	—	422,497,353	—	422,497,353
Municipal Bonds	—	15,600,282	—	15,600,282
Non-Agency Commercial Mortgage-Backed Securities	—	149,093,158	—	149,093,158
U.S. Treasury Obligations	—	520,971,309	—	520,971,309
Repurchase Agreements	—	24,868,703	—	24,868,703

Total	$—	$2,135,747,470	$—	$2,135,747,470

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(3,784)	—	(3,784)

Total	$—	$(3,784)	$—	$(3,784)

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Floating Rate Fund	High Yield Fund	High Yield Fund

			High Yield
Investment Type	Floating Rate Loans	Floating Rate Loans	Corporate Bonds

Balance as of December 1, 2011	$81,980,032	$12,087,625	$127,500
Accrued discounts/premiums	104,223	27,940	—
Realized gain (loss)	250,079	95,864	(61,350)
Change in unrealized appreciation/depreciation	1,173,901	471,145	(85,011)
Purchases	108,260,407	28,298,130	—
Sales	(15,806,316)	(7,812,475)	—
Net transfers in or out of Level 3	(59,347,434)	—	35,000

Balance as of August 31, 2012	$116,614,892	$33,168,229	$16,139

Notes to Schedule of Investments (unaudited)(continued)

Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Investment Type	Floating Rate Loans	Floating Rate Loans	Floating Rate Loans

Balance as of December 1, 2011	$—	$—	$—
Accrued discounts/premiums	11,090	1,645	141,834
Realized gain (loss)	325	48	4,181
Change in unrealized appreciation/depreciation	(27,300)	(4,611)	(344,459)
Purchases	4,068,914	686,032	52,256,033
Sales	(11,114)	(1,582)	(142,607)
Net transfers in or out of Level 3	—	—	—

Balance as of August 31, 2012	$4,041,915	$681,532	$51,914,982

(o)

Disclosures about Derivative Instruments and Hedging Activities-High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts during the period ended August 31, 2012 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the period ended August 31, 2012 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps during the period ended August 31, 2012 (as described in note 2(k)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps.

Inflation Focused Fund and Short Duration Income Fund entered into credit default swaps during the period ended August 31, 2012 (as described in note 2(l)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of August 31, 2012, the High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

Notes to Schedule of Investments (unaudited)(continued)

	High Yield Fund			Income Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value

Forward Foreign Currency Exchange Contracts	$—	$249,792	$249,792	$—	$4,636,881	$4,636,881

Total	$—	$249,792	$249,792	$—	$4,636,881	$4,636,881

Liability Derivatives
Futures Contracts	$124,255	$—	$124,255	$1,140,613	$—	$1,140,613
Forward Foreign Currency Exchange Contracts	—	1,635,164	1,635,164	—	601,147	601,147

Total	$124,255	$1,635,164	$1,759,419	$1,140,613	$601,147	$1,741,760

	Inflation Focused Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Inflation Linked Contracts	Credit Contracts	Fair Value

Futures Contracts	$68,365	$—	$—	$—	$68,365
Forward Foreign Currency Exchange Contracts	—	332	—	—	332
Credit Default Swaps	—	—	—	71,319	71,319
CPI Swaps	—	—	345,522	—	345,522

Total	$68,365	$332	$345,522	$71,319	$485,538

Liability Derivatives
Futures Contracts	$161,596	$—	$—	$—	$161,596
Forward Foreign Currency Exchange Contracts	—	24,378	—	—	24,378
Credit Default Swaps	—	—		8,728	8,728
CPI Swaps	—	—	5,152,569	—	5,152,569

Total	$161,596	$24,378	$5,152,569	$8,728	$5,347,271

	Short Duration Income Fund				Total Return Fund

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value	Interest Rate Contracts	Fair Value

Futures Contracts	$4,898,698	$—	$—	$4,898,698	$—	$—
Forward Foreign Currency Exchange Contracts	—	109,953	—	109,953	—	—
Credit Default Swaps	—	—	5,636,708	5,636,708	—	—

Total	$4,898,698	$109,953	$5,636,708	$10,645,349	$—	$—

Liability Derivatives
Futures Contracts	$11,514,851	$—	$—	$11,514,851	$—	$—
Forward Foreign Currency Exchange Contracts	—	2,233,013	—	2,233,013	3,784	3,784
Credit Default Swaps	—	—	688,334	688,334	—	—

Total	$11,514,851	$2,233,013	$688,334	$14,436,198	$3,784	$3,784

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL TAX INFORMATION

As of August 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund

Tax cost	$1,355,299,665	$410,390,759	$1,290,711,018

Gross unrealized gain	25,617,885	18,205,685	31,243,540
Gross unrealized loss	(4,005,183)	(13,506,536)	(239,714)

Net unrealized security gain	$21,612,702	$4,699,149	$31,003,826

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund

Tax cost	$161,581,704	$578,817,795	$3,186,026,318

Gross unrealized gain	19,361,536	14,980,789	36,998,112
Gross unrealized loss	—	(2,887,161)	(46,230,452)

Net unrealized security gain (loss)	$19,361,536	$12,093,628	$(9,232,340)

	Growth & Income Strategy Fund	High Yield Fund	Income Fund

Tax cost	$699,583,603	$2,166,936,135	$1,926,133,066

Gross unrealized gain	33,672,797	92,304,329	107,394,949
Gross unrealized loss	(11,060,757)	(33,078,516)	(6,134,083)

Net unrealized security gain	$22,612,040	$59,225,813	$101,260,866

	Inflation Focused Fund	Short Duration Income Fund	Total Return Fund

Tax cost	$323,789,766	$23,639,727,320	$2,076,753,154

Gross unrealized gain	4,625,708	375,288,379	65,575,873
Gross unrealized loss	(499,116)	(45,512,944)	(6,581,557)

Net unrealized security gain	$4,126,592	$329,775,435	$58,994,316

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, certain distributions received and wash sales.

4.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended August 31, 2012:

Notes to Schedule of Investments (unaudited)(continued)

Balanced Strategy Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2012	Fair Value at 8/31/2012	Net Realized Gain (Loss) 12/1/2011 to 8/31/2012	Dividend Income 12/1/2011 to 8/31/2012

Lord Abbett Affiliated Fund, Inc. - Class I	20,974,502	278,903	(3,070,672)	18,182,733	$211,283,356	$(7,088,551)	$3,122,923
Lord Abbett Bond Debenture Fund, Inc. - Class I	17,219,599	95,009	(17,314,608)	—	—	4,072,757	1,128,034
Lord Abbett Calibrated Large Cap Value Fund, Inc. - Class I	—	1,129,348	—	1,129,348	19,808,765	—	—
Lord Abbett Calibrated Mid Cap Value Fund, Inc. - Class I	—	4,848,930	—	4,848,930	82,383,313	—	—
Lord Abbett Calibrated Dividend Growth Fund (formerly, Capital Structure Fund) - Class I	2,172,061	8,485	(2,180,546)	—	—	2,157,280	97,580
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	5,889,287	71,960	(5,961,247)	—	—	9,980,986	1,874,560
Lord Abbett Investment Trust - Convertible Fund - Class I	6,722,843	6,113,084	(171,438)	12,664,489	138,802,794	121,220	2,807,261
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	2,415,640	63,596	(2,479,236)	—	—	283,192 (a)	73,244
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	6,273,455	15,447,078	(762,197)	20,958,336	134,552,520	(287,425)	2,415,372
Lord Abbett Investment Trust - Floating Rate Fund - Class I	6,815,766	—	(6,815,766)	—	—	80,369	108,872
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	—	2,724,603	(1,094,471)	1,630,132	33,482,908	1,516,031	—
Lord Abbett Investment Trust - High Yield Fund - Class I	31,272,280	16,568,739	(8,376,616)	39,464,403	309,400,919	(372,577) (b)	17,734,531
Lord Abbett Securities Trust - International Core Equity Fund - Class I	4,392,659	98,710	(4,491,369)	—	—	(9,229,871)	1,010,784
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	21,283,091	8,130,118	(2,119,232)	27,293,977	207,980,105	(4,476,594)	7,385,255
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	7,048,454	5,462,976	—	12,511,430	211,192,944	—	580,557
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2,843,415	19,240,482	(16,206,296)	5,877,601	27,154,515	679,217	805,894

Total					$1,376,042,139	$(2,563,966)	$39,144,867

(a) Includes $639,420 of distributed capital gains.
(b) Includes $1,724,401 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2012	Fair Value at 8/31/2012	Net Realized Gain (Loss) 12/1/2011 to 8/31/2012	Dividend Income 12/1/2011 to 8/31/2012

Lord Abbett Affiliated Fund, Inc. - Class I	2,419,478	129,468	(223,840)	2,325,106	$27,017,728	$(626,669)	$371,940
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	1,240,763	61,247	(110,074)	1,191,936	36,222,944	(256,398)	396,019
Lord Abbett Developing Growth Fund, Inc. - Class I	407,301	16,892	(37,836)	386,357	9,075,517	120,888	—
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	1,401,531	70,005	(78,753)	1,392,783	18,064,397	(54,317)	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	767,838	195,523	(76,372)	886,989	18,218,760	2,459,514 (a)	—
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,843,907	217,940	(108,781)	1,953,066	21,581,376	(329,512)	492,508
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,140,723	88,748	(87,423)	1,142,048	14,561,113	(45,900)	149,663
Lord Abbett Stock Appreciation Fund - Class I	2,924,133	229,166	(287,629)	2,865,670	18,053,719	(9,749)	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,110,284	94,481	(65,551)	1,139,214	18,147,685	179,793	—

Total					$180,943,239	$1,437,650	$1,410,130

(a)	Includes $2,431,895 of distributed capital gains

Notes to Schedule of Investments (unaudited)(continued)

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2012	Fair Value at 8/31/2012	Net Realized Gain (Loss) 12/1/2011 to 8/31/2012	Dividend Income 12/1/2011 to 8/31/2012

Lord Abbett Affiliated Fund, Inc. - Class I	—	2,611,265	(825,272)	1,785,993	$20,753,234	$741,619	$257,197
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	—	206,102	—	206,102	3,615,023	—	—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	—	278,733	—	278,733	4,735,666	—	—
Lord Abbett Bond Debenture Fund, Inc. - Class I	3,207,720	17,452	(3,225,172)	—	—	(590,398)	196,729
Lord Abbett Calibrated Dividend Growth Fund (formerly, Capital Structure Fund) - Class I	2,148,640	—	(2,148,640)	—	—	(1,187,987)	—
Lord Abbett Investment Trust - Convertible Fund - Class I	3,096,469	3,533,099	(151,241)	6,478,327	71,002,464	67,641	1,123,254
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	3,687,678	5,295,726	(482,492)	8,500,912	54,575,857	(196,479)	945,656
Lord Abbett Investment Trust - High Yield Fund - Class I	22,337,133	5,561,342	(2,970,520)	24,927,955	$195,435,168	$141,481 (a)	$10,182,490
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	5,492,430	2,481,329	(356,655)	7,617,104	58,042,333	(697,853)	1,924,354
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	2,148,868	1,419,371	(60,067)	3,508,172	59,217,951	131,050	224,964
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	16,190,293	13,878,428	(3,351,677)	26,717,044	123,432,742	136,272	3,412,744

Total					$590,810,438	$(1,454,654)	$18,267,388

(a)	Includes $1,181,634 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2012	Fair Value at 8/31/2012	Net Realized Gain (Loss) 12/1/2011 to 8/31/2012	Dividend Income 12/1/2011 to 8/31/2012

Lord Abbett Affiliated Fund, Inc. - Class I	4,809,047	670,848	(1,162,510)	4,317,385	$50,168,016	$(6,064,843)	$747,132
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	—	984,094	—	984,094	17,261,006	—	—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	—	2,498,073	—	2,498,073	42,442,265	—	—
Lord Abbett Calibrated Dividend Growth Fund (formerly, Capital Structure Fund) - Class I	4,254,188	38,791	(4,292,979)	—	—	(799,782)	446,098
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	3,820,926	46,687	(1,334,215)	2,533,398	76,989,953	1,736,583	1,216,201
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	—	511,899	(511,899)	—	—	102,386	7,861
Lord Abbett Investment Trust - Floating Rate Fund - Class I	1,178,450	—	(1,178,450)	—	—	290,094	18,376
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	2,572,953	—	(48,280)	2,524,673	32,745,007	(68,202)	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	—	336,268	(336,268)	—	—	(387,351)	—
Lord Abbett Investment Trust - High Yield Fund - Class I	17,131,467	6,584,111	(4,027,846)	19,687,732	154,351,822	419,308 (a)	8,783,537
Lord Abbett Securities Trust - International Core Equity Fund - Class I	3,166,469	81,855	(3,248,324)	—	—	2,727,322	838,193

Notes to Schedule of Investments (unaudited)(concluded)

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2012	Fair Value at 8/31/2012	Net Realized Gain (Loss) 12/1/2011 to 8/31/2012		Dividend Income 12/1/2011 to 8/31/2012

Lord Abbett Securities Trust - International Dividend Income Fund - Class I	10,419,495	9,279,885	(685,632)	19,013,748	$144,884,758	$(1,491,457)		$4,677,243
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,720,162	20,186	(1,740,348)	—	—	(1,444,053)		225,685
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid- Cap Value Fund, Inc.) - Class I	3,821,042	4,837,688	—	8,658,730	146,159,363	—		317,578
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2,842,210	3,498,962	(1,280,728)	5,060,444	23,379,251	26,327		508,641
Lord Abbett Stock Appreciation Fund - Class I	3,887,426	—	(3,887,426)	—	—	3,357,654		—
Lord Abbett Investment Trust - Total Return Fund - Class I	52,104	24,302	(76,406)	—	—	(343	)(b)	1,913
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	2,275,501	—	(201,163)	2,074,338	33,044,199	226,810		—

Total					$721,425,640	$(1,369,547)		$17,788,458

(a)	Includes $982,570 of distributed capital gains.
(b)	Includes $31,099 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of August 31, 2012, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:
Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	15.35%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund, Inc. - Class I	1.44%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, Inc. - Class I	5.99%
Lord Abbett Investment Trust - Convertible Fund - Class I	10.09%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	9.78%
Lord Abbett Research Fund, Inc. Growth Opportunities Fund - Class I	2.43%
Lord Abbett Investment Trust - High Yield Fund - Class I	22.49%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	15.11%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I (formerly, Mid-Cap Value Fund, Inc.)	15.35%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1.97%

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	14.93%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	20.02%
Lord Abbett Developing Growth Fund, Inc. - Class I	5.01%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	9.98%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	10.07%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	11.93%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.05%
Lord Abbett Stock Appreciation Fund - Class I	9.98%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10.03%

Diversified Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	3.51%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	0.61%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	0.80%
Lord Abbett Investment Trust - Convertible Fund - Class I	12.02%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	9.24%
Lord Abbett Investment Trust - High Yield Fund - Class I	33.08%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	9.83%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I (formerly, Mid-Cap Value Fund, Inc.)	10.02%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	20.89%

Growth & Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	6.96%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund, Inc. - Class I	2.39%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, Inc. - Class I	5.88%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	10.67%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	4.54%
Lord Abbett Investment Trust - High Yield Fund - Class I	21.40%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20.08%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I (formerly, Mid-Cap Value Fund, Inc.)	20.26%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	3.24%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	4.58%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

Wells Fargo & Co.	3.84%
Exxon Mobil Corp.	3.83%
JPMorgan Chase & Co.	3.11%
Chevron Corp.	3.00%
Pfizer, Inc.	2.80%
AT&T, Inc.	2.51%
General Electric Co.	2.34%
Goldman Sachs Group, Inc. (The)	1.94%
Johnson & Johnson	1.85%
Capital One Financial Corp.	1.72%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.65%
Consumer Staples	8.65%
Energy	16.41%
Financials	24.27%
Health Care	13.18%
Industrials	8.10%
Information Technology	6.83%
Materials	4.57%
Telecommunication Services	4.21%
Utilities	2.83%
Short-Term Investment	1.30%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Calibrated Large Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments

Exxon Mobil Corp.	7.12%
AT&T, Inc.	2.60%
ConocoPhillips	2.37%
JPMorgan Chase & Co.	2.34%
Merck & Co., Inc.	2.25%
Wells Fargo & Co.	2.09%
Chevron Corp.	2.09%
Time Warner, Inc.	2.03%
Capital One Financial Corp.	1.95%
Bank of America Corp.	1.80%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.34%
Consumer Staples	7.61%
Energy	16.29%
Financials	26.03%
Health Care	11.66%
Industrials	9.69%
Information Technology	5.81%
Materials	4.42%
Telecommunication Services	3.23%
Utilities	6.50%
Short-Term Investment	0.42%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Calibrated Mid Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments

PPL Corp.	2.25%
International Paper Co.	2.24%
Eaton Corp.	2.02%
Noble Energy, Inc.	2.01%
Analog Devices, Inc.	1.96%
Dover Corp.	1.89%
Kohl’s Corp.	1.82%
AES Corp. (The)	1.78%
Comerica, Inc.	1.77%
Rock-Tenn Co. Class A	1.75%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.03%
Consumer Staples	4.79%
Energy	8.81%
Financials	31.11%
Health Care	7.49%
Industrials	11.23%
Information Technology	9.89%
Materials	6.90%
Telecommunication Services	0.31%
Utilities	10.17%
Short-Term Investment	0.27%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments

Apple, Inc.	7.02%
Google, Inc. Class A	2.29%
QUALCOMM, Inc.	2.13%
Exxon Mobil Corp.	2.01%
Johnson & Johnson	2.00%
Pfizer, Inc.	1.95%
Union Pacific Corp.	1.91%
Procter & Gamble Co. (The)	1.77%
Wells Fargo & Co.	1.70%
Chevron Corp.	1.69%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.47%
Consumer Staples	7.74%
Energy	12.63%
Financials	15.18%
Health Care	12.71%
Industrials	10.42%
Information Technology	21.60%
Materials	5.44%
Telecommunication Services	3.11%
Utilities	1.45%
Short-Term Investment	0.25%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments

Bank of America Corp.	2.66%
Intel Corp.	2.45%
MetLife, Inc.	1.87%
NetApp, Inc.	1.81%
General Motors Co.	1.78%
Chesapeake Energy Corp.	1.77%
Chesapeake Energy Corp.	1.70%
SanDisk Corp.	1.58%
Citigroup, Inc.	1.55%
EMC Corp.	1.48%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.90%
Consumer Staples	1.76%
Energy	8.72%
Financials	18.28%
Health Care	15.13%
Industrials	5.84%
Materials	6.79%
Media	2.73%
Technology	21.76%
Telecommunication	1.14%
Transportation	1.26%
Utilities	3.17%
Short-Term Investment	2.52%

Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments

Fusion-io, Inc.	2.17%
Ocwen Financial Corp.	2.06%
Concur Technologies, Inc.	1.91%
Texas Capital Bancshares, Inc.	1.89%
Cornerstone OnDemand, Inc.	1.85%
Ultimate Software Group, Inc. (The)	1.83%
IPG Photonics Corp.	1.76%
Middleby Corp. (The)	1.69%
Mellanox Technologies, Ltd. (Israel)	1.68%
CoStar Group, Inc.	1.67%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.99%
Consumer Staples	6.50%
Energy	6.52%
Financials	9.15%
Health Care	22.08%
Industrials	11.26%
Information Technology	33.07%
Short-Term Investment	0.43%

Total	100.00%

* A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, Zero Coupon, 11/07/2012	3.54%
General Electric Capital Corp., 5.4%, 9/20/2013	2.30%
Federal National Mortgage Assoc., 4.5%, TBA	1.45%
Federal National Mortgage Assoc., 5.5%, 8/01/2037	1.09%
American Express Bank FSB, 5.5%, 4/16/2013	1.00%
Citigroup, Inc., 5.5%, 4/11/2013	1.00%
Cox Communications, Inc., 4.625%, 6/01/2013	0.96%
Macy’s Retail Holdings, Inc., 5.875%, 1/15/2013	0.87%
Historic TW, Inc., 9.125%, 1/15/2013	0.78%
Western Union Co. (The), 1.048%, 3/07/2013	0.73%

Holdings by Sector*	% of Investments

Asset-Backed	10.08%
Automotive	0.78%
Banking	8.18%
Basic Industry	3.08%
Capital Goods	0.80%
Consumer Cyclical	3.42%
Consumer Non-Cyclical	3.10%
Energy	7.19%
Financial Services	4.29%
Foreign Government	3.61%
Healthcare	2.51%
Insurance	0.37%
Media	3.19%
Mortgage-Backed	39.15%
Real Estate	2.35%
Services	1.35%
Technology & Electronics	2.58%
Telecommunications	1.71%
U.S. Government	0.17%
Utility	1.08%
Short-Term Investment	1.01%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments

Exxon Mobil Corp.	2.70%
Berkshire Hathaway, Inc. Class B	2.20%
Capital One Financial Corp.	2.16%
Express Scripts Holding Co.	1.87%
Thermo Fisher Scientific, Inc.	1.86%
PNC Financial Services Group, Inc. (The)	1.76%
Halliburton Co.	1.72%
Travelers Cos., Inc. (The)	1.66%
Anadarko Petroleum Corp.	1.58%
Celgene Corp.	1.57%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.41%
Consumer Staples	6.44%
Energy	13.78%
Financials	23.06%
Health Care	17.62%
Industrials	7.64%
Information Technology	8.82%
Telecommunications	4.40%
Materials	0.51%
Utilities	2.31%
Short-Term Investment	4.01%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments

Whole Foods Market, Inc.	1.75%
Watson Pharmaceuticals, Inc.	1.70%
Red Hat, Inc.	1.67%
Affiliated Managers Group, Inc.	1.65%
Citrix Systems, Inc.	1.64%
Agilent Technologies, Inc.	1.64%
W.W. Grainger, Inc.	1.57%
AMETEK, Inc.	1.48%
Kansas City Southern	1.47%
Teradata Corp.	1.46%

Holdings by Sector*	% of Investments

Consumer Discretionary	24.14%
Consumer Staples	5.46%
Energy	6.95%
Financials	7.52%
Health Care	12.65%
Industrials	13.76%
Information Technology	22.16%
Materials	5.82%
Telecommunication Services	1.18%
Short-Term Investment	0.36%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments

Intelsat Bermuda Ltd. PIK, 11.50%, 2/04/2017	0.92%
Alliance Data Systems Corp., 6.375%, 4/01/2020	0.89%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.68%
AMC Networks, Inc., 7.75%, 7/15/2021	0.64%
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	0.62%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.62%
HCA, Inc., 6.50%, 6/15/2020	0.58%
Oasis Petroleum, Inc., 7.25%, 2/1/2019	0.55%
Lions Gate Entertainment, Inc., 10.25%, 11/01/2016	0.55%
Air Lease Corp., 5.625%, 4/1/2017	0.54%

Holdings by Sector*	% of Investments

Agency	0.00%**
Automotive	2.78%
Banking	4.29%
Basic Industry	9.71%
Capital Goods	5.04%
Consumer Cyclical	5.56%
Consumer Non-Cyclical	5.65%
Energy	12.81%
Financial Services	6.82%
Foreign Government	0.76%
Healthcare	5.45%
Insurance	1.07%
Media	8.17%
Real Estate	0.50%
Services	14.04%
Technology & Electronics	4.93%
Telecommunications	7.50%
Utility	4.02%
Short-Term Investment	0.90%

Total	100.00%

* A sector may comprise several industries
** Amount is less than .01%.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments

Roche Holding Ltd. AG	2.08%
East Japan Railway Co.	1.92%
Telenor ASA	1.91%
Keppel Corp., Ltd.	1.86%
Tullow Oil plc	1.80%
Fresenius SE & Co. KGaA	1.79%
Vivendi SA	1.79%
Anheuser-Busch InBev NV	1.69%
Prudential plc	1.68%
Toyota Motor Corp.	1.68%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.36%
Consumer Staples	13.06%
Energy	6.89%
Financials	21.95%
Health Care	9.00%
Industrials	13.24%
Information Technology	6.83%
Materials	6.64%
Telecommunication Services	6.42%
Utilities	5.08%
Short-Term Investment	2.53%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments

Telenor ASA	1.86%
Red Electrica Corp. SA	1.82%
Spark Infrastructure Group	1.78%
Vivendi SA	1.76%
CEZ AS	1.74%
Aviva plc	1.67%
Atlantia SpA	1.67%
KT&G Corp.	1.67%
Roche Holding Ltd. AG	1.66%
SSE plc	1.58%

Holdings by Sector*	% of Investments

Consumer Discretionary	7.51%
Consumer Staples	9.46%
Energy	2.54%
Financials	24.98%
Health Care	4.97%
Industrials	14.53%
Information Technology	5.10%
Materials	3.34%
Telecommunication Services	13.27%
Utilities	10.93%
Short-Term Investment	3.37%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments

FP Corp.	2.24%
Benesse Holdings, Inc.	2.20%
Park24 Co., Ltd.	2.11%
VTech Holdings Ltd.	1.90%
Symrise GmbH & Co. AG	1.87%
Brunel International NV	1.82%
United Arrows Ltd.	1.75%
3i Group plc	1.67%
Sundrug Co., Ltd.	1.67%
easyJet plc	1.66%

Holdings by Sector*	% of Investments

Consumer Discretionary	17.34%
Consumer Staples	10.98%
Energy	7.91%
Financials	15.58%
Health Care	4.16%
Industrials	19.70%
Information Technology	11.37%
Materials	7.53%
Telecommunication Services	0.88%
Utilities	4.15%
Short-Term Investment	0.40%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)

Ten Largest Holdings	% of Investments

Interpublic Group of Cos., Inc. (The)	2.12%
Watson Pharmaceuticals, Inc.	1.99%
Ashland, Inc.	1.86%
Bunge Ltd.	1.84%
Omnicom Group, Inc.	1.74%
Mylan, Inc.	1.73%
Fiserv, Inc.	1.66%
URS Corp.	1.56%
M&T Bank Corp.	1.50%
Anixter International, Inc.	1.45%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.49%
Consumer Staples	4.29%
Energy	8.28%
Financials	27.11%
Health Care	11.19%
Industrials	11.62%
Information Technology	9.32%
Materials	7.68%
Telecommunication Services	1.28%
Utilities	5.92%
Short-Term Investment	2.82%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments

Georgia-Pacific LLC, 8.25%, 5/1/2016	1.01%
JPMorgan Chase & Co., 3.45%, 3/1/2016	0.63%
Federal Home Loan Mortgage Corp., 2.593%, 2/1/2035	0.58%
Hewlett-Packard Co., 4.50%, 3/1/2013	0.51%
Virgin Media Secured Finance plc (United Kingdom), 6.50%, 1/15/2018	0.50%
Anglo American Capital plc (United Kingdom), 9.375%, 4/8/2019	0.49%
DBUBS Mortgage Trust 2011-LC1A A1, 3.742%, 11/10/2046	0.49%
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	0.47%
Greenwich Capital Commercial Funding Corp. 2007-GG11 A4, 5.736%, 12/10/2049	0.46%
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5, 5.42%, 12/15/2043	0.44%

Holdings by Sector*	% of Investments

Auto	0.77%
Basic Industry	2.43%
Consumer Cyclicals	1.99%
Consumer Discretionary	2.79%
Consumer Non-Cyclical	0.05%
Consumer Services	0.87%
Consumer Staples	1.47%
Energy	5.10%
Financial Services	49.30%
Foreign Government	0.87%
Health Care	1.50%
Integrated Oils	2.13%
Materials and Processing	3.74%
Municipal	0.31%
Other	0.41%
Producer Durables	0.66%
Technology	2.48%
Telecommunications	3.26%
Transportation	0.90%
U.S. Government	11.85%
Utilities	2.51%
Short-Term Investment	4.61%

Total	100.00%

* A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments

Apple, Inc.	8.25%
Google, Inc. Class A	3.56%
Amazon.com, Inc.	2.87%
Express Scripts Holding Co.	2.57%
eBay, Inc.	2.56%
Monsanto Co.	2.56%
Costco Wholesale Corp.	2.37%
Home Depot, Inc. (The)	2.31%
Amgen, Inc.	2.06%
QUALCOMM, Inc.	2.03%

Holdings by Sector*	% of Investments

Consumer Discretionary	19.49%
Consumer Staples	6.05%
Energy	5.64%
Financials	5.51%
Health Care	16.36%
Industrials	6.39%
Information Technology	36.29%
Materials	3.62%
Short Term Investment	0.65%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments

Watson Pharmaceuticals, Inc.	3.01%
PerkinElmer, Inc.	2.13%
Comerica, Inc.	1.94%
Arch Capital Group Ltd.	1.93%
Nuance Communications, Inc.	1.81%
Lender Processing Services, Inc.	1.69%
Tetra Tech, Inc.	1.67%
Rock-Tenn Co. Class A	1.67%
Amdocs Ltd.	1.67%
Constellation Brands, Inc. Class A	1.59%

Holdings by Sector*	% of Investments

Consumer Discretionary	10.01%
Consumer Staples	5.29%
Energy	4.78%
Financials	22.15%
Health Care	10.44%
Industrials	14.97%
Information Technology	16.41%
Materials	8.74%
Utilities	7.13%
Short-Term Investment	0.08%

Total	100.00%

* A sector may comprise several industries.

Item 2:      Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/Daria L. Foster Daria L. Foster President and Chief Executive Officer

Date: October 23, 2012

By:	/s/Joan A. Binstock Joan A. Binstock Chief Financial Officer and Vice President

Date: October 23, 2012

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster Daria L. Foster President and Chief Executive Officer

Date: October 23, 2012

By:	/s/Joan A. Binstock Joan A. Binstock Chief Financial Officer and Vice President

Date: October 23, 2012